    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2010

                                                FILE NOS. 333-134457; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


    REGISTRATION STATEMENT UNDER THE SECURITIES
                    ACT OF 1933                                            [X]
                          PRE-EFFECTIVE
                          AMENDMENT NO.                                    [_]
                          POST-EFFECTIVE
                          AMENDMENT NO. 13                                 [X]

                       AND/OR

                    REGISTRATION
  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                       [X]
                  AMENDMENT NO. 39                                         [X]
          (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:   As soon as practicable after
the effective date of this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2010 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                PROSPECTUS FOR
         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
                                FORM P1165 4/05

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated April 30, 2010, describes a flexible purchase payment variable deferred annuity contract (the "contract" or "contracts") for individuals and certain qualified and non-qualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Personal Income Design" in our marketing materials. This contract (Personal Income Design) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") and our Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Capital Appreciation Fund -- Series I shares (formerly, AIM V.I.
  Capital Appreciation Fund -- Series I shares)
Invesco V.I. Core Equity Fund -- Series I shares (formerly, AIM V.I. Core
  Equity Fund -- Series I shares)
Invesco V.I. International Growth Fund -- Series II shares (formerly, AIM V.I.
  International Growth Fund -- Series II shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Thematic Growth Portfolio -- Class B

AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

EVERGREEN VARIABLE ANNUITY TRUST:
Evergreen VA Omega Fund -- Class 2

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2

VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 3 Shares
U.S. Equity Fund -- Class 1 Shares


GENWORTH VARIABLE INSURANCE TRUST:
Genworth Calamos Growth Fund -- Service Shares
Genworth Columbia Mid Cap Value Fund -- Service Shares
Genworth Davis NY Venture Fund -- Service Shares
Genworth Eaton Vance Large Cap Value Fund -- Service Shares
Genworth Enhanced International Index Fund -- Service Shares
Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares
  (formerly, Genworth Legg Mason Western Asset Core Plus Bond Income Fund) Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares
  (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
Genworth PIMCO StocksPLUS Fund -- Service Shares


JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
Equity and Income Portfolio -- Class II Shares

VAN KAMPEN LIFE INVESTMENT TRUST:
Comstock Portfolio -- Class II Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II
  (formerly, Legg Mason Partners Variable Capital and Income Portfolio -- Class
  II)


VAN KAMPEN LIFE INVESTMENT TRUST:
Capital Growth Portfolio -- Class II Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Basic Value Fund -- Series II shares (formerly, AIM V.I. Basic
  Value Fund -- Series II shares)


BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE INVESTMENTS FUNDS, INC:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
  (formerly, Legg Mason Partners Variable Aggressive Growth Portfolio -- Class
  II)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I
  (formerly, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I)


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares (formerly,
  Oppenheimer MidCap Fund/VA -- Service Shares)

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all states.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.
This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract currently is offered only to customers of Raymond James Financial, Inc. and its subsidiaries but may, in the future, be offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm, including Raymond James Financial, Inc., is responsible for the guarantees under the contract. Guarantees under the contract is the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.


A Statement of Additional Information, dated April 30, 2010, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


                DEFINITIONS.................................................  7

                FEE TABLES..................................................  9
                   Examples................................................. 13

                SYNOPSIS.................................................... 13

                CONDENSED FINANCIAL INFORMATION............................. 17

                THE COMPANY................................................. 17

                FINANCIAL CONDITION OF THE COMPANY.......................... 17

                THE SEPARATE ACCOUNT........................................ 18
                   The Portfolios........................................... 19
                   Subaccounts.............................................. 20
                   Voting Rights............................................ 29
                   Asset Allocation Program................................. 29

                THE GUARANTEE ACCOUNT....................................... 39

                CHARGES AND OTHER DEDUCTIONS................................ 40
                   Transaction Expenses..................................... 40
                       Surrender Charge..................................... 40
                       Exceptions to the Surrender Charge................... 41
                   Deductions from the Separate Account..................... 41
                   Charges for the Living Benefit Rider Options............. 41
                   Charges for the Death Benefit Rider Options.............. 44
                   Other Charges............................................ 45

                THE CONTRACT................................................ 46
                   Purchase of the Contract................................. 46
                   Ownership................................................ 46
                   Assignment............................................... 47
                   Purchase Payments........................................ 48
                   Valuation Day and Valuation Period....................... 48
                   Allocation of Purchase Payments.......................... 48
                   Valuation of Accumulation Units.......................... 48

                TRANSFERS................................................... 49
                   Transfers Before the Annuity Commencement Date........... 49
                   Transfers from the Guarantee Account to the Subaccounts.. 49
                   Transfers from the Subaccounts to the Guarantee Account.. 49
                   Transfers Among the Subaccounts.......................... 50
                   Telephone/Internet Transactions.......................... 51
                   Confirmation of Transactions............................. 51
                   Special Note on Reliability.............................. 51
                   Transfers by Third Parties............................... 51
                   Special Note on Frequent Transfers....................... 52
                   Dollar Cost Averaging Program............................ 53
                   Defined Dollar Cost Averaging Program.................... 54
                   Portfolio Rebalancing Program............................ 55
                   Guarantee Account Interest Sweep Program................. 55

            SURRENDERS AND PARTIAL WITHDRAWALS..............................  55
               Surrenders and Partial Withdrawals...........................  55
               Restrictions on Distributions from Certain Contracts.........  56
               Systematic Withdrawal Program................................  57
               Guaranteed Minimum Withdrawal Benefit Rider Options..........  58
                   Lifetime Income Plus Solution............................  58
                   Lifetime Income Plus 2008................................  70
                   Lifetime Income Plus 2007................................  82
                   Lifetime Income Plus.....................................  89
                   Guaranteed Withdrawal Advantage..........................  97
                   Investment Strategy for the Guaranteed Minimum
                     Withdrawal Benefit Rider Options....................... 101

            THE DEATH BENEFIT............................................... 102
               Distribution Provisions Upon Death of Owner or Joint
                 Owner...................................................... 102
               Death Benefit at Death of Any Annuitant Before Annuity
                 Commencement Date.......................................... 102
               Basic Death Benefit.......................................... 102
               Annual Step-Up Death Benefit Rider........................... 103
               5% Rollup Death Benefit Rider................................ 103
               Earnings Protector Death Benefit Rider....................... 104
               The Earnings Protector and Greater of Annual Step-Up and
                 5% Rollup Death Benefit Rider.............................. 105
               Termination of Death Benefit Rider Options When Contract
                 Assigned or Sold........................................... 105
               How to Claim Proceeds and/or Death Benefit Payments.......... 105
               Distribution Rules........................................... 108

            INCOME PAYMENTS................................................. 108
               Income Payments and the Annuity Commencement Date............ 108
               Optional Payment Plans....................................... 110
               Variable Income Payments..................................... 111
               Transfers After the Annuity Commencement Date................ 111
               Guaranteed Income Advantage.................................. 112
               Payment Optimizer Plus....................................... 118

            TAX MATTERS..................................................... 127
               Introduction................................................. 127
               Taxation of Non-Qualified Contracts.......................... 127
               Section 1035 Exchanges....................................... 129
               Qualified Retirement Plans................................... 130
               Federal Income Tax Withholding............................... 134
               State Income Tax Withholding................................. 134
               Tax Status of the Company.................................... 134
               Federal Estate Taxes......................................... 134
               Generation-Skipping Transfer Tax............................. 134
               Annuity Purchases by Residents of Puerto Rico................ 134
               Annuity Purchases by Nonresident Aliens and Foreign
                 Corporations............................................... 134
               Foreign Tax Credits.......................................... 135
               Changes in the Law........................................... 135

            REQUESTING PAYMENTS............................................. 135

            SALE OF THE CONTRACTS........................................... 136

            ADDITIONAL INFORMATION.......................................... 137
               Owner Questions.............................................. 137
               Return Privilege............................................. 137
               State Regulation............................................. 137

                   Evidence of Death, Age, Gender, Marital Status or
                     Survival............................................... 137
                   Records and Reports...................................... 137
                   Other Information........................................ 137
                   Exemption to File Periodic Reports....................... 138
                   Legal Proceedings........................................ 138

                APPENDIX A -- EXAMPLES OF THE AVAILABLE DEATH BENEFITS...... A-1

                APPENDIX B -- CONDENSED FINANCIAL INFORMATION............... B-1

                TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in each Subaccount and the Separate Account before income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income payments.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for Payment Optimizer Plus and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for Payment Optimizer Plus and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 2 or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from other Subaccounts in which you have allocated assets.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for Payment Optimizer Plus and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefits available under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 29, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Portfolio -- A series of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 2, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account that invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states. A Subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax and any optional benefit charges.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------------------
Surrender Charge/1/ (as a percentage of purchase   Number of Completed Years  Surrender Charge as a
 payments withdrawn or surrendered)                Since We Received the      Percentage of the
                                                   Purchase Payment           Purchase Payment
                                                                              Withdrawn or
                                                                              Surrendered
                                                   -------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                              6                        3%
                                                          7 or more                    0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2/
----------------------------------------------------------------------------------------------------

/1/You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the twelfth transfer in a calendar year.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                 $25.00/1/
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                     1.00%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                         0.15%
--------------------------------------------------------------------------------------------------------------------
 Joint Annuitant Charge/2/                                                             0.20%
--------------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                         1.35%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/3/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/4/
                                                             -------------------------------------------------------
Guaranteed Withdrawal Advantage/5/                                     0.50%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus/6/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/7/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                            0.50%                       0.50%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/3,9/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/4/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
 Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
 Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                 Current Charge/10/         Maximum Charge/4,10/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.95% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
 Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.95% of benefit base plus  2.00% of benefit base plus
                                                             0.20% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
 Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.95% of benefit base plus  2.00% of benefit base plus
                                                             0.50% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options/11/ (as a percentage of your Contract Value at the time the charge is taken)/12/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/4/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                   0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                          0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                                     0.70%                       0.70%
--------------------------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/The Joint Annuitant charge is assessed only when a Joint Annuitant is added to the contract and the contract becomes a Joint Annuitant contract. The Joint Annuitant charge will terminate if the contract becomes a single Annuitant contract due to the death of an Annuitant. The Joint Annuitant charge will apply even if you elect Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus as a Joint Annuitant contract.

/3/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/4/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/5/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/6/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/7/Lifetime Income Plus 2007 is not available for contracts issued on or after September 29, 2008.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                                                                 Current Charge         Maximum Charge
                                                                              ---------------------------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                          0.85% of benefit base  2.00% of benefit base
---------------------------------------------------------------------------------------------------------------------------

                                                                                                        Current Charge
                                                                                                  ----------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              0.85% of benefit base PLUS
                                                                                                  0.15% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract                                                              0.85% of benefit base PLUS
                                                                                                  0.40% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Maximum Charge
                                                                                                  ---------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              2.00% of benefit base PLUS
                                                                                                  0.50% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract                                                              2.00% of benefit base PLUS
                                                                                                  0.50% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------------------------

/11/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/12/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.44%   2.47%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.39% and 2.47%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,220      $2,593      $3,901       $7,186


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $581       $1,973      $3,385       $7,039


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $692       $2,089      $3,506       $7,186


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, or if the contract is a single Annuitant contract, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible purchase payment variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account and purchase interest in the Guarantee Account. Should you decide to receive income payments (annuitize your contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units.

You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of Payment Optimizer Plus. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from Payment Optimizer Plus will be made in accordance with the terms of Payment Optimizer Plus. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Optimizer Plus" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Guaranteed Income Advantage" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven full years, we will assess a surrender charge ranging from 6% to 3%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for seven full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual contract charges in the aggregate at an effective annual rate of 1.15% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We also charge for the optional riders and benefits. In addition, there is a $25 annual contract maintenance charge that we waive if the Contract Value is more than $40,000 at the time the charge is assessed. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage is elected at the time of application), provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner or joint owner dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary.

If an Annuitant dies before the Annuity Commencement Date and the owner and Annuitant are different individuals, the owner will become the new Annuitant or, if there are joint owners, the joint owners will become the new Annuitants.

If there are Joint Annuitants, an Annuitant dies before the Annuity Commencement Date, and the owner is a non-natural entity, the contract will become subject to the distribution rules described in this prospectus. If the owner is not a non-natural entity, the selected payment option will end and the Joint Annuitant charge will terminate.

Please see "The Death Benefit" provision of this prospectus. In addition, the terms of the living benefit rider options may modify the rules described in summary above. If you have elected one of these riders, please see the disclosure in this prospectus for the applicable rider for more information.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date," "Income Payments --Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect the Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments --Payment Optimizer Plus" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income
Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum

Withdrawal Benefit Rider Options" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.


You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE UNDER THIS CONTRACT? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Four other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007 and Payment Optimizer Plus, are no longer offered for sale.


Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 29, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss Payment Optimizer Plus in this prospectus. Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by Payment Optimizer Plus, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.


Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.


THE DEATH BENEFIT RIDER OPTIONS. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and to the Guarantee Account if you so elect on your application. For contract owners that have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.


ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on June 5, 2002. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a Separate Account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount that corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision for additional information. If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial
Withdrawals --Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND ASSETS, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account, if available, at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.



                         SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.
INSURANCE FUNDS          FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE        AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)         FUND -- SERIES I SHARES)
                         -----------------------------------------------------------------------------
                         INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.
                         SERIES I SHARES (FORMERLY, AIM V.I.
                         CORE EQUITY FUND -- SERIES I
                         SHARES)
                         -----------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.
                         FUND -- SERIES II SHARES (FORMERLY,
                         AIM V.I. INTERNATIONAL GROWTH
                         FUND -- SERIES II SHARES)
                         -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED           Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --         consistent with the adviser's
SERIES FUND, INC.        CLASS B                              determination of reasonable risk.
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL             Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND         Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL      Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         -----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP          Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --      Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  CLASS II                             strategy that seeks to protect against
INC.                                                          U.S. inflation.
                         -----------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.           Seeks capital appreciation, and
SERIES FUNDS, INC.       FUND -- CLASS III SHARES             secondarily, income.

                         -----------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.     Seeks high total investment return.
                         FUND -- CLASS III SHARES



                         -----------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES        Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         -----------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



------------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

------------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and         BlackRock Advisors, LLC
secondarily, income.                    (subadvised by BlackRock
                                        Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.     BlackRock Advisors, LLC
    (subadvised by BlackRock
                                        Investment Management, LLC and
                                        BlackRock Asset Management U.K.
                                        Limited)
------------------------------------------------------------------------
Seeks long-term capital growth.         BlackRock Advisors, LLC
    (subadvised by BlackRock
                                        Investment Management, LLC)
------------------------------------------------------------------------


                      SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                      --------------------------------------------------------------------------
COLUMBIA FUNDS        COLUMBIA MARSICO GROWTH FUND,   The fund seeks long-term growth of
VARIABLE INSURANCE    VARIABLE SERIES -- CLASS A      capital.
TRUST I
                      --------------------------------------------------------------------------
                      COLUMBIA MARSICO INTERNATIONAL  The fund seeks long-term growth of
                      OPPORTUNITIES FUND, VARIABLE    capital.
                      SERIES -- CLASS B
                      --------------------------------------------------------------------------
EATON VANCE           VT FLOATING-RATE INCOME FUND    To provide a high level of current
VARIABLE TRUST                                        income.
                      --------------------------------------------------------------------------
                      VT WORLDWIDE HEALTH SCIENCES    Seeks long-term capital growth by
                      FUND                            investing in a worldwide and
                                                      diversified portfolio of health sciences
                                                      companies.
                      --------------------------------------------------------------------------
EVERGREEN VARIABLE    EVERGREEN VA OMEGA FUND --      Seeks long-term capital growth.
ANNUITY TRUST         CLASS 2
                      --------------------------------------------------------------------------
FEDERATED             FEDERATED HIGH INCOME BOND      Seeks high current income by
INSURANCE SERIES      FUND II -- SERVICE SHARES       investing in lower-rated corporate debt
                                                      obligations, commonly referred to as
                                                      "junk bonds."
                      --------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --   Seeks capital appreciation.
                      SERVICE SHARES


                      --------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO --       Seeks income and capital growth
INSURANCE PRODUCTS    SERVICE CLASS 2                 consistent with reasonable risk.
FUND











                      --------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --  Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      --------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL             Seeks capital appreciation.
                      APPRECIATION PORTFOLIO --
                      SERVICE CLASS 2
                      --------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --  Seeks reasonable income. The fund
                      SERVICE CLASS 2                 will also consider the potential for
                                                      capital appreciation. The fund's goal is
                                                      to achieve a yield which exceeds the
                                                      composite yield on the securities
                                                      comprising the Standard & Poors
                                                      500/SM/ Index (S&P 500(R)).
                      --------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO --         Seeks to achieve capital appreciation.
                      SERVICE CLASS 2

                      --------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO   Seeks high total return through a
                      -- SERVICE CLASS 2              combination of current income and
                                                      capital appreciation.
                      --------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                     Marsico Capital Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
           Marsico Capital Management, LLC)
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth.           Evergreen Investment Management
 Company, LLC
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
           Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                     Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
           FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
           FMR U.K., FIIA, FIIA(U.K.)L, and
           FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poors
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
           FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
-----------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE  CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.

                    ------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and maintenance of liquidity.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                    SHARES




                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 3       Seeks the highest total return,
                    SHARES                             composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH            The fund's investment objective is
INSURANCE TRUST/2/  FUND -- SERVICE SHARES             long-term capital growth.

                    ------------------------------------------------------------------------------
                    GENWORTH COLUMBIA MID CAP          The fund's investment objective is
                    VALUE FUND -- SERVICE SHARES       long-term capital appreciation.


                    ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.

------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP and
                                           SouthernSun Asset Manaement, Inc.)
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital growth.                  Management, Inc. (subadvised by
                                           Calamos Advisors LLC)
------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
                                           Columbia Management Advisors,
                                           LLC)
------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                      SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      GENWORTH DAVIS NY VENTURE          The fund's investment objective is
                      FUND -- SERVICE SHARES             long-term growth of capital.

                      ------------------------------------------------------------------------------
                      GENWORTH EATON VANCE LARGE CAP     The fund's investment objective is to
                      VALUE FUND -- SERVICE SHARES       seek total return.

                      ------------------------------------------------------------------------------
                      GENWORTH ENHANCED INTERNATIONAL    The fund's investment objective is to
                      INDEX FUND -- SERVICE SHARES       outperform the Morgan Stanley Capital
                                                         International Europe, Australasia and
                                                         Far East Index ("MSCI EAFE Index")
                                                         while maintaining a market level of
                                                         risk.
                      ------------------------------------------------------------------------------
                      GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                      ENHANCED CORE BOND INDEX           seek to outperform the total return
                      FUND -- SERVICE SHARES (FORMERLY,  performance of the Barclays Capital
                      GENWORTH LEGG MASON WESTERN        Aggregate Bond Index (the "Bond
                      ASSET CORE PLUS BOND FUND)         Index") while maintaining a risk level
                                                         commensurate with the Bond Index.
                      ------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                The fund's investment objective is to
                      CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                      FUND -- SERVICE SHARES (FORMERLY,
                      GENWORTH LEGG MASON PARTNERS
                      AGGRESSIVE GROWTH FUND)
                      ------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                      FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                         the S&P 500 Index.

                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO --              Seeks long-term capital growth,
                      SERVICE SHARES                     consistent with preservation of capital
                                                         and balanced by current income.
                      ------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment return,
ACCOUNT FUNDS         -- SERVICE SHARES                  which includes current income and
                                                         capital appreciation in the value of its
                                                         shares.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                      APPRECIATION FUND/VA --            in securities of well-known,
                      SERVICE SHARES                     established companies.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                      FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                         assets in securities of foreign issuers,
                                                         "growth type" companies, cyclical
                                                         industries and special situations that
                                                         are considered to have appreciation
                                                         possibilities.
                      ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
                                           Davis Selected Advisers, L.P.)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
                                           Eaton Vance Management)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the Morgan Stanley Capital      Management, Inc.
International Europe, Australasia and
Far East Index ("MSCI EAFE Index")
while maintaining a market level of
risk.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
         ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            Seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.
                       CAP FUND/VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
THE UNIVERSAL          EQUITY AND INCOME PORTFOLIO --     Seeks both capital appreciation and
INSTITUTIONAL FUNDS,   CLASS II SHARES                    current income.
INC.
                       ----------------------------------------------------------------------------
VAN KAMPEN LIFE        COMSTOCK PORTFOLIO --              Seeks capital growth and income
INVESTMENT TRUST       CLASS II SHARES                    through investments in equity
                                                          securities, including common stocks,
                                                          preferred stocks and securities
                                                          convertible into common and preferred
                                                          stocks.
                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks high total return.                 OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation.              OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks both capital appreciation and      Morgan Stanley Investment
current income.                          Management Inc.

----------------------------------------------------------------------------
Seeks capital growth and income          Van Kampen Asset Management
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:



                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE   Seeks to provide a high level of current
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER             income. Long-term capital
                       PORTFOLIO -- CLASS II (FORMERLY,  appreciation will be its secondary
                       LEGG MASON PARTNERS VARIABLE      objective. This objective may be
                       CAPITAL AND INCOME PORTFOLIO --   changed without shareholder approval.
                       CLASS II)
                       ----------------------------------------------------------------------------
VAN KAMPEN LIFE        CAPITAL GROWTH PORTFOLIO --       Seeks capital appreciation.
INVESTMENT TRUST       CLASS II SHARES
                       ----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.

----------------------------------------------------------------------------
Seeks capital appreciation.               Van Kampen Asset Management

----------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after September 8, 2008:



                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. BASIC VALUE FUND --    Long-term growth of capital.
INSURANCE FUNDS        SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE      V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)       SHARES)
                       -----------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.
SERIES FUNDS, INC.     FUND -- CLASS III SHARES

                       -----------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent
FUNDS, INC.                                                with prudent investment management
                                                           and the preservation of capital.
                       -----------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1      Seeks long-term growth of capital and
                       SHARES/1/                           future income.
                       -----------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --       Seeks long-term growth of capital and
                       CLASS 1 SHARES                      future income rather than current
                                                           income.
                       -----------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/2/            Seeks growth of capital and
                                                           accumulation of income that
                                                           corresponds to the investment return of
                                                           S&P's 500 Composite Stock Index.
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --      objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON      shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       -----------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE           income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,     This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE     shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                       CLASS I)
                       -----------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective is to
INSURANCE TRUST        SERVICE CLASS SHARES                seek capital appreciation.
                       -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP        Seeks capital appreciation by investing
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE           in "growth type" companies.
                       SHARES (FORMERLY, OPPENHEIMER
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       -----------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.



---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.


---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.



---------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

The following Portfolios are not available to contracts issued on or after January 5, 2009:


                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND --     Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE  CLASS 2 SHARES                         maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                    -----------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with   Franklin Templeton Services, LLC
                    ALLOCATION FUND -- CLASS 2 SHARES/1/   income as a secondary goal. The    (the fund's administrator)
                                                           fund normally invests equal
                                                           portions in Class 1 shares of
                                                           Franklin Income Securities Fund;
                                                           Mutual Shares Securities Fund;
                                                           and Templeton Growth
                                                           Securities Fund.
                    -----------------------------------------------------------------------------------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.
Not all of these Portfolios may be available in all states.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's board of directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the rights, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:
(i) the Portfolio's investment objective; (ii) the Portfolio's performance history; (iii) the Portfolio's holdings and the strategies the Portfolio uses to try and meet its objectives; and (iv) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.


INFORMATION ABOUT THE GENWORTH VARIABLE INSURANCE TRUST. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM, "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts, and administrative services fees payable to the Company. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets of the Genworth VIT Portfolio for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the GVIT Portfolio. THROUGH YOUR INDIRECT INVESTMENT IN THE GENWORTH VIT PORTFOLIOS, YOU PAY A PROPORTIONATE SHARE OF THESE EXPENSES AND, BECAUSE GFWM IS AN AFFILIATE OF THE COMPANY, THE COMPANY MAY INDIRECTLY BENEFIT AS A RESULT OF MANAGEMENT AND OTHER FEES RECEIVED BY GFWM AND ITS AFFILIATES FROM A GENWORTH VIT PORTFOLIO. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

The Genworth Enhanced International Index Fund is a "fund of funds" that pursues its investment objective by investing in exchange-traded funds and index funds. Because the Portfolio pursues its goals by investing in underlying funds, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. A Portfolio, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Portfolio and the underlying funds, including information about the fees and expenses of the Portfolio and the underlying funds, can be found in the prospectus for the Portfolio.

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative services fees) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio and/or the adviser and/or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.


PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from our separate accounts during 2009 ranged from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2

   GE Investments Funds, Inc.:
       Total Return Fund -- Class 3 Shares
   Genworth Variable Insurance Trust:
       Genworth Calamos Growth Fund -- Service Shares
       Genworth Columbia Mid Cap Value Fund -- Service Shares
       Genworth Davis NY Venture Fund -- Service Shares
       Genworth Eaton Vance Large Cap Value Fund -- Service Shares
       Genworth Enhanced International Index Fund -- Service Shares
       Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares (formerly, Genworth Legg Mason Western Asset Core Plus Bond Income Fund) Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
       Genworth PIMCO StocksPLUS Fund -- Service Shares

   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio --Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from our separate accounts during 2009 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature, and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Genworth Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of separate account assets invested in the particular Portfolio.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.


GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.


The Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model. Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios that have sub-advisers -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of those GVIT Portfolios. The Genworth Enhanced International Index Fund is advised by GFWM but does not have a sub adviser. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the sub-advised GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.


In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). Because GFWM does not recommend specific Portfolios in connection with the Build Your Own Asset Allocation Model, these conflicts of interest may be less pronounced than is the case with the other Asset Allocation Models. However, it is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS

SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.


If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 16, 2010, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  BUILD YOUR OWN
                              ASSET ALLOCATION MODEL
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                           EFFECTIVE APRIL 30, 2010



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     1%      2%      3%      4%      4%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      4%      5%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     15%     24%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     15%     24%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                 1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      2%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      2%      2%      3%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth
                             Enhanced International Index
                             Fund -- Service Shares            1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      1%      2%      2%      2%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      3%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     31%     21%     11%      4%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 16, 2010



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     0%      1%      1%      2%      2%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     16%     20%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      3%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      5%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



                      CORE ASSET CLASS                                SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                       (20% TO 80%)                                         (0% TO 20%)                      (20% TO 60%)
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                       Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B      AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares            Portfolio -- Class B                    Genworth Goldman Sachs
BlackRock Global Allocation V.I. Fund -- Class III Shares     AllanceBernstein Small Cap Growth         Enhanced Core Bond
Columbia Marsico Growth Fund, Variable Series -- Class A       Portfolio -- Class B                     Index Fund -- Service
Fidelity VIP Balanced Portfolio -- Service Class 2            American Century VP Inflation             Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Protection Fund -- Class II             PIMCO VIT Long-Term U.S.
Fidelity VIP Equity-Income Portfolio -- Service Class 2       BlackRock Value Opportunities V.I. Fund   Government Portfolio --
Fidelity VIP Growth & Income Portfolio -- Service Class 2      -- Class III Shares                      Administrative Class
Franklin Templeton VIP Mutual Shares Securities Fund --       Columbia Marsico International            Shares
 Class 2 Shares                                                Opportunities Fund, Variable Series --  PIMCO VIT Low Duration
Franklin Templeton VIP Templeton Growth Securities             Class B                                  Portfolio --
 Fund -- Class 2 Shares                                       Eaton Vance VT Floating-Rate Income Fund  Administrative Class
GE Investments Funds Core Value Equity Fund --                Evergreen VA Omega Fund -- Class 2        Shares
 Class 1 Shares                                               Federated High Income Bond Fund II --    PIMCO VIT Total Return
GE Investments Funds Total Return Fund -- Class 3 Shares       Service Shares                           Portfolio --
GE Investments Funds U.S. Equity Fund -- Class 1 Shares       Federated Kaufmann Fund II -- Service     Administrative Class
Genworth Davis NY Venture Fund -- Service Shares               Shares                                   Shares
Genworth Eaton Vance Large Cap Value Fund                     Fidelity VIP Dynamic Capital
Genworth PIMCO StocksPLUS Fund -- Service Shares               Appreciation Portfolio -- Service
Invesco V.I. Core Equity Fund -- Series I shares               Class 2
Invesco V.I. International Growth Fund -- Series II shares    Fidelity VIP Growth Portfolio --
Janus Aspen Balanced Portfolio -- Service Shares               Service Class 2
MFS(R) Total Return Series -- Service Class Shares            Fidelity VIP Mid Cap Portfolio --
Oppenheimer Balanced Fund/VA -- Service Shares                 Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service           Fidelity VIP Value Strategies Portfolio
 Shares                                                        -- Service Class 2
Oppenheimer Global Securities Fund/VA -- Service Shares       GE Investments Funds Real Estate
Oppenheimer Main Street Fund/VA -- Service Shares              Securities Fund -- Class 1 Shares
Universal Institutional Funds Equity and Income Portfolio --  GE Investments Funds Small-Cap Equity
 Class II Shares                                               Fund -- Class 1 Shares
Van Kampen LIT Comstock Portfolio -- Class II Shares          Genworth Calamos Growth Fund -- Service
                                                               Shares
                                                              Genworth Columbia Mid Cap Value Fund --
                                                               Service Shares
                                                              Genworth Enhanced International Index
                                                               Fund -- Service Shares
                                                              Genworth Legg Mason ClearBridge
                                                               Aggressive Growth Fund -- Service
                                                               Shares
                                                              Invesco V.I. Capital Appreciation Fund
                                                               -- Series I shares
                                                              Janus Aspen Forty Portfolio -- Service
                                                               Shares
                                                              MFS(R) Utilities Series -- Service
                                                               Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT All Asset Portfolio --
                                                               Advisor Class Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares
                                                              Prudential Jennison Portfolio -- Class
                                                               II Shares
                                                              Prudential Jennison 20/20 Focus
                                                               Portfolio -- Class II Shares
                                                              Prudential Natural Resources Portfolio
                                                               -- Class II Shares


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. We may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available to contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us; general economic trends; and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. All assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Joint Annuitant charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;


  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;


  . the risk that the actual lifespan of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time (and, if Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time).

The surrender charge is as follows:

                     Surrender Charge
                    as a Percentage of
Number of Completed  the Surrendered
  Years Since We       or Withdrawn
   Received the          Purchase
 Purchase Payment        Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
     7 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2, or Optional Payment Plan 3 (for a period of 5 or more years); or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) or Optional Payment Plan 3 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more. In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of Payment Optimizer Plus. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness (provided the illness was diagnosed at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waiver is set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.15% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.00% and an administrative expense charge at an effective annual rate of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We will also assess the applicable charge for any optional benefit you may elect, as described below. The deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted daily from the Separate Account at an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

We charge you for expenses related to Lifetime Income Plus 2007, if you elect this rider at the time of application. This charge is deducted daily from the Separate Account currently at an annual rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 29, 2008.

Lifetime Income Plus

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charge for Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-up Death Benefit Rider

We charge you for expenses related to the Annual Step-Up Death Benefit Rider if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider

We charge you for expenses related to the 5% Rollup Death Benefit Rider if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider is 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider

We charge you for expenses related to the Earnings Protector Death Benefit Rider if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider is 0.70% of your Contract Value at the time of the deduction.

Other Charges

Annual Contract Maintenance Charge

We will deduct an annual contract maintenance charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $40,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer after the twelfth transfer in a calendar year. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible purchase payment variable deferred annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each owner may exercise any ownership rights on behalf of the other, except ownership changes. In addition, when the joint owner is not the owner's spouse, consent must be obtained from both owners when exercising rights under the contract.

Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner, subject to the death benefit provisions in the contract and any death benefit provisions in an applicable living benefit rider option.

You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so. Any new owner approved by us is subject to the terms and conditions of the contract. Any new owner must be acceptable to us.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled Income Start Date or your Optional Payment Plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. You may not, however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $250 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation Units and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts and the Guarantee Account at any one time. The Guarantee Account may not be available in all states. The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100. In addition, currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Optimizer Plus" provisions of the prospectus.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit.

However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges, administrative expense charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states. We may also limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30-day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short- term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30-day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected the Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:


   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $2,000. If your partial withdrawal request would reduce your Contract Value to less than $2,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.

When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.


If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by canceling Accumulation Units on a pro rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $2,000. If a Systematic Withdrawal would cause the Contract Value to be less than $2,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTIONS

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 29, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.


Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your

Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value, and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.


PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS.

At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,889        200,000     100,000     189,830       200,000       47,361
    68             27,889         11,000        14,421        200,000     100,000     189,830       200,000       26,867
    69             14,421         11,000         1,222        200,000     100,000     189,830       200,000        2,685
    70              1,222         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,662        200,000     100,000     189,830       200,000       67,000
    68             25,662         11,000        12,105        200,000     100,000     189,830       200,000       56,000
    69             12,105         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.


Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the

Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.


PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54             97,205             --        94,418        100,000     112,360       112,360      100,000
    55             94,418             --        91,637        100,000     119,102       119,102      100,000
    56             91,637             --        88,857        100,000     126,248       126,248      100,000
    57             88,857             --        86,076        100,000     133,823       133,823      100,000
    58             86,076             --        83,291        100,000     141,852       141,852      100,000
    59             83,291             --        80,497        100,000     150,363       150,363      100,000
    60             80,497             --        77,692        100,000     159,385       159,385      100,000
    61             77,692             --        74,871        100,000     168,948       168,948      100,000
    62             74,871             --        72,030        100,000     179,085       179,085      100,000
    63             72,030             --        69,166        100,000     189,830       189,830      100,000
    64             69,166             --        66,274        100,000     201,220       201,220      100,000
    65             66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66             51,617         11,731        37,229        100,000     213,293       213,293       61,958
    67             37,229         11,731        23,129        100,000     213,293       213,293       41,108
    68             23,129         11,731         9,310        100,000     213,293       213,293       18,189
    69              9,310         11,731            --        100,000     213,293       213,293           --
    70                 --         11,731            --        100,000     213,293       213,293           --
    71                 --         11,731            --        100,000     213,293       213,293           --
    72                 --         11,731            --        100,000     213,293       213,293           --
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54             97,055             --        94,121        100,000     112,360       112,360      100,000
    55             94,121             --        91,196        100,000     119,102       119,102      100,000
    56             91,196             --        88,275        100,000     126,248       126,248      100,000
    57             88,275             --        85,356        100,000     133,823       133,823      100,000
    58             85,356             --        82,435        100,000     141,852       141,852      100,000
    59             82,435             --        79,508        100,000     150,363       150,363      100,000
    60             79,508             --        76,573        100,000     159,385       159,385      100,000
    61             76,573             --        73,624        100,000     168,948       168,948      100,000
    62             73,624             --        70,658        100,000     179,085       179,085      100,000
    63             70,658             --        67,672        100,000     189,830       189,830      100,000
    64             67,672             --        64,659        100,000     201,220       201,220      100,000
    65             64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66             49,903         11,731        35,434        100,000     213,293       213,293       76,538
    67             35,434         11,731        21,272        100,000     213,293       213,293       64,807
    68             21,272         11,731         7,411        100,000     213,293       213,293       53,076
    69              7,411         11,731            --        100,000     213,293       213,293       41,344
    70                 --         11,731            --        100,000     213,293       213,293       29,613
    71                 --         11,731            --        100,000     213,293       213,293       17,882
    72                 --         11,731            --        100,000     213,293       213,293        6,151
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74             97,205             --        94,418        100,000     112,360       112,360      100,000
    75             94,418             --        91,637        100,000     119,102       119,102      100,000
    76             91,637             --        88,857        100,000     126,248       126,248      100,000
    77             88,857             --        86,076        100,000     133,823       133,823      100,000
    78             86,076             --        83,291        100,000     141,852       141,852      100,000
    79             83,291             --        80,497        100,000     150,363       150,363      100,000
    80             80,497             --        77,692        100,000     159,385       159,385      100,000
    81             77,692             --        74,871        100,000     168,948       168,948      100,000
    82             74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83             59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84             44,426         12,536        29,633        100,000     179,085       179,085       45,268
    85             29,633         12,536        15,136        100,000     179,085       179,085       24,761
    86             15,136         12,536           929        100,000     179,085       179,085        1,709
    87                929         12,536            --        100,000     179,085       179,085           --
    88                 --         12,536            --        100,000     179,085       179,085           --
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74             96,805             --        93,626        100,000     112,360       112,360      100,000
    75             93,626             --        90,460        100,000     119,102       119,102      100,000
    76             90,460             --        87,304        100,000     126,248       126,248      100,000
    77             87,304             --        84,155        100,000     133,823       133,823      100,000
    78             84,155             --        81,008        100,000     141,852       141,852      100,000
    79             81,008             --        77,860        100,000     150,363       150,363      100,000
    80             77,860             --        74,707        100,000     159,385       159,385      100,000
    81             74,707             --        71,546        100,000     168,948       168,948      100,000
    82             71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83             55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84             40,590         12,536        25,624        100,000     179,085       179,085       62,392
    85             25,624         12,536        11,008        100,000     179,085       179,085       49,856
    86             11,008         12,536            --        100,000     179,085       179,085       37,320
    87                 --         12,536            --        100,000     179,085       179,085       24,784
    88                 --         12,536            --        100,000     179,085       179,085       12,248
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67            101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68            102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69            104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70            106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71            108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72            109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73            111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74            113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75            115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76            117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77            119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78            122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79            124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80            126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81            128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82            130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83            133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84            135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85            137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86            140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87            142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88            145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89            147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90            150,244         8,263         152,873       150,244     106,000       150,244      152,873
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67            101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68            102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69            103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70            105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71            107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72            108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73            110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74            112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75            114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76            115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77            117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78            119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79            121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80            123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81            125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82            127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83            129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84            131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85            133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86            135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87            138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88            140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89            142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90            144,702         7,959         147,005       144,702     106,000       144,702      147,005
--------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.


Lifetime Income Plus 2007 is not available for contracts issued on or after September 29, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior Contract Anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.


DEATH PROVISIONS. At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than the payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
-----------------------------------------------------------------------------------------------
    63           $100,000            --        $98,000       $100,000    $105,000    $100,000
    64             98,000            --         96,040        100,000     110,000     100,000
    65             96,040            --         94,119        100,000     115,000     100,000
    66             94,119            --         92,237        100,000     120,000     100,000
    67             92,237            --         90,392        100,000     125,000     100,000
    68             90,392            --         88,584        100,000     130,000     100,000
    69             88,584            --         86,813        100,000     135,000     100,000
    70             86,813        $8,400         76,676        100,000     140,000      91,600
    71             76,676         8,400         66,743        100,000     140,000      83,200
    72             66,743         8,400         57,008        100,000     140,000      74,800
    73             57,008         8,400         47,468        100,000     140,000      66,400
    74             47,468         8,400         38,093        100,000     140,000      58,000
    75             38,093         8,400         28,907        100,000     140,000      49,600
    76             28,907         8,400         19,903        100,000     140,000      41,200
    77             19,903         8,400         11,080        100,000     140,000      32,800
    78             11,080         8,400          2,434        100,000     140,000      24,400
    79              2,434         8,400             --        100,000     140,000      16,000
    80                 --         8,400             --        100,000     140,000       7,600
    81                 --         8,400             --        100,000     140,000          --
    82                 --         8,400             --        100,000     140,000          --
    83                 --         8,400             --        100,000     140,000          --
    84                 --         8,400             --        100,000     140,000          --
    85                 --         8,400             --        100,000     140,000          --
    86                 --         8,400             --        100,000     140,000          --
    87                 --         8,400             --        100,000     140,000          --
    88                 --         8,400             --        100,000     140,000          --
    89                 --         8,400             --        100,000     140,000          --
    90                 --         8,400             --        100,000     140,000          --
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
-----------------------------------------------------------------------------------------------
    78           $100,000            --        $98,000       $100,000    $105,000    $100,000
    79             98,000            --         96,040        100,000     110,000     100,000
    80             96,040            --         94,119        100,000     115,000     100,000
    81             94,119            --         92,237        100,000     120,000     100,000
    82             92,237        $8,750         81,642        100,000     125,000      91,250
    83             81,642         8,750         71,259        100,000     125,000      82,500
    84             71,259         8,750         61,084        100,000     125,000      73,750
    85             61,084         8,750         51,112        100,000     125,000      65,000
    86             51,112         8,750         41,340        100,000     125,000      56,250
    87             41,340         8,750         31,738        100,000     125,000      47,500
    88             31,738         8,750         22,329        100,000     125,000      38,750
    89             22,329         8,750         13,107        100,000     125,000      30,000
    90             13,107         8,750          4,070        100,000     125,000      21,250
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
-----------------------------------------------------------------------------------------------
    66           $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67            102,225         5,775         104,628       102,225     105,000     104,628
    68            104,628         5,775         107,223       104,628     105,000     107,223
    69            107,223         5,897         109,904       107,223     105,000     109,904
    70            109,904         6,045         112,651       109,904     105,000     112,651
    71            112,651         6,196         115,468       112,651     105,000     115,468
    72            115,468         6,351         118,354       115,468     105,000     118,354
    73            118,354         6,509         121,313       118,354     105,000     121,313
    74            121,313         6,672         124,346       121,313     105,000     124,346
    75            124,346         6,839         127,455       124,346     105,000     127,455
    76            127,455         7,010         130,641       127,455     105,000     130,641
    77            130,641         7,185         133,907       130,641     105,000     133,907
    78            133,907         7,365         137,255       133,907     105,000     137,255
    79            137,255         7,549         140,686       137,255     105,000     140,686
    80            140,686         7,738         144,203       140,686     105,000     144,203
    81            144,203         7,931         147,808       144,203     105,000     147,808
    82            147,808         8,129         151,504       147,808     105,000     151,504
    83            151,504         8,333         155,291       151,504     105,000     155,291
    84            155,291         8,541         159,174       155,291     105,000     159,174
    85            159,174         8,755         163,153       159,174     105,000     163,153
    86            163,153         8,973         167,232       163,153     105,000     167,232
    87            167,232         9,198         171,412       167,232     105,000     171,412
    88            171,412         9,428         175,698       171,412     105,000     175,698
    89            175,698         9,663         180,090       175,698     105,000     180,090
    90            180,090         9,905         184,592       180,090     105,000     184,592
-----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.


WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET.   For contracts issued on or after November 6, 2006. If all of the
Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE); AND
(III) IF YOUR CONTRACT RESTRICTS RESETS TO A FREQUENCY OF THREE YEARS, YOU WILL NOT BE ABLE TO AGAIN RESET YOUR BENEFIT FOR THREE YEARS. PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY

    EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT,
     IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue.

The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
  AGE  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
  ---------------------------------------------------------------------------
  65       $100,000        $5,500        $92,500       $100,000     $94,500
  66         92,500         5,500         85,150        100,000      89,000
  67         85,150         5,500         77,947        100,000      83,500
  68         77,947         5,500         70,888        100,000      78,000
  69         70,888         5,500         63,970        100,000      72,500
  70         63,970         5,500         57,191        100,000      67,000
  71         57,191         5,500         50,547        100,000      61,500
  72         50,547         5,500         44,036        100,000      56,000
  73         44,036         5,500         37,630        100,000      50,500
  74         37,630         5,500         31,353        100,000      45,000
  75         31,353         5,500         25,201        100,000      39,500
  76         25,201         5,500         19,172        100,000      34,000
  77         19,172         5,500         13,263        100,000      28,500
  78         13,263         5,500          7,473        100,000      23,000
  79          7,473         5,500             --        100,000      17,500
  80             --         5,500             --        100,000      12,000
  81             --         5,500             --        100,000       6,500
  82             --         5,500             --        100,000       1,000
  83             --         5,500             --        100,000          --
  84             --         5,500             --        100,000          --
  85             --         5,500             --        100,000          --
  86             --         5,500             --        100,000          --
  87             --         5,500             --        100,000          --
  88             --         5,500             --        100,000          --
  89             --         5,500             --        100,000          --
  ---------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                       WITHDRAWALS                     WITHDRAWAL     RIDER DEATH
     CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -      BASE -        BENEFIT -
AGE  BEGINNING OF YEAR END OF YEAR   END OF YEAR    BEGINNING OF YEAR END OF YEAR
---------------------------------------------------------------------------------
65       $100,000        $5,500        $102,500         $100,000        $94,500
66        102,500         5,638         105,063          102,500         88,863
67        105,063         5,778         107,689          105,063         83,084
68        107,689         5,923         110,381          107,689         77,161
69        110,381         6,071         113,141          110,381         71,090
70        113,141         6,223         115,969          113,141         64,867
71        115,969         6,378         118,869          115,969         58,489
72        118,869         6,538         121,840          118,869         51,951
73        121,840         6,701         124,886          121,840         45,250
74        124,886         6,869         128,008          124,886         38,381
75        128,008         7,040         131,209          128,008         31,341
76        131,209         7,216         134,489          131,209         24,124
77        134,489         7,397         137,851          134,489         16,728
78        137,851         7,582         141,297          137,851          9,146
79        141,297         7,771         144,830          141,297          1,374
80        144,830         7,966         148,451          144,830             --
81        148,451         8,165         152,162          148,451             --
82        152,162         8,369         155,966          152,162             --
83        155,966         8,578         159,865          155,966             --
84        159,865         8,793         163,862          159,865             --
85        163,862         9,012         167,958          163,862             --
86        167,958         9,238         172,157          167,958             --
87        172,157         9,469         176,461          172,157             --
88        176,461         9,705         180,873          176,461             --
89        180,873         9,948         185,394          180,873             --
---------------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                                    WITHDRAWAL
                       WITHDRAWALS                   LIMIT -   WITHDRAWAL  RIDER DEATH
     CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BEFORE     BASE -     BENEFIT -
AGE  BEGINNING OF YEAR END OF YEAR   END OF YEAR    WITHDRAWAL END OF YEAR END OF YEAR
--------------------------------------------------------------------------------------
65       $100,000        $7,000        $101,000       $5,500    $ 93,000     $93,000
66        101,000         7,000         102,080        5,555      94,000      86,000
67        102,080         7,000         103,246        5,614      95,080      79,000
68        103,246         7,000         104,506        5,679      96,246      72,000
69        104,506         7,000         105,867        5,748      97,506      65,000
70        105,867         7,000         107,336        5,823      98,867      58,000
71        107,336         7,000         108,923        5,903     100,336      51,000
72        108,923         7,000         110,637        5,991     101,923      44,000
73        110,637         7,000         112,488        6,085     103,637      37,000
74        112,488         7,000         114,487        6,187     105,488      30,000
75        114,487         7,000         116,645        6,297     107,487      23,000
76        116,645         7,000         118,977        6,416     109,645      16,000
77        118,977         7,000         121,495        6,544     111,977       9,000
78        121,495         7,000         124,215        6,682     114,495       2,000
79        124,215         7,000         127,152        6,832     117,215          --
80        127,152         7,000         130,324        6,993     120,152          --
81        130,324         7,000         133,750        7,168     123,324          --
82        133,750         7,000         137,450        7,356     126,750          --
83        137,450         7,000         141,446        7,560     130,450          --
84        141,446         7,000         145,762        7,780     134,446          --
85        145,762         7,000         150,423        8,017     138,762          --
86        150,423         7,000         155,457        8,273     143,423          --
87        155,457         7,000         160,893        8,550     148,457          --
88        160,893         7,000         166,765        8,849     153,893          --
89        166,765         7,000         173,106        9,172     159,765          --
--------------------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "SUBSEQUENT PURCHASE PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.


WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

PROTECTED AMOUNT. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

SUBSEQUENT PURCHASE PAYMENTS. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST PROTECTED AMOUNTS AND REMAINING AMOUNTS FOR ANY ADDITIONAL PURCHASE PAYMENTS. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Guaranteed Withdrawal Advantage that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Guaranteed Withdrawal Advantage, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

RESET. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, PLUS all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

REDUCTION IN CONTRACT VALUE. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE IN A LUMP SUM.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL YOU HAVE RECEIVED THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE AS DETERMINED ON THE VALUATION DAY THE SUPPLEMENTAL CONTRACT WAS ISSUED. WE WILL MAKE PAYMENTS MONTHLY UNLESS AGREED OTHERWISE. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT RECEIVED WILL BE AT LEAST $100.

CONSIDERATIONS. While the rider is designed to provide guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

WHEN THE RIDER IS EFFECTIVE

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

SPOUSAL CONTINUATION

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Guaranteed Withdrawal Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                      WITHDRAWALS
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   PROTECTED    REMAINING
    BEGINNING OF YEAR END OF YEAR   END OF YEAR       AMOUNT       AMOUNT
    -----------------------------------------------------------------------
        $100,000        $7,000        $91,000            $100,000 $ 93,000
         91,000          7,000         82,180                       86,000
         82,180          7,000         73,536                       79,000
         73,536          7,000         65,066                       72,000
         65,066          7,000         56,764                       65,000
         56,764          7,000         48,629                       58,000
         48,629          7,000         40,656                       51,000
         40,656          7,000         32,818                       44,000
         32,818          7,000         25,137                       37,000
         25,137          7,000         17,609                       30,000
         17,609          7,000         10,232                       23,000
         10,232          7,000          3,002                       16,000
          3,002          7,000             --                        9,000
             --          7,000             --                        2,000
             --          2,000             --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      WITHDRAWALS
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   PROTECTED    REMAINING
    BEGINNING OF YEAR END OF YEAR   END OF YEAR       AMOUNT       AMOUNT
    -----------------------------------------------------------------------
       $100,000              --       $98,000            $100,000 $100,000
         98,000              --        96,040                      100,000
         96,040              --        94,119                      100,000
         94,119              --        92,237                      100,000
         92,237              --        90,392                      100,000
         90,392         $10,000        78,584                       90,000
         78,584          10,000        67,013                       80,000
         67,013          10,000        55,672                       70,000
         55,672          10,000        44,559                       60,000
         44,559          10,000        33,643                       50,000
         33,643          10,000        22,945                       40,000
         22,945          10,000        12,461                       30,000
         12,461          10,000         2,187                       20,000
             --          10,000            --                       10,000
             --          10,000            --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS
REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The current Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION FOR THE APPLICABLE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

THE DEATH BENEFIT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider;

   (3) the 5% Rollup Death Benefit Rider;

   (4) the Earnings Protector Death Benefit Rider; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death benefit rider may not be purchased with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider may not be available in all states. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider.

5% ROLLUP DEATH BENEFIT RIDER

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider described below.

The 5% Rollup Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, PLUS purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year, up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider may not be available in all states. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider.

EARNINGS PROTECTOR DEATH BENEFIT RIDER

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings, which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings, which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid, as adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider may not be available in all states. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee

Tables" provision of this prospectus for additional information. Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider. These include:

  . The Earnings Protector Death Benefit Rider does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider, as well as the other aspects of the contracts.

THE EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider PLUS the Earnings Protector Death Benefit Rider. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider described above; and

  .  the 5% Rollup Death Benefit Rider described above; PLUS

  .  the Earnings Protector Death Benefit Rider described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be available in all states. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT ASSIGNED OR SOLD

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant if any owner is a non-natural entity;

all members of the class first listed below having a member alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owner;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Any proceeds will be paid in equal shares to one or more designated beneficiaries in accordance with the contract unless otherwise specified by the owner. The distribution rules will be applied as if each designated beneficiary's portion were a separate contract. If a designated beneficiary dies prior to filing a death claim, death proceeds will be paid to that designated beneficiary's estate.

Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) apply the proceeds to provide income under Optional Payment Plan 1, Life Income with Period Certain, as described in the "Optional Payment Plans" provision of this prospectus. The first income payment must be made no later than one year after the date of death. The period certain must not exceed the designated beneficiary's life expectancy, as determined by the Internal Revenue Service. The designated beneficiary becomes the Owner and Annuitant under the "Optional Payment Plans" provision;

   (2) receive the proceeds in one lump sum payment;

   (3) receive the proceeds over a period of five years following the date of death. We will set the Contract Value to be equal to the death proceeds as of the first Valuation Day that we have received due proof of death. At any time during the five-year period following the date of death, a partial or full distribution may be taken from the contract. The Contract Value as of the date of the distribution request will be the amount payable. We will pay, in one payment, any Contract Value remaining at the earlier of the end of the five-year period or at the death of the designated beneficiary;
   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision below.
   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 3 (proceeds paid within five years of death).

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date


The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.


If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant replacing any other Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. At the death of the surviving spouse, this spousal continuation provision may not be used again (for example, in the case where the surviving spouse remarries). If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 2 or 3 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 1 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

INCOME PAYMENTS AND THE ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. If Guaranteed Income Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" provision in this section. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period

Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if the Payment Optimizer Plus applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will make monthly income payments to the owner beginning on the Annuity Commencement Date provided an Annuitant is still living. Unless you have elected Payment Optimizer Plus, and subject to the provisions discussed above, we will make the monthly income payment in the form of a Life Income with a 10 Year Period Certain plan or a Joint Life and Survivor Income with a 10 Year Period Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected Payment Optimizer Plus, we will make monthly income payments over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract in a lump sum on the date immediately preceding the Annuity Commencement Date, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with a 10 Year Period Certain plan if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with a 10 Year Period Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 2 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under all available payment plans, if any payment that is made more frequently than annually is, would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding the Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract unless you have fully annuitized under Guaranteed Income Advantage or Payment Optimizer Plus:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 5 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 5 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 3 (Income for a Fixed Period), Optional Payment Plan 4 (Income of a Definite Amount) and Optional Payment Plan 5 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received in good order for Optional Payment Plan 3, Optional Payment Plan 4 or Optional Payment Plan 5, the payment will generally be made within seven days; however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 3 and 4 may not satisfy minimum required distribution rules. Optional Payment Plan 5 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.


VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit on the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing (i) one by (ii) one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect Payment Optimizer Plus, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED INCOME ADVANTAGE

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. In other words, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a pro rata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. After such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will be taken on a pro rata basis. Then, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

INITIAL INCOME PAYMENT. The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

SUBSEQUENT INCOME PAYMENTS. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

The number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor MINUS 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME START DATE AND ANNUITY COMMENCEMENT DATE. For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. --Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a pro rata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a pro rata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS ON OR AFTER INCOME START DATE AND BEFORE ANNUITY COMMENCEMENT DATE. If any Annuitant dies on the Income Start Date, the death benefit is reduced pro rata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. --Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a pro rata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a pro rata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a pro rata basis from all Subaccounts, excluding the GIS Subaccount(s). Any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Examples

The following examples show how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with a 10 Year Period Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                           VALUE OF              VALUE OF  GUARANTEED
     SUBACCOUNTS            VALUE OF       GIS                   GIS      MINIMUM
         AT      SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED SUBACCOUNT   ANNUAL
      BEGINNING  TRANSFERS  AT END OF  AT BEGINNING TRANSFERS AT END OF   PAYMENT
YEAR   OF YEAR     MADE       YEAR       OF YEAR      MADE       YEAR     ACCRUED
-----------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,942     $      0    $9,600    $  9,858    $  970
  2     90,942     9,600      85,631        9,858     9,600      20,209     1,940
  3     85,631     9,600      80,054       20,209     9,600      31,078     2,910
  4     80,054     9,600      74,199       31,078     9,600      42,489     3,880
  5     74,199     9,600      68,051       42,489     9,600      54,472     4,850
  6     68,051     9,600      61,596       54,472     9,600      67,054     5,820
  7     61,596     9,600      54,817       67,054     9,600      80,264     6,790
  8     54,817     9,600      47,700       80,264     9,600      94,136     7,760
  9     47,700     9,600      40,227       94,136     9,600     108,701     8,730
 10     40,227     9,600      32,380      108,701     9,600     123,994     9,700
-----------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT   ACCOUNT
YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
----------------------------------------------
 11   $ 9,502     $9,700   $ 9,700     $199
 12     9,639      9,700     9,700      260
 13     9,779      9,700     9,779      181
 14     9,921      9,700     9,921        0
 15    10,065      9,700    10,065        0
 16    10,210      9,700    10,210        0
 17    10,358      9,700    10,358        0
 18    10,509      9,700    10,509        0
 19    10,661      9,700    10,661        0
 20    10,815      9,700    10,815        0
----------------------------------------------

This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with a 10 Year Period Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                                                  VALUE OF  GUARANTEED
     SUBACCOUNTS            VALUE OF   VALUE OF GIS               GIS      MINIMUM
         AT      SCHEDULED SUBACCOUNTS SUBACCOUNT AT SCHEDULED SUBACCOUNT   ANNUAL
      BEGINNING  TRANSFERS  AT END OF    BEGINNING   TRANSFERS AT END OF   PAYMENT
YEAR   OF YEAR     MADE       YEAR        OF YEAR      MADE       YEAR     ACCRUED
------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0     $96,000   $100,800    $9,700
  2          0          0       0         100,800           0    105,840     9,700
  3          0          0       0         105,840           0    111,132     9,700
  4          0          0       0         111,132           0    116,689     9,700
  5          0          0       0         116,689           0    122,523     9,700
  6          0          0       0         122,523           0    128,649     9,700
  7          0          0       0         128,649           0    135,082     9,700
  8          0          0       0         135,082           0    141,836     9,700
  9          0          0       0         141,836           0    148,928     9,700
 10          0          0       0         148,928           0    156,374     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT   ACCOUNT
YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
----------------------------------------------
 11   $11,983     $9,700   $11,983      $0
 12    12,157      9,700    12,157       0
 13    12,333      9,700    12,333       0
 14    12,512      9,700    12,512       0
 15    12,693      9,700    12,693       0
 16    12,877      9,700    12,877       0
 17    13,063      9,700    13,063       0
 18    13,253      9,700    13,253       0
 19    13,445      9,700    13,445       0
 20    13,640      9,700    13,640       0
----------------------------------------------

Tax Treatment of
Guaranteed Income
Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.


Legislation has been introduced in Congress to permit monthly income payments you receive after 2010 to be taxed as income payments instead of partial withdrawals. The Internal Revenue Service is expected to issue general guidance on this subject in the near future. Until such legislation is enacted or favorable guidance is issued, the treatment of such payments remains uncertain. We suggest that you discuss these developments with your tax adviser.


Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision below.

PAYMENT OPTIMIZER PLUS

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, MINUS a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

There is an extra charge for this rider.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment

Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The current Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts.
Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners, may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base

If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

MONTHLY AGE ADJUSTMENT. The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of
(a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

COMMUTATION PROVISION

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

COMMUTATION VALUE. The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) MINUS (ii) MINUS (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) MINUS (ii) MINUS (iii) PLUS (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

COMMUTATION BASE. On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

COMMUTATION UNITS. On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

TRANSFERS. When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

VALUE OF COMMUTATION UNITS. The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

NOTE ON CALCULATION OF COMMUTATION VALUE. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is calculated is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                               ADDITIONAL
                      MONTHLY                                    DEATH
               ANNUAL  LEVEL  GUARANTEED          ADJUSTMENT    PROCEEDS
       ANNUITY INCOME INCOME   PAYMENT   MONTHLY    ACCOUNT    (BEGINNING
        YEAR   AMOUNT AMOUNT    FLOOR    INCOME  (END OF YEAR)  OF YEAR)
       ------------------------------------------------------------------
          1    $6,517  $543      $583     $583      $  483      $100,000
          2     6,266   522       583      583       1,217        93,000
          3     6,025   502       583      583       2,191        86,000
          4     5,794   483       583      583       3,398        79,000
          5     5,571   464       583      583       4,827        72,000
       ------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base MINUS the sum of all monthly income paid.

This next example assumes that:

      (1) the owner purchases the contract for $100,000;

      (2) the owner makes no additional purchase payments or withdrawals;

      (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

      (4) the contract earns a net return of 8%;

      (5) the benefit base is reset on each contract anniversary;

      (6) the Contract Value at the end of the first contract year is $108,000;

      (7) the Annuity Commencement Date is the first contract anniversary;

      (8) the guaranteed payment floor percentage is 7%; and

      (9) there is no premium tax.

                                                     INCOME
                                                   BASE, LESS
                                                   COMMUTATION
                                       ADJUSTMENT    CHARGE,
            ANNUAL MONTHLY COMMUTATION ACCOUNT -  LESS MONTHLY  COMMUTATION
    ANNUITY INCOME INCOME    BASE -      END OF   INCOME PAID -   VALUE -
     YEAR   AMOUNT  PAID   END OF YEAR    YEAR     END OF YEAR  END OF YEAR
    -----------------------------------------------------------------------
       1    $6,806 $7,560   $109,289     $  754      $94,440      $94,440
       2     7,068  7,560    110,399      1,246       86,880       86,880
       3     7,340  7,560    111,304      1,466       79,320       79,320
       4     7,622  7,560    111,977      1,404       72,760       72,760
       5     7,915  7,560    112,386      1,049       66,200       66,200
       6     8,220  7,560    112,500        389       59,640       59,640
       7     8,536  8,147    112,281          0       54,493       54,493

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000-$6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000-$7,560 = $94,440) and (ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000-$754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289-$7,068) x 1.08 = $110,399). Beginning in annuity year 7 (contract year 8), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 7 is $54,493, which is equal to the lesser of (i) the income base less monthly income paid ($108,000-$53,507 = $54,493) and (ii) the commutation base less the value of the adjustment account ($112,281-$0 = $112,281).

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF CONTRACT VALUES. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.


Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders are subject to tax as partial withdrawals.

Any monthly income payments or other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" provision in the "Guaranteed Income Advantage" section of the prospectus.


ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration --to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.


TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.


Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 5), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 4 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988;
     (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASE THE CONTRACT

WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally were not required, and 2009 distributions that otherwise would have been required may be eligible for rollover. Required minimum distributions must be taken under the usual tax rules for the 2010 and subsequent tax years.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.


When establishing the Secure Access Account we will send the designated beneficiary a draft account book within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.


The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 11% of a contract owner's aggregate purchase payments.


The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative that sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.


After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2009, 2008 and 2007, approximately $3.4 million, $4.6 million and
$6.2 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2009, 2008 and 2007, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Personal Income Design) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken).

If you cancel your contract, it will be void. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of death, age, gender, marital status or survival and any other required forms before we act on contract provisions relating to the death of any person or persons, or those provisions that are dependent upon age, gender, marital status or survival.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.


LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider

The following example shows how the Annual Step-Up Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract Death Benefit
 Year      Age      Value      Amount
-----------------------------------------
  1        76      $103,000   $103,000
  2        77       112,000    112,000
  3        78        90,000    112,000
  4        79       135,000    135,000
  5        80       130,000    135,000
  6        81       150,000    135,000
  7        82       125,000    135,000
  8        83       145,000    135,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider

The following example shows how the 5% Rollup Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, Portfolio expenses and the 5% Rollup Death Benefit Rider);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

END OF ANNUITANT'S PARTIAL WITHDRAWAL CONTRACT   5% ROLLUP
 YEAR      AGE           AMOUNT        VALUE   DEATH BENEFIT
------------------------------------------------------------
  0        70            $    0       $100,000   $100,000
  1        71             5,000         95,000    100,000
  2        72             5,000         90,000    100,000
  3        73             5,000         85,000    100,000
  4        74             5,000         80,000    100,000
  5        75             5,000         75,000    100,000
  6        76             5,000         70,000    100,000
  7        77             5,000         65,000    100,000
  8        78             5,000         60,000    100,000
  9        79             5,000         55,000    100,000
  10       80             5,000         50,000    100,000
  11       81             5,000         45,000    100,000
  12       82             5,000         40,000    100,000
  13       83             5,000         35,000    100,000
  14       84             5,000         30,000    100,000
  15       85             5,000         25,000    100,000
  16       86             5,000         20,000    100,000
  17       87             5,000         15,000     95,000
  18       88             5,000         10,000     90,000
  19       89             5,000          5,000     85,000
  20       90             5,000              0          0
------------------------------------------------------------

Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro rata basis (by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro rata basis). For example:

                                         5% ROLLUP    5% ROLLUP
                                       DEATH BENEFIT    DEATH
                                          OPTION       BENEFIT
                                        BEFORE ANY   OPTION AFTER
          PURCHASE  PARTIAL   CONTRACT    PARTIAL    THE PARTIAL
  DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------


Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513 - $500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 - the 5% Rollup Death Benefit, multiplied by 51.85% - 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).


EARNINGS PROTECTOR DEATH BENEFIT RIDER

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 PURCHASE CONTRACT           DEATH   EARNINGS PROTECTOR
         DATE    PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
        ---------------------------------------------------------------
        8/01/09  $100,000 $100,000 $      0 $100,000      $     0
        8/01/24            300,000  200,000  300,000       70,000
        ---------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000.
However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000), the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.15%



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.40            $ 7.89          2,324    2009
                                                                           11.36              5.40          2,027    2008
                                                                           11.34             11.36          1,753    2007
                                                                           10.00             11.34             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.81            $ 8.15             --    2009
                                                                           11.98              6.81             --    2008
                                                                           10.82             11.98             --    2007
                                                                           10.00             10.82             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 8.33            $10.57             --    2009
                                                                           12.07              8.33             --    2008
                                                                           11.29             12.07             --    2007
                                                                           10.00             11.29             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 8.18            $10.90        140,691    2009
                                                                           13.91              8.18         66,252    2008
                                                                           12.30             13.91         43,915    2007
                                                                           10.00             12.30         17,524    2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.04            $ 8.66        110,652    2009
                                                                           10.20              7.04         55,892    2008
                                                                           10.00             10.20         38,404    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 7.05            $10.68          1,513    2009
                                                                           13.58              7.05             --    2008
                                                                           11.46             13.58             --    2007
                                                                           10.00             11.46             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.07            $ 8.42          6,709    2009
                                                                           12.07              7.07          3,114    2008
                                                                           11.64             12.07          2,323    2007
                                                                           10.00             11.64             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.95            $ 7.90        224,549    2009
                                                                           12.88              5.95        114,932    2008
                                                                           12.34             12.88         69,125    2007
                                                                           10.00             12.34         21,963    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.26            $ 9.84         16,149    2009
                                                                           12.21              7.26         16,201    2008
                                                                           10.87             12.21         10,348    2007
                                                                           10.00             10.87             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 6.60            $ 9.21          6,595    2009
                                                                           12.27              6.60             --    2008
                                                                           10.92             12.27             --    2007
                                                                           10.00             10.92             --    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.75            $11.72        298,706    2009
                                                                                 11.06             10.75         96,511    2008
                                                                                 10.22             11.06             --    2007
                                                                                 10.00             10.22             --    2006
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 7.34            $ 9.50         15,653    2009
                                                                                 11.77              7.34         14,247    2008
                                                                                 11.73             11.77         15,320    2007
                                                                                 10.00             11.73         16,708    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.21            $12.20        708,100    2009
                                                                                 12.86             10.21        178,842    2008
                                                                                 11.14             12.86         42,051    2007
                                                                                 10.00             11.14          5,345    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                             $ 6.79            $ 8.50             --    2009
                                                                                 11.62              6.79             --    2008
                                                                                 10.88             11.62             --    2007
                                                                                 10.00             10.88             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.30            $ 7.98         14,186    2009
                                                                                 10.66              6.30          4,996    2008
                                                                                 10.91             10.66             --    2007
                                                                                 10.00             10.91             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.56            $ 9.47         24,157    2009
                                                                                 12.63              7.56         13,431    2008
                                                                                 10.88             12.63         12,727    2007
                                                                                 10.00             10.88          2,127    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 7.23            $ 9.86        113,117    2009
   Class B                                                                       14.20              7.23         61,738    2008
                                                                                 12.01             14.20         45,440    2007
                                                                                 10.00             12.01          5,650    2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.43            $10.59        135,241    2009
                                                                                 10.31              7.43         42,900    2008
                                                                                 10.27             10.31         25,738    2007
                                                                                 10.00             10.27          1,054    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.38            $11.33          5,735    2009
                                                                                 11.31             10.38          5,756    2008
                                                                                 10.77             11.31          3,782    2007
                                                                                 10.00             10.77             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 8.67            $12.30            645    2009
                                                                                 12.08              8.67             --    2008
                                                                                 10.94             12.08             --    2007
                                                                                 10.00             10.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 8.00            $12.06          4,061    2009
                                                                                 10.95              8.00             --    2008
                                                                                 10.74             10.95             --    2007
                                                                                 10.00             10.74             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $ 7.79            $ 9.94         80,951    2009
                                                                                   13.56              7.79         37,713    2008
                                                                                   11.37             13.56          1,044    2007
                                                                                   10.00             11.37             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $ 7.67            $10.49         89,590    2009
                                                                                   11.79              7.67         49,313    2008
                                                                                   10.97             11.79         14,141    2007
                                                                                   10.00             10.97            963    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 7.21            $ 9.65         74,318    2009
                                                                                   12.73              7.21         34,208    2008
                                                                                   10.98             12.73         45,852    2007
                                                                                   10.00             10.98          2,537    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.72            $ 9.01             --    2009
                                                                                   11.58              6.72             --    2008
                                                                                   10.98             11.58             --    2007
                                                                                   10.00             10.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.56            $ 8.42         11,083    2009
                                                                                   11.60              6.56         12,096    2008
                                                                                   11.59             11.60         27,735    2007
                                                                                   10.00             11.59             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.13            $ 8.96          5,141    2009
                                                                                   12.42              7.13             --    2008
                                                                                   11.24             12.42             95    2007
                                                                                   10.00             11.24             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.03            $ 8.90          6,839    2009
                                                                                   13.50              7.03          6,853    2008
                                                                                   10.79             13.50         17,989    2007
                                                                                   10.00             10.79             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.67            $11.04         27,697    2009
                                                                                   10.13              9.67          6,754    2008
                                                                                   10.00             10.13         21,429    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 7.44            $10.27         38,226    2009
                                                                                   12.46              7.44         13,147    2008
                                                                                   10.93             12.46         22,157    2007
                                                                                   10.00             10.93          2,639    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.71            $ 8.87         16,950    2009
                                                                                   11.85              5.71          5,252    2008
                                                                                   11.37             11.85          5,262    2007
                                                                                   10.00             11.37             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.02            $10.75        478,974    2009
                                                                                   11.54              8.02        536,149    2008
                                                                                   11.25             11.54        105,572    2007
                                                                                   10.00             11.25         16,279    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.29            $ 8.10        255,885    2009
                                                                                    9.93              6.29        262,406    2008
                                                                                   10.00              9.93         56,901    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.24            $ 9.02        287,133    2009
                                                                                   11.65              7.24        133,263    2008
                                                                                   11.39             11.65         32,032    2007
                                                                                   10.00             11.39          5,728    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares             $ 6.73            $ 8.72          31,632   2009
                                                                  11.80              6.73          18,406   2008
                                                                  11.67             11.80          15,357   2007
                                                                  10.00             11.67           3,226   2006
----------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                       $ 8.28            $10.26           1,835   2009
                                                                  12.49              8.28              --   2008
                                                                  11.47             12.49              --   2007
                                                                  10.00             11.47              --   2006
----------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                  $10.14            $10.82             855   2009
                                                                  10.81             10.14           1,179   2008
                                                                  10.44             10.81           1,181   2007
                                                                  10.00             10.44           6,394   2006
----------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                          $ 7.40            $10.35             490   2009
                                                                  12.04              7.40             513   2008
                                                                  10.82             12.04           7,959   2007
                                                                  10.00             10.82              --   2006
----------------------------------------------------------------------------------------------------------------
  Money Market Fund                                              $10.69            $10.59         661,660   2009
                                                                  10.58             10.69         337,277   2008
                                                                  10.20             10.58          30,111   2007
                                                                  10.00             10.20          36,452   2006
----------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                   $ 7.18            $ 9.85              --   2009
                                                                  11.47              7.18              --   2008
                                                                  11.02             11.47              --   2007
                                                                  10.00             11.02              --   2006
----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                  $ 6.53            $ 8.76          78,648   2009
                                                                  10.33              6.53          49,511   2008
                                                                  12.27             10.33          12,733   2007
                                                                  10.00             12.27          15,003   2006
----------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                          $ 7.30            $ 9.11          55,323   2009
                                                                  11.80              7.30           6,110   2008
                                                                  11.35             11.80          19,681   2007
                                                                  10.00             11.35              --   2006
----------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                        $ 6.99            $ 9.04          14,380   2009
                                                                  11.33              6.99          10,576   2008
                                                                  11.20             11.33          11,048   2007
                                                                  10.00             11.20           1,696   2006
----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                            $ 8.65            $10.31       1,172,550   2009
                                                                  12.39              8.65         751,228   2008
                                                                  11.23             12.39          77,093   2007
                                                                  10.00             11.23          13,900   2006
----------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                             $ 7.66            $ 9.96           7,595   2009
                                                                  12.11              7.66           2,463   2008
                                                                  11.35             12.11           2,566   2007
                                                                  10.00             11.35              --   2006
----------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                 $ 6.44            $ 9.57          16,413   2009
                                                                  10.00              6.44              --   2008
----------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares         $ 6.58            $ 8.60          97,372   2009
                                                                  10.00              6.58          42,103   2008
----------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares               $ 7.03            $ 9.08          24,937   2009
                                                                  10.00              7.03             822   2008
----------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.60            $ 8.73        267,341    2009
                                                                                   10.00              7.60        102,014    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.59            $11.37        191,844    2009
   Service Shares                                                                  10.00             10.59         58,264    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.48            $ 9.86        266,992    2009
   Service Shares                                                                  10.00              7.48        125,264    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.25            $10.44        338,223    2009
                                                                                   10.00              7.25        174,230    2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 9.96            $12.36        140,379    2009
                                                                                   12.00              9.96          3,141    2008
                                                                                   11.01             12.00          3,530    2007
                                                                                   10.00             11.01          3,689    2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.51            $12.28        220,425    2009
                                                                                   15.46              8.51        113,372    2008
                                                                                   11.45             15.46         19,709    2007
                                                                                   10.00             11.45          2,795    2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.39            $ 8.48          3,804    2009
                                                                                   10.88              6.39          3,815    2008
                                                                                   10.97             10.88          3,824    2007
                                                                                   10.00             10.97             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.44            $ 7.81             --    2009
   Class II                                                                        10.02              6.44             --    2008
                                                                                   10.00             10.02             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I          $ 5.97            $ 7.63          4,772    2009
                                                                                    9.52              5.97          4,740    2008
                                                                                   10.00              9.52          4,800    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.47            $10.27             --    2009
                                                                                   11.99              7.47             --    2008
                                                                                   10.92             11.99             --    2007
                                                                                   10.00             10.92             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.12            $10.16            523    2009
                                                                                   12.31              8.12            545    2008
                                                                                   11.32             12.31            570    2007
                                                                                   10.00             11.32             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.73            $10.16        161,693    2009
                                                                                   11.37              8.73         26,643    2008
                                                                                   11.06             11.37         10,434    2007
                                                                                   10.00             11.06          2,331    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.60            $12.60         11,653    2009
                                                                                   15.61              9.60         11,168    2008
                                                                                   12.38             15.61         25,201    2007
                                                                                   10.00             12.38         15,428    2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.35            $ 7.64         11,697    2009
                                                                                   11.40              6.35          5,184    2008
                                                                                   11.14             11.40          3,595    2007
                                                                                   10.00             11.14          3,709    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 6.61            $ 9.42         21,143    2009
                                                                              12.31              6.61         13,430    2008
                                                                              10.94             12.31          3,870    2007
                                                                              10.00             10.94             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 7.16            $ 9.87        166,208    2009
                                                                              12.15              7.16         74,536    2008
                                                                              11.58             12.15          3,564    2007
                                                                              10.00             11.58             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.07            $ 8.95        351,005    2009
                                                                              11.66              7.07        161,867    2008
                                                                              11.32             11.66            268    2007
                                                                              10.00             11.32          5,316    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 6.59            $ 8.91         71,243    2009
                                                                              10.75              6.59         39,451    2008
                                                                              11.03             10.75         21,404    2007
                                                                              10.00             11.03            346    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.44            $ 7.11             --    2009
                                                                              10.84              5.44             --    2008
                                                                              10.34             10.84             --    2007
                                                                              10.00             10.34             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.43            $11.32         12,858    2009
                                                                              11.35              9.43         11,879    2008
                                                                              10.61             11.35             --    2007
                                                                              10.00             10.61             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.32            $11.53         74,676    2009
                                                                              11.00              8.32         36,021    2008
                                                                              10.75             11.00          2,776    2007
                                                                              10.00             10.75          2,387    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.39            $12.65         92,154    2009
                                                                              11.55             13.39         20,988    2008
                                                                              10.64             11.55         17,324    2007
                                                                              10.00             10.64          2,701    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.74            $12.03        588,290    2009
                                                                              10.91             10.74        198,693    2008
                                                                              10.28             10.91        108,475    2007
                                                                              10.00             10.28             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.62            $13.09        329,509    2009
                                                                              11.21             11.62        104,837    2008
                                                                              10.43             11.21         18,786    2007
                                                                              10.00             10.43         12,769    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 7.42            $11.54          7,621    2009
                                                                              12.39              7.42          4,982    2008
                                                                              11.38             12.39         18,430    2007
                                                                              10.00             11.38          5,121    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.46            $10.52             --    2009
                                                                              12.09              7.46            275    2008
                                                                              10.96             12.09            275    2007
                                                                              10.00             10.96            143    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 7.59            $13.24        115,243    2009
                                                                              16.41              7.59         34,078    2008
                                                                              11.24             16.41         15,379    2007
                                                                              10.00             11.24            663    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.47            $ 9.05        22,277     2009
                                                           9.78              7.47         3,489     2008
                                                          10.00              9.78           345     2007
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $ 6.18            $10.12            --     2009
                                                          12.29              6.18            --     2008
                                                          10.66             12.29            --     2007
                                                          10.00             10.66            --     2006
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 6.89            $ 8.75        20,037     2009
                                                          10.86              6.89         3,238     2008
                                                          11.25             10.86        24,586     2007
                                                          10.00             11.25         1,089     2006
--------------------------------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.35%



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.37            $ 7.83            --     2009
                                                                           11.32              5.37            --     2008
                                                                           11.33             11.32            --     2007
                                                                           10.00             11.33            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.78            $ 8.09            --     2009
                                                                           11.94              6.78            --     2008
                                                                           10.81             11.94            --     2007
                                                                           10.00             10.81            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 8.29            $10.49            --     2009
                                                                           12.03              8.29           224     2008
                                                                           11.28             12.03            --     2007
                                                                           10.00             11.28            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 8.13            $10.83        41,858     2009
                                                                           13.87              8.13        25,043     2008
                                                                           12.29             13.87        15,210     2007
                                                                           10.00             12.29           185     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.02            $ 8.62        36,639     2009
                                                                           10.20              7.02        33,346     2008
                                                                           10.00             10.20            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 7.02            $10.60           889     2009
                                                                           13.54              7.02            --     2008
                                                                           11.45             13.54            --     2007
                                                                           10.00             11.45            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.04            $ 8.36            --     2009
                                                                           12.03              7.04            --     2008
                                                                           11.63             12.03            --     2007
                                                                           10.00             11.63            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.92            $ 7.84        69,158     2009
                                                                           12.84              5.92        48,863     2008
                                                                           12.33             12.84        29,806     2007
                                                                           10.00             12.33           431     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.23            $ 9.77            --     2009
                                                                           12.17              7.23            --     2008
                                                                           10.86             12.17            --     2007
                                                                           10.00             10.86            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 6.56            $ 9.15           136     2009
                                                                           12.23              6.56           145     2008
                                                                           10.91             12.23            --     2007
                                                                           10.00             10.91            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.70            $11.64        49,660     2009
                                                                           11.02             10.70        17,090     2008
                                                                           10.20             11.02            --     2007
                                                                           10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 7.31            $ 9.43            --     2009
                                                                           11.74              7.31            --     2008
                                                                           11.72             11.74            --     2007
                                                                           10.00             11.72            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    $10.16            $12.12        177,125    2009
                                                                                12.82             10.16         50,282    2008
                                                                                11.13             12.82          4,666    2007
                                                                                10.00             11.13            926    2006
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                            $ 6.76            $ 8.44          2,440    2009
                                                                                11.59              6.76          2,440    2008
                                                                                10.87             11.59          2,440    2007
                                                                                10.00             10.87             --    2006
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  $ 6.27            $ 7.92          1,145    2009
                                                                                10.63              6.27             --    2008
                                                                                10.90             10.63             --    2007
                                                                                10.00             10.90             --    2006
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                     $ 7.52            $ 9.40          4,183    2009
                                                                                12.59              7.52            748    2008
                                                                                10.87             12.59             --    2007
                                                                                10.00             10.87          1,137    2006
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --        $ 7.20            $ 9.79         40,682    2009
   Class B                                                                      14.16              7.20         23,988    2008
                                                                                11.99             14.16         14,581    2007
                                                                                10.00             11.99            224    2006
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $ 7.39            $10.52         14,944    2009
                                                                                10.28              7.39          6,318    2008
                                                                                10.25             10.28            374    2007
                                                                                10.00             10.25             --    2006
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            $10.33            $11.25             --    2009
                                                                                11.27             10.33             --    2008
                                                                                10.76             11.27             --    2007
                                                                                10.00             10.76             --    2006
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                           $ 8.63            $12.22             83    2009
                                                                                12.04              8.63             --    2008
                                                                                10.93             12.04             --    2007
                                                                                10.00             10.93             --    2006
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         $ 7.96            $11.97          2,446    2009
                                                                                10.92              7.96             --    2008
                                                                                10.73             10.92             --    2007
                                                                                10.00             10.73             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 $ 7.75            $ 9.87         19,310    2009
                                                                                13.52              7.75          5,422    2008
                                                                                11.36             13.52             --    2007
                                                                                10.00             11.36             --    2006
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    $ 7.63            $10.42            719    2009
                                                                                11.75              7.63             --    2008
                                                                                10.96             11.75             --    2007
                                                                                10.00             10.96             --    2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $ 7.17            $ 9.59         37,548    2009
                                                                                12.69              7.17         16,858    2008
                                                                                10.97             12.69         13,402    2007
                                                                                10.00             10.97          1,987    2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.68            $ 8.95            --     2009
                                                                                   11.55              6.68            --     2008
                                                                                   10.97             11.55            --     2007
                                                                                   10.00             10.97            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.52            $ 8.36         7,781     2009
                                                                                   11.56              6.52           426     2008
                                                                                   11.58             11.56         1,030     2007
                                                                                   10.00             11.58            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.10            $ 8.89            --     2009
                                                                                   12.38              7.10            --     2008
                                                                                   11.22             12.38            --     2007
                                                                                   10.00             11.22            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.00            $ 8.83            --     2009
                                                                                   13.46              7.00            --     2008
                                                                                   10.77             13.46            --     2007
                                                                                   10.00             10.77            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.64            $10.98         8,076     2009
                                                                                   10.12              9.64           607     2008
                                                                                   10.00             10.12           382     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 7.40            $10.20         9,922     2009
                                                                                   12.42              7.40         1,175     2008
                                                                                   10.92             12.42         1,749     2007
                                                                                   10.00             10.92           395     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.68            $ 8.80            --     2009
                                                                                   11.82              5.68            --     2008
                                                                                   11.36             11.82            --     2007
                                                                                   10.00             11.36            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.98            $10.68        41,638     2009
                                                                                   11.50              7.98        43,176     2008
                                                                                   11.24             11.50        14,830     2007
                                                                                   10.00             11.24         4,696     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.28            $ 8.06        24,705     2009
                                                                                    9.92              6.28        30,726     2008
                                                                                   10.00              9.92           982     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.20            $ 8.96        66,351     2009
                                                                                   11.61              7.20        38,123     2008
                                                                                   11.37             11.61        20,994     2007
                                                                                   10.00             11.37         5,167     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.70            $ 8.66        14,489     2009
                                                                                   11.77              6.70        12,245     2008
                                                                                   11.66             11.77        11,779     2007
                                                                                   10.00             11.66         4,836     2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.23            $10.19            --     2009
                                                                                   12.45              8.23            --     2008
                                                                                   11.46             12.45            --     2007
                                                                                   10.00             11.46            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.09            $10.74         9,423     2009
                                                                                   10.78             10.09        10,221     2008
                                                                                   10.42             10.78         8,540     2007
                                                                                   10.00             10.42           359     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 7.36            $10.28          2,101    2009
                                                                       12.01              7.36          2,204    2008
                                                                       10.81             12.01          1,586    2007
                                                                       10.00             10.81             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.63            $10.52         76,886    2009
                                                                       10.54             10.63         35,559    2008
                                                                       10.19             10.54         17,370    2007
                                                                       10.00             10.19             74    2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 7.15            $ 9.78             --    2009
                                                                       11.44              7.15             --    2008
                                                                       11.01             11.44             --    2007
                                                                       10.00             11.01             --    2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 6.50            $ 8.70         15,372    2009
                                                                       10.29              6.50          8,221    2008
                                                                       12.26             10.29          3,114    2007
                                                                       10.00             12.26             --    2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 7.26            $ 9.05             --    2009
                                                                       11.76              7.26             --    2008
                                                                       11.34             11.76            840    2007
                                                                       10.00             11.34             --    2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.95            $ 8.98          1,707    2009
                                                                       11.30              6.95          1,793    2008
                                                                       11.18             11.30            803    2007
                                                                       10.00             11.18             --    2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 8.60            $10.23        275,553    2009
                                                                       12.35              8.60         95,077    2008
                                                                       11.22             12.35         10,189    2007
                                                                       10.00             11.22          1,814    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.62            $ 9.89            204    2009
                                                                       12.08              7.62             --    2008
                                                                       11.33             12.08             --    2007
                                                                       10.00             11.33             --    2006
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.43            $ 9.54            844    2009
                                                                       10.00              6.43             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.58            $ 8.58         15,823    2009
                                                                       10.00              6.58          5,805    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.02            $ 9.06          3,451    2009
                                                                       10.00              7.02            378    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.60            $ 8.70         45,370    2009
                                                                       10.00              7.60         14,655    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.59            $11.34         33,211    2009
   Service Shares                                                      10.00             10.59         10,611    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.47            $ 9.84         46,460    2009
   Service Shares                                                      10.00              7.47         17,521    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.24            $10.41         59,694    2009
                                                                       10.00              7.24         25,008    2008
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $ 9.91            $12.28         44,686    2009
                                                                       11.97              9.91          9,554    2008
                                                                       11.00             11.97          2,840    2007
                                                                       10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.47            $12.20        46,650     2009
                                                                                   15.41              8.47        25,305     2008
                                                                                   11.43             15.41         9,069     2007
                                                                                   10.00             11.43           162     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.36            $ 8.42            --     2009
                                                                                   10.85              6.36            --     2008
                                                                                   10.96             10.85            --     2007
                                                                                   10.00             10.96            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.42            $ 7.77            --     2009
   Class II                                                                        10.01              6.42            --     2008
                                                                                   10.00             10.01            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I          $ 5.95            $ 7.59            --     2009
                                                                                    9.51              5.95            --     2008
                                                                                   10.00              9.51            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.43            $10.20            --     2009
                                                                                   11.95              7.43            --     2008
                                                                                   10.91             11.95            --     2007
                                                                                   10.00             10.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.08            $10.09            --     2009
                                                                                   12.27              8.08            --     2008
                                                                                   11.31             12.27            --     2007
                                                                                   10.00             11.31            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.68            $10.08         7,117     2009
                                                                                   11.33              8.68           305     2008
                                                                                   11.05             11.33            --     2007
                                                                                   10.00             11.05            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.55            $12.51         5,743     2009
                                                                                   15.56              9.55           276     2008
                                                                                   12.37             15.56            --     2007
                                                                                   10.00             12.37            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.32            $ 7.58         7,369     2009
                                                                                   11.36              6.32         2,118     2008
                                                                                   11.13             11.36            --     2007
                                                                                   10.00             11.13            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.58            $ 9.35         2,477     2009
                                                                                   12.27              6.58            --     2008
                                                                                   10.92             12.27            --     2007
                                                                                   10.00             10.92           737     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 7.13            $ 9.80        25,675     2009
                                                                                   12.11              7.13         9,168     2008
                                                                                   11.57             12.11            --     2007
                                                                                   10.00             11.57            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 7.03            $ 8.88        82,432     2009
                                                                                   11.62              7.03        46,077     2008
                                                                                   11.31             11.62        17,915     2007
                                                                                   10.00             11.31           298     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 6.55            $ 8.85        14,342     2009
                                                                                   10.71              6.55         4,534     2008
                                                                                   11.01             10.71           773     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.41            $ 7.06             --    2009
                                                                              10.80              5.41             --    2008
                                                                              10.33             10.80             --    2007
                                                                              10.00             10.33             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.39            $11.24          2,438    2009
                                                                              11.31              9.39            201    2008
                                                                              10.60             11.31             --    2007
                                                                              10.00             10.60             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.27            $11.45                   2009
                                                                              10.96              8.27         26,052    2008
                                                                              10.74             10.96          7,152    2007
                                                                              10.00             10.74        934 140    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.32            $12.56         17,142    2009
                                                                              11.51             13.32          6,574    2008
                                                                              10.63             11.51          7,501    2007
                                                                              10.00             10.63            139    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.68            $11.94        104,090    2009
                                                                              10.87             10.68         36,328    2008
                                                                              10.27             10.87          2,129    2007
                                                                              10.00             10.27             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.56            $13.00         89,239    2009
                                                                              11.18             11.56         34,607    2008
                                                                              10.42             11.18         17,043    2007
                                                                              10.00             10.42            716    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 7.38            $11.46         22,489    2009
                                                                              12.35              7.38         21,964    2008
                                                                              11.37             12.35         18,210    2007
                                                                              10.00             11.37            295    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.42            $10.44             --    2009
                                                                              12.05              7.42             --    2008
                                                                              10.95             12.05             --    2007
                                                                              10.00             10.95             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 7.56            $13.15         13,138    2009
                                                                              16.36              7.56          4,257    2008
                                                                              11.23             16.36          1,279    2007
                                                                              10.00             11.23             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.45            $ 9.00             69    2009
                                                                               9.76              7.45             --    2008
                                                                              10.00              9.76             --    2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $ 6.15            $10.05             --    2009
                                                                              12.25              6.15             --    2008
                                                                              10.65             12.25             --    2007
                                                                              10.00             10.65             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.86            $ 8.68          3,016    2009
                                                                              10.83              6.86          2,850    2008
                                                                              11.24             10.83          3,443    2007
                                                                              10.00             11.24            790    2006
----------------------------------------------------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.65%



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.33            $ 7.75            --     2009
                                                                           11.27              5.33            --     2008
                                                                           11.31             11.27            --     2007
                                                                           10.00             11.31            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.72            $ 8.01            --     2009
                                                                           11.89              6.72            --     2008
                                                                           10.79             11.89            --     2007
                                                                           10.00             10.79            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 8.23            $10.38            --     2009
                                                                           11.97              8.23            --     2008
                                                                           11.26             11.97            --     2007
                                                                           10.00             11.26            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 8.07            $10.71         7,686     2009
                                                                           13.80              8.07         9,082     2008
                                                                           12.27             13.80         9,232     2007
                                                                           10.00             12.27           798     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.99            $ 8.56         3,905     2009
                                                                           10.19              6.99         4,219     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.96            $10.49            --     2009
                                                                           13.48              6.96            --     2008
                                                                           11.43             13.48            --     2007
                                                                           10.00             11.43            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.98            $ 8.27            --     2009
                                                                           11.97              6.98            --     2008
                                                                           11.61             11.97            --     2007
                                                                           10.00             11.61            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.87            $ 7.76        14,108     2009
                                                                           12.78              5.87        16,699     2008
                                                                           12.31             12.78        23,229     2007
                                                                           10.00             12.31         1,865     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.17            $ 9.67            --     2009
                                                                           12.11              7.17            --     2008
                                                                           10.84             12.11            --     2007
                                                                           10.00             10.84            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 6.51            $ 9.05            --     2009
                                                                           12.18              6.51            --     2008
                                                                           10.89             12.18            --     2007
                                                                           10.00             10.89            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.62            $11.51        18,874     2009
                                                                           10.97             10.62        17,749     2008
                                                                           10.19             10.97            --     2007
                                                                           10.00             10.19            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 7.25            $ 9.33            --     2009
                                                                           11.68              7.25            --     2008
                                                                           11.70             11.68            --     2007
                                                                           10.00             11.70            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.08            $11.99        352,994    2009
                                                                                 12.76             10.08        370,842    2008
                                                                                 11.11             12.76         40,943    2007
                                                                                 10.00             11.11          7,884    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                             $ 6.70            $ 8.35             --    2009
                                                                                 11.53              6.70             --    2008
                                                                                 10.85             11.53             --    2007
                                                                                 10.00             10.85             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.22            $ 7.83             --    2009
                                                                                 10.58              6.22             --    2008
                                                                                 10.88             10.58             --    2007
                                                                                 10.00             10.88             --    2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.47            $ 9.30             --    2009
                                                                                 12.54              7.47             --    2008
                                                                                 10.85             12.54             --    2007
                                                                                 10.00             10.85             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 7.14            $ 9.69          5,618    2009
   Class B                                                                       14.09              7.14          6,907    2008
                                                                                 11.98             14.09          9,027    2007
                                                                                 10.00             11.98            965    2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                               $ 7.33            $10.41          5,301    2009
                                                                                 10.23              7.33          6,391    2008
                                                                                 10.24             10.23          8,323    2007
                                                                                 10.00             10.24             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.25            $11.13             --    2009
                                                                                 11.22             10.25             --    2008
                                                                                 10.74             11.22             --    2007
                                                                                 10.00             10.74             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 8.56            $12.09             --    2009
                                                                                 11.99              8.56             --    2008
                                                                                 10.91             11.99             --    2007
                                                                                 10.00             10.91             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.90            $11.84             --    2009
                                                                                 10.87              7.90             --    2008
                                                                                 10.71             10.87             --    2007
                                                                                 10.00             10.71             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 7.69            $ 9.76          5,687    2009
                                                                                 13.46              7.69          6,438    2008
                                                                                 11.34             13.46             --    2007
                                                                                 10.00             11.34             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.57            $10.30         10,864    2009
                                                                                 11.70              7.57         12,445    2008
                                                                                 10.94             11.70         10,281    2007
                                                                                 10.00             10.94            801    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 7.12            $ 9.48             --    2009
                                                                                 12.63              7.12             --    2008
                                                                                 10.95             12.63          8,413    2007
                                                                                 10.00             10.95            592    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.63            $ 8.85             --    2009
                                                                                   11.49              6.63             --    2008
                                                                                   10.95             11.49             --    2007
                                                                                   10.00             10.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.47            $ 8.27             --    2009
                                                                                   11.51              6.47             --    2008
                                                                                   11.56             11.51          7,332    2007
                                                                                   10.00             11.56             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.04            $ 8.80             --    2009
                                                                                   12.33              7.04             --    2008
                                                                                   11.21             12.33             --    2007
                                                                                   10.00             11.21             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.94            $ 8.74             --    2009
                                                                                   13.40              6.94             --    2008
                                                                                   10.76             13.40             --    2007
                                                                                   10.00             10.76             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.59            $10.89             --    2009
                                                                                   10.10              9.59             --    2008
                                                                                   10.00             10.10          8,469    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 7.34            $10.09             --    2009
                                                                                   12.36              7.34             --    2008
                                                                                   10.90             12.36          3,442    2007
                                                                                   10.00             10.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.64            $ 8.71             --    2009
                                                                                   11.76              5.64             --    2008
                                                                                   11.34             11.76             --    2007
                                                                                   10.00             11.34             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.92            $10.56        141,166    2009
                                                                                   11.45              7.92        155,878    2008
                                                                                   11.22             11.45        128,066    2007
                                                                                   10.00             11.22          7,797    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.25            $ 8.01         68,306    2009
                                                                                    9.91              6.25         68,144    2008
                                                                                   10.00              9.91         20,352    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.15            $ 8.86         15,530    2009
                                                                                   11.56              7.15         16,923    2008
                                                                                   11.36             11.56             11    2007
                                                                                   10.00             11.36            584    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.64            $ 8.57             --    2009
                                                                                   11.71              6.64             --    2008
                                                                                   11.64             11.71             --    2007
                                                                                   10.00             11.64             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.17            $10.08             --    2009
                                                                                   12.39              8.17             --    2008
                                                                                   11.44             12.39             --    2007
                                                                                   10.00             11.44             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.01            $10.62             --    2009
                                                                                   10.73             10.01             --    2008
                                                                                   10.41             10.73             --    2007
                                                                                   10.00             10.41          1,545    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                     $ 7.31            $10.17             --    2009
                                                                             11.95              7.31             --    2008
                                                                             10.79             11.95          3,546    2007
                                                                             10.00             10.79             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                         $10.55            $10.41         36,532    2009
                                                                             10.49             10.55         36,301    2008
                                                                             10.17             10.49             --    2007
                                                                             10.00             10.17            318    2006
---------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                              $ 7.09            $ 9.68             --    2009
                                                                             11.38              7.09             --    2008
                                                                             10.99             11.38             --    2007
                                                                             10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                             $ 6.45            $ 8.61          3,228    2009
                                                                             10.25              6.45          4,076    2008
                                                                             12.24             10.25             --    2007
                                                                             10.00             12.24             --    2006
---------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                     $ 7.21            $ 8.95             --    2009
                                                                             11.70              7.21             --    2008
                                                                             11.32             11.70          5,407    2007
                                                                             10.00             11.32             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Small -Cap Equity Fund -- Class 1 Shares                                  $ 6.90            $ 8.88             --    2009
                                                                             11.24              6.90             --    2008
                                                                             11.17             11.24             --    2007
                                                                             10.00             11.17             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                       $ 8.54            $10.12        402,337    2009
                                                                             12.29              8.54        401,396    2008
                                                                             11.20             12.29        341,854    2007
                                                                             10.00             11.20         19,945    2006
---------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                        $ 7.56            $ 9.79             --    2009
                                                                             12.02              7.56             --    2008
                                                                             11.32             12.02             --    2007
                                                                             10.00             11.32             --    2006
---------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                            $ 6.43            $ 9.50             --    2009
                                                                             10.00              6.43             --    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                    $ 6.57            $ 8.54          6,479    2009
                                                                             10.00              6.57          7,521    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                          $ 7.02            $ 9.02             --    2009
                                                                             10.00              7.02             --    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares               $ 7.59            $ 8.67         15,760    2009
                                                                             10.00              7.59         16,030    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service           $10.58            $11.30         11,985    2009
   Shares                                                                    10.00             10.58         11,262    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service         $ 7.46            $ 9.80         17,076    2009
   Shares                                                                    10.00              7.46         19,777    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                          $ 7.24            $10.37         21,165    2009
                                                                             10.00              7.24         26,952    2008
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                      $ 9.83            $12.15         18,495    2009
                                                                             11.91              9.83         19,908    2008
                                                                             10.98             11.91         18,233    2007
                                                                             10.00             10.98             --    2006
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.40            $12.06        13,742     2009
                                                                                   15.34              8.40        17,441     2008
                                                                                   11.42             15.34         6,979     2007
                                                                                   10.00             11.42           705     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.31            $ 8.33            --     2009
                                                                                   10.80              6.31            --     2008
                                                                                   10.94             10.80            --     2007
                                                                                   10.00             10.94            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.39            $ 7.71            --     2009
   Class II                                                                         9.99              6.39            --     2008
                                                                                   10.00              9.99            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I          $ 5.92            $ 7.53            --     2009
                                                                                    9.49              5.92            --     2008
                                                                                   10.00              9.49            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.37            $10.09            --     2009
                                                                                   11.90              7.37            --     2008
                                                                                   10.90             11.90            --     2007
                                                                                   10.00             10.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.02            $ 9.98            --     2009
                                                                                   12.22              8.02            --     2008
                                                                                   11.29             12.22            --     2007
                                                                                   10.00             11.29            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.62            $ 9.98         4,938     2009
                                                                                   11.28              8.62           883     2008
                                                                                   11.03             11.28         1,083     2007
                                                                                   10.00             11.03           598     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.47            $12.38            --     2009
                                                                                   15.49              9.47             8     2008
                                                                                   12.35             15.49            10     2007
                                                                                   10.00             12.35            11     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.27            $ 7.50            --     2009
                                                                                   11.31              6.27            --     2008
                                                                                   11.12             11.31            --     2007
                                                                                   10.00             11.12            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.53            $ 9.25            --     2009
                                                                                   12.21              6.53            --     2008
                                                                                   10.91             12.21            --     2007
                                                                                   10.00             10.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 7.07            $ 9.69         8,458     2009
                                                                                   12.05              7.07        10,456     2008
                                                                                   11.55             12.05            --     2007
                                                                                   10.00             11.55            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.98            $ 8.79        21,758     2009
                                                                                   11.57              6.98        24,740     2008
                                                                                   11.29             11.57            --     2007
                                                                                   10.00             11.29         1,290     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 6.50            $ 8.75         3,177     2009
                                                                                   10.66              6.50         3,896     2008
                                                                                   11.00             10.66         5,927     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.37            $ 6.99            --     2009
                                                                              10.75              5.37            --     2008
                                                                              10.31             10.75            --     2007
                                                                              10.00             10.31            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.31            $11.12            --     2009
                                                                              11.26              9.31            --     2008
                                                                              10.58             11.26            --     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.21            $11.33         4,872     2009
                                                                              10.91              8.21         6,082     2008
                                                                              10.72             10.91            --     2007
                                                                              10.00             10.72           603     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.22            $12.43         4,298     2009
                                                                              11.46             13.22         3,603     2008
                                                                              10.62             11.46         7,524     2007
                                                                              10.00             10.62           601     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.60            $11.81        36,913     2009
                                                                              10.82             10.60        36,058     2008
                                                                              10.25             10.82        47,377     2007
                                                                              10.00             10.25            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.47            $12.86        10,557     2009
                                                                              11.13             11.47        10,397     2008
                                                                              10.41             11.13         7,709     2007
                                                                              10.00             10.41         3,087     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 7.32            $11.34            --     2009
                                                                              12.29              7.32            --     2008
                                                                              11.35             12.29         6,838     2007
                                                                              10.00             11.35         1,279     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.37            $10.33            --     2009
                                                                              12.00              7.37            --     2008
                                                                              10.93             12.00            --     2007
                                                                              10.00             10.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 7.50            $13.01         2,131     2009
                                                                              16.29              7.50         3,411     2008
                                                                              11.21             16.29         1,357     2007
                                                                              10.00             11.21            12     2006
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.41            $ 8.93            --     2009
                                                                               9.74              7.41            --     2008
                                                                              10.00              9.74            --     2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $ 6.10            $ 9.94            --     2009
                                                                              12.19              6.10            --     2008
                                                                              10.63             12.19            --     2007
                                                                              10.00             10.63            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.80            $ 8.59            --     2009
                                                                              10.78              6.80             9     2008
                                                                              11.22             10.78         9,676     2007
                                                                              10.00             11.22           301     2006
----------------------------------------------------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.75%



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.32            $ 7.72            --     2009
                                                                           11.25              5.32            --     2008
                                                                           11.30             11.25            --     2007
                                                                           10.00             11.30            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.71            $ 7.98            --     2009
                                                                           11.87              6.71            --     2008
                                                                           10.79             11.87            --     2007
                                                                           10.00             10.79            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 8.21            $10.34            --     2009
                                                                           11.96              8.21            --     2008
                                                                           11.26             11.96            --     2007
                                                                           10.00             11.26            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 8.05            $10.67        13,492     2009
                                                                           13.78              8.05        17,243     2008
                                                                           12.26             13.78        30,528     2007
                                                                           10.00             12.26        24,085     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.98            $ 8.54            --     2009
                                                                           10.18              6.98            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.95            $10.45            --     2009
                                                                           13.46              6.95            --     2008
                                                                           11.43             13.46            --     2007
                                                                           10.00             11.43            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.97            $ 8.24            --     2009
                                                                           11.96              6.97            --     2008
                                                                           11.61             11.96            --     2007
                                                                           10.00             11.61            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.86            $ 7.73        25,626     2009
                                                                           12.76              5.86        32,647     2008
                                                                           12.30             12.76        77,011     2007
                                                                           10.00             12.30        55,923     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.15            $ 9.63            --     2009
                                                                           12.10              7.15            --     2008
                                                                           10.84             12.10            --     2007
                                                                           10.00             10.84            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 6.50            $ 9.02            --     2009
                                                                           12.16              6.50            --     2008
                                                                           10.89             12.16            --     2007
                                                                           10.00             10.89            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.59            $11.47        32,026     2009
                                                                           10.95             10.59        32,686     2008
                                                                           10.18             10.95            --     2007
                                                                           10.00             10.18            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 7.23            $ 9.30            --     2009
                                                                           11.67              7.23            --     2008
                                                                           11.69             11.67            --     2007
                                                                           10.00             11.69            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.05            $11.94        70,685     2009
                                                                                 12.74             10.05        68,404     2008
                                                                                 11.11             12.74        79,012     2007
                                                                                 10.00             11.11        41,978     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                             $ 6.69            $ 8.32            --     2009
                                                                                 11.52              6.69            --     2008
                                                                                 10.85             11.52            --     2007
                                                                                 10.00             10.85            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.20            $ 7.81            --     2009
                                                                                 10.56              6.20            --     2008
                                                                                 10.88             10.56            --     2007
                                                                                 10.00             10.88            --     2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.45            $ 9.27            --     2009
                                                                                 12.52              7.45            --     2008
                                                                                 10.85             12.52            --     2007
                                                                                 10.00             10.85            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 7.12            $ 9.65        10,213     2009
   Class B                                                                       14.07              7.12        13,442     2008
                                                                                 11.97             14.07        29,995     2007
                                                                                 10.00             11.97        28,880     2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                               $ 7.31            $10.37         8,893     2009
                                                                                 10.22              7.31        11,977     2008
                                                                                 10.23             10.22        26,732     2007
                                                                                 10.00             10.23            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.22            $11.09            --     2009
                                                                                 11.20             10.22            --     2008
                                                                                 10.74             11.20            --     2007
                                                                                 10.00             10.74            --     2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 8.54            $12.04            --     2009
                                                                                 11.97              8.54            --     2008
                                                                                 10.90             11.97            --     2007
                                                                                 10.00             10.90            --     2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.88            $11.80            --     2009
                                                                                 10.85              7.88            --     2008
                                                                                 10.70             10.85            --     2007
                                                                                 10.00             10.70            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 7.67            $ 9.73         9,464     2009
                                                                                 13.44              7.67        11,771     2008
                                                                                 11.34             13.44            --     2007
                                                                                 10.00             11.34            --     2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.56            $10.27        57,572     2009
                                                                                 11.68              7.56        63,679     2008
                                                                                 10.93             11.68        61,266     2007
                                                                                 10.00             10.93        15,158     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 7.10            $ 9.45           424     2009
                                                                                 12.61              7.10           539     2008
                                                                                 10.94             12.61        27,550     2007
                                                                                 10.00             10.94        17,894     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.61            $ 8.82             --    2009
                                                                                   11.48              6.61             --    2008
                                                                                   10.95             11.48             --    2007
                                                                                   10.00             10.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.46            $ 8.24             --    2009
                                                                                   11.49              6.46             --    2008
                                                                                   11.55             11.49         23,651    2007
                                                                                   10.00             11.55             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.03            $ 8.77             --    2009
                                                                                   12.31              7.03             --    2008
                                                                                   11.20             12.31             --    2007
                                                                                   10.00             11.20             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.93            $ 8.71             --    2009
                                                                                   13.38              6.93             --    2008
                                                                                   10.75             13.38             --    2007
                                                                                   10.00             10.75             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.57            $10.86             --    2009
                                                                                   10.09              9.57             --    2008
                                                                                   10.00             10.09         27,189    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 7.32            $10.06             --    2009
                                                                                   12.34              7.32             --    2008
                                                                                   10.89             12.34         11,067    2007
                                                                                   10.00             10.89             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.62            $ 8.68             --    2009
                                                                                   11.74              5.62             --    2008
                                                                                   11.34             11.74             --    2007
                                                                                   10.00             11.34             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.90            $10.52        256,068    2009
                                                                                   11.43              7.90        292,955    2008
                                                                                   11.21             11.43        337,558    2007
                                                                                   10.00             11.21        162,249    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.24            $ 7.99             --    2009
                                                                                    9.91              6.24             --    2008
                                                                                   10.00              9.91             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.13            $ 8.83         26,397    2009
                                                                                   11.54              7.13         31,752    2008
                                                                                   11.35             11.54            565    2007
                                                                                   10.00             11.35         17,286    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.63            $ 8.54             --    2009
                                                                                   11.69              6.63             --    2008
                                                                                   11.63             11.69             --    2007
                                                                                   10.00             11.63             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.15            $10.04             --    2009
                                                                                   12.37              8.15             --    2008
                                                                                   11.44             12.37             --    2007
                                                                                   10.00             11.44             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.99            $10.59            942    2009
                                                                                   10.71              9.99            923    2008
                                                                                   10.40             10.71          1,518    2007
                                                                                   10.00             10.40         47,022    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                     $ 7.29            $10.13             --    2009
                                                                             11.93              7.29             --    2008
                                                                             10.79             11.93         11,401    2007
                                                                             10.00             10.79             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                         $10.53            $10.37         48,174    2009
                                                                             10.48             10.53          4,576    2008
                                                                             10.17             10.48            307    2007
                                                                             10.00             10.17          9,638    2006
---------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                              $ 7.07            $ 9.64             --    2009
                                                                             11.37              7.07             --    2008
                                                                             10.98             11.37             --    2007
                                                                             10.00             10.98             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                             $ 6.43            $ 8.58          5,293    2009
                                                                             10.23              6.43          7,236    2008
                                                                             12.23             10.23             --    2007
                                                                             10.00             12.23             --    2006
---------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                     $ 7.19            $ 8.92             --    2009
                                                                             11.69              7.19             --    2008
                                                                             11.32             11.69         17,430    2007
                                                                             10.00             11.32             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                   $ 6.88            $ 8.85             --    2009
                                                                             11.23              6.88             --    2008
                                                                             11.16             11.23             --    2007
                                                                             10.00             11.16             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                       $ 8.52            $10.09        367,844    2009
                                                                             12.27              8.52        382,375    2008
                                                                             11.20             12.27        398,069    2007
                                                                             10.00             11.20        174,362    2006
---------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                        $ 7.54            $ 9.75             --    2009
                                                                             12.00              7.54             --    2008
                                                                             11.31             12.00             --    2007
                                                                             10.00             11.31             --    2006
---------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                            $ 6.43            $ 9.49             --    2009
                                                                             10.00              6.43             --    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                    $ 6.57            $ 8.53         10,685    2009
                                                                             10.00              6.57         13,884    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                          $ 7.01            $ 9.01             --    2009
                                                                             10.00              7.01             --    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares               $ 7.59            $ 8.66         26,351    2009
                                                                             10.00              7.59         29,571    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service           $10.57            $11.28         20,302    2009
   Shares                                                                    10.00             10.57         20,667    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service         $ 7.46            $ 9.78         28,117    2009
   Shares                                                                    10.00              7.46         36,170    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                          $ 7.23            $10.35         35,285    2009
                                                                             10.00              7.23         49,549    2008
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                      $ 9.81            $12.10         11,087    2009
                                                                             11.89              9.81         11,888    2008
                                                                             10.98             11.89         14,794    2007
                                                                             10.00             10.98         15,248    2006
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.38            $12.02        23,362     2009
                                                                                   15.32              8.38        32,542     2008
                                                                                   11.41             15.32        22,819     2007
                                                                                   10.00             11.41        21,421     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.29            $ 8.30            --     2009
                                                                                   10.78              6.29            --     2008
                                                                                   10.93             10.78            --     2007
                                                                                   10.00             10.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.38            $ 7.68            --     2009
   Class II                                                                         9.98              6.38            --     2008
                                                                                   10.00              9.98           835     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I          $ 5.91            $ 7.51            --     2009
                                                                                    9.48              5.91            --     2008
                                                                                   10.00              9.48            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.35            $10.05            --     2009
                                                                                   11.88              7.35            --     2008
                                                                                   10.89             11.88            --     2007
                                                                                   10.00             10.89            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.00            $ 9.95            --     2009
                                                                                   12.20              8.00            --     2008
                                                                                   11.28             12.20            --     2007
                                                                                   10.00             11.28            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.59            $ 9.94        39,068     2009
                                                                                   11.26              8.59        39,024     2008
                                                                                   11.03             11.26        35,881     2007
                                                                                   10.00             11.03        23,774     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.45            $12.34            --     2009
                                                                                   15.47              9.45            --     2008
                                                                                   12.34             15.47            --     2007
                                                                                   10.00             12.34            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.26            $ 7.47        15,354     2009
                                                                                   11.29              6.26        16,295     2008
                                                                                   11.11             11.29        13,641     2007
                                                                                   10.00             11.11        14,301     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.51            $ 9.22            --     2009
                                                                                   12.19              6.51            --     2008
                                                                                   10.90             12.19            --     2007
                                                                                   10.00             10.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 7.05            $ 9.66        14,185     2009
                                                                                   12.03              7.05        19,078     2008
                                                                                   11.55             12.03            --     2007
                                                                                   10.00             11.55            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.96            $ 8.76        37,469     2009
                                                                                   11.55              6.96        46,690     2008
                                                                                   11.29             11.55         1,276     2007
                                                                                   10.00             11.29        39,054     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 6.49            $ 8.72         5,240     2009
                                                                                   10.65              6.49         7,138     2008
                                                                                   10.99             10.65        19,089     2007
                                                                                   10.00             10.99            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.36            $ 6.96             --    2009
                                                                              10.74              5.36             --    2008
                                                                              10.31             10.74             --    2007
                                                                              10.00             10.31             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.29            $11.08             --    2009
                                                                              11.24              9.29             --    2008
                                                                              10.58             11.24             --    2007
                                                                              10.00             10.58             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.19            $11.28          8,528    2009
                                                                              10.90              8.19         11,494    2008
                                                                              10.72             10.90            595    2007
                                                                              10.00             10.72         18,288    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.18            $12.38          7,710    2009
                                                                              11.44             13.18          6,825    2008
                                                                              10.61             11.44         24,755    2007
                                                                              10.00             10.61         18,376    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.57            $11.77         93,915    2009
                                                                              10.81             10.57         97,999    2008
                                                                              10.25             10.81        152,025    2007
                                                                              10.00             10.25             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.44            $12.82         19,449    2009
                                                                              11.11             11.44         20,746    2008
                                                                              10.40             11.11         27,675    2007
                                                                              10.00             10.40         93,997    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 7.31            $11.30            808    2009
                                                                              12.27              7.31          1,176    2008
                                                                              11.34             12.27         23,349    2007
                                                                              10.00             11.34         38,828    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.35            $10.29             --    2009
                                                                              11.98              7.35             --    2008
                                                                              10.93             11.98             --    2007
                                                                              10.00             10.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 7.48            $12.96          3,540    2009
                                                                              16.26              7.48          6,074    2008
                                                                              11.21             16.26          4,254    2007
                                                                              10.00             11.21             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.40            $ 8.90             --    2009
                                                                               9.74              7.40             --    2008
                                                                              10.00              9.74             --    2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $ 6.09            $ 9.90             --    2009
                                                                              12.17              6.09             --    2008
                                                                              10.62             12.17             --    2007
                                                                              10.00             10.62             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.79            $ 8.56                   2009
                                                                              10.76              6.79        233 281    2008
                                                                              11.21             10.76         31,744    2007
                                                                              10.00             11.21          8,744    2006
----------------------------------------------------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.80%



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.31            $ 7.70            --     2009
                                                                           11.24              5.31            --     2008
                                                                           11.30             11.24            --     2007
                                                                           10.00             11.30            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.70            $ 7.96            --     2009
                                                                           11.86              6.70            --     2008
                                                                           10.78             11.86            --     2007
                                                                           10.00             10.78            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 8.19            $10.32            --     2009
                                                                           11.95              8.19            --     2008
                                                                           11.25             11.95            --     2007
                                                                           10.00             11.25            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 8.04            $10.65         5,256     2009
                                                                           13.77              8.04         5,710     2008
                                                                           12.26             13.77         7,000     2007
                                                                           10.00             12.26            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.98            $ 8.53            --     2009
                                                                           10.18              6.98            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.94            $10.43            --     2009
                                                                           13.45              6.94            --     2008
                                                                           11.42             13.45            --     2007
                                                                           10.00             11.42            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.96            $ 8.22            --     2009
                                                                           11.95              6.96            --     2008
                                                                           11.60             11.95            --     2007
                                                                           10.00             11.60            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.85            $ 7.72         9,622     2009
                                                                           12.75              5.85        10,400     2008
                                                                           12.30             12.75        17,440     2007
                                                                           10.00             12.30            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.14            $ 9.62            --     2009
                                                                           12.09              7.14            --     2008
                                                                           10.83             12.09            --     2007
                                                                           10.00             10.83            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 6.49            $ 9.00            --     2009
                                                                           12.15              6.49            --     2008
                                                                           10.88             12.15            --     2007
                                                                           10.00             10.88            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.58            $11.45        12,918     2009
                                                                           10.95             10.58        11,190     2008
                                                                           10.18             10.95            --     2007
                                                                           10.00             10.18            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 7.22            $ 9.28            --     2009
                                                                           11.66              7.22            --     2008
                                                                           11.69             11.66            --     2007
                                                                           10.00             11.69            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.04            $11.92         3,672     2009
                                                                                 12.73             10.04         3,914     2008
                                                                                 11.10             12.73         3,085     2007
                                                                                 10.00             11.10            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                             $ 6.68            $ 8.30            --     2009
                                                                                 11.51              6.68            --     2008
                                                                                 10.84             11.51            --     2007
                                                                                 10.00             10.84            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.20            $ 7.79            --     2009
                                                                                 10.55              6.20            --     2008
                                                                                 10.87             10.55            --     2007
                                                                                 10.00             10.87            --     2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.44            $ 9.25            --     2009
                                                                                 12.51              7.44            --     2008
                                                                                 10.84             12.51            --     2007
                                                                                 10.00             10.84            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 7.11            $ 9.63         3,837     2009
   Class B                                                                       14.06              7.11         4,333     2008
                                                                                 11.97             14.06         6,840     2007
                                                                                 10.00             11.97            --     2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                               $ 7.30            $10.35         3,638     2009
                                                                                 10.21              7.30         3,961     2008
                                                                                 10.23             10.21         6,383     2007
                                                                                 10.00             10.23            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.21            $11.07            --     2009
                                                                                 11.19             10.21            --     2008
                                                                                 10.74             11.19            --     2007
                                                                                 10.00             10.74            --     2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 8.53            $12.02            --     2009
                                                                                 11.96              8.53            --     2008
                                                                                 10.90             11.96            --     2007
                                                                                 10.00             10.90            --     2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.87            $11.78            --     2009
                                                                                 10.84              7.87            --     2008
                                                                                 10.70             10.84            --     2007
                                                                                 10.00             10.70            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 7.66            $ 9.71         3,906     2009
                                                                                 13.43              7.66         4,049     2008
                                                                                 11.33             13.43            --     2007
                                                                                 10.00             11.33            --     2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.55            $10.25            --     2009
                                                                                 11.67              7.55            --     2008
                                                                                 10.93             11.67            --     2007
                                                                                 10.00             10.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 7.09            $ 9.43            --     2009
                                                                                 12.60              7.09            --     2008
                                                                                 10.94             12.60         6,465     2007
                                                                                 10.00             10.94            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.60            $ 8.81            --     2009
                                                                                   11.47              6.60            --     2008
                                                                                   10.94             11.47            --     2007
                                                                                   10.00             10.94            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.45            $ 8.22            --     2009
                                                                                   11.48              6.45            --     2008
                                                                                   11.55             11.48         5,612     2007
                                                                                   10.00             11.55            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.02            $ 8.75            --     2009
                                                                                   12.30              7.02            --     2008
                                                                                   11.20             12.30            --     2007
                                                                                   10.00             11.20            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.92            $ 8.69            --     2009
                                                                                   13.37              6.92            --     2008
                                                                                   10.75             13.37            --     2007
                                                                                   10.00             10.75            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.56            $10.84            --     2009
                                                                                   10.09              9.56            --     2008
                                                                                   10.00             10.09         6,457     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 7.31            $10.04            --     2009
                                                                                   12.33              7.31            --     2008
                                                                                   10.89             12.33         2,638     2007
                                                                                   10.00             10.89            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.61            $ 8.66            --     2009
                                                                                   11.74              5.61            --     2008
                                                                                   11.34             11.74            --     2007
                                                                                   10.00             11.34            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.89            $10.50        10,389     2009
                                                                                   11.42              7.89        12,085     2008
                                                                                   11.21             11.42        10,359     2007
                                                                                   10.00             11.21            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.24            $ 7.98        19,888     2009
                                                                                    9.91              6.24        21,619     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.12            $ 8.81        10,665     2009
                                                                                   11.53              7.12        10,537     2008
                                                                                   11.35             11.53            --     2007
                                                                                   10.00             11.35            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.62            $ 8.52            --     2009
                                                                                   11.69              6.62            --     2008
                                                                                   11.63             11.69            --     2007
                                                                                   10.00             11.63            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.14            $10.02            --     2009
                                                                                   12.36              8.14            --     2008
                                                                                   11.43             12.36            --     2007
                                                                                   10.00             11.43            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.97            $10.57            --     2009
                                                                                   10.70              9.97            --     2008
                                                                                   10.40             10.70            --     2007
                                                                                   10.00             10.40            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                     $ 7.28            $10.11            --     2009
                                                                             11.92              7.28            --     2008
                                                                             10.78             11.92         2,736     2007
                                                                             10.00             10.78            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                         $10.51            $10.35            --     2009
                                                                             10.47             10.51            --     2008
                                                                             10.16             10.47            --     2007
                                                                             10.00             10.16            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                              $ 7.06            $ 9.62            --     2009
                                                                             11.36              7.06            --     2008
                                                                             10.98             11.36            --     2007
                                                                             10.00             10.98            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                             $ 6.42            $ 8.56         2,234     2009
                                                                             10.22              6.42         2,601     2008
                                                                             12.23             10.22            --     2007
                                                                             10.00             12.23            --     2006
---------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                     $ 7.18            $ 8.90            --     2009
                                                                             11.68              7.18            --     2008
                                                                             11.32             11.68         4,150     2007
                                                                             10.00             11.32            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                   $ 6.87            $ 8.84            --     2009
                                                                             11.22              6.87            --     2008
                                                                             11.16             11.22            --     2007
                                                                             10.00             11.16            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                       $ 8.51            $10.07        16,930     2009
                                                                             12.26              8.51        16,999     2008
                                                                             11.19             12.26        15,493     2007
                                                                             10.00             11.19            --     2006
---------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                        $ 7.53            $ 9.73            --     2009
                                                                             11.99              7.53            --     2008
                                                                             11.31             11.99            --     2007
                                                                             10.00             11.31            --     2006
---------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                            $ 6.42            $ 9.48            --     2009
                                                                             10.00              6.42            --     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                    $ 6.57            $ 8.53         4,447     2009
                                                                             10.00              6.57         4,681     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                          $ 7.01            $ 9.01            --     2009
                                                                             10.00              7.01            --     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares               $ 7.59            $ 8.65        10,769     2009
                                                                             10.00              7.59         9,986     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service           $10.57            $11.27         8,167     2009
   Shares                                                                    10.00             10.57         7,047     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service         $ 7.46            $ 9.78        11,759     2009
   Shares                                                                    10.00              7.46        12,360     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                          $ 7.23            $10.35        14,478     2009
                                                                             10.00              7.23        16,718     2008
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                      $ 9.80            $12.08            --     2009
                                                                             11.88              9.80            --     2008
                                                                             10.97             11.88            --     2007
                                                                             10.00             10.97            --     2006
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.37            $12.00         9,412     2009
                                                                                   15.30              8.37        10,910     2008
                                                                                   11.41             15.30         5,410     2007
                                                                                   10.00             11.41            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.29            $ 8.28            --     2009
                                                                                   10.77              6.29            --     2008
                                                                                   10.93             10.77            --     2007
                                                                                   10.00             10.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.37            $ 7.67         1,367     2009
   Class II                                                                         9.98              6.37         1,508     2008
                                                                                   10.00              9.98         1,456     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I          $ 5.90            $ 7.50            --     2009
                                                                                    9.48              5.90            --     2008
                                                                                   10.00              9.48            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.34            $10.03            --     2009
                                                                                   11.87              7.34            --     2008
                                                                                   10.89             11.87            --     2007
                                                                                   10.00             10.89            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.99            $ 9.93            --     2009
                                                                                   12.19              7.99            --     2008
                                                                                   11.28             12.19            --     2007
                                                                                   10.00             11.28            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.58            $ 9.92            --     2009
                                                                                   11.25              8.58            --     2008
                                                                                   11.02             11.25            --     2007
                                                                                   10.00             11.02            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.44            $12.31            --     2009
                                                                                   15.45              9.44            --     2008
                                                                                   12.34             15.45            --     2007
                                                                                   10.00             12.34            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.25            $ 7.46         1,408     2009
                                                                                   11.29              6.25         1,532     2008
                                                                                   11.11             11.29         1,291     2007
                                                                                   10.00             11.11            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.50            $ 9.20            --     2009
                                                                                   12.18              6.50            --     2008
                                                                                   10.90             12.18            --     2007
                                                                                   10.00             10.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 7.05            $ 9.64         5,794     2009
                                                                                   12.02              7.05         6,559     2008
                                                                                   11.54             12.02            --     2007
                                                                                   10.00             11.54            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.95            $ 8.74        14,917     2009
                                                                                   11.54              6.95        15,421     2008
                                                                                   11.28             11.54            --     2007
                                                                                   10.00             11.28            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 6.48            $ 8.71         2,193     2009
                                                                                   10.64              6.48         2,434     2008
                                                                                   10.99             10.64         4,547     2007
                                                                                   10.00             10.99            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.35            $ 6.95            --     2009
                                                                              10.73              5.35            --     2008
                                                                              10.30             10.73            --     2007
                                                                              10.00             10.30            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.28            $11.06            --     2009
                                                                              11.23              9.28            --     2008
                                                                              10.58             11.23            --     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.18            $11.26         3,345     2009
                                                                              10.89              8.18         3,850     2008
                                                                              10.71             10.89            --     2007
                                                                              10.00             10.71            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.17            $12.36         2,930     2009
                                                                              11.43             13.17         2,293     2008
                                                                              10.61             11.43         5,717     2007
                                                                              10.00             10.61            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.56            $11.75        25,275     2009
                                                                              10.80             10.56        22,552     2008
                                                                              10.24             10.80        36,294     2007
                                                                              10.00             10.24            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.42            $12.79         7,221     2009
                                                                              11.10             11.42         6,511     2008
                                                                              10.40             11.10         5,889     2007
                                                                              10.00             10.40            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 7.30            $11.28            --     2009
                                                                              12.26              7.30            --     2008
                                                                              11.34             12.26         5,243     2007
                                                                              10.00             11.34            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.34            $10.28            --     2009
                                                                              11.97              7.34            --     2008
                                                                              10.93             11.97            --     2007
                                                                              10.00             10.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 7.47            $12.94         1,469     2009
                                                                              16.25              7.47         2,107     2008
                                                                              11.20             16.25         1,036     2007
                                                                              10.00             11.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.39            $ 8.89            --     2009
                                                                               9.73              7.39            --     2008
                                                                              10.00              9.73            --     2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $ 6.08            $ 9.89            --     2009
                                                                              12.16              6.08            --     2008
                                                                              10.62             12.16            --     2007
                                                                              10.00             10.62            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.78            $ 8.55            --     2009
                                                                              10.75              6.78            --     2008
                                                                              11.21             10.75         7,362     2007
                                                                              10.00             11.21            --     2006
----------------------------------------------------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.85%



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.30            $ 7.69          --       2009
                                                                           11.24              5.30          --       2008
                                                                           11.29             11.24          --       2007
                                                                           10.00             11.29          --       2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.69            $ 7.95          --       2009
                                                                           11.85              6.69          --       2008
                                                                           10.78             11.85          --       2007
                                                                           10.00             10.78          --       2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 8.18            $10.31          --       2009
                                                                           11.94              8.18          --       2008
                                                                           11.25             11.94          --       2007
                                                                           10.00             11.25          --       2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 8.03            $10.63          --       2009
                                                                           13.76              8.03          --       2008
                                                                           12.25             13.76          --       2007
                                                                           10.00             12.25          --       2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.97            $ 8.52          --       2009
                                                                           10.18              6.97          --       2008
                                                                           10.00             10.18          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.93            $10.41          --       2009
                                                                           13.44              6.93          --       2008
                                                                           11.42             13.44          --       2007
                                                                           10.00             11.42          --       2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.95            $ 8.21          --       2009
                                                                           11.94              6.95          --       2008
                                                                           11.60             11.94          --       2007
                                                                           10.00             11.60          --       2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.84            $ 7.70          --       2009
                                                                           12.74              5.84          --       2008
                                                                           12.29             12.74          --       2007
                                                                           10.00             12.29          --       2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.13            $ 9.60          --       2009
                                                                           12.08              7.13          --       2008
                                                                           10.83             12.08          --       2007
                                                                           10.00             10.83          --       2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 6.48            $ 8.98          --       2009
                                                                           12.14              6.48          --       2008
                                                                           10.88             12.14          --       2007
                                                                           10.00             10.88          --       2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.56            $11.43          --       2009
                                                                           10.94             10.56          --       2008
                                                                           10.18             10.94          --       2007
                                                                           10.00             10.18          --       2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 7.21            $ 9.26          --       2009
                                                                           11.65              7.21          --       2008
                                                                           11.69             11.65          --       2007
                                                                           10.00             11.69          --       2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.03            $11.90          --       2009
                                                                                 12.72             10.03          --       2008
                                                                                 11.10             12.72          --       2007
                                                                                 10.00             11.10          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                             $ 6.67            $ 8.29          --       2009
                                                                                 11.50              6.67          --       2008
                                                                                 10.84             11.50          --       2007
                                                                                 10.00             10.84          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.19            $ 7.78          --       2009
                                                                                 10.55              6.19          --       2008
                                                                                 10.87             10.55          --       2007
                                                                                 10.00             10.87          --       2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.43            $ 9.23          --       2009
                                                                                 12.50              7.43          --       2008
                                                                                 10.84             12.50          --       2007
                                                                                 10.00             10.84          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 7.10            $ 9.62          --       2009
   Class B                                                                       14.05              7.10          --       2008
                                                                                 11.96             14.05          --       2007
                                                                                 10.00             11.96          --       2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                               $ 7.29            $10.33          --       2009
                                                                                 10.20              7.29          --       2008
                                                                                 10.23             10.20          --       2007
                                                                                 10.00             10.23          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.20            $11.05          --       2009
                                                                                 11.18             10.20          --       2008
                                                                                 10.73             11.18          --       2007
                                                                                 10.00             10.73          --       2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 8.52            $12.00          --       2009
                                                                                 11.95              8.52          --       2008
                                                                                 10.90             11.95          --       2007
                                                                                 10.00             10.90          --       2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.86            $11.76          --       2009
                                                                                 10.83              7.86          --       2008
                                                                                 10.70             10.83          --       2007
                                                                                 10.00             10.70          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 7.65            $ 9.69          --       2009
                                                                                 13.41              7.65          --       2008
                                                                                 11.33             13.41          --       2007
                                                                                 10.00             11.33          --       2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.54            $10.23          --       2009
                                                                                 11.66              7.54          --       2008
                                                                                 10.93             11.66          --       2007
                                                                                 10.00             10.93          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 7.08            $ 9.42          --       2009
                                                                                 12.59              7.08          --       2008
                                                                                 10.94             12.59          --       2007
                                                                                 10.00             10.94          --       2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                          NUMBER OF
                                                                        ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                       UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                          BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2            $ 6.60            $ 8.79          --       2009
                                                                            11.46              6.60          --       2008
                                                                            10.94             11.46          --       2007
                                                                            10.00             10.94          --       2006
--------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                           $ 6.44            $ 8.21          --       2009
                                                                            11.47              6.44          --       2008
                                                                            11.54             11.47          --       2007
                                                                            10.00             11.54          --       2006
--------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                         $ 7.01            $ 8.74          --       2009
                                                                            12.29              7.01          --       2008
                                                                            11.19             12.29          --       2007
                                                                            10.00             11.19          --       2006
--------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                  $ 6.91            $ 8.68          --       2009
                                                                            13.36              6.91          --       2008
                                                                            10.75             13.36          --       2007
                                                                            10.00             10.75          --       2006
--------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                   $ 9.56            $10.83          --       2009
                                                                            10.09              9.56          --       2008
                                                                            10.00             10.09          --       2007
--------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                 $ 7.31            $10.02          --       2009
                                                                            12.32              7.31          --       2008
                                                                            10.89             12.32          --       2007
                                                                            10.00             10.89          --       2006
--------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                        $ 5.61            $ 8.65          --       2009
                                                                            11.73              5.61          --       2008
                                                                            11.33             11.73          --       2007
                                                                            10.00             11.33          --       2006
--------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                        $ 7.88            $10.49          --       2009
                                                                            11.41              7.88          --       2008
                                                                            11.21             11.41          --       2007
                                                                            10.00             11.21          --       2006
--------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2         $ 6.23            $ 7.97          --       2009
   Shares                                                                    9.90              6.23          --       2008
                                                                            10.00              9.90          --       2007
--------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                          $ 7.11            $ 8.80          --       2009
                                                                            11.52              7.11          --       2008
                                                                            11.34             11.52          --       2007
                                                                            10.00             11.34          --       2006
--------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                       $ 6.61            $ 8.51          --       2009
                                                                            11.68              6.61          --       2008
                                                                            11.63             11.68          --       2007
                                                                            10.00             11.63          --       2006
--------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                 $ 8.13            $10.01          --       2009
                                                                            12.35              8.13          --       2008
                                                                            11.43             12.35          --       2007
                                                                            10.00             11.43          --       2006
--------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                            $ 9.96            $10.55          --       2009
                                                                            10.70              9.96          --       2008
                                                                            10.40             10.70          --       2007
                                                                            10.00             10.40          --       2006
--------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                     $ 7.27            $10.09            --     2009
                                                                             11.91              7.27            --     2008
                                                                             10.78             11.91            --     2007
                                                                             10.00             10.78            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                         $10.50            $10.33            --     2009
                                                                             10.46             10.50            --     2008
                                                                             10.16             10.46            --     2007
                                                                             10.00             10.16            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                              $ 7.06            $ 9.61            --     2009
                                                                             11.35              7.06            --     2008
                                                                             10.98             11.35            --     2007
                                                                             10.00             10.98            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                             $ 6.41            $ 8.55            --     2009
                                                                             10.21              6.41            --     2008
                                                                             12.22             10.21            --     2007
                                                                             10.00             12.22            --     2006
---------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                     $ 7.17            $ 8.89            --     2009
                                                                             11.67              7.17            --     2008
                                                                             11.31             11.67            --     2007
                                                                             10.00             11.31            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                   $ 6.87            $ 8.82            --     2009
                                                                             11.21              6.87            --     2008
                                                                             11.15             11.21            --     2007
                                                                             10.00             11.15            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                       $ 8.49            $10.05        24,039     2009
                                                                             12.25              8.49        25,731     2008
                                                                             11.19             12.25        25,756     2007
                                                                             10.00             11.19        10,057     2006
---------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                        $ 7.52            $ 9.71            --     2009
                                                                             11.98              7.52            --     2008
                                                                             11.30             11.98            --     2007
                                                                             10.00             11.30            --     2006
---------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                            $ 6.42            $ 9.48            --     2009
                                                                             10.00              6.42            --     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                    $ 6.57            $ 8.52            --     2009
                                                                             10.00              6.57            --     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                          $ 7.01            $ 9.00            --     2009
                                                                             10.00              7.01            --     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares               $ 7.58            $ 8.65            --     2009
                                                                             10.00              7.58            --     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service           $10.57            $11.27            --     2009
   Shares                                                                    10.00             10.57            --     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service         $ 7.46            $ 9.77            --     2009
   Shares                                                                    10.00              7.46            --     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                          $ 7.23            $10.34            --     2009
                                                                             10.00              7.23            --     2008
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                      $ 9.78            $12.06            --     2009
                                                                             11.87              9.78            --     2008
                                                                             10.97             11.87            --     2007
                                                                             10.00             10.97            --     2006
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.36            $11.98          --       2009
                                                                                   15.29              8.36          --       2008
                                                                                   11.40             15.29          --       2007
                                                                                   10.00             11.40          --       2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.28            $ 8.27          --       2009
                                                                                   10.76              6.28          --       2008
                                                                                   10.93             10.76          --       2007
                                                                                   10.00             10.93          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.37            $ 7.66          --       2009
   Class II                                                                         9.97              6.37          --       2008
                                                                                   10.00              9.97          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I          $ 5.90            $ 7.49          --       2009
                                                                                    9.48              5.90          --       2008
                                                                                   10.00              9.48          --       2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.33            $10.01          --       2009
                                                                                   11.86              7.33          --       2008
                                                                                   10.88             11.86          --       2007
                                                                                   10.00             10.88          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.98            $ 9.91          --       2009
                                                                                   12.18              7.98          --       2008
                                                                                   11.28             12.18          --       2007
                                                                                   10.00             11.28          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.57            $ 9.90          --       2009
                                                                                   11.24              8.57          --       2008
                                                                                   11.02             11.24          --       2007
                                                                                   10.00             11.02          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.43            $12.29          --       2009
                                                                                   15.44              9.43          --       2008
                                                                                   12.34             15.44          --       2007
                                                                                   10.00             12.34          --       2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.24            $ 7.45          --       2009
                                                                                   11.28              6.24          --       2008
                                                                                   11.10             11.28          --       2007
                                                                                   10.00             11.10          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.49            $ 9.19          --       2009
                                                                                   12.17              6.49          --       2008
                                                                                   10.89             12.17          --       2007
                                                                                   10.00             10.89          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 7.04            $ 9.62          --       2009
                                                                                   12.02              7.04          --       2008
                                                                                   11.54             12.02          --       2007
                                                                                   10.00             11.54          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.94            $ 8.72          --       2009
                                                                                   11.53              6.94          --       2008
                                                                                   11.28             11.53          --       2007
                                                                                   10.00             11.28          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 6.47            $ 8.69          --       2009
                                                                                   10.63              6.47          --       2008
                                                                                   10.99             10.63          --       2007
                                                                                   10.00             10.99          --       2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.34            $ 6.94          --       2009
                                                                              10.72              5.34          --       2008
                                                                              10.30             10.72          --       2007
                                                                              10.00             10.30          --       2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.27            $11.04          --       2009
                                                                              11.23              9.27          --       2008
                                                                              10.57             11.23          --       2007
                                                                              10.00             10.57          --       2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.17            $11.24          --       2009
                                                                              10.88              8.17          --       2008
                                                                              10.71             10.88          --       2007
                                                                              10.00             10.71          --       2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.15            $12.34          --       2009
                                                                              11.42             13.15          --       2008
                                                                              10.60             11.42          --       2007
                                                                              10.00             10.60          --       2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.55            $11.73          --       2009
                                                                              10.79             10.55          --       2008
                                                                              10.24             10.79          --       2007
                                                                              10.00             10.24          --       2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.41            $12.77          --       2009
                                                                              11.09             11.41          --       2008
                                                                              10.40             11.09          --       2007
                                                                              10.00             10.40          --       2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 7.29            $11.26          --       2009
                                                                              12.25              7.29          --       2008
                                                                              11.34             12.25          --       2007
                                                                              10.00             11.34          --       2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.33            $10.26          --       2009
                                                                              11.96              7.33          --       2008
                                                                              10.92             11.96          --       2007
                                                                              10.00             10.92          --       2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 7.46            $12.92          --       2009
                                                                              16.24              7.46          --       2008
                                                                              11.20             16.24          --       2007
                                                                              10.00             11.20          --       2006
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.38            $ 8.88          --       2009
                                                                               9.73              7.38          --       2008
                                                                              10.00              9.73          --       2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $ 6.07            $ 9.87          --       2009
                                                                              12.15              6.07          --       2008
                                                                              10.62             12.15          --       2007
                                                                              10.00             10.62          --       2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.77            $ 8.53          --       2009
                                                                              10.74              6.77          --       2008
                                                                              11.21             10.74          --       2007
                                                                              10.00             11.21          --       2006
----------------------------------------------------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 1.90%



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.30            $ 7.68            --     2009
                                                                           11.23              5.30            --     2008
                                                                           11.29             11.23            --     2007
                                                                           10.00             11.29            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.68            $ 7.93            --     2009
                                                                           11.84              6.68            --     2008
                                                                           10.78             11.84            --     2007
                                                                           10.00             10.78            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 8.17            $10.29            --     2009
                                                                           11.93              8.17            --     2008
                                                                           11.25             11.93            --     2007
                                                                           10.00             11.25            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 8.02            $10.62         5,940     2009
                                                                           13.75              8.02         7,432     2008
                                                                           12.25             13.75        13,144     2007
                                                                           10.00             12.25            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.97            $ 8.51        21,377     2009
                                                                           10.18              6.97        22,268     2008
                                                                           10.00             10.18        23,129     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.92            $10.39            --     2009
                                                                           13.43              6.92            --     2008
                                                                           11.42             13.43            --     2007
                                                                           10.00             11.42            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.94            $ 8.19            --     2009
                                                                           11.93              6.94            --     2008
                                                                           11.60             11.93            --     2007
                                                                           10.00             11.60            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.83            $ 7.69        10,876     2009
                                                                           12.73              5.83        13,557     2008
                                                                           12.29             12.73        32,964     2007
                                                                           10.00             12.29            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.12            $ 9.58            --     2009
                                                                           12.07              7.12            --     2008
                                                                           10.83             12.07            --     2007
                                                                           10.00             10.83            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 6.47            $ 8.97            --     2009
                                                                           12.13              6.47            --     2008
                                                                           10.88             12.13            --     2007
                                                                           10.00             10.88            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.55            $11.41        14,625     2009
                                                                           10.93             10.55        14,591     2008
                                                                           10.17             10.93            --     2007
                                                                           10.00             10.17            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 7.20            $ 9.25            --     2009
                                                                           11.64              7.20            --     2008
                                                                           11.69             11.64            --     2007
                                                                           10.00             11.69            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.01            $11.88        55,935     2009
                                                                                 12.71             10.01        47,305     2008
                                                                                 11.10             12.71        46,837     2007
                                                                                 10.00             11.10            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                             $ 6.66            $ 8.27            --     2009
                                                                                 11.49              6.66            --     2008
                                                                                 10.84             11.49            --     2007
                                                                                 10.00             10.84            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.18            $ 7.76            --     2009
                                                                                 10.54              6.18            --     2008
                                                                                 10.87             10.54            --     2007
                                                                                 10.00             10.87            --     2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.42            $ 9.22            --     2009
                                                                                 12.49              7.42            --     2008
                                                                                 10.84             12.49            --     2007
                                                                                 10.00             10.84            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 7.09            $ 9.60         4,330     2009
   Class B                                                                       14.04              7.09         5,633     2008
                                                                                 11.96             14.04        12,866     2007
                                                                                 10.00             11.96            --     2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                               $ 7.29            $10.31         4,115     2009
                                                                                 10.19              7.29         5,196     2008
                                                                                 10.22             10.19        11,996     2007
                                                                                 10.00             10.22            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.19            $11.03            --     2009
                                                                                 11.17             10.19            --     2008
                                                                                 10.73             11.17            --     2007
                                                                                 10.00             10.73            --     2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 8.50            $11.98            --     2009
                                                                                 11.94              8.50            --     2008
                                                                                 10.90             11.94            --     2007
                                                                                 10.00             10.90            --     2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.85            $11.74            --     2009
                                                                                 10.82              7.85            --     2008
                                                                                 10.69             10.82            --     2007
                                                                                 10.00             10.69            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 7.64            $ 9.67         4,410     2009
                                                                                 13.40              7.64         5,213     2008
                                                                                 11.33             13.40            --     2007
                                                                                 10.00             11.33            --     2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.53            $10.21        19,454     2009
                                                                                 11.65              7.53        21,489     2008
                                                                                 10.92             11.65        21,019     2007
                                                                                 10.00             10.92            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 7.07            $ 9.40            --     2009
                                                                                 12.58              7.07            --     2008
                                                                                 10.93             12.58        12,089     2007
                                                                                 10.00             10.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.59            $ 8.78             --    2009
                                                                                   11.45              6.59             --    2008
                                                                                   10.94             11.45             --    2007
                                                                                   10.00             10.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.43            $ 8.20             --    2009
                                                                                   11.47              6.43             --    2008
                                                                                   11.54             11.47         10,487    2007
                                                                                   10.00             11.54             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.00            $ 8.72             --    2009
                                                                                   12.28              7.00             --    2008
                                                                                   11.19             12.28             --    2007
                                                                                   10.00             11.19             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.90            $ 8.66             --    2009
                                                                                   13.35              6.90             --    2008
                                                                                   10.74             13.35             --    2007
                                                                                   10.00             10.74             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.55            $10.82             --    2009
                                                                                   10.08              9.55             --    2008
                                                                                   10.00             10.08         12,153    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 7.30            $10.00             --    2009
                                                                                   12.32              7.30             --    2008
                                                                                   10.89             12.32          4,933    2007
                                                                                   10.00             10.89             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.60            $ 8.63             --    2009
                                                                                   11.72              5.60             --    2008
                                                                                   11.33             11.72             --    2007
                                                                                   10.00             11.33             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.87            $10.47        243,081    2009
                                                                                   11.40              7.87        254,474    2008
                                                                                   11.20             11.40        234,945    2007
                                                                                   10.00             11.20             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.23            $ 7.96         43,059    2009
                                                                                    9.90              6.23         57,304    2008
                                                                                   10.00              9.90         45,296    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.10            $ 8.78         12,038    2009
                                                                                   11.51              7.10         13,710    2008
                                                                                   11.34             11.51             --    2007
                                                                                   10.00             11.34             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.60            $ 8.49             --    2009
                                                                                   11.67              6.60             --    2008
                                                                                   11.62             11.67             --    2007
                                                                                   10.00             11.62             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.12            $ 9.99             --    2009
                                                                                   12.34              8.12             --    2008
                                                                                   11.43             12.34             --    2007
                                                                                   10.00             11.43             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.95            $10.53             --    2009
                                                                                   10.69              9.95             --    2008
                                                                                   10.39             10.69             --    2007
                                                                                   10.00             10.39             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                     $ 7.26            $10.07             --    2009
                                                                             11.90              7.26             --    2008
                                                                             10.78             11.90          5,088    2007
                                                                             10.00             10.78             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                         $10.49            $10.31             --    2009
                                                                             10.45             10.49             --    2008
                                                                             10.16             10.45             --    2007
                                                                             10.00             10.16             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                              $ 7.05            $ 9.59             --    2009
                                                                             11.34              7.05             --    2008
                                                                             10.98             11.34             --    2007
                                                                             10.00             10.98             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                             $ 6.40            $ 8.53          2,521    2009
                                                                             10.21              6.40          3,236    2008
                                                                             12.22             10.21             --    2007
                                                                             10.00             12.22             --    2006
---------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                     $ 7.16            $ 8.87             --    2009
                                                                             11.66              7.16             --    2008
                                                                             11.31             11.66          7,748    2007
                                                                             10.00             11.31             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                   $ 6.86            $ 8.80             --    2009
                                                                             11.20              6.86             --    2008
                                                                             11.15             11.20             --    2007
                                                                             10.00             11.15             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                       $ 8.48            $10.03        252,332    2009
                                                                             12.24              8.48        255,914    2008
                                                                             11.19             12.24        229,344    2007
                                                                             10.00             11.19             --    2006
---------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                        $ 7.51            $ 9.70             --    2009
                                                                             11.97              7.51             --    2008
                                                                             11.30             11.97             --    2007
                                                                             10.00             11.30             --    2006
---------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                            $ 6.42            $ 9.47             --    2009
                                                                             10.00              6.42             --    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                    $ 6.57            $ 8.51          5,019    2009
                                                                             10.00              6.57          6,049    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                          $ 7.01            $ 8.99             --    2009
                                                                             10.00              7.01             --    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares               $ 7.58            $ 8.64         12,183    2009
                                                                             10.00              7.58         12,839    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service           $10.57            $11.26          9,228    2009
   Shares                                                                    10.00             10.57          9,183    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service         $ 7.46            $ 9.76         13,249    2009
   Shares                                                                    10.00              7.46         16,041    2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                          $ 7.23            $10.33         16,331    2009
                                                                             10.00              7.23         21,664    2008
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                      $ 9.77            $12.04         72,917    2009
                                                                             11.87              9.77         74,196    2008
                                                                             10.97             11.87         81,110    2007
                                                                             10.00             10.97             --    2006
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.35            $11.96        10,659     2009
                                                                                   15.28              8.35        14,124     2008
                                                                                   11.40             15.28        10,053     2007
                                                                                   10.00             11.40            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.27            $ 8.25            --     2009
                                                                                   10.76              6.27            --     2008
                                                                                   10.93             10.76            --     2007
                                                                                   10.00             10.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I          $ 5.89            $ 7.48            --     2009
                                                                                    9.47              5.89            --     2008
                                                                                   10.00              9.47            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.33            $10.00            --     2009
                                                                                   11.85              7.33            --     2008
                                                                                   10.88             11.85            --     2007
                                                                                   10.00             10.88            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.97            $ 9.89            --     2009
                                                                                   12.17              7.97            --     2008
                                                                                   11.27             12.17            --     2007
                                                                                   10.00             11.27            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.56            $ 9.89         2,152     2009
                                                                                   11.23              8.56         2,019     2008
                                                                                   11.02             11.23         2,164     2007
                                                                                   10.00             11.02            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.41            $12.27            --     2009
                                                                                   15.43              9.41            --     2008
                                                                                   12.33             15.43            --     2007
                                                                                   10.00             12.33            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.23            $ 7.43            --     2009
                                                                                   11.27              6.23            --     2008
                                                                                   11.10             11.27            --     2007
                                                                                   10.00             11.10            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.48            $ 9.17            --     2009
                                                                                   12.16              6.48            --     2008
                                                                                   10.89             12.16            --     2007
                                                                                   10.00             10.89            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 7.03            $ 9.61         6,551     2009
                                                                                   12.01              7.03         8,509     2008
                                                                                   11.54             12.01            --     2007
                                                                                   10.00             11.54            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.94            $ 8.71        16,875     2009
                                                                                   11.52              6.94        19,990     2008
                                                                                   11.28             11.52            --     2007
                                                                                   10.00             11.28            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 6.46            $ 8.67         2,471     2009
                                                                                   10.62              6.46         3,145     2008
                                                                                   10.98             10.62         8,495     2007
                                                                                   10.00             10.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.34            $ 6.92            --     2009
                                                                              10.71              5.34            --     2008
                                                                              10.30             10.71            --     2007
                                                                              10.00             10.30            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.25            $11.02            --     2009
                                                                              11.22              9.25            --     2008
                                                                              10.57             11.22            --     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.16            $11.22         3,784     2009
                                                                              10.87              8.16         5,005     2008
                                                                              10.71             10.87            --     2007
                                                                              10.00             10.71            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.13            $12.32         3,323     2009
                                                                              11.41             13.13         2,984     2008
                                                                              10.60             11.41        10,797     2007
                                                                              10.00             10.60            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.53            $11.71        28,590     2009
                                                                              10.78             10.53        29,529     2008
                                                                              10.24             10.78        68,213     2007
                                                                              10.00             10.24            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.40            $12.75         8,177     2009
                                                                              11.08             11.40         8,532     2008
                                                                              10.39             11.08        11,086     2007
                                                                              10.00             10.39            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 7.28            $11.24            --     2009
                                                                              12.24              7.28            --     2008
                                                                              11.33             12.24         9,792     2007
                                                                              10.00             11.33            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.32            $10.24            --     2009
                                                                              11.95              7.32            --     2008
                                                                              10.92             11.95            --     2007
                                                                              10.00             10.92            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 7.45            $12.89         1,668     2009
                                                                              16.22              7.45         2,806     2008
                                                                              11.20             16.22         1,941     2007
                                                                              10.00             11.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.38            $ 8.87           217     2009
                                                                               9.73              7.38           230     2008
                                                                              10.00              9.73            --     2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.76            $ 8.51            --     2009
                                                                              10.73              6.76            --     2008
                                                                              11.20             10.73        13,810     2007
                                                                              10.00             11.20            --     2006
----------------------------------------------------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 2.00%


                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.28            $ 7.65            --     2009
                                                                           11.21              5.28            --     2008
                                                                           11.29             11.21            --     2007
                                                                           10.00             11.29            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.66            $ 7.91            --     2009
                                                                           11.82              6.66            --     2008
                                                                           10.77             11.82            --     2007
                                                                           10.00             10.77            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 8.15            $10.25            --     2009
                                                                           11.91              8.15            --     2008
                                                                           11.24             11.91            --     2007
                                                                           10.00             11.24            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 8.00            $10.58         1,382     2009
                                                                           13.73              8.00         1,883     2008
                                                                           12.24             13.73         2,971     2007
                                                                           10.00             12.24           502     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.96            $ 8.49            --     2009
                                                                           10.17              6.96            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.90            $10.36            --     2009
                                                                           13.41              6.90            --     2008
                                                                           11.41             13.41            --     2007
                                                                           10.00             11.41            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.92            $ 8.16            --     2009
                                                                           11.91              6.92            --     2008
                                                                           11.59             11.91            --     2007
                                                                           10.00             11.59            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.82            $ 7.66         2,543     2009
                                                                           12.71              5.82         4,277     2008
                                                                           12.28             12.71         7,478     2007
                                                                           10.00             12.28         1,161     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.11            $ 9.55            --     2009
                                                                           12.05              7.11            --     2008
                                                                           10.82             12.05            --     2007
                                                                           10.00             10.82            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 6.45            $ 8.94            --     2009
                                                                           12.11              6.45            --     2008
                                                                           10.87             12.11            --     2007
                                                                           10.00             10.87            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.52            $11.37         3,405     2009
                                                                           10.91             10.52         2,573     2008
                                                                           10.17             10.91            --     2007
                                                                           10.00             10.17            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 7.18            $ 9.21            --     2009
                                                                           11.62              7.18            --     2008
                                                                           11.68             11.62            --     2007
                                                                           10.00             11.68            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.99            $11.84         6,008     2009
                                                                                 12.69              9.99         5,715     2008
                                                                                 11.09             12.69         2,951     2007
                                                                                 10.00             11.09            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                             $ 6.64            $ 8.24            --     2009
                                                                                 11.47              6.64            --     2008
                                                                                 10.83             11.47            --     2007
                                                                                 10.00             10.83            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.16            $ 7.74            --     2009
                                                                                 10.52              6.16            --     2008
                                                                                 10.86             10.52            --     2007
                                                                                 10.00             10.86            --     2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.40            $ 9.18            --     2009
                                                                                 12.47              7.40            --     2008
                                                                                 10.83             12.47            --     2007
                                                                                 10.00             10.83            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 7.08            $ 9.57         1,014     2009
   Class B                                                                       14.02              7.08         1,758     2008
                                                                                 11.95             14.02         2,982     2007
                                                                                 10.00             11.95           604     2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                               $ 7.27            $10.28           950     2009
                                                                                 10.18              7.27           929     2008
                                                                                 10.22             10.18         2,242     2007
                                                                                 10.00             10.22            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.16            $10.99            --     2009
                                                                                 11.16             10.16            --     2008
                                                                                 10.72             11.16            --     2007
                                                                                 10.00             10.72            --     2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 8.48            $11.94            --     2009
                                                                                 11.92              8.48            --     2008
                                                                                 10.89             11.92            --     2007
                                                                                 10.00             10.89            --     2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.83            $11.70            --     2009
                                                                                 10.81              7.83            --     2008
                                                                                 10.69             10.81            --     2007
                                                                                 10.00             10.69            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 7.62            $ 9.64         1,020     2009
                                                                                 13.38              7.62           935     2008
                                                                                 11.32             13.38            --     2007
                                                                                 10.00             11.32            --     2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.51            $10.18         3,858     2009
                                                                                 11.63              7.51         4,007     2008
                                                                                 10.92             11.63            --     2007
                                                                                 10.00             10.92            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 7.05            $ 9.36            --     2009
                                                                                 12.56              7.05           444     2008
                                                                                 10.93             12.56         2,609     2007
                                                                                 10.00             10.93           372     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                          NUMBER OF
                                                                        ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                       UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                          BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2            $ 6.57            $ 8.74            --     2009
                                                                            11.43              6.57            --     2008
                                                                            10.93             11.43            --     2007
                                                                            10.00             10.93            --     2006
--------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                           $ 6.42            $ 8.17            --     2009
                                                                            11.45              6.42            --     2008
                                                                            11.54             11.45         1,974     2007
                                                                            10.00             11.54            --     2006
--------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                         $ 6.98            $ 8.69            --     2009
                                                                            12.26              6.98            --     2008
                                                                            11.19             12.26            --     2007
                                                                            10.00             11.19            --     2006
--------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                  $ 6.88            $ 8.63            --     2009
                                                                            13.33              6.88            --     2008
                                                                            10.74             13.33            --     2007
                                                                            10.00             10.74            --     2006
--------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                   $ 9.53            $10.79            --     2009
                                                                            10.07              9.53            --     2008
                                                                            10.00             10.07         2,277     2007
--------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                 $ 7.28            $ 9.97            --     2009
                                                                            12.30              7.28            --     2008
                                                                            10.88             12.30           928     2007
                                                                            10.00             10.88            --     2006
--------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                        $ 5.58            $ 8.60            --     2009
                                                                            11.70              5.58            --     2008
                                                                            11.32             11.70            --     2007
                                                                            10.00             11.32            --     2006
--------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                        $ 7.85            $10.43        11,254     2009
                                                                            11.38              7.85        11,997     2008
                                                                            11.20             11.38            --     2007
                                                                            10.00             11.20            --     2006
--------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2         $ 6.22            $ 7.94         4,021     2009
   Shares                                                                    9.90              6.22         4,231     2008
                                                                            10.00              9.90        24,129     2007
--------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                          $ 7.08            $ 8.75         2,782     2009
                                                                            11.49              7.08         2,880     2008
                                                                            11.33             11.49           377     2007
                                                                            10.00             11.33           358     2006
--------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                       $ 6.58            $ 8.46            --     2009
                                                                            11.65              6.58            --     2008
                                                                            11.62             11.65            --     2007
                                                                            10.00             11.62            --     2006
--------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                 $ 8.10            $ 9.95            --     2009
                                                                            12.32              8.10            --     2008
                                                                            11.42             12.32            --     2007
                                                                            10.00             11.42            --     2006
--------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                            $ 9.92            $10.49            --     2009
                                                                            10.67              9.92           757     2008
                                                                            10.39             10.67         1,032     2007
                                                                            10.00             10.39           971     2006
--------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                     $ 7.24            $10.04            --     2009
                                                                             11.88              7.24            --     2008
                                                                             10.77             11.88           955     2007
                                                                             10.00             10.77            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                         $10.46            $10.28            --     2009
                                                                             10.44             10.46           143     2008
                                                                             10.15             10.44           209     2007
                                                                             10.00             10.15           199     2006
---------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                              $ 7.03            $ 9.56            --     2009
                                                                             11.32              7.03            --     2008
                                                                             10.97             11.32            --     2007
                                                                             10.00             10.97            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                             $ 6.39            $ 8.50           578     2009
                                                                             10.19              6.39           600     2008
                                                                             12.22             10.19            --     2007
                                                                             10.00             12.22            --     2006
---------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                     $ 7.14            $ 8.84            --     2009
                                                                             11.64              7.14            --     2008
                                                                             11.30             11.64         1,456     2007
                                                                             10.00             11.30            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                   $ 6.84            $ 8.77            --     2009
                                                                             11.18              6.84            --     2008
                                                                             11.15             11.18            --     2007
                                                                             10.00             11.15            --     2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                       $ 8.46            $10.00         9,393     2009
                                                                             12.22              8.46         8,691     2008
                                                                             11.18             12.22         9,298     2007
                                                                             10.00             11.18            --     2006
---------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                        $ 7.49            $ 9.66            --     2009
                                                                             11.95              7.49            --     2008
                                                                             11.29             11.95            --     2007
                                                                             10.00             11.29            --     2006
---------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                            $ 6.42            $ 9.46            --     2009
                                                                             10.00              6.42            --     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                    $ 6.56            $ 8.50         1,148     2009
                                                                             10.00              6.56         1,088     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                          $ 7.01            $ 8.98            --     2009
                                                                             10.00              7.01            --     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares               $ 7.58            $ 8.63         2,808     2009
                                                                             10.00              7.58         2,311     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service           $10.57            $11.24         2,140     2009
   Shares                                                                    10.00             10.57         1,617     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service         $ 7.45            $ 9.75         3,028     2009
   Shares                                                                    10.00              7.45         2,829     2008
---------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                          $ 7.23            $10.32         3,762     2009
                                                                             10.00              7.23         3,867     2008
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                      $ 9.75            $11.99            --     2009
                                                                             11.85              9.75            --     2008
                                                                             10.96             11.85            --     2007
                                                                             10.00             10.96            --     2006
---------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          $ 8.33            $11.91         2,465     2009
                                                                              15.26              8.33         2,984     2008
                                                                              11.39             15.26         2,233     2007
                                                                              10.00             11.39           445     2006
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio --             $ 6.25            $ 8.22            --     2009
   Class II                                                                   10.74              6.25            --     2008
                                                                              10.92             10.74            --     2007
                                                                              10.00             10.92            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --         $ 6.35            $ 7.63            --     2009
   Class II                                                                    9.96              6.35            --     2008
                                                                              10.00              9.96            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental Value Portfolio --             $ 5.88            $ 7.46            --     2009
   Class I                                                                     9.47              5.88            --     2008
                                                                              10.00              9.47            --     2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               $ 7.31            $ 9.96            --     2009
                                                                              11.83              7.31            --     2008
                                                                              10.88             11.83            --     2007
                                                                              10.00             10.88            --     2006
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $ 7.95            $ 9.86            --     2009
                                                                              12.15              7.95            --     2008
                                                                              11.27             12.15            --     2007
                                                                              10.00             11.27            --     2006
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $ 8.54            $ 9.85            --     2009
                                                                              11.22              8.54            --     2008
                                                                              11.01             11.22            --     2007
                                                                              10.00             11.01            --     2006
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $ 9.39            $12.23            --     2009
                                                                              15.41              9.39            --     2008
                                                                              12.33             15.41            --     2007
                                                                              10.00             12.33            --     2006
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $ 6.22            $ 7.41            --     2009
                                                                              11.25              6.22            --     2008
                                                                              11.09             11.25            --     2007
                                                                              10.00             11.09            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 6.47            $ 9.14            --     2009
                                                                              12.15              6.47            --     2008
                                                                              10.89             12.15            --     2007
                                                                              10.00             10.89            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 7.01            $ 9.57         1,520     2009
                                                                              11.99              7.01         1,506     2008
                                                                              11.53             11.99            --     2007
                                                                              10.00             11.53            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 6.92            $ 8.68         3,904     2009
                                                                              11.50              6.92         4,602     2008
                                                                              11.27             11.50           837     2007
                                                                              10.00             11.27           809     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 6.44            $ 8.64           568     2009
                                                                              10.61              6.44           568     2008
                                                                              10.98             10.61         1,591     2007
                                                                              10.00             10.98            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.32            $ 6.90            --     2009
                                                                              10.69              5.32            --     2008
                                                                              10.29             10.69            --     2007
                                                                              10.00             10.29            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.23            $10.98            --     2009
                                                                              11.20              9.23            --     2008
                                                                              10.56             11.20            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.14            $11.18           873     2009
                                                                              10.85              8.14         1,262     2008
                                                                              10.70             10.85           405     2007
                                                                              10.00             10.70           378     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.10            $12.27           780     2009
                                                                              11.40             13.10           750     2008
                                                                              10.60             11.40         2,427     2007
                                                                              10.00             10.60           378     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.51            $11.67         6,632     2009
                                                                              10.76             10.51         5,209     2008
                                                                              10.23             10.76        12,767     2007
                                                                              10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.37            $12.70         1,899     2009
                                                                              11.07             11.37         2,831     2008
                                                                              10.39             11.07         4,074     2007
                                                                              10.00             10.39         1,938     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 7.26            $11.20            --     2009
                                                                              12.22              7.26           965     2008
                                                                              11.33             12.22         2,638     2007
                                                                              10.00             11.33           805     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.30            $10.20            --     2009
                                                                              11.93              7.30            --     2008
                                                                              10.91             11.93            --     2007
                                                                              10.00             10.91            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 7.43            $12.85           385     2009
                                                                              16.20              7.43           483     2008
                                                                              11.19             16.20           362     2007
                                                                              10.00             11.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.37            $ 8.84            --     2009
                                                                               9.72              7.37            --     2008
                                                                              10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $ 6.05            $ 9.82            --     2009
                                                                              12.13              6.05            --     2008
                                                                              10.61             12.13            --     2007
                                                                              10.00             10.61            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.74            $ 8.48            --     2009
                                                                              10.72              6.74           231     2008
                                                                              11.20             10.72         2,807     2007
                                                                              10.00             11.20           181     2006
----------------------------------------------------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 2.10%



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.27            $ 7.62            --     2009
                                                                           11.19              5.27            --     2008
                                                                           11.28             11.19            --     2007
                                                                           10.00             11.28            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.65            $ 7.88            --     2009
                                                                           11.80              6.65            --     2008
                                                                           10.77             11.80            --     2007
                                                                           10.00             10.77            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 8.13            $10.21            --     2009
                                                                           11.89              8.13            --     2008
                                                                           11.23             11.89            --     2007
                                                                           10.00             11.23            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 7.98            $10.54         1,124     2009
                                                                           13.71              7.98         1,185     2008
                                                                           12.24             13.71         2,021     2007
                                                                           10.00             12.24         1,693     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.95            $ 8.47            --     2009
                                                                           10.17              6.95            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.88            $10.32            --     2009
                                                                           13.38              6.88            --     2008
                                                                           11.40             13.38            --     2007
                                                                           10.00             11.40            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 6.90            $ 8.13            --     2009
                                                                           11.89              6.90            --     2008
                                                                           11.58             11.89            --     2007
                                                                           10.00             11.58            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.80            $ 7.63         2,057     2009
                                                                           12.69              5.80         2,163     2008
                                                                           12.28             12.69         5,066     2007
                                                                           10.00             12.28         3,940     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.09            $ 9.51            --     2009
                                                                           12.03              7.09            --     2008
                                                                           10.82             12.03            --     2007
                                                                           10.00             10.82            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 6.44            $ 8.90            --     2009
                                                                           12.09              6.44            --     2008
                                                                           10.87             12.09            --     2007
                                                                           10.00             10.87            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.50            $11.33         2,761     2009
                                                                           10.90             10.50         2,288     2008
                                                                           10.16             10.90            --     2007
                                                                           10.00             10.16            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 7.17            $ 9.18            --     2009
                                                                           11.60              7.17            --     2008
                                                                           11.67             11.60            --     2007
                                                                           10.00             11.67            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.96            $11.79        68,366     2009
                                                                                 12.67              9.96        68,779     2008
                                                                                 11.08             12.67        65,590     2007
                                                                                 10.00             11.08        49,225     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                             $ 6.63            $ 8.22            --     2009
                                                                                 11.45              6.63            --     2008
                                                                                 10.83             11.45            --     2007
                                                                                 10.00             10.83            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.15            $ 7.71            --     2009
                                                                                 10.50              6.15            --     2008
                                                                                 10.86             10.50            --     2007
                                                                                 10.00             10.86            --     2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.38            $ 9.15            --     2009
                                                                                 12.45              7.38            --     2008
                                                                                 10.83             12.45            --     2007
                                                                                 10.00             10.83            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 7.06            $ 9.53           821     2009
   Class B                                                                       14.00              7.06           901     2008
                                                                                 11.95             14.00         1,978     2007
                                                                                 10.00             11.95         2,047     2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.25            $10.24           776     2009
                                                                                 10.16              7.25           813     2008
                                                                                 10.21             10.16         1,835     2007
                                                                                 10.00             10.21            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.13            $10.95            --     2009
                                                                                 11.14             10.13            --     2008
                                                                                 10.72             11.14            --     2007
                                                                                 10.00             10.72            --     2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 8.46            $11.89            --     2009
                                                                                 11.91              8.46            --     2008
                                                                                 10.88             11.91            --     2007
                                                                                 10.00             10.88            --     2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.81            $11.65            --     2009
                                                                                 10.79              7.81            --     2008
                                                                                 10.68             10.79            --     2007
                                                                                 10.00             10.68            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 7.60            $ 9.60           832     2009
                                                                                 13.36              7.60           844     2008
                                                                                 11.32             13.36            --     2007
                                                                                 10.00             11.32            --     2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 7.49            $10.14        15,013     2009
                                                                                 11.61              7.49        15,737     2008
                                                                                 10.91             11.61        15,163     2007
                                                                                 10.00             10.91         5,949     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 7.04            $ 9.33            --     2009
                                                                                 12.54              7.04            --     2008
                                                                                 10.92             12.54         1,867     2007
                                                                                 10.00             10.92         1,226     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.55            $ 8.71            --     2009
                                                                                   11.41              6.55            --     2008
                                                                                   10.92             11.41            --     2007
                                                                                   10.00             10.92            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.40            $ 8.14            --     2009
                                                                                   11.43              6.40            --     2008
                                                                                   11.53             11.43         1,623     2007
                                                                                   10.00             11.53            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.96            $ 8.66            --     2009
                                                                                   12.24              6.96            --     2008
                                                                                   11.18             12.24            --     2007
                                                                                   10.00             11.18            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.86            $ 8.60            --     2009
                                                                                   13.31              6.86            --     2008
                                                                                   10.73             13.31            --     2007
                                                                                   10.00             10.73            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.52            $10.76            --     2009
                                                                                   10.07              9.52            --     2008
                                                                                   10.00             10.07         1,849     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 7.26            $ 9.93            --     2009
                                                                                   12.28              7.26            --     2008
                                                                                   10.87             12.28           762     2007
                                                                                   10.00             10.87            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.57            $ 8.57            --     2009
                                                                                   11.68              5.57            --     2008
                                                                                   11.32             11.68            --     2007
                                                                                   10.00             11.32            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.83            $10.39        81,911     2009
                                                                                   11.37              7.83        87,864     2008
                                                                                   11.19             11.37        71,383     2007
                                                                                   10.00             11.19        47,159     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.21            $ 7.92            --     2009
                                                                                    9.90              6.21            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.07            $ 8.72         2,274     2009
                                                                                   11.48              7.07         2,181     2008
                                                                                   11.33             11.48            --     2007
                                                                                   10.00             11.33         1,208     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.57            $ 8.43            --     2009
                                                                                   11.63              6.57            --     2008
                                                                                   11.61             11.63            --     2007
                                                                                   10.00             11.61            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.08            $ 9.92            --     2009
                                                                                   12.30              8.08            --     2008
                                                                                   11.42             12.30            --     2007
                                                                                   10.00             11.42            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.90            $10.45            --     2009
                                                                                   10.65              9.90            --     2008
                                                                                   10.38             10.65            --     2007
                                                                                   10.00             10.38         3,228     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 7.22            $10.00             --    2009
                                                                       11.87              7.22             --    2008
                                                                       10.77             11.87            788    2007
                                                                       10.00             10.77             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.43            $10.24            794    2009
                                                                       10.42             10.43            796    2008
                                                                       10.15             10.42             --    2007
                                                                       10.00             10.15            665    2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 7.01            $ 9.52             --    2009
                                                                       11.30              7.01             --    2008
                                                                       10.96             11.30             --    2007
                                                                       10.00             10.96             --    2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 6.37            $ 8.47            473    2009
                                                                       10.17              6.37            560    2008
                                                                       12.21             10.17             --    2007
                                                                       10.00             12.21             --    2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 7.12            $ 8.81             --    2009
                                                                       11.62              7.12             --    2008
                                                                       11.30             11.62          1,199    2007
                                                                       10.00             11.30             --    2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.82            $ 8.74             --    2009
                                                                       11.17              6.82             --    2008
                                                                       11.14             11.17             --    2007
                                                                       10.00             11.14             --    2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 8.44            $ 9.96        162,049    2009
                                                                       12.21              8.44        165,027    2008
                                                                       11.18             12.21        160,998    2007
                                                                       10.00             11.18         64,323    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 7.47            $ 9.63             --    2009
                                                                       11.94              7.47             --    2008
                                                                       11.29             11.94             --    2007
                                                                       10.00             11.29             --    2006
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.45             --    2009
                                                                       10.00              6.42             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.49            942    2009
                                                                       10.00              6.56            968    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.01            $ 8.97             --    2009
                                                                       10.00              7.01             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.62          2,290    2009
                                                                       10.00              7.58          2,055    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.23          1,735    2009
   Service Shares                                                      10.00             10.56          1,438    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.74          2,486    2009
   Service Shares                                                      10.00              7.45          2,557    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.31          3,070    2009
                                                                       10.00              7.22          3,450    2008
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $ 9.72            $11.95          2,205    2009
                                                                       11.83              9.72          2,392    2008
                                                                       10.96             11.83          2,890    2007
                                                                       10.00             10.96             --    2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.30            $11.87         2,014     2009
                                                                                   15.23              8.30         2,272     2008
                                                                                   11.39             15.23         1,562     2007
                                                                                   10.00             11.39         1,459     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.24            $ 8.19            --     2009
                                                                                   10.72              6.24            --     2008
                                                                                   10.91             10.72            --     2007
                                                                                   10.00             10.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.34            $ 7.61            --     2009
   Class II                                                                         9.96              6.34            --     2008
                                                                                   10.00              9.96            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I          $ 5.87            $ 7.44            --     2009
                                                                                    9.46              5.87            --     2008
                                                                                   10.00              9.46            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.29            $ 9.92            --     2009
                                                                                   11.81              7.29            --     2008
                                                                                   10.87             11.81            --     2007
                                                                                   10.00             10.87            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.93            $ 9.82            --     2009
                                                                                   12.13              7.93            --     2008
                                                                                   11.26             12.13            --     2007
                                                                                   10.00             11.26            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.52            $ 9.82         6,076     2009
                                                                                   11.20              8.52         5,911     2008
                                                                                   11.01             11.20         6,395     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 9.36            $12.18            --     2009
                                                                                   15.38              9.36            --     2008
                                                                                   12.32             15.38            --     2007
                                                                                   10.00             12.32            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.20            $ 7.38         3,567     2009
                                                                                   11.23              6.20         3,785     2008
                                                                                   11.09             11.23         3,044     2007
                                                                                   10.00             11.09            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 6.45            $ 9.10            --     2009
                                                                                   12.13              6.45            --     2008
                                                                                   10.88             12.13            --     2007
                                                                                   10.00             10.88            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.99            $ 9.54         1,239     2009
                                                                                   11.97              6.99         1,363     2008
                                                                                   11.53             11.97            --     2007
                                                                                   10.00             11.53            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.90            $ 8.65         3,189     2009
                                                                                   11.48              6.90         3,221     2008
                                                                                   11.26             11.48            --     2007
                                                                                   10.00             11.26         2,711     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 6.43            $ 8.61           466     2009
                                                                                   10.59              6.43           512     2008
                                                                                   10.97             10.59         1,317     2007
                                                                                   10.00             10.97            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.31            $ 6.87            --     2009
                                                                              10.68              5.31            --     2008
                                                                              10.29             10.68            --     2007
                                                                              10.00             10.29            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.21            $10.94            --     2009
                                                                              11.18              9.21            --     2008
                                                                              10.56             11.18            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.11            $11.14           713     2009
                                                                              10.84              8.11           787     2008
                                                                              10.70             10.84            --     2007
                                                                              10.00             10.70         1,265     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.07            $12.23           628     2009
                                                                              11.38             13.07           469     2008
                                                                              10.59             11.38         1,636     2007
                                                                              10.00             10.59         1,242     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.48            $11.62         5,399     2009
                                                                              10.75             10.48         4,641     2008
                                                                              10.23             10.75        10,427     2007
                                                                              10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.34            $12.66         1,545     2009
                                                                              11.05             11.34         1,340     2008
                                                                              10.38             11.05         1,690     2007
                                                                              10.00             10.38         6,430     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 7.24            $11.16            --     2009
                                                                              12.20              7.24            --     2008
                                                                              11.32             12.20         1,512     2007
                                                                              10.00             11.32         2,666     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.28            $10.17            --     2009
                                                                              11.91              7.28            --     2008
                                                                              10.91             11.91            --     2007
                                                                              10.00             10.91            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 7.41            $12.80           315     2009
                                                                              16.17              7.41           448     2008
                                                                              11.19             16.17           300     2007
                                                                              10.00             11.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.35            $ 8.82            --     2009
                                                                               9.71              7.35            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $ 6.03            $ 9.78            --     2009
                                                                              12.11              6.03            --     2008
                                                                              10.60             12.11            --     2007
                                                                              10.00             10.60            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.72            $ 8.45            --     2009
                                                                              10.70              6.72            --     2008
                                                                              11.19             10.70         2,126     2007
                                                                              10.00             11.19           612     2006
----------------------------------------------------------------------------------------------------------------------------

                WITH MORTALITY AND EXPENSE RISK CHARGE OF 2.20%


                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.47            $ 6.46            --     2009
                                                                            9.50              4.47            --     2008
                                                                           10.00              9.50            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.84            $ 6.92            --     2009
                                                                           10.39              5.84            --     2008
                                                                           10.00             10.39            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 6.78            $ 8.51            --     2009
                                                                            9.92              6.78            --     2008
                                                                           10.00              9.92            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.03            $ 7.95         1,400     2009
                                                                           10.36              6.03         1,285     2008
                                                                           10.00             10.36         2,301     2007
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.94            $ 8.45            --     2009
                                                                           10.17              6.94            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.89            $ 8.82            --     2009
                                                                           11.47              5.89            --     2008
                                                                           10.00             11.47            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.74            $ 6.76            --     2009
                                                                            9.90              5.74            --     2008
                                                                           10.00              9.90            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.50            $ 5.91         2,514     2009
                                                                            9.85              4.50         2,307     2008
                                                                           10.00              9.85         5,657     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.35            $ 8.52            --     2009
                                                                           10.80              6.35            --     2008
                                                                           10.00             10.80            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.60            $ 7.74            --     2009
                                                                           10.53              5.60            --     2008
                                                                           10.00             10.53            --     2007
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.15            $10.94         2,701     2009
                                                                           10.55             10.15         1,991     2008
                                                                           10.00             10.55            --     2007
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 5.83            $ 7.46            --     2009
                                                                            9.44              5.83            --     2008
                                                                           10.00              9.44            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $ 8.60            $10.17        25,547     2009
                                                                           10.95              8.60        26,170     2008
                                                                           10.00             10.95        27,489     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                       $ 5.79            $ 7.18            --     2009
                                                                           10.02              5.79            --     2008
                                                                           10.00             10.02            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 5.43            $ 6.80            --     2009
                                                                            9.28              5.43            --     2008
                                                                           10.00              9.28            --     2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.61            $ 8.18            --     2009
                                                                                 11.16              6.61            --     2008
                                                                                 10.00             11.16            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 5.70            $ 7.69           961     2009
   Class B                                                                       11.32              5.70           911     2008
                                                                                 10.00             11.32         2,107     2007
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                               $ 6.98            $ 9.85           756     2009
                                                                                  9.79              6.98           727     2008
                                                                                 10.00              9.79         1,618     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 8.76            $ 9.46            --     2009
                                                                                  9.64              8.76            --     2008
                                                                                 10.00              9.64            --     2007
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.25            $10.18            --     2009
                                                                                 10.21              7.25            --     2008
                                                                                 10.00             10.21            --     2007
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.06            $10.53            --     2009
                                                                                  9.77              7.06            --     2008
                                                                                 10.00              9.77            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.32            $ 7.98           933     2009
                                                                                 11.12              6.32           824     2008
                                                                                 10.00             11.12            --     2007
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.49            $ 8.77            --     2009
                                                                                 10.07              6.49            --     2008
                                                                                 10.00             10.07            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.16            $ 8.16            --     2009
                                                                                 10.99              6.16            --     2008
                                                                                 10.00             10.99         1,800     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $ 5.70            $ 7.58            --     2009
                                                                                  9.95              5.70            --     2008
                                                                                 10.00              9.95            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $ 5.26            $ 6.68            --     2009
                                                                                  9.40              5.26            --     2008
                                                                                 10.00              9.40         1,676     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $ 5.93            $ 7.36            --     2009
                                                                                 10.43              5.93            --     2008
                                                                                 10.00             10.43            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $ 6.08            $ 7.61            --     2009
                                                                                 11.80              6.08            --     2008
                                                                                 10.00             11.80            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $ 9.50            $10.73            --     2009
                                                                                 10.06              9.50            --     2008
                                                                                 10.00             10.06         1,580     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $ 6.24            $ 8.53            --     2009
                                                                                 10.57              6.24            --     2008
                                                                                 10.00             10.57           751     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                          NUMBER OF
                                                                        ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                       UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                          BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                        $ 4.40            $ 6.76            --     2009
                                                                             9.23              4.40            --     2008
                                                                            10.00              9.23            --     2007
--------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                        $ 6.64            $ 8.80        36,373     2009
                                                                             9.65              6.64        41,175     2008
                                                                            10.00              9.65        39,311     2007
--------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2         $ 6.20            $ 7.90        20,253     2009
   Shares                                                                    9.89              6.20        21,473     2008
                                                                            10.00              9.89        21,624     2007
--------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                          $ 5.90            $ 7.27         2,543     2009
                                                                             9.59              5.90         2,186     2008
                                                                            10.00              9.59            --     2007
--------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                       $ 5.42            $ 6.95            --     2009
                                                                             9.61              5.42            --     2008
                                                                            10.00              9.61            --     2007
--------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                 $ 6.71            $ 8.23            --     2009
                                                                            10.23              6.71            --     2008
                                                                            10.00             10.23            --     2007
--------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                            $ 9.39            $ 9.91            --     2009
                                                                            10.12              9.39            --     2008
                                                                            10.00             10.12            --     2007
--------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                    $ 6.22            $ 8.61            --     2009
                                                                            10.23              6.22            --     2008
                                                                            10.00             10.23           771     2007
--------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                        $10.17            $ 9.97            --     2009
                                                                            10.17             10.17            --     2008
                                                                            10.00             10.17            --     2007
--------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                             $ 6.18            $ 8.39            --     2009
                                                                             9.98              6.18            --     2008
                                                                            10.00              9.98            --     2007
--------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                            $ 5.09            $ 6.76           543     2009
                                                                             8.13              5.09           523     2008
                                                                            10.00              8.13            --     2007
--------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                    $ 6.02            $ 7.44            --     2009
                                                                             9.84              6.02            --     2008
                                                                            10.00              9.84         1,200     2007
--------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                  $ 5.78            $ 7.39            --     2009
                                                                             9.46              5.78            --     2008
                                                                            10.00              9.46            --     2007
--------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                      $ 7.22            $ 8.51        72,987     2009
                                                                            10.45              7.22        74,747     2008
                                                                            10.00             10.45        78,715     2007
--------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                       $ 6.33            $ 8.14            --     2009
                                                                            10.12              6.33            --     2008
                                                                            10.00             10.12            --     2007
--------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                           $ 6.42            $ 9.43            --     2009
                                                                            10.00              6.42            --     2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.56            $ 8.48           868     2009
                                                                                   10.00              6.56           797     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.00            $ 8.96            --     2009
                                                                                   10.00              7.00            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.58            $ 8.61         2,137     2009
                                                                                   10.00              7.58         1,711     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service                 $10.56            $11.21         1,644     2009
   Shares                                                                          10.00             10.56         1,207     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service               $ 7.45            $ 9.73         2,287     2009
   Shares                                                                          10.00              7.45         2,095     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.22            $10.29         2,866     2009
                                                                                   10.00              7.22         2,867     2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.48            $10.41        19,638     2009
                                                                                   10.33              8.48        21,366     2008
                                                                                   10.00             10.33        23,138     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 6.85            $ 9.79         2,280     2009
                                                                                   12.59              6.85         2,266     2008
                                                                                   10.00             12.59         1,579     2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.56            $ 7.30            --     2009
                                                                                    9.57              5.56            --     2008
                                                                                   10.00              9.57            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I          $ 5.90            $ 7.47            --     2009
                                                                                    9.51              5.90            --     2008
                                                                                   10.00              9.51            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.42            $ 8.74            --     2009
                                                                                   10.42              6.42            --     2008
                                                                                   10.00             10.42            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.70            $ 8.29            --     2009
                                                                                   10.26              6.70            --     2008
                                                                                   10.00             10.26            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.41            $ 8.53         6,930     2009
                                                                                    9.76              7.41         7,191     2008
                                                                                   10.00              9.76         6,687     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 6.67            $ 8.67            --     2009
                                                                                   10.97              6.67            --     2008
                                                                                   10.00             10.97            --     2007
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.36            $ 6.37            --     2009
                                                                                    9.72              5.36            --     2008
                                                                                   10.00              9.72            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.63            $ 7.94            --     2009
                                                                                   10.60              5.63            --     2008
                                                                                   10.00             10.60            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 5.75            $ 7.84         1,412     2009
                                                                                    9.86              5.75         1,357     2008
                                                                                   10.00              9.86            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 5.86            $ 7.34         3,510     2009
                                                                               9.76              5.86         3,118     2008
                                                                              10.00              9.76            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.47            $ 7.32           504     2009
                                                                               9.02              5.47           484     2008
                                                                              10.00              9.02         1,306     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 4.97            $ 6.43            --     2009
                                                                              10.01              4.97            --     2008
                                                                              10.00             10.01            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.46            $10.05            --     2009
                                                                              10.29              8.46            --     2008
                                                                              10.00             10.29            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.37            $10.11           736     2009
                                                                               9.86              7.37           712     2008
                                                                              10.00              9.86            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.17            $11.38           645     2009
                                                                              10.61             12.17           416     2008
                                                                              10.00             10.61         1,508     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.14            $11.24         5,265     2009
                                                                              10.41             10.14         4,034     2008
                                                                              10.00             10.41         9,150     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.80            $12.04         1,533     2009
                                                                              10.54             10.80         1,181     2008
                                                                              10.00             10.54         1,512     2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.08            $ 9.36            --     2009
                                                                              10.26              6.08            --     2008
                                                                              10.00             10.26         1,532     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.47            $ 9.03            --     2009
                                                                              10.60              6.47            --     2008
                                                                              10.00             10.60            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 5.92            $10.22           362     2009
                                                                              12.94              5.92           449     2008
                                                                              10.00             12.94           313     2007
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.34            $ 8.79            --     2009
                                                                               9.71              7.34            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 5.74            $ 7.20            --     2009
                                                                               9.14              5.74            --     2008
                                                                              10.00              9.14         2,138     2007
----------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

The Company................................................................ B-3

The Separate Account....................................................... B-3

Additional Information About the Guarantee Account......................... B-3

The Contracts.............................................................. B-4
   Transfer of Annuity Units............................................... B-4
   Net Investment Factor................................................... B-4

Termination of Participation Agreements.................................... B-4

Calculation of Performance Data............................................ B-5
   Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts....................................................... B-6
   Other Performance Data.................................................. B-7

Tax Matters................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company................. B-7
   IRS Required Distributions.............................................. B-7

General Provisions......................................................... B-8
   Using the Contracts as Collateral....................................... B-8
   The Beneficiary......................................................... B-8
   Non-Participating....................................................... B-8
   Misstatement of Age or Gender........................................... B-8
   Incontestability........................................................ B-8
   Statement of Values..................................................... B-8
   Trust as Owner or Beneficiary........................................... B-8
   Written Notice.......................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans.............. B-8

Regulation of Genworth Life and Annuity Insurance Company.................. B-9

Experts.................................................................... B-9

Financial Statements....................................................... B-9

 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1165 4/05 (Personal Income Design) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1165 4/05

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2010, for the flexible purchase payment variable deferred annuity contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 2. The terms used in the current prospectus for the flexible purchase payment variable deferred annuity contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is April 30, 2010.

TABLE OF CONTENTS

The Company.................................................................... B-3

The Separate Account........................................................... B-3

Additional Information About the Guarantee Account............................. B-3

The Contracts.................................................................. B-4
   Transfer of Annuity Units................................................... B-4
   Net Investment Factor....................................................... B-4

Termination of Participation Agreements........................................ B-4

Calculation of Performance Data................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-7

Tax Matters.................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company..................... B-7
   IRS Required Distributions.................................................. B-7

General Provisions............................................................. B-8
   Using the Contracts as Collateral........................................... B-8
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans.................. B-8

Regulation of Genworth Life and Annuity Insurance Company...................... B-9

Experts........................................................................ B-9

Financial Statements........................................................... B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.


Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income, formerly known as Retirement Income and Institutional.


  . PROTECTION. We offer customers term and universal life insurance, and Medicare supplement insurance.


  . RETIREMENT INCOME. We offer customers a variety of wealth accumulation and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We discontinued offering variable life on and after May 1, 2008.

We also have Corporate and Other activities, which include unallocated corporate income and expenses and the results of non-strategic products that are managed outside of our operating segments. Our non-strategic products include our institutional and corporate-owned life insurance products. Institutional products consist of funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

We do business in all states, except New York, the District of Columbia and Bermuda.


We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

If available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by
(c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is the daily factor for the Valuation Period representing the asset charge deducted from the Subaccount adjusted for the number of days in the Valuation Period.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon six months' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Genworth Variable Insurance Trust. This agreement may be terminated at the option of any party upon 90 days' advance written notice.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing In the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.00% of the hypothetical investment in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account), and the Joint Annuitant charge (deducted daily at an effective annual rate of 0.20% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. --Money Market Fund will be lower than the yield for GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. --Money Market Fund:


Current Yield: -1.46% as of December 31, 2009 Effective Yield: -1.45% as of December 31, 2009


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, the mortality and expense risk charge and the Joint Annuitant charge).

   (2) The annual contract charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.25% of Contract Value. This charge is waived if the Contract Value is $40,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for all available optional riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security for a loan. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity or tax consequences of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. It does not share in our profits or surplus. No dividends are payable.

Misstatement of Age or Gender

If any person's age or gender is misstated, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender. If any overpayments have been made, future payments will be adjusted. Any underpayments will be paid in full.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title

VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY


Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.


EXPERTS


The consolidated financial statements and financial statement schedules of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2009 and 2008, and for each of the years in the three-year period ended December 31, 2009, and the financial statements of the Separate Account as of December 31, 2009 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our reports on the consolidated financial statements and financial statement schedules of Genworth Life and Annuity Insurance Company and subsidiaries dated April 13, 2010 refer to a change in the method of accounting for other-than-temporary impairments in 2009.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.


FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2009

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               Table of Contents

                               December 31, 2008

                                                        PAGE
                                                        ----
Independent Registered Public Accounting Firm's Report.  F-1

Statements of Assets and Liabilities...................  F-3

Statements of Operations............................... F-11

Statements of Changes in Net Assets.................... F-19

Notes to Financial Statements.......................... F-34

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 2 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 2 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares, Genworth 60/40 Index Allocation Fund -- Service Shares, Genworth Calamos Growth Fund -- Service Shares, Genworth Columbia Mid Cap Value Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Growth Allocation Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth Moderate Allocation Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Janus Aspen Series -- Balanced Portfolio -- Service Shares, Forty Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares) as of December 31, 2009, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 2 as of December 31, 2009, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 6, 2010

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                     Statements of Assets and Liabilities

                               December 31, 2009

                                           AIM VARIABLE INSURANCE FUNDS
                                         -------------------------------- -----------------
                                         AIM V.I.  AIM V.I.   AIM V.I.
                                           BASIC     CORE   INTERNATIONAL ALLIANCEBERNSTEIN
                                           VALUE    EQUITY     GROWTH      BALANCED WEALTH
                                          FUND --  FUND --     FUND --        STRATEGY
                            CONSOLIDATED SERIES II SERIES I   SERIES II     PORTFOLIO --
                               TOTAL      SHARES    SHARES     SHARES          CLASS B
                            ------------ --------- -------- ------------- -----------------
ASSETS:
Investments at fair
 value (note 2)............ $336,290,575  18,325   120,250    3,952,584       2,049,569
Dividend receivable........      125,782      --        --           --              --
Receivable for units sold..    1,645,597      --        --        6,828              --
                            ------------  ------   -------    ---------       ---------
      Total assets.........  338,061,954  18,325   120,250    3,959,412       2,049,569
                            ------------  ------   -------    ---------       ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4).....       15,392       1         6          162              88
Payable for units
 withdrawn.................        5,795      --         1           --               1
                            ------------  ------   -------    ---------       ---------
      Total liabilities....       21,187       1         7          162              89
                            ------------  ------   -------    ---------       ---------
Net assets attributable
 to:
   Variable annuity
     contract owners in
     the accumulation
     period................  315,649,673  18,324   120,243    3,782,472       2,034,218
   Variable annuity
     contract owners in
     the annuitization
     period................   22,365,208      --        --      176,778          15,262
   Genworth Life and
     Annuity (note 4)......       25,886      --        --           --              --
                            ------------  ------   -------    ---------       ---------
      Net assets........... $338,040,767  18,324   120,243    3,959,250       2,049,480
                            ============  ======   =======    =========       =========
Investments in
 securities at cost........ $340,095,398  28,141   118,167    3,946,127       2,183,121
                            ============  ======   =======    =========       =========
Shares outstanding.........                3,080     4,825      154,217         193,721
                                          ======   =======    =========       =========

                                      ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                            ------------------------------------------------------------------------------------------

                            ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                             GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                                 GROWTH            INCOME             VALUE            GROWTH            GROWTH
                              PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                                 CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                            ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2)............      38,185            56,461           5,003,171          158,949           74,552
Dividend receivable........          --                --                  --               --               --
Receivable for units sold..          --                --              10,763               --               --
                                 ------            ------           ---------          -------           ------
      Total assets.........      38,185            56,461           5,013,934          158,949           74,552
                                 ------            ------           ---------          -------           ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4).....           2                 2                 211                5                3
Payable for units
 withdrawn.................           2                --                  --               --                1
                                 ------            ------           ---------          -------           ------
      Total liabilities....           4                 2                 211                5                4
                                 ------            ------           ---------          -------           ------
Net assets attributable
 to:
   Variable annuity
     contract owners in
     the accumulation
     period................      38,181            56,459           4,779,011          158,944           74,548
   Variable annuity
     contract owners in
     the annuitization
     period................          --                --             234,712               --               --
   Genworth Life and
     Annuity (note 4)......          --                --                  --               --               --
                                 ------            ------           ---------          -------           ------
      Net assets...........      38,181            56,459           5,013,723          158,944           74,548
                                 ======            ======           =========          =======           ======
Investments in
 securities at cost........      33,802            71,402           5,324,150          156,837           70,038
                                 ======            ======           =========          =======           ======
Shares outstanding.........       2,337             3,744             344,097            6,430            6,388
                                 ======            ======           =========          =======           ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                              AMERICAN CENTURY
                                  VARIABLE
                             PORTFOLIOS II, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                             ------------------- -----------------------------------------------------
                                                                  BLACKROCK
                                                                    GLOBAL    BLACKROCK    BLACKROCK
                                                    BLACKROCK     ALLOCATION  LARGE CAP      VALUE
                                VP INFLATION     BASIC VALUE V.I.    V.I.    GROWTH V.I. OPPORTUNITIES
                                 PROTECTION          FUND --       FUND --     FUND --   V.I. FUND --
                                   FUND --          CLASS III     CLASS III   CLASS III    CLASS III
                                  CLASS II            SHARES        SHARES     SHARES       SHARES
                             ------------------- ---------------- ---------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2).............     $9,598,916          300,389      62,383,278   20,594       134,715
Dividend receivable.........         22,045               --              --       --            --
Receivable for units sold...         17,020               --         156,176       --            --
                                 ----------          -------      ----------   ------       -------
      Total assets..........      9,637,981          300,389      62,539,454   20,594       134,715
                                 ----------          -------      ----------   ------       -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)......            403               12           3,140        1             5
Payable for units
 withdrawn..................             --              498              --       --             1
                                 ----------          -------      ----------   ------       -------
      Total liabilities.....            403              510           3,140        1             6
                                 ----------          -------      ----------   ------       -------
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period..................      9,171,165          299,879      53,470,675   20,593       134,709
   Variable annuity
    contract owners in
    the annuitization
    period..................        466,413               --       9,065,639       --            --
   Genworth Life and
    Annuity (note 4)........             --               --              --       --            --
                                 ----------          -------      ----------   ------       -------
      Net assets............     $9,637,578          299,879      62,536,314   20,593       134,709
                                 ==========          =======      ==========   ======       =======
Investments in
 securities at cost.........     $9,365,832          332,624      62,551,395   27,620       124,383
                                 ==========          =======      ==========   ======       =======
Shares outstanding..........        894,587           28,047       4,648,530    2,184        11,869
                                 ==========          =======      ==========   ======       =======

                               COLUMBIA FUNDS VARIABLE                                  EVERGREEN VARIABLE
                                  INSURANCE TRUST I        EATON VANCE VARIABLE TRUST     ANNUITY TRUST
                             --------------------------- ------------------------------ ------------------
                                             COLUMBIA
                               COLUMBIA      MARSICO
                               MARSICO    INTERNATIONAL
                             GROWTH FUND, OPPORTUNITIES
                               VARIABLE   FUND, VARIABLE                  VT WORLDWIDE      EVERGREEN
                              SERIES --     SERIES --    VT FLOATING-RATE    HEALTH          VA OMEGA
                               CLASS A       CLASS B       INCOME FUND    SCIENCES FUND  FUND -- CLASS 2
                             ------------ -------------- ---------------- ------------- ------------------
ASSETS:
Investments at fair
 value (note 2).............   523,692      2,898,633       3,267,662        64,989           8,960
Dividend receivable.........        --             --          11,910            --              --
Receivable for units sold...        --          6,895           3,137            --              --
                               -------      ---------       ---------        ------           -----
      Total assets..........   523,692      2,905,528       3,282,709        64,989           8,960
                               -------      ---------       ---------        ------           -----
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)......        21            119             136             2              --
Payable for units
 withdrawn..................       756             --              --            --               1
                               -------      ---------       ---------        ------           -----
      Total liabilities.....       777            119             136             2               1
                               -------      ---------       ---------        ------           -----
Net assets attributable
 to:
   Variable annuity
    contract owners in
    the accumulation
    period..................   522,915      2,788,589       3,164,005        64,987           8,959
   Variable annuity
    contract owners in
    the annuitization
    period..................        --        116,820         118,568            --              --
   Genworth Life and
    Annuity (note 4)........        --             --              --            --              --
                               -------      ---------       ---------        ------           -----
      Net assets............   522,915      2,905,409       3,282,573        64,987           8,959
                               =======      =========       =========        ======           =====
Investments in
 securities at cost.........   527,593      3,073,872       3,167,139        69,562           8,751
                               =======      =========       =========        ======           =====
Shares outstanding..........    30,969        204,850         361,068         6,328             444
                               =======      =========       =========        ======           =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                               FEDERATED INSURANCE SERIES
                              ----------------------------- ------------------------

                                                               VIP          VIP
                              FEDERATED HIGH   FEDERATED     BALANCED  CONTRAFUND(R)
                               INCOME BOND      KAUFMANN    PORTFOLIO  PORTFOLIO --
                                FUND II --     FUND II --   -- SERVICE    SERVICE
                              SERVICE SHARES SERVICE SHARES  CLASS 2      CLASS 2
                              -------------- -------------- ---------- -------------
ASSETS:
Investments at fair
  value (note 2).............    $78,260       2,220,032    2,463,082    1,589,129
Dividend receivable..........         --              --           --           --
Receivable for units sold....         --           4,254           --           --
                                 -------       ---------    ---------    ---------
       Total assets..........     78,260       2,224,286    2,463,082    1,589,129
                                 -------       ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          3              94          111           60
Payable for units
  withdrawn..................          1              --          898            1
                                 -------       ---------    ---------    ---------
       Total liabilities.....          4              94        1,009           61
                                 -------       ---------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     78,256       2,104,740    2,325,054    1,589,068
   Variable annuity
     contract owners in
     the annuitization
     period..................         --         119,452      137,019           --
   Genworth Life and
     Annuity (note 4)........         --              --           --           --
                                 -------       ---------    ---------    ---------
       Net assets............    $78,256       2,224,192    2,462,073    1,589,068
                                 =======       =========    =========    =========
Investments in
  securities at cost.........    $76,751       2,009,379    2,557,300    1,653,830
                                 =======       =========    =========    =========
Shares outstanding...........     11,768         177,461      186,033       78,321
                                 =======       =========    =========    =========

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              ------------------------------------------------------------------------------
                              VIP DYNAMIC      VIP          VIP                       VIP
                                CAPITAL      EQUITY-      GROWTH &       VIP       INVESTMENT      VIP
                              APPRECIATION    INCOME       INCOME       GROWTH     GRADE BOND    MID CAP
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                SERVICE      SERVICE      SERVICE      SERVICE      SERVICE      SERVICE
                                CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2).............   195,909      187,782       46,059       68,465      741,971      712,756
Dividend receivable..........        --           --           --           --           --           --
Receivable for units sold....        --           --           --           --          220           --
                                -------      -------       ------       ------      -------      -------
       Total assets..........   195,909      187,782       46,059       68,465      742,191      712,756
                                -------      -------       ------       ------      -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         9            7            1            2           28           29
Payable for units
  withdrawn..................        --            3            1            1           --          203
                                -------      -------       ------       ------      -------      -------
       Total liabilities.....         9           10            2            3           28          232
                                -------      -------       ------       ------      -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   195,900      187,772       46,057       68,462      742,163      712,524
   Variable annuity
     contract owners in
     the annuitization
     period..................        --           --           --           --           --           --
   Genworth Life and
     Annuity (note 4)........        --           --           --           --           --           --
                                -------      -------       ------       ------      -------      -------
       Net assets............   195,900      187,772       46,057       68,462      742,163      712,524
                                =======      =======       ======       ======      =======      =======
Investments in
  securities at cost.........   191,747      201,068       45,471       90,402      761,236      733,467
                                =======      =======       ======       ======      =======      =======
Shares outstanding...........    27,749       11,333        4,226        2,301       60,520       28,397
                                =======      =======       ======       ======      =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                              FIDELITY(R)
                                VARIABLE
                               INSURANCE
                                PRODUCTS
                                  FUND
                              (CONTINUED)         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              ------------ ------------------------------------------------------------------ ----------
                                  VIP
                                 VALUE                     FRANKLIN TEMPLETON                                 CORE VALUE
                               STRATEGIES  FRANKLIN INCOME    VIP FOUNDING    MUTUAL SHARES  TEMPLETON GROWTH   EQUITY
                              PORTFOLIO --   SECURITIES     FUNDS ALLOCATION    SECURITIES      SECURITIES     FUND --
                                SERVICE        FUND --          FUND --          FUND --         FUND --       CLASS 1
                                CLASS 2    CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES    SHARES
                              ------------ --------------- ------------------ -------------- ---------------- ----------
ASSETS:
Investments at fair
  value (note 2).............   $150,300     21,374,100        7,354,151        6,533,652        422,640        23,360
Dividend receivable..........         --             --               --               --             --            --
Receivable for units sold....         --             --               --           13,080             --            --
                                --------     ----------        ---------        ---------        -------        ------
       Total assets..........    150,300     21,374,100        7,354,151        6,546,732        422,640        23,360
                                --------     ----------        ---------        ---------        -------        ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          5          1,033              367              272             14             1
Payable for units
  withdrawn..................         --          2,124            1,021               --              1            --
                                --------     ----------        ---------        ---------        -------        ------
       Total liabilities.....          5          3,157            1,388              272             15             1
                                --------     ----------        ---------        ---------        -------        ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    150,295     19,682,105        6,898,886        6,250,549        422,625        23,359
   Variable annuity
     contract owners in
     the annuitization
     period..................         --      1,688,838          453,877          295,911             --            --
   Genworth Life and
     Annuity (note 4)........         --             --               --               --             --            --
                                --------     ----------        ---------        ---------        -------        ------
       Net assets............   $150,295     21,370,943        7,352,763        6,546,460        422,625        23,359
                                ========     ==========        =========        =========        =======        ======
Investments in
  securities at cost.........   $167,536     22,462,060        7,933,655        6,216,271        485,142        23,680
                                ========     ==========        =========        =========        =======        ======
Shares outstanding...........     19,344      1,513,746        1,029,993          448,124         40,638         2,905
                                ========     ==========        =========        =========        =======        ======





                                      GE INVESTMENTS FUNDS, INC.
                              -----------------------------------------------------

                                                                       REAL ESTATE
                                                MID-CAP                SECURITIES
                              INCOME FUND -- EQUITY FUND --   MONEY      FUND --
                                 CLASS 1        CLASS 1       MARKET     CLASS 1
                                  SHARES         SHARES        FUND      SHARES
                              -------------- -------------- ---------- -----------
ASSETS:
Investments at fair
  value (note 2).............    151,123         93,430     14,835,015  1,605,825
Dividend receivable..........         --             --             --         --
Receivable for units sold....         --             --             --      2,965
                                 -------         ------     ----------  ---------
       Total assets..........    151,123         93,430     14,835,015  1,608,790
                                 -------         ------     ----------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          6              4            586         67
Payable for units
  withdrawn..................          2              3            264         --
                                 -------         ------     ----------  ---------
       Total liabilities.....          8              7            850         67
                                 -------         ------     ----------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    151,115         93,423     14,453,967  1,548,771
   Variable annuity
     contract owners in
     the annuitization
     period..................         --             --        380,198     59,952
   Genworth Life and
     Annuity (note 4)........         --             --             --         --
                                 -------         ------     ----------  ---------
       Net assets............    151,115         93,423     14,834,165  1,608,723
                                 =======         ======     ==========  =========
Investments in
  securities at cost.........    164,558         94,100     14,835,015  1,554,062
                                 =======         ======     ==========  =========
Shares outstanding...........     14,230          6,304     14,835,015    190,942
                                 =======         ======     ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              -------------------------------------------------- ----------

                                                                                  GENWORTH
                                                                                   40/60
                                                                                   INDEX
                                           SMALL-CAP    TOTAL RETURN U.S. EQUITY ALLOCATION
                              S&P 500(R) EQUITY FUND --   FUND --      FUND --    FUND --
                                INDEX       CLASS 1       CLASS 3      CLASS 1    SERVICE
                                 FUND        SHARES        SHARES      SHARES      SHARES
                              ---------- -------------- ------------ ----------- ----------
ASSETS:
Investments at fair
  value (note 2)............. $1,013,992    145,370      73,217,525    77,676     127,000
Dividend receivable..........         --         --              --        --          --
Receivable for units sold....         --         --       1,244,140        --          --
                              ----------    -------      ----------    ------     -------
       Total assets..........  1,013,992    145,370      74,461,665    77,676     127,000
                              ----------    -------      ----------    ------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         41          5           3,651         2           5
Payable for units
  withdrawn..................          1          1              --         1          --
                              ----------    -------      ----------    ------     -------
       Total liabilities.....         42          6           3,651         3           5
                              ----------    -------      ----------    ------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,013,950    145,364      70,859,578    77,673     111,914
   Variable annuity
     contract owners in
     the annuitization
     period..................         --         --       3,598,436        --          --
   Genworth Life and
     Annuity (note 4)........         --         --              --        --      15,081
                              ----------    -------      ----------    ------     -------
       Net assets............ $1,013,950    145,364      74,458,014    77,673     126,995
                              ==========    =======      ==========    ======     =======
Investments in
  securities at cost......... $  944,890    193,124      77,256,775    77,579     127,338
                              ==========    =======      ==========    ======     =======
Shares outstanding...........     51,160     14,849       4,832,840     2,657      12,632
                              ==========    =======      ==========    ======     =======

                                 GENWORTH VARIABLE INSURANCE TRUST
                              -------------------------------------------------
                                                                     GENWORTH
                               GENWORTH           GENWORTH             EATON
                                60/40    GENWORTH COLUMBIA  GENWORTH   VANCE
                                INDEX    CALAMOS  MID CAP   DAVIS NY LARGE CAP
                              ALLOCATION  GROWTH   VALUE    VENTURE    VALUE
                               FUND --   FUND --  FUND --   FUND --   FUND --
                               SERVICE   SERVICE  SERVICE   SERVICE   SERVICE
                                SHARES    SHARES   SHARES    SHARES   SHARES
                              ---------- -------- --------- -------- ---------
ASSETS:
Investments at fair
  value (note 2).............  587,476   209,216  2,187,119 496,860  5,841,980
Dividend receivable..........       --        --         --      --         --
Receivable for units sold....       --        --      4,208      --     13,599
                               -------   -------  --------- -------  ---------
       Total assets..........  587,476   209,216  2,191,327 496,860  5,855,579
                               -------   -------  --------- -------  ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......       27         7         94      19        246
Payable for units
  withdrawn..................       --         1         --      --         --
                               -------   -------  --------- -------  ---------
       Total liabilities.....       27         8         94      19        246
                               -------   -------  --------- -------  ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  576,849   209,208  2,072,012 496,841  5,561,686
   Variable annuity
     contract owners in
     the annuitization
     period..................       --        --    119,221      --    293,647
   Genworth Life and
     Annuity (note 4)........   10,600        --         --      --         --
                               -------   -------  --------- -------  ---------
       Net assets............  587,449   209,208  2,191,233 496,841  5,855,333
                               =======   =======  ========= =======  =========
Investments in
  securities at cost.........  590,519   202,707  2,000,825 487,126  5,534,754
                               =======   =======  ========= =======  =========
Shares outstanding...........   58,191    21,482    247,409  53,131    662,116
                               =======   =======  ========= =======  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009




                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                              --------------------------------------------------------------------------------------
                                GENWORTH                GENWORTH                           GENWORTH
                                 GOLDMAN               LEGG MASON                           PUTNAM       GENWORTH
                                  SACHS      GENWORTH  CLEARBRIDGE  GENWORTH   GENWORTH  INTERNATIONAL   THORNBURG
                                ENHANCED      GROWTH   AGGRESSIVE   MODERATE    PIMCO       CAPITAL    INTERNATIONAL
                                CORE BOND   ALLOCATION   GROWTH    ALLOCATION STOCKSPLUS OPPORTUNITIES     VALUE
                              INDEX FUND --  FUND --     FUND --    FUND --    FUND --      FUND --       FUND --
                                 SERVICE     SERVICE     SERVICE    SERVICE    SERVICE      SERVICE       SERVICE
                                 SHARES       SHARES     SHARES      SHARES     SHARES      SHARES        SHARES
                              ------------- ---------- ----------- ---------- ---------- ------------- -------------
ASSETS:
Investments at fair
  value (note 2).............  $5,959,572     89,735    6,830,294   429,220   9,135,948    2,429,273     2,243,976
Dividend receivable..........          --         --           --        --          --           --            --
Receivable for units sold....      10,718         --       15,363        --      21,517        5,429         4,388
                               ----------     ------    ---------   -------   ---------    ---------     ---------
       Total assets..........   5,970,290     89,735    6,845,657   429,220   9,157,465    2,434,702     2,248,364
                               ----------     ------    ---------   -------   ---------    ---------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         251          4          290        20         388          102            96
Payable for units
  withdrawn..................          --         --           --        --          --           --            --
                               ----------     ------    ---------   -------   ---------    ---------     ---------
       Total liabilities.....         251          4          290        20         388          102            96
                               ----------     ------    ---------   -------   ---------    ---------     ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   5,679,593     89,628    6,484,594   429,098   8,685,217    2,317,072     2,130,894
   Variable annuity
     contract owners in
     the annuitization
     period..................     290,446         --      360,773        --     471,860      117,528       117,374
   Genworth Life and
     Annuity (note 4)........          --        103           --       102          --           --            --
                               ----------     ------    ---------   -------   ---------    ---------     ---------
       Net assets............  $5,970,039     89,731    6,845,367   429,200   9,157,077    2,434,600     2,248,268
                               ==========     ======    =========   =======   =========    =========     =========
Investments in
  securities at cost.........  $6,122,919     89,903    6,110,548   439,051   9,482,816    2,418,991     2,059,235
                               ==========     ======    =========   =======   =========    =========     =========
Shares outstanding...........     542,593      8,749      686,138    43,334   1,065,827      260,010       228,979
                               ==========     ======    =========   =======   =========    =========     =========

                                                         LEGG MASON
                                                          PARTNERS
                                                          VARIABLE
                                 JANUS ASPEN SERIES     EQUITY TRUST
                              ------------------------- ------------

                                                         LEGG MASON
                                                        CLEARBRIDGE
                                                          VARIABLE
                                BALANCED      FORTY      AGGRESSIVE
                              PORTFOLIO -- PORTFOLIO --    GROWTH
                                SERVICE      SERVICE    PORTFOLIO --
                                 SHARES       SHARES      CLASS II
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2).............  5,406,088    7,298,007      39,868
Dividend receivable..........         --           --          --
Receivable for units sold....         --       15,995          --
                               ---------    ---------      ------
       Total assets..........  5,406,088    7,314,002      39,868
                               ---------    ---------      ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......        255          309           1
Payable for units
  withdrawn..................         --           --           1
                               ---------    ---------      ------
       Total liabilities.....        255          309           2
                               ---------    ---------      ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  4,592,311    6,957,441      39,866
   Variable annuity
     contract owners in
     the annuitization
     period..................    813,522      356,252          --
   Genworth Life and
     Annuity (note 4)........         --           --          --
                               ---------    ---------      ------
       Net assets............  5,405,833    7,313,693      39,866
                               =========    =========      ======
Investments in
  securities at cost.........  5,459,001    6,965,817      50,757
                               =========    =========      ======
Shares outstanding...........    193,558      220,018       3,069
                               =========    =========      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                 LEGG MASON PARTNERS
                                VARIABLE EQUITY TRUST
                                     (CONTINUED)                MFS(R) VARIABLE INSURANCE TRUST
                              ------------------------- ----------------------------------------------- -----------
                               LEGG MASON
                              CLEARBRIDGE   LEGG MASON
                                VARIABLE   CLEARBRIDGE
                                 EQUITY      VARIABLE   MFS(R) INVESTORS MFS(R) TOTAL                   OPPENHEIMER
                                 INCOME    FUNDAMENTAL       TRUST          RETURN     MFS(R) UTILITIES  BALANCED
                                BUILDER       VALUE        SERIES --       SERIES --      SERIES --     FUND/VA --
                              PORTFOLIO -- PORTFOLIO --  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS     SERVICE
                                CLASS II     CLASS I         SHARES         SHARES          SHARES        SHARES
                              ------------ ------------ ---------------- ------------- ---------------- -----------
ASSETS:
Investments at fair
  value (note 2).............   $10,493       36,425         5,318         3,123,979       233,899        554,054
Dividend receivable..........        --           --            --                --            --             --
Receivable for units sold....        --           --            --             2,499            --             --
                                -------       ------         -----         ---------       -------        -------
       Total assets..........    10,493       36,425         5,318         3,126,478       233,899        554,054
                                -------       ------         -----         ---------       -------        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         1            1            --               133            10             28
Payable for units
  withdrawn..................        --           --            --                --             1             --
                                -------       ------         -----         ---------       -------        -------
       Total liabilities.....         1            1            --               133            11             28
                                -------       ------         -----         ---------       -------        -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................        --       36,424         5,318         2,946,274       233,888        440,675
   Variable annuity
     contract owners in
     the annuitization
     period..................    10,492           --            --           180,071            --        113,351
   Genworth Life and
     Annuity (note 4)........        --           --            --                --            --             --
                                -------       ------         -----         ---------       -------        -------
       Net assets............   $10,492       36,424         5,318         3,126,345       233,888        554,026
                                =======       ======         =====         =========       =======        =======
Investments in
  securities at cost.........   $10,515       48,449         6,682         3,215,441       250,093        660,883
                                =======       ======         =====         =========       =======        =======
Shares outstanding...........     1,129        2,124           293           180,786        10,327         54,372
                                =======       ======         =====         =========       =======        =======


                                OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              -------------------------------------------------


                              OPPENHEIMER  OPPENHEIMER             OPPENHEIMER
                                CAPITAL      GLOBAL    OPPENHEIMER MAIN STREET
                              APPRECIATION SECURITIES  MAIN STREET  SMALL CAP
                               FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                                SERVICE      SERVICE     SERVICE     SERVICE
                                 SHARES      SHARES      SHARES      SHARES
                              ------------ ----------- ----------- -----------
ASSETS:
Investments at fair
  value (note 2).............   252,087     3,902,856   8,277,770   1,472,557
Dividend receivable..........        --            --          --          --
Receivable for units sold....        --         8,781      20,643       2,967
                                -------     ---------   ---------   ---------
       Total assets..........   252,087     3,911,637   8,298,413   1,475,524
                                -------     ---------   ---------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         9           162         350          61
Payable for units
  withdrawn..................        --            --          --          --
                                -------     ---------   ---------   ---------
       Total liabilities.....         9           162         350          61
                                -------     ---------   ---------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   252,078     3,735,319   7,887,096   1,415,511
   Variable annuity
     contract owners in
     the annuitization
     period..................        --       176,156     410,967      59,952
   Genworth Life and
     Annuity (note 4)........        --            --          --          --
                                -------     ---------   ---------   ---------
       Net assets............   252,078     3,911,475   8,298,063   1,475,463
                                =======     =========   =========   =========
Investments in
  securities at cost.........   248,776     3,563,986   7,692,632   1,422,667
                                =======     =========   =========   =========
Shares outstanding...........     6,880       148,511     458,856     103,120
                                =======     =========   =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009




                                                   PIMCO VARIABLE INSURANCE TRUST
                              -------------------------------------------------------------------------
                                                             LONG-TERM
                               ALL ASSET     HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN
                              PORTFOLIO --  PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --
                                ADVISOR    ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE
                                 CLASS         CLASS           CLASS          CLASS          CLASS
                                 SHARES        SHARES         SHARES          SHARES         SHARES
                              ------------ -------------- --------------- -------------- --------------
ASSETS:
Investments at fair
  value (note 2).............   $175,221     3,100,815       2,968,472      21,022,755     10,726,190
Dividend receivable..........         --        21,742          10,086          32,175         27,824
Receivable for units sold....         --         3,080           4,030          33,941         11,284
                                --------     ---------       ---------      ----------     ----------
       Total assets..........    175,221     3,125,637       2,982,588      21,088,871     10,765,298
                                --------     ---------       ---------      ----------     ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......          6           135             117             892            431
Payable for units
  withdrawn..................         --            --              --              --             --
                                --------     ---------       ---------      ----------     ----------
       Total liabilities.....          6           135             117             892            431
                                --------     ---------       ---------      ----------     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    175,215     3,006,877       2,867,999      20,151,834     10,473,472
   Variable annuity
     contract owners in
     the annuitization
     period..................         --       118,625         114,472         936,145        291,395
   Genworth Life and
     Annuity (note 4)........         --            --              --              --             --
                                --------     ---------       ---------      ----------     ----------
       Net assets............   $175,215     3,125,502       2,982,471      21,087,979     10,764,867
                                ========     =========       =========      ==========     ==========
Investments in
  securities at cost.........   $181,852     2,892,815       3,152,587      21,202,423     10,723,954
                                ========     =========       =========      ==========     ==========
Shares outstanding...........     16,688       425,936         284,336       2,079,402        991,330
                                ========     =========       =========      ==========     ==========

                                                                            THE       VAN KAMPEN
                                                                         UNIVERSAL       LIFE
                                                                       INSTITUTIONAL  INVESTMENT
                                     THE PRUDENTIAL SERIES FUND         FUNDS, INC.     TRUST
                              ---------------------------------------- ------------- ------------

                              JENNISON 20/20                NATURAL     EQUITY AND
                                  FOCUS        JENNISON    RESOURCES      INCOME       COMSTOCK
                               PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                                 CLASS II      CLASS II     CLASS II     CLASS II      CLASS II
                                  SHARES        SHARES       SHARES       SHARES        SHARES
                              -------------- ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2).............    366,186          --       2,798,225     1,660,147     316,016
Dividend receivable..........         --          --              --            --          --
Receivable for units sold....         --          --           1,677            --          --
                                 -------          --       ---------     ---------     -------
       Total assets..........    366,186          --       2,799,902     1,660,147     316,016
                                 -------          --       ---------     ---------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......         13          --             116            84          12
Payable for units
  withdrawn..................          2          --              --             1           2
                                 -------          --       ---------     ---------     -------
       Total liabilities.....         15          --             116            85          14
                                 -------          --       ---------     ---------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    366,171          --       2,740,015     1,634,749     316,002
   Variable annuity
     contract owners in
     the annuitization
     period..................         --          --          59,771        25,313          --
   Genworth Life and
     Annuity (note 4)........         --          --              --            --          --
                                 -------          --       ---------     ---------     -------
       Net assets............    366,171          --       2,799,786     1,660,062     316,002
                                 =======          ==       =========     =========     =======
Investments in
  securities at cost.........    375,264          --       2,689,475     1,402,391     302,552
                                 =======          ==       =========     =========     =======
Shares outstanding...........     25,679          --          75,874       129,699      31,289
                                 =======          ==       =========     =========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           Statements of Operations

                                     AIM VARIABLE INSURANCE FUNDS
                                   --------------------------------
                                   AIM V.I.  AIM V.I.   AIM V.I.
                                     BASIC     CORE   INTERNATIONAL
                                     VALUE    EQUITY     GROWTH
                                    FUND --  FUND --     FUND --
                      CONSOLIDATED SERIES II SERIES I   SERIES II
                         TOTAL      SHARES    SHARES     SHARES
                      ------------ --------- -------- -------------

                      ---------------------------------------------
Investment income
  and expense:
  Income -- Ordinary
   dividends......... $ 7,886,384      187     2,013      42,643
  Mortality and
   expense risk and
   administrative
   charges (note 4)..   3,863,179      166     1,791      37,287
                      -----------    -----    ------     -------
Net investment
  income (expense)...   4,023,205       21       222       5,356
                      -----------    -----    ------     -------
Net realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
   (loss)............  (3,637,934)    (214)   (7,494)     12,443
  Change in
   unrealized
   appreciation
   (depreciation)....  41,681,663    5,975    32,755     667,067
  Capital gain
   distributions.....   1,292,045       --        --          --
                      -----------    -----    ------     -------
Net realized and
  unrealized gain
  (loss) on
  investments........  39,335,774    5,761    25,261     679,510
                      -----------    -----    ------     -------
Increase (decrease)
  in net assets from
  operations......... $43,358,979    5,782    25,483     684,866
                      ===========    =====    ======     =======

                                                 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                      ----------------------------------------------------------------------------------------------------------

                      ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                       BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                          STRATEGY           GROWTH            INCOME             VALUE            GROWTH            GROWTH
                        PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                      ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                       YEAR ENDED DECEMBER 31, 2009
                      -----------------------------------------------------------------------------------------------------------
Investment income
  and expense:
  Income -- Ordinary
   dividends.........       12,932               --             1,295              46,829              --                --
  Mortality and
   expense risk and
   administrative
   charges (note 4)..       24,303              811               444              50,636           1,533               370
                           -------           ------             -----           ---------          ------            ------
Net investment
  income (expense)...      (11,371)            (811)              851              (3,807)         (1,533)             (370)
                           -------           ------             -----           ---------          ------            ------
Net realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
   (loss)............      (67,478)          26,211             1,161            (391,642)           (316)            7,508
  Change in
   unrealized
   appreciation
   (depreciation)....      393,517            4,708             3,545           1,306,047          43,625             4,506
  Capital gain
   distributions.....           --               --                --                  --              --                --
                           -------           ------             -----           ---------          ------            ------
Net realized and
  unrealized gain
  (loss) on
  investments........      326,039           30,919             4,706             914,405          43,309            12,014
                           -------           ------             -----           ---------          ------            ------
Increase (decrease)
  in net assets from
  operations.........      314,668           30,108             5,557             910,598          41,776            11,644
                           =======           ======             =====           =========          ======            ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                           AMERICAN CENTURY
                               VARIABLE                                                                COLUMBIA FUNDS
                          PORTFOLIOS II, INC.        BLACKROCK VARIABLE SERIES FUNDS, INC.         VARIABLE INSURANCE TRUST I
                          ------------------- ---------------------------------------------------  -------------------------
                                                                                                                 COLUMBIA
                                                                                                   COLUMBIA       MARSICO
                                                            BLACKROCK    BLACKROCK     BLACKROCK    MARSICO    INTERNATIONAL
                                               BLACKROCK      GLOBAL     LARGE CAP       VALUE      GROWTH     OPPORTUNITIES
                             VP INFLATION     BASIC VALUE   ALLOCATION     GROWTH    OPPORTUNITIES   FUND,         FUND,
                              PROTECTION      V.I. FUND -- V.I. FUND -- V.I. FUND -- V.I. FUND --  VARIABLE      VARIABLE
                                FUND --        CLASS III    CLASS III    CLASS III     CLASS III   SERIES --     SERIES --
                               CLASS II          SHARES       SHARES       SHARES       SHARES      CLASS A       CLASS B
                          ------------------- ------------ ------------ ------------ ------------- ---------   -------------
                                                                             YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $112,635           4,717       944,922         64           606       2,734         33,788
   Mortality and expense
     risk and
     administrative
     charges (note 4)....        93,342           2,509       789,417        239           669       4,268         27,550
                               --------         -------     ---------      -----        ------      ------       --------
Net investment income
  (expense)..............        19,293           2,208       155,505       (175)          (63)     (1,534)         6,238
                               --------         -------     ---------      -----        ------      ------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       303,617         (29,708)     (477,190)      (138)        3,924      (1,962)      (153,403)
   Change in unrealized
     appreciation
     (depreciation)......       122,186          77,013     7,271,473      4,421        12,310      75,707        658,908
   Capital gain
     distributions.......            --              --            --         --            --          --             --
                               --------         -------     ---------      -----        ------      ------       --------
Net realized and
  unrealized gain (loss)
  on investments.........       425,803          47,305     6,794,283      4,283        16,234      73,745        505,505
                               --------         -------     ---------      -----        ------      ------       --------
Increase (decrease) in
  net assets from
  operations.............      $445,096          49,513     6,949,788      4,108        16,171      72,211        511,743
                               ========         =======     =========      =====        ======      ======       ========

                                                  EVERGREEN
                                                  VARIABLE
                                EATON VANCE        ANNUITY
                              VARIABLE TRUST        TRUST
                          ----------------------  ---------



                                           VT
                                        WORLDWIDE EVERGREEN
                               VT        HEALTH   VA OMEGA
                          FLOATING-RATE SCIENCES   FUND --
                           INCOME FUND    FUND     CLASS 2
                          ------------- --------- ---------

                          ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     91,710      1,385        --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     30,331        698        58
                             -------      -----     -----
Net investment income
  (expense)..............     61,379        687       (58)
                             -------      -----     -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     79,355       (123)    1,707
   Change in unrealized
     appreciation
     (depreciation)......    414,829      1,086       209
   Capital gain
     distributions.......         --      3,809        --
                             -------      -----     -----
Net realized and
  unrealized gain (loss)
  on investments.........    494,184      4,772     1,916
                             -------      -----     -----
Increase (decrease) in
  net assets from
  operations.............    555,563      5,459     1,858
                             =======      =====     =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           FEDERATED INSURANCE
                                  SERIES                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ---------------------  ------------------------------------------------------------------------------
                                                                                VIP
                           FEDERATED                                          DYNAMIC        VIP          VIP
                             HIGH     FEDERATED      VIP           VIP        CAPITAL      EQUITY-      GROWTH &       VIP
                          INCOME BOND  KAUFMANN    BALANCED   CONTRAFUND(R) APPRECIATION    INCOME       INCOME       GROWTH
                          FUND II --  FUND II -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE    SERVICE     SERVICE       SERVICE      SERVICE      SERVICE      SERVICE      SERVICE
                            SHARES      SHARES     CLASS 2       CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2
                          ----------- ---------- ------------ ------------- ------------ ------------ ------------ ------------
                                                                           YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   --          --      43,375        14,763           28        3,339         313           203
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      232      21,601      34,242        14,667        1,990        1,564          53         1,120
                            ------     -------     -------      --------       ------      -------       -----        ------
Net investment income
  (expense)..............     (232)    (21,601)      9,133            96       (1,962)       1,775         260          (917)
                            ------     -------     -------      --------       ------      -------       -----        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    5,522     173,002     (26,177)     (214,231)      51,104      (13,977)        192         8,600
   Change in unrealized
     appreciation
     (depreciation)......    1,509     191,197     654,443       541,259        4,162       40,920         587        15,633
   Capital gain
     distributions.......       --          --          --            --           --           --          --            --
                            ------     -------     -------      --------       ------      -------       -----        ------
Net realized and
  unrealized gain (loss)
  on investments.........    7,031     364,199     628,266       327,028       55,266       26,943         779        24,233
                            ------     -------     -------      --------       ------      -------       -----        ------
Increase (decrease) in
  net assets from
  operations.............   $6,799     342,598     637,399       327,124       53,304       28,718       1,039        23,316
                            ======     =======     =======      ========       ======      =======       =====        ======


                          --------------------------
                              VIP
                           INVESTMENT
                             GRADE         VIP
                              BOND       MID CAP
                          PORTFOLIO -- PORTFOLIO --
                            SERVICE      SERVICE
                            CLASS 2      CLASS 2
                          ------------ ------------

                          --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    34,013        5,760
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     6,420        3,719
                            -------       ------
Net investment income
  (expense)..............    27,593        2,041
                            -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    42,585       25,504
   Change in unrealized
     appreciation
     (depreciation)......   (17,681)      55,250
   Capital gain
     distributions.......        --           --
                            -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    24,904       80,754
                            -------       ------
Increase (decrease) in
  net assets from
  operations.............    52,497       82,795
                            =======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                          FIDELITY(R)
                            VARIABLE
                           INSURANCE
                            PRODUCTS
                              FUND
                          (CONTINUED)       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------ -------------------------------------------------------------  ----------
                              VIP                          FRANKLIN
                             VALUE                        TEMPLETON                      TEMPLETON    CORE VALUE
                           STRATEGIES  FRANKLIN INCOME   VIP FOUNDING   MUTUAL SHARES      GROWTH       EQUITY
                          PORTFOLIO --   SECURITIES    FUNDS ALLOCATION   SECURITIES     SECURITIES    FUND --
                            SERVICE        FUND --         FUND --         FUND --        FUND --      CLASS 1
                            CLASS 2    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES CLASS 2 SHARES   SHARES
                          ------------ --------------- ---------------- -------------- -------------- ----------
                                                                          YEAR ENDED DECEMBER 31, 2009
                          --------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $   421       1,558,834         166,939         77,998         10,772         250
  Mortality and expense
   risk and
   administrative
   charges (note 4)......       788         335,551         119,228         63,807          4,007         142
                            -------      ----------       ---------        -------        -------       -----
Net investment income
  (expense)..............      (367)      1,223,283          47,711         14,191          6,765         108
                            -------      ----------       ---------        -------        -------       -----
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................       177      (1,871,008)       (986,651)       193,387        (22,207)      1,069
  Change in unrealized
   appreciation
   (depreciation)........    30,037       6,174,238       2,568,778        716,342        120,044         988
  Capital gain
   distributions.........        --              --              --             --             --          --
                            -------      ----------       ---------        -------        -------       -----
Net realized and
  unrealized gain (loss)
  on investments.........    30,214       4,303,230       1,582,127        909,729         97,837       2,057
                            -------      ----------       ---------        -------        -------       -----
Increase (decrease) in
  net assets from
  operations.............   $29,847       5,526,513       1,629,838        923,920        104,602       2,165
                            =======      ==========       =========        =======        =======       =====





                           GE INVESTMENTS FUNDS, INC.
                          ---------------------------------------

                                  MID-CAP            REAL ESTATE
                          INCOME  EQUITY             SECURITIES
                          FUND -- FUND --   MONEY      FUND --
                          CLASS 1 CLASS 1   MARKET     CLASS 1
                          SHARES  SHARES     FUND      SHARES
                          ------- -------  --------  -----------

                          ---------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  6,235      203    19,674     67,307
  Mortality and expense
   risk and
   administrative
   charges (note 4)......  2,115    1,321   120,100     14,624
                          ------  -------  --------    -------
Net investment income
  (expense)..............  4,120   (1,118) (100,426)    52,683
                          ------  -------  --------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (3,788) (14,423)        1    154,730
  Change in unrealized
   appreciation
   (depreciation)........  8,500   43,829         1    181,013
  Capital gain
   distributions.........     --       --        --         --
                          ------  -------  --------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  4,712   29,406         2    335,743
                          ------  -------  --------    -------
Increase (decrease) in
  net assets from
  operations.............  8,832   28,288  (100,424)   388,426
                          ======  =======  ========    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------



                                     SMALL-CAP
                                      EQUITY   TOTAL RETURN U.S. EQUITY
                                      FUND --    FUND --      FUND --
                          S&P 500(R)  CLASS 1    CLASS 3      CLASS 1
                          INDEX FUND  SHARES      SHARES      SHARES
                          ---------- --------- ------------ -----------


                                  YEAR ENDED DECEMBER 31, 2009
                          --------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $  19,657       --       940,424        815
  Mortality and expense
   risk and
   administrative
   charges (note 4)......    10,666    1,215       972,649        356
                          ---------   ------    ----------    -------
Net investment income
  (expense)..............     8,991   (1,215)      (32,225)       459
                          ---------   ------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (206,653)   3,876    (5,061,838)   (10,992)
  Change in unrealized
   appreciation
   (depreciation)........   400,826   26,232    13,536,582     14,696
  Capital gain
   distributions.........        --       --            --         --
                          ---------   ------    ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........   194,173   30,108     8,474,744      3,704
                          ---------   ------    ----------    -------
Increase (decrease) in
  net assets from
  operations............. $ 203,164   28,893     8,442,519      4,163
                          =========   ======    ==========    =======

                                      GENWORTH VARIABLE INSURANCE TRUST
                          ----------------------------------------------------------
                                                                           GENWORTH
                           GENWORTH   GENWORTH           GENWORTH            EATON
                            40/60      60/40    GENWORTH COLUMBIA GENWORTH   VANCE
                            INDEX      INDEX    CALAMOS  MID CAP  DAVIS NY LARGE CAP
                          ALLOCATION ALLOCATION  GROWTH   VALUE   VENTURE    VALUE
                           FUND --    FUND --   FUND --  FUND --  FUND --   FUND --
                           SERVICE    SERVICE   SERVICE  SERVICE  SERVICE   SERVICE
                            SHARES     SHARES    SHARES   SHARES   SHARES   SHARES
                          ---------- ---------- -------- -------- -------- ---------
                               PERIOD FROM
                             DECEMBER 09 TO
                            DECEMBER 31, 2009       YEAR ENDED DECEMBER 31, 2009
                          --------------------  ------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      --          --        --   14,691    1,043    63,291
  Mortality and expense
   risk and
   administrative
   charges (note 4)......      45         210       687   21,191    2,127    54,678
                             ----      ------    ------  -------   ------   -------
Net investment income
  (expense)..............     (45)       (210)     (687)  (6,500)  (1,084)    8,613
                             ----      ------    ------  -------   ------   -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      --          (4)   15,471  186,560   54,940   343,680
  Change in unrealized
   appreciation
   (depreciation)........    (338)     (3,043)    6,509  202,029    9,402   226,874
  Capital gain
   distributions.........      --          --        --       --       --        --
                             ----      ------    ------  -------   ------   -------
Net realized and
  unrealized gain (loss)
  on investments.........    (338)     (3,047)   21,980  388,589   64,342   570,554
                             ----      ------    ------  -------   ------   -------
Increase (decrease) in
  net assets from
  operations.............    (383)     (3,257)   21,293  382,089   63,258   579,167
                             ====      ======    ======  =======   ======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2





                                                          GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                          ------------------------------------------------------------------------------------------------
                                                                  GENWORTH                                     GENWORTH
                                                                 LEGG MASON                                     PUTNAM
                              GENWORTH          GENWORTH         CLEARBRIDGE        GENWORTH       GENWORTH  INTERNATIONAL
                            GOLDMAN SACHS        GROWTH          AGGRESSIVE         MODERATE        PIMCO       CAPITAL
                              ENHANCED         ALLOCATION          GROWTH          ALLOCATION     STOCKSPLUS OPPORTUNITIES
                           CORE BOND INDEX       FUND --           FUND --           FUND --       FUND --      FUND --
                           FUND -- SERVICE       SERVICE           SERVICE           SERVICE       SERVICE      SERVICE
                               SHARES            SHARES            SHARES            SHARES         SHARES      SHARES
                          ----------------- ----------------- ----------------- ----------------- ---------- -------------
                                               PERIOD FROM                         PERIOD FROM
                             YEAR ENDED      DECEMBER 09 TO      YEAR ENDED      DECEMBER 09 TO
                          DECEMBER 31, 2009 DECEMBER 31, 2009 DECEMBER 31, 2009 DECEMBER 31, 2009
                          ----------------- ----------------- ----------------- ----------------- ------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $ 299,296             --                1,281          11,741         790,938     256,220
 Mortality and expense
   risk and
   administrative
   charges (note 4)......        57,375             12               65,261             266          88,617      23,366
                              ---------           ----            ---------          ------       ---------     -------
Net investment income
 (expense)...............       241,921            (12)             (63,980)         11,475         702,321     232,854
                              ---------           ----            ---------          ------       ---------     -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       233,951             --              709,326             237         958,759     416,660
 Change in unrealized
   appreciation
   (depreciation)........      (286,643)          (168)             543,389          (9,831)       (116,339)    (63,177)
 Capital gain
   distributions.........         3,063             --                   --              --         482,094         649
                              ---------           ----            ---------          ------       ---------     -------
Net realized and
 unrealized gain (loss)
 on investments..........       (49,629)          (168)           1,252,715          (9,594)      1,324,514     354,132
                              ---------           ----            ---------          ------       ---------     -------
Increase (decrease) in
 net assets from
 operations..............     $ 192,292           (180)           1,188,735           1,881       2,026,835     586,986
                              =========           ====            =========          ======       =========     =======

                                                                   LEGG MASON
                                                                    PARTNERS
                                                                    VARIABLE
                                                                     EQUITY
                                           JANUS ASPEN SERIES        TRUST
                          ------------- ------------------------  ------------

                            GENWORTH                               LEGG MASON
                            THORNBURG                             CLEARBRIDGE
                          INTERNATIONAL                             VARIABLE
                              VALUE       BALANCED      FORTY      AGGRESSIVE
                             FUND --    PORTFOLIO -- PORTFOLIO --    GROWTH
                             SERVICE      SERVICE      SERVICE    PORTFOLIO --
                             SHARES        SHARES       SHARES      CLASS II
                          ------------- ------------ ------------ ------------


                          YEAR ENDED DECEMBER 31, 2009
                          ----------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............         --      108,628           521          --
 Mortality and expense
   risk and
   administrative
   charges (note 4)......     21,342       67,541        70,263         423
                             -------      -------     ---------      ------
Net investment income
 (expense)...............    (21,342)      41,087       (69,742)       (423)
                             -------      -------     ---------      ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    221,283       74,862       237,915        (544)
 Change in unrealized
   appreciation
   (depreciation)........    131,675      529,397     1,335,010      10,858
 Capital gain
   distributions.........         --      122,559            --          --
                             -------      -------     ---------      ------
Net realized and
 unrealized gain (loss)
 on investments..........    352,958      726,818     1,572,925      10,314
                             -------      -------     ---------      ------
Increase (decrease) in
 net assets from
 operations..............    331,616      767,905     1,503,183       9,891
                             =======      =======     =========      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             LEGG MASON PARTNERS
                            VARIABLE EQUITY TRUST
                                 (CONTINUED)
                          ------------------------
                           LEGG MASON
                          CLEARBRIDGE   LEGG MASON
                            VARIABLE   CLEARBRIDGE
                             EQUITY      VARIABLE
                             INCOME    FUNDAMENTAL
                            BUILDER       VALUE
                          PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  297         427
   Mortality and expense
     risk and
     administrative
     charges (note 4)....       176         352
                             ------       -----
Net investment income
  (expense)..............       121          75
                             ------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     2,122        (250)
   Change in unrealized
     appreciation
     (depreciation)......      (416)      8,047
   Capital gain
     distributions.......        --          --
                             ------       -----
Net realized and
  unrealized gain (loss)
  on investments.........     1,706       7,797
                             ------       -----
Increase (decrease) in
  net assets from
  operations.............    $1,827       7,872
                             ======       =====


                          MFS(R) VARIABLE INSURANCE TRUST              OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------------------------    -----------------------------------------------------------

                           MFS(R)      MFS(R)
                          INVESTORS     TOTAL    MFS(R)               OPPENHEIMER  OPPENHEIMER             OPPENHEIMER
                            TRUST      RETURN   UTILITIES OPPENHEIMER   CAPITAL      GLOBAL    OPPENHEIMER MAIN STREET
                          SERIES --   SERIES -- SERIES --  BALANCED   APPRECIATION SECURITIES  MAIN STREET  SMALL CAP
                           SERVICE     SERVICE   SERVICE  FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                            CLASS       CLASS     CLASS     SERVICE     SERVICE      SERVICE     SERVICE     SERVICE
                           SHARES      SHARES    SHARES     SHARES       SHARES      SHARES      SHARES      SHARES
                          ---------   --------- --------- ----------- ------------ ----------- ----------- -----------
                                             YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      62       52,289     5,353         --          12       39,126       72,006      5,412
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      53       32,483     1,652      8,693       2,435       35,870       80,464     13,419
                            -----      -------   -------    -------      ------      -------    ---------    -------
Net investment income
  (expense)..............       9       19,806     3,701     (8,693)     (2,423)       3,256       (8,458)    (8,007)
                            -----      -------   -------    -------      ------      -------    ---------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (126)     (13,322)  (22,573)   (35,517)     30,615      364,675      666,575     24,501
   Change in unrealized
     appreciation
     (depreciation)......   1,189      271,704    54,711    126,146      48,850      299,056      567,756    262,487
   Capital gain
     distributions.......      --           --        --         --          --       43,388           --         --
                            -----      -------   -------    -------      ------      -------    ---------    -------
Net realized and
  unrealized gain (loss)
  on investments.........   1,063      258,382    32,138     90,629      79,465      707,119    1,234,331    286,988
                            -----      -------   -------    -------      ------      -------    ---------    -------
Increase (decrease) in
  net assets from
  operations.............   1,072      278,188    35,839     81,936      77,042      710,375    1,225,873    278,981
                            =====      =======   =======    =======      ======      =======    =========    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2






                   ------------

                    ALL ASSET
                   PORTFOLIO --
                     ADVISOR
                      CLASS
                      SHARES
                   ------------

                   ------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......   $10,664
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4).............     1,761
                     -------
Net investment
 income (expense).     8,903
                     -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....     9,399
 Change in
   unrealized
   appreciation
   (depreciation).    10,027
 Capital gain
   distributions..        --
                     -------
Net realized and
 unrealized gain
 (loss) on
 investments......    19,426
                     -------
Increase
 (decrease) in
 net assets from
 operations.......   $28,329
                     =======




                            PIMCO VARIABLE INSURANCE TRUST                            THE PRUDENTIAL SERIES FUND
                   --------------------------------------------------------------------------------------------------
                                                                                  JENNISON
                                     LONG-TERM                                     20/20                    NATURAL
                     HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN     FOCUS       JENNISON    RESOURCES
                    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --   PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                   ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE   CLASS II     CLASS II     CLASS II
                    CLASS SHARES   CLASS SHARES    CLASS SHARES   CLASS SHARES     SHARES       SHARES       SHARES
                   -------------- --------------- -------------- -------------- ------------ ------------ ------------
                                                              YEAR ENDED DECEMBER 31, 2009
                   ----------------------------------------------------------------------------------------------------------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......    159,009         179,037         950,847       452,224             9          --        94,597
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4).............     29,576          30,686         213,310        96,157         3,631           3        16,884
                      -------        --------       ---------       -------       -------        ----       -------
Net investment
 income (expense).    129,433         148,351         737,537       356,067        (3,622)         (3)       77,713
                      -------        --------       ---------       -------       -------        ----       -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....    242,712         (51,683)         64,504        93,581        (8,869)       (979)      (24,435)
 Change in
   unrealized
   appreciation
   (depreciation).    227,567        (292,722)        158,268        19,199       132,895         913       528,724
 Capital gain
   distributions..         --         103,987         372,162       160,334            --          --            --
                      -------        --------       ---------       -------       -------        ----       -------
Net realized and
 unrealized gain
 (loss) on
 investments......    470,279        (240,418)        594,934       273,114       124,026         (66)      504,289
                      -------        --------       ---------       -------       -------        ----       -------
Increase
 (decrease) in
 net assets from
 operations.......    599,712         (92,067)      1,332,471       629,181       120,404         (69)      582,002
                      =======        ========       =========       =======       =======        ====       =======

                                     VAN
                        THE         KAMPEN
                     UNIVERSAL       LIFE
                   INSTITUTIONAL  INVESTMENT
                    FUNDS, INC.     TRUST
                   ------------- ------------

                    EQUITY AND
                      INCOME       COMSTOCK
                   PORTFOLIO --  PORTFOLIO --
                     CLASS II      CLASS II
                      SHARES        SHARES
                   ------------- ------------

                   ---------------------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......     39,025        8,555
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4).............     20,713        2,858
                      -------       ------
Net investment
 income (expense).     18,312        5,697
                      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....     31,395        2,583
 Change in
   unrealized
   appreciation
   (depreciation).    285,122       47,264
 Capital gain
   distributions..         --           --
                      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments......    316,517       49,847
                      -------       ------
Increase
 (decrease) in
 net assets from
 operations.......    334,829       55,544
                      =======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                      Statements of Changes in Net Assets



                                                                      AIM VARIABLE INSURANCE FUNDS
                                                        --------------------------------------------------------

                                                                                                  AIM V.I.
                                                         AIM V.I. BASIC    AIM V.I. CORE       INTERNATIONAL
                                                         VALUE FUND --    EQUITY FUND --       GROWTH FUND --
                                 CONSOLIDATED TOTAL     SERIES II SHARES  SERIES I SHARES     SERIES II SHARES
                             -------------------------  ---------------  ----------------  ---------------------
                                                                      YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------
                                 2009          2008      2009     2008     2009     2008      2009       2008
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  4,023,205    2,492,236      21      223      222    2,225      5,356     (38,197)
 Net realized gain
   (loss) on investments....   (3,637,934) (26,909,386)   (214)  (1,927)  (7,494)  (1,731)    12,443  (1,069,491)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   41,681,663  (42,198,560)  5,975  (13,935)  32,755  (30,672)   667,067    (756,622)
 Capital gain
   distribution.............    1,292,045    2,783,865      --    3,198       --       --         --      31,339
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   43,358,979  (63,831,845)  5,782  (12,441)  25,483  (30,178)   684,866  (1,832,971)
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............  124,797,195  103,009,317      --    1,496    6,766  120,933  1,758,442   1,732,411
 Death benefits.............   (4,003,386)  (2,871,569)     --       --       --       --     (1,013)     (1,714)
 Surrenders.................   (7,438,676)  (5,541,000)     --       --   (5,691)  (2,894)   (75,347)    (79,033)
 Administrative expenses....     (976,075)    (420,226)    (32)     (40)    (717)    (158)   (11,970)     (7,343)
 Capital contribution
   (withdrawal).............       25,703           --      --       --       --       --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (970,308)     897,048   1,625    2,017   (7,785)  14,484   (197,150)   (872,747)
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  111,434,453   95,073,570   1,593    3,473   (7,427) 132,365  1,472,962     771,574
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
Increase (decrease) in
 net assets.................  154,793,432   31,241,725   7,375   (8,968)  18,056  102,187  2,157,828  (1,061,397)
Net assets at beginning
 of year....................  183,247,335  152,005,610  10,949   19,917  102,187       --  1,801,422   2,862,819
                             ------------  -----------  ------  -------  -------  -------  ---------  ----------
Net assets at end of year... $338,040,767  183,247,335  18,324   10,949  120,243  102,187  3,959,250   1,801,422
                             ============  ===========  ======  =======  =======  =======  =========  ==========
Change in units (note 5):
 Units purchased............                               303      873    8,072   13,121    916,187     908,444
 Units redeemed.............                                (7)    (600)  (8,957)    (701)  (773,060)   (898,962)
                                                        ------  -------  -------  -------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............                               296      273     (885)  12,420    143,127       9,482
                                                        ======  =======  =======  =======  =========  ==========

                               ALLIANCEBERNSTEIN
                               VARIABLE PRODUCTS
                               SERIES FUND, INC.
                             --------------------
                               ALLIANCEBERNSTEIN
                                BALANCED WEALTH
                                   STRATEGY
                                 PORTFOLIO --
                                    CLASS B
                             --------------------

                             ---------------------
                                2009       2008
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (11,371)    19,273
 Net realized gain
   (loss) on investments....   (67,478)   (52,759)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   393,517   (523,445)
 Capital gain
   distribution.............        --     26,993
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   314,668   (529,938)
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   453,583    705,790
 Death benefits.............        --         --
 Surrenders.................   (52,838)   (34,767)
 Administrative expenses....    (7,348)    (3,771)
 Capital contribution
   (withdrawal).............        --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    64,204    297,367
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   457,601    964,619
                             ---------  ---------
Increase (decrease) in
 net assets.................   772,269    434,681
Net assets at beginning
 of year.................... 1,277,211    842,530
                             ---------  ---------
Net assets at end of year... 2,049,480  1,277,211
                             =========  =========
Change in units (note 5):
 Units purchased............   218,595    137,785
 Units redeemed.............  (162,459)   (35,378)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions.............    56,136    100,407
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                               GLOBAL THEMATIC      GROWTH AND          INTERNATIONAL          LARGE CAP       SMALL CAP
                                   GROWTH             INCOME                VALUE               GROWTH          GROWTH
                                PORTFOLIO --       PORTFOLIO --         PORTFOLIO --         PORTFOLIO --    PORTFOLIO --
                                   CLASS B            CLASS B              CLASS B              CLASS B         CLASS B
                             ------------------  ----------------  ----------------------  ----------------  -----------------
                                                                YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                2009      2008     2009     2008      2009        2008       2009     2008     2009     2008
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    (811)     (37)     851      758      (3,807)     18,673   (1,533)  (1,185)    (370)    --
 Net realized gain
   (loss) on investments....    26,211    1,308    1,161     (180)   (391,642) (4,596,620)    (316)    (198)   7,508     --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     4,708     (325)   3,545  (17,875)  1,306,047  (1,587,654)  43,625  (48,497)   4,506      8
 Capital gain
   distribution.............        --       --       --    3,906          --     332,811       --       --       --     --
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
    Increase (decrease)
     in net assets from
     operations.............    30,108      946    5,557  (13,391)    910,598  (5,832,790)  41,776  (49,880)  11,644      8
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
From capital
 transactions (note 4):
 Net premiums...............   157,955   34,800   84,000       --   1,925,067   3,674,630       --   40,500   63,057     --
 Death benefits.............        --       --       --       --      (1,329)     (3,460)      --       --       --     --
 Surrenders.................        --       --       --       --    (118,073)   (166,913)      --       --      (68)    --
 Administrative expenses....      (132)      (3)    (124)      (7)    (15,072)    (14,237)    (487)     (99)    (159)    --
 Capital contribution
   (withdrawal).............        --       --       --       --          --          --       --       --       --     --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (153,940) (31,553) (55,001)   7,396    (230,637) (1,438,653)       1      793     (877)   943
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
    Increase (decrease)
     in net assets from
     capital transactions...     3,883    3,244   28,875    7,389   1,559,956   2,051,367     (486)  41,194   61,953    943
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
Increase (decrease) in
 net assets.................    33,991    4,190   34,432   (6,002)  2,470,554  (3,781,423)  41,290   (8,686)  73,597    951
Net assets at beginning
 of year....................     4,190       --   22,027   28,029   2,543,169   6,324,592  117,654  126,340      951     --
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
Net assets at end of year... $  38,181    4,190   56,459   22,027   5,013,723   2,543,169  158,944  117,654   74,548    951
                             =========  =======  =======  =======  ==========  ==========  =======  =======   =======   ===
Change in units (note 5):
 Units purchased............    30,022    6,813   25,042      936   1,970,319   2,445,174       --    5,862   17,900    145
 Units redeemed.............   (27,015)  (6,208) (21,447)    (145) (1,780,556) (2,530,272)     (52)      (9) (10,049)    --
                             ---------  -------  -------  -------  ----------  ----------  -------  -------   -------   ---
 Net increase (decrease)
   in units from capital
   transactions.............     3,007      605    3,595      791     189,763     (85,098)     (52)   5,853    7,851    145
                             =========  =======  =======  =======  ==========  ==========  =======  =======   =======   ===

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                AMERICAN CENTURY
                             VARIABLE PORTFOLIOS II,
                                      INC.                              BLACKROCK VARIABLE SERIES FUNDS, INC.
                             ----------------------  --------------------------------------------------------------------------
                                                                                                  BLACKROCK        BLACKROCK
                                                         BLACKROCK            BLACKROCK           LARGE CAP          VALUE
                                  VP INFLATION          BASIC VALUE       GLOBAL ALLOCATION         GROWTH       OPPORTUNITIES
                               PROTECTION FUND --      V.I. FUND --         V.I. FUND --         V.I. FUND --     V.I. FUND --
                                    CLASS II         CLASS III SHARES     CLASS III SHARES     CLASS III SHARES CLASS III SHARES
                             ----------------------  ----------------  ----------------------  ---------------  ---------------
                                                                   YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2009        2008      2009     2008      2009        2008      2009     2008     2009    2008
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    19,293     (5,068)   2,208    1,861     155,505     209,864    (175)    (253)     (63)  1,529
 Net realized gain
   (loss) on investments....     303,617       (473) (29,708)  (9,997)   (477,190) (2,496,764)   (138)     (77)   3,924     (45)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     122,186    110,898   77,013  (73,850)  7,271,473  (6,464,385)  4,421  (11,461)  12,310  (1,978)
 Capital gain
   distribution.............          --         --       --    2,015          --     162,185      --       --       --     617
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............     445,096    105,357   49,513  (79,971)  6,949,788  (8,589,100)  4,108  (11,791)  16,171     123
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
From capital
 transactions (note 4):
 Net premiums...............   4,268,133    883,420  131,660   40,494  19,963,853  22,109,036      --       --   78,816  31,666
 Death benefits.............      (2,656)        --       --       --          --    (130,128)     --       --       --      --
 Surrenders.................    (177,159)   (27,409)      --   (1,985) (1,020,327)   (644,251)     --       --     (194)     --
 Administrative expenses....     (32,264)    (4,034)    (632)    (301)   (144,969)    (58,766)     --       --     (398)     (3)
 Capital contribution
   (withdrawal).............          --         --       --       --          --          --      --       --       --      --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,022,859  3,156,235  (15,368)  (3,908)  3,330,962    (975,276)     --        2    4,510   4,018
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...   5,078,913  4,008,212  115,660   34,300  22,129,519  20,300,615      --        2   82,734  35,681
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
Increase (decrease) in
 net assets.................   5,524,009  4,113,569  165,173  (45,671) 29,079,307  11,711,515   4,108  (11,789)  98,905  35,804
Net assets at beginning
 of year....................   4,113,569         --  134,706  180,377  33,457,007  21,745,492  16,485   28,274   35,804      --
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
Net assets at end of year... $ 9,637,578  4,113,569  299,879  134,706  62,536,314  33,457,007  20,593   16,485  134,709  35,804
                             ===========  =========  =======  =======  ==========  ==========  ======  =======  =======  ======
Change in units (note 5):
 Units purchased............   1,524,700    553,434   23,095    4,669   6,035,517   5,067,289      --       --   13,819   5,728
 Units redeemed.............  (1,065,826)  (156,144) (12,108)  (1,591) (3,995,770) (3,384,363)     --       --   (2,576)    (32)
                             -----------  ---------  -------  -------  ----------  ----------  ------  -------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions.............     458,874    397,290   10,987    3,078   2,039,747   1,682,926      --       --   11,243   5,696
                             ===========  =========  =======  =======  ==========  ==========  ======  =======  =======  ======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                                                 EVERGREEN
                                                                                                                 VARIABLE
                             COLUMBIA FUNDS VARIABLE INSURANCE TRUST I       EATON VANCE VARIABLE TRUST        ANNUITY TRUST
                             -----------------------------------------  ------------------------------------  ---------------
                                                    COLUMBIA MARSICO
                              COLUMBIA MARSICO       INTERNATIONAL
                                GROWTH FUND,      OPPORTUNITIES FUND,                          VT WORLDWIDE    EVERGREEN VA
                                  VARIABLE              VARIABLE          VT FLOATING-RATE        HEALTH           OMEGA
                              SERIES -- CLASS A    SERIES -- CLASS B         INCOME FUND       SCIENCES FUND  FUND -- CLASS 2
                             ------------------  ---------------------  --------------------  --------------  ---------------
                                                                 YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                               2009      2008       2009       2008        2009       2008     2009    2008        2009
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (1,534)   (1,979)     6,238     282,504     61,379     68,555     687    (498)        (58)
 Net realized gain
   (loss) on investments....   (1,962)   (4,113)  (153,403) (1,969,401)    79,355   (328,051)   (123) (1,642)      1,707
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   75,707   (99,916)   658,908    (961,520)   414,829   (296,103)  1,086  (4,848)        209
 Capital gain
   distribution.............       --        --         --     349,496         --         --   3,809   5,556          --
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
    Increase (decrease)
     in net assets from
     operations.............   72,211  (106,008)   511,743  (2,298,921)   555,563   (555,599)  5,459  (1,432)      1,858
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
From capital
 transactions (note 4):
 Net premiums...............  240,709   292,382  1,196,378   1,666,058  1,071,352  1,068,423      --  27,000       7,664
 Death benefits.............       --        --       (669)     (1,554)      (689)    (1,321)     --      --          --
 Surrenders.................  (17,568)   (2,772)   (61,261)    (73,939)   (50,304)   (50,026)     --      --          --
 Administrative expenses....   (1,270)     (397)    (9,107)     (6,807)   (10,691)    (4,367)   (237)    (57)        (33)
 Capital contribution
   (withdrawal).............       --        --         --          --         --         --      --      --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   16,268  (131,428)  (108,675)   (848,697)   542,587   (842,616)      1  (8,503)       (530)
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
    Increase (decrease)
     in net assets from
     capital transactions...  238,139   157,785  1,016,666     735,061  1,552,255    170,093    (236) 18,440       7,101
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
Increase (decrease) in
 net assets.................  310,350    51,777  1,528,409  (1,563,860) 2,107,818   (385,506)  5,223  17,008       8,959
Net assets at beginning
 of year....................  212,565   160,788  1,377,000   2,940,860  1,174,755  1,560,261  59,764  42,756          --
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
Net assets at end of year... $522,915   212,565  2,905,409   1,377,000  3,282,573  1,174,755  64,987  59,764       8,959
                             ========  ========  =========  ==========  =========  =========  ======  ======      ======
Change in units (note 5):
 Units purchased............   57,345    48,057    785,804     963,318    610,688    716,678      --   3,574       1,881
 Units redeemed.............  (32,673)  (32,490)  (682,922)   (986,268)  (459,275)  (710,275)    (21) (1,600)     (1,153)
                             --------  --------  ---------  ----------  ---------  ---------  ------  ------      ------
 Net increase (decrease)
   in units from capital
   transactions.............   24,672    15,567    102,882     (22,950)   151,413      6,403     (21)  1,974         728
                             ========  ========  =========  ==========  =========  =========  ======  ======      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                   FEDERATED INSURANCE SERIES
                             --------------------------------------

                              FEDERATED HIGH
                                INCOME BOND     FEDERATED KAUFMANN
                                FUND II --          FUND II --
                              SERVICE SHARES      SERVICE SHARES
                             ----------------  --------------------

                             ---------------------------------------
                               2009     2008      2009       2008
                             -------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (232)     (28)   (21,601)    (2,883)
 Net realized gain
   (loss) on investments....   5,522     (659)   173,002     (4,879)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,509       --    191,197     17,929
 Capital gain
   distribution.............      --       --         --        877
                             -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   6,799     (687)   342,598     11,044
                             -------  -------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............  73,453   87,493    967,559    210,611
 Death benefits.............      --       --       (691)        --
 Surrenders.................      --       --    (37,886)    (9,223)
 Administrative expenses....    (107)      --     (6,731)      (930)
 Capital contribution
   (withdrawal).............      --       --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,889) (86,806)   (52,649)   786,331
                             -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  71,457      687    869,602    986,789
                             -------  -------  ---------  ---------
Increase (decrease) in
 net assets.................  78,256       --  1,212,200    997,833
Net assets at beginning
 of year....................      --       --  1,011,992     14,159
                             -------  -------  ---------  ---------
Net assets at end of year... $78,256       --  2,224,192  1,011,992
                             =======  =======  =========  =========
Change in units (note 5):
 Units purchased............   9,788   25,186    449,629    180,379
 Units redeemed.............  (3,281) (25,186)  (362,123)   (42,643)
                             -------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions.............   6,507       --     87,506    137,736
                             =======  =======  =========  =========

                                                FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             ---------------------------------------------------------------------------------
                                                                            VIP DYNAMIC
                                                                              CAPITAL
                                 VIP BALANCED        VIP CONTRAFUND(R)     APPRECIATION     VIP EQUITY-INCOME
                                 PORTFOLIO --           PORTFOLIO --       PORTFOLIO --       PORTFOLIO --
                                SERVICE CLASS 2       SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2
                             --------------------  ---------------------  --------------- --------------------
                                       YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                2009       2008       2009       2008          2009         2009       2008
                             ---------  ---------  ---------  ----------  --------------- --------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     9,133     20,779         96     (38,679)      (1,962)       1,775     (27,408)
 Net realized gain
   (loss) on investments....   (26,177)  (126,556)  (214,231) (1,923,019)      51,104      (13,977) (1,319,040)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   654,443   (759,372)   541,259     (87,902)       4,162       40,920     135,344
 Capital gain
   distribution.............        --     44,599         --      77,038           --           --       1,661
                             ---------  ---------  ---------  ----------      -------     --------  ----------
    Increase (decrease)
     in net assets from
     operations.............   637,399   (820,550)   327,124  (1,972,562)      53,304       28,718  (1,209,443)
                             ---------  ---------  ---------  ----------      -------     --------  ----------
From capital
 transactions (note 4):
 Net premiums...............   246,204    586,945    601,910   1,355,530           --       12,983     989,855
 Death benefits.............        --     (1,741)        --      (1,424)          --           --      (1,124)
 Surrenders.................   (79,383)   (59,590)   (37,095)    (65,781)          --       (3,829)    (44,037)
 Administrative expenses....    (7,652)    (2,786)    (3,761)     (6,079)        (595)        (541)     (3,610)
 Capital contribution
   (withdrawal).............        --         --         --          --           --           --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (58,304)    83,986    (84,151) (1,519,063)     143,191       44,314  (1,320,845)
                             ---------  ---------  ---------  ----------      -------     --------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   100,865    606,814    476,903    (236,817)     142,596       52,927    (379,761)
                             ---------  ---------  ---------  ----------      -------     --------  ----------
Increase (decrease) in
 net assets.................   738,264   (213,736)   804,027  (2,209,379)     195,900       81,645  (1,589,204)
Net assets at beginning
 of year.................... 1,723,809  1,937,545    785,041   2,994,420           --      106,127   1,695,331
                             ---------  ---------  ---------  ----------      -------     --------  ----------
Net assets at end of year... 2,462,073  1,723,809  1,589,068     785,041      195,900      187,772     106,127
                             =========  =========  =========  ==========      =======     ========  ==========
Change in units (note 5):
 Units purchased............   326,586    224,934    439,516     732,981       48,690      220,354     639,125
 Units redeemed.............  (318,921)  (162,171)  (383,413)   (868,788)     (26,565)    (214,168)   (781,513)
                             ---------  ---------  ---------  ----------      -------     --------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............     7,665     62,763     56,103    (135,807)      22,125        6,186    (142,388)
                             =========  =========  =========  ==========      =======     ========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                               VIP GROWTH &                                                                     VIP VALUE
                                  INCOME          VIP GROWTH      VIP INVESTMENT GRADE      VIP MID CAP        STRATEGIES
                               PORTFOLIO --      PORTFOLIO --       BOND PORTFOLIO --      PORTFOLIO --       PORTFOLIO --
                             SERVICE CLASS 2    SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2    SERVICE CLASS 2
                             ---------------  ------------------  --------------------  ------------------  ----------------
                                                                 YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                               2009    2008     2009      2008      2009       2008       2009      2008      2009     2008
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   260      17      (917)     (561)   27,593      35,961     2,041    25,520     (367)   7,182
 Net realized gain
   (loss) on investments....     192    (578)    8,600     1,675    42,585    (154,374)   25,504  (642,897)     177     (363)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     587      22    15,633   (64,848)  (17,681)    (23,767)   55,250   (93,930)  30,037  (42,122)
 Capital gain
   distribution.............      --     148        --        --        --          --        --   109,516       --    3,011
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   1,039    (391)   23,316   (63,734)   52,497    (142,180)   82,795  (601,791)  29,847  (32,292)
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............  29,958      --   114,330     7,875   284,267     898,688   397,224   451,107   35,501       --
 Death benefits.............      --      --        --        --        --      (1,486)       --      (554)      --       --
 Surrenders.................      --      --        --        --    (5,670)    (44,087)   (1,805)  (27,432)      --       --
 Administrative expenses....      --      (4)     (177)     (107)   (2,357)     (3,282)   (1,065)   (1,871)    (268)    (112)
 Capital contribution
   (withdrawal).............      --      --        --        --        --          --        --        --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  15,060    (788) (123,263) (132,695)  277,792  (2,144,319)  110,925  (655,650)  55,238       (1)
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  45,018    (792)   (9,110) (124,927)  554,032  (1,294,486)  505,279  (234,400)  90,471     (113)
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
Increase (decrease) in
 net assets.................  46,057  (1,183)   14,206  (188,661)  606,529  (1,436,666)  588,074  (836,191) 120,318  (32,405)
Net assets at beginning
 of year....................      --   1,183    54,256   242,917   135,634   1,572,300   124,450   960,641   29,977   62,382
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
Net assets at end of year... $46,057      --    68,462    54,256   742,163     135,634   712,524   124,450  150,295   29,977
                             =======  ======  ========  ========  ========  ==========  ========  ========  =======  =======
Change in units (note 5):
 Units purchased............   6,963     142    18,050     4,492   242,704     566,276   196,372   273,378   17,032       --
 Units redeemed.............  (1,822)   (238)  (18,064)  (14,755) (189,044)   (708,150) (143,551) (338,248)  (5,334)     (11)
                             -------  ------  --------  --------  --------  ----------  --------  --------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions.............   5,141     (96)      (14)  (10,263)   53,660    (141,874)   52,821   (64,870)  11,698      (11)
                             =======  ======  ========  ========  ========  ==========  ========  ========  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             ------------------------------------------------------------------------------------------
                                                        FRANKLIN TEMPLETON
                                 FRANKLIN INCOME        VIP FOUNDING FUNDS        MUTUAL SHARES       TEMPLETON GROWTH
                                SECURITIES FUND --      ALLOCATION FUND --      SECURITIES FUND --   SECURITIES FUND --
                                  CLASS 2 SHARES          CLASS 2 SHARES          CLASS 2 SHARES       CLASS 2 SHARES
                             -----------------------  ----------------------  ---------------------  ------------------
                                                                                YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                                 2009        2008        2009        2008        2009        2008      2009      2008
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
Increase (decrease) in
 net assets From
 operations:
 Net investment income
   (expense)................ $ 1,223,283     872,133      47,711      44,862      14,191     17,576     6,765     2,411
 Net realized gain
   (loss) on investments....  (1,871,008) (1,727,102)   (986,651)   (615,090)    193,387    (60,779)  (22,207)   (8,624)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   6,174,238  (7,097,255)  2,568,778  (3,102,202)    716,342   (371,047)  120,044  (170,054)
 Capital gain
   distribution.............          --     302,644          --     186,310          --     28,365        --    20,358
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     operations.............   5,526,513  (7,649,580)  1,629,838  (3,486,120)    923,920   (385,885)  104,602  (155,909)
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
From capital
 transactions (note 4):
 Net premiums...............     178,306   9,067,465      20,000   4,278,811   2,683,197    549,337   216,318    69,821
 Death benefits.............          --          --          --          --      (1,687)        --        --        --
 Surrenders.................    (678,330)   (614,206)   (296,500)   (113,610)   (123,526)   (51,932)   (4,937)  (35,667)
 Administrative expenses....     (84,759)    (52,424)    (31,817)    (19,838)    (18,665)    (3,971)     (839)     (855)
 Capital contribution
   (withdrawal).............          --          --          --          --          --         --        --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,341,651)   (207,165)   (503,142)   (684,199)    (51,915) 2,011,867  (114,912)   (4,096)
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,926,434)  8,193,670    (811,459)  3,461,164   2,487,404  2,505,301    95,630    29,203
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
Increase (decrease) in
 net assets.................   2,600,079     544,090     818,379     (24,956)  3,411,324  2,119,416   200,232  (126,706)
Net assets at beginning
 of year....................  18,770,864  18,226,774   6,534,384   6,559,340   3,135,136  1,015,720   222,393   349,099
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
Net assets at end of year... $21,370,943  18,770,864   7,352,763   6,534,384   6,546,460  3,135,136   422,625   222,393
                             ===========  ==========  ==========  ==========  ==========  =========  ========  ========
Change in units (note 5):
 Units purchased............   3,111,066   2,976,420     933,610     926,279   1,283,947    497,433    60,858     9,120
 Units redeemed.............  (3,470,792) (2,192,669) (1,059,828)   (541,643) (1,002,061)  (129,745)  (45,393)   (5,609)
                             -----------  ----------  ----------  ----------  ----------  ---------  --------  --------
 Net increase (decrease)
   in units from capital
   transactions.............    (359,726)    783,751    (126,218)    384,636     281,886    367,688    15,465     3,511
                             ===========  ==========  ==========  ==========  ==========  =========  ========  ========

                                GE INVESTMENTS FUNDS, INC.
                             --------------------------------

                               CORE VALUE
                             EQUITY FUND --   INCOME FUND --
                             CLASS 1 SHARES   CLASS 1 SHARES
                             --------------  ----------------

                             ---------------------------------
                              2009    2008     2009     2008
                             ------  ------  -------  -------
Increase (decrease) in
 net assets From
 operations:
 Net investment income
   (expense)................    108      34    4,120    6,863
 Net realized gain
   (loss) on investments....  1,069     (29)  (3,788)  (2,144)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    988  (1,308)   8,500  (15,706)
 Capital gain
   distribution.............     --     118       --       --
                             ------  ------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  2,165  (1,185)   8,832  (10,987)
                             ------  ------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............     --   4,620        4   33,739
 Death benefits.............     --      --       --       --
 Surrenders.................     --      --  (16,644)  (2,616)
 Administrative expenses....    (74)     (8)    (576)    (483)
 Capital contribution
   (withdrawal).............     --      --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............ 17,461     380    4,339    3,399
                             ------  ------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... 17,387   4,992  (12,877)  34,039
                             ------  ------  -------  -------
Increase (decrease) in
 net assets................. 19,552   3,807   (4,045)  23,052
Net assets at beginning
 of year....................  3,807      --  155,160  132,108
                             ------  ------  -------  -------
Net assets at end of year... 23,359   3,807  151,115  155,160
                             ======  ======  =======  =======
Change in units (note 5):
 Units purchased............  4,333     484    1,468    9,345
 Units redeemed............. (2,515)    (18)  (2,769)  (6,205)
                             ------  ------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions.............  1,818     466   (1,301)   3,140
                             ======  ======  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                              GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             --------------------------------------------------------------------------------------
                                                                             REAL ESTATE
                               MID-CAP EQUITY                                SECURITIES
                               FUND -- CLASS 1                             FUND -- CLASS 1
                                   SHARES           MONEY MARKET FUND          SHARES        S&P 500(R) INDEX FUND
                             ------------------  ----------------------  ------------------  ---------------------
                                                                     YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------
                               2009      2008       2009        2008        2009      2008      2009       2008
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (1,118)  (14,763)   (100,426)     22,279     52,683   47,015      8,991     (18,093)
 Net realized gain
   (loss) on investments....  (14,423) (570,415)          1          --    154,730  (33,747)  (206,653)   (778,828)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   43,829    66,659           1          (3)   181,013  (37,159)   400,826    (243,762)
 Capital gain
   distribution.............       --     1,470          --          --         --       --         --       2,635
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   28,288  (517,049)   (100,424)     22,276    388,426  (23,891)   203,164  (1,038,048)
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............       --   481,765  15,220,169   4,915,051    634,253  170,468         --     759,679
 Death benefits.............       --      (545) (3,969,535) (2,576,745)      (339)      --         --        (881)
 Surrenders.................   (5,871)  (23,907)   (521,191)   (434,236)   (23,751)  (3,472)   (26,867)    (35,313)
 Administrative expenses....     (342)   (1,559)    (30,957)     (9,037)    (4,892)    (867)      (275)     (2,895)
 Capital contribution
   (withdrawal).............       --        --          --          --         --       --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (6,453) (668,758) (3,065,348)  2,475,399   (142,587) 451,833    357,730  (1,152,105)
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (12,666) (213,004)  7,633,138   4,370,432    462,684  617,962    330,588    (431,515)
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
Increase (decrease) in
 net assets.................   15,622  (730,053)  7,532,714   4,392,708    851,110  594,071    533,752  (1,469,563)
Net assets at beginning
 of year....................   77,801   807,854   7,301,451   2,908,743    757,613  163,542    480,198   1,949,761
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
Net assets at end of year... $ 93,423    77,801  14,834,165   7,301,451  1,608,723  757,613  1,013,950     480,198
                             ========  ========  ==========  ==========  =========  =======  =========  ==========
Change in units (note 5):
 Units purchased............   88,221   282,966   4,749,341   1,719,038    417,631  144,788    263,337     439,875
 Units redeemed.............  (89,690) (344,069) (3,982,625) (1,294,765)  (357,995) (40,731)  (217,610)   (546,946)
                             --------  --------  ----------  ----------  ---------  -------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............   (1,469)  (61,103)    766,716     424,273     59,636  104,057     45,727    (107,071)
                             ========  ========  ==========  ==========  =========  =======  =========  ==========

                             -----------------

                             SMALL-CAP EQUITY
                              FUND -- CLASS 1
                                  SHARES
                             ----------------

                             -----------------
                               2009     2008
                             -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,215)    (750)
 Net realized gain
   (loss) on investments....   3,876   (4,006)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  26,232  (47,181)
 Capital gain
   distribution.............      --      651
                             -------  -------
    Increase (decrease)
     in net assets from
     operations.............  28,893  (51,286)
                             -------  -------
From capital
 transactions (note 4):
 Net premiums...............  25,361    5,000
 Death benefits.............      --       --
 Surrenders.................     (86)      --
 Administrative expenses....    (273)    (155)
 Capital contribution
   (withdrawal).............      --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............   5,074   (1,427)
                             -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  30,076    3,418
                             -------  -------
Increase (decrease) in
 net assets.................  58,969  (47,868)
Net assets at beginning
 of year....................  86,395  134,263
                             -------  -------
Net assets at end of year... 145,364   86,395
                             =======  =======
Change in units (note 5):
 Units purchased............  10,394      989
 Units redeemed.............  (6,677)    (471)
                             -------  -------
 Net increase (decrease)
   in units from capital
   transactions.............   3,717      518
                             =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ------------------------------------------  ---------------------
                                                                          GENWORTH   GENWORTH
                                                                           40/60      60/40
                                                                           INDEX      INDEX
                                                                         ALLOCATION ALLOCATION
                                                          U.S. EQUITY     FUND --    FUND --
                                   TOTAL RETURN         FUND -- CLASS 1   SERVICE    SERVICE
                              FUND -- CLASS 3 SHARES        SHARES         SHARES     SHARES
                             ------------------------  ----------------  ---------- ----------
                                                                              PERIOD FROM
                                       YEAR ENDED DECEMBER 31,              DECEMBER 09 TO
                             ------------------------------------------      DECEMBER 31,
                                 2009         2008       2009     2008           2009
                             -----------  -----------  -------  -------  --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (32,225)     123,178      459      149       (45)      (210)
 Net realized gain
   (loss) on investments....  (5,061,838)  (3,940,741) (10,992)  (1,735)       --         (4)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  13,536,582  (16,154,090)  14,696  (10,699)     (338)    (3,043)
 Capital gain
   distribution.............          --      257,698       --      203        --         --
                             -----------  -----------  -------  -------   -------    -------
    Increase (decrease)
     in net assets from
     operations.............   8,442,519  (19,713,955)   4,163  (12,082)     (383)    (3,257)
                             -----------  -----------  -------  -------   -------    -------
From capital
 transactions (note 4):
 Net premiums...............  23,708,853   23,894,618    2,000       --   112,349    580,000
 Death benefits.............          --     (128,382)      --       --        --         --
 Surrenders.................  (2,052,847)  (1,744,264)      --   (2,036)       --         --
 Administrative expenses....    (208,854)    (119,689)    (138)      --        --         --
 Capital contribution
   (withdrawal).............          --           --       --       --    15,000     10,500
 Transfers between
   subaccounts
   (including fixed
   account), net............  (3,290,574)  (1,295,555)  52,789    1,893        29        206
                             -----------  -----------  -------  -------   -------    -------
    Increase (decrease)
     in net assets from
     capital transactions...  18,156,578   20,606,728   54,651     (143)  127,378    590,706
                             -----------  -----------  -------  -------   -------    -------
Increase (decrease) in
 net assets.................  26,599,097      892,773   58,814  (12,225)  126,995    587,449
Net assets at beginning
 of year....................  47,858,917   46,966,144   18,859   31,084        --         --
                             -----------  -----------  -------  -------   -------    -------
Net assets at end of year... $74,458,014   47,858,917   77,673   18,859   126,995    587,449
                             ===========  ===========  =======  =======   =======    =======
Change in units (note 5):
 Units purchased............   9,882,828    6,573,214   20,463      173    11,124     59,653
 Units redeemed.............  (8,145,852)  (4,751,382) (15,128)    (276)       --     (1,696)
                             -----------  -----------  -------  -------   -------    -------
 Net increase (decrease)
   in units from capital
   transactions.............   1,736,976    1,821,832    5,335     (103)   11,124     57,957
                             ===========  ===========  =======  =======   =======    =======

                               GENWORTH VARIABLE INSURANCE TRUST
                             ---------------------------------------------------------





                               GENWORTH CALAMOS GROWTH     GENWORTH COLUMBIA MID CAP
                                FUND -- SERVICE SHARES    VALUE FUND -- SERVICE SHARES
                             ---------------------------- ---------------------------
                                            PERIOD FROM                  PERIOD FROM
                              YEAR ENDED  SEPTEMBER 04 TO  YEAR ENDED  SEPTEMBER 04 TO
                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                 2009          2008           2009          2008
                             ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (687)         --            (6,500)         2,210
 Net realized gain
   (loss) on investments....    15,471          --           186,560         (7,078)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     6,509          --           202,029        (15,735)
 Capital gain
   distribution.............        --          --                --             --
                               -------          --         ---------      ---------
    Increase (decrease)
     in net assets from
     operations.............    21,293          --           382,089        (20,603)
                               -------          --         ---------      ---------
From capital
 transactions (note 4):
 Net premiums...............   190,725          --           966,219        202,428
 Death benefits.............        --          --              (677)            --
 Surrenders.................      (648)         --           (38,261)        (6,067)
 Administrative expenses....      (212)         --            (6,683)          (881)
 Capital contribution
   (withdrawal).............        --          --                --             --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (1,950)         --          (119,095)       832,764
                               -------          --         ---------      ---------
    Increase (decrease)
     in net assets from
     capital transactions...   187,915          --           801,503      1,028,244
                               -------          --         ---------      ---------
Increase (decrease) in
 net assets.................   209,208          --         1,183,592      1,007,641
Net assets at beginning
 of year....................        --          --         1,007,641             --
                               -------          --         ---------      ---------
Net assets at end of year...   209,208          --         2,191,233      1,007,641
                               =======          ==         =========      =========
Change in units (note 5):
 Units purchased............    38,399          --           490,670        197,027
 Units redeemed.............   (17,216)         --          (399,654)       (43,654)
                               -------          --         ---------      ---------
 Net increase (decrease)
   in units from capital
   transactions.............    21,183          --            91,016        153,373
                               =======          ==         =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                             ----------------------------



                              GENWORTH DAVIS NY VENTURE
                                FUND -- SERVICE SHARES
                             ----------------------------
                                            PERIOD FROM
                              YEAR ENDED  SEPTEMBER 04 TO
                             DECEMBER 31,  DECEMBER 31,
                                 2009          2008
                             ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $ (1,084)          13
 Net realized gain
   (loss) on investments....     54,940            1
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      9,402          332
 Capital gain
   distribution.............         --           --
                               --------        -----
    Increase (decrease)
     in net assets from
     operations.............     63,258          346
                               --------        -----
From capital
 transactions (note 4):
 Net premiums...............    322,232        7,500
 Death benefits.............         --           --
 Surrenders.................         --           --
 Administrative expenses....       (739)          --
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    103,661          583
                               --------        -----
    Increase (decrease)
     in net assets from
     capital transactions...    425,154        8,083
                               --------        -----
Increase (decrease) in
 net assets.................    488,412        8,429
Net assets at beginning
 of year....................      8,429           --
                               --------        -----
Net assets at end of year...   $496,841        8,429
                               ========        =====
Change in units (note 5):
 Units purchased............     97,009        1,200
 Units redeemed.............    (46,170)          --
                               --------        -----
 Net increase (decrease)
   in units from capital
   transactions.............     50,839        1,200
                               ========        =====

                                                   GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------------------------
                                                                                          GENWORTH
                                                                                           GROWTH
                              GENWORTH EATON VANCE LARGE     GENWORTH GOLDMAN SACHS      ALLOCATION
                                  CAP VALUE FUND --         ENHANCED CORE BOND INDEX      FUND --
                                    SERVICE SHARES           FUND -- SERVICE SHARES    SERVICE SHARES
                             ---------------------------  ---------------------------  --------------
                                            PERIOD FROM                  PERIOD FROM    PERIOD FROM
                              YEAR ENDED  SEPTEMBER 04 TO  YEAR ENDED  SEPTEMBER 04 TO DECEMBER 09 TO
                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                 2009          2008           2009          2008            2009
                             ------------ --------------- ------------ --------------- --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      8,613          3,402       241,921          9,002           (12)
 Net realized gain
   (loss) on investments....    343,680          8,032       233,951         14,922            --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    226,874         80,352      (286,643)       123,296          (168)
 Capital gain
   distribution.............         --             --         3,063             --            --
                              ---------      ---------     ---------      ---------        ------
    Increase (decrease)
     in net assets from
     operations.............    579,167         91,786       192,292        147,220          (180)
                              ---------      ---------     ---------      ---------        ------
From capital
 transactions (note 4):
 Net premiums...............  2,708,520        522,032     2,714,111        523,491        99,810
 Death benefits.............     (1,707)            --        (1,662)            --            --
 Surrenders.................    (95,478)       (16,128)     (109,113)       (16,909)           --
 Administrative expenses....    (18,269)        (2,463)      (19,474)        (2,444)           --
 Capital contribution
   (withdrawal).............         --             --            --             --           100
 Transfers between
   subaccounts
   (including fixed
   account), net............     92,326      1,995,547       653,682      1,888,845        (9,999)
                              ---------      ---------     ---------      ---------        ------
    Increase (decrease)
     in net assets from
     capital transactions...  2,685,392      2,498,988     3,237,544      2,392,983        89,911
                              ---------      ---------     ---------      ---------        ------
Increase (decrease) in
 net assets.................  3,264,559      2,590,774     3,429,836      2,540,203        89,731
Net assets at beginning
 of year....................  2,590,774             --     2,540,203             --            --
                              ---------      ---------     ---------      ---------        ------
Net assets at end of year...  5,855,333      2,590,774     5,970,039      2,540,203        89,731
                              =========      =========     =========      =========        ======
Change in units (note 5):
 Units purchased............  1,204,050        446,727       934,104        332,358         9,842
 Units redeemed.............   (898,747)      (105,313)     (639,561)       (92,157)         (986)
                              ---------      ---------     ---------      ---------        ------
 Net increase (decrease)
   in units from capital
   transactions.............    305,303        341,414       294,543        240,201         8,856
                              =========      =========     =========      =========        ======

                             -------------------------------------------
                                                             GENWORTH
                                 GENWORTH LEGG MASON         MODERATE
                                CLEARBRIDGE AGGRESSIVE      ALLOCATION
                                    GROWTH FUND --           FUND --
                                    SERVICE SHARES        SERVICE SHARES
                             ---------------------------  --------------
                                            PERIOD FROM    PERIOD FROM
                              YEAR ENDED  SEPTEMBER 04 TO DECEMBER 09 TO
                             DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                 2009          2008            2009
                             ------------ --------------- --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (63,980)       (7,842)       11,475
 Net realized gain
   (loss) on investments....     709,326        21,738           237
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     543,389       176,358        (9,831)
 Capital gain
   distribution.............          --            --            --
                              ----------     ---------       -------
    Increase (decrease)
     in net assets from
     operations.............   1,188,735       190,254         1,881
                              ----------     ---------       -------
From capital
 transactions (note 4):
 Net premiums...............   2,989,788       622,109       427,218
 Death benefits.............      (2,044)           --            --
 Surrenders.................    (114,906)      (19,471)           --
 Administrative expenses....     (21,807)       (2,942)           --
 Capital contribution
   (withdrawal).............          --            --           103
 Transfers between
   subaccounts
   (including fixed
   account), net............    (316,147)    2,331,798            (2)
                              ----------     ---------       -------
    Increase (decrease)
     in net assets from
     capital transactions...   2,534,884     2,931,494       427,319
                              ----------     ---------       -------
Increase (decrease) in
 net assets.................   3,723,619     3,121,748       429,200
Net assets at beginning
 of year....................   3,121,748            --            --
                              ----------     ---------       -------
Net assets at end of year...   6,845,367     3,121,748       429,200
                              ==========     =========       =======
Change in units (note 5):
 Units purchased............   1,299,124       554,728        62,253
 Units redeemed.............  (1,038,334)     (136,390)      (19,641)
                              ----------     ---------       -------
 Net increase (decrease)
   in units from capital
   transactions.............     260,790       418,338        42,612
                              ==========     =========       =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                 GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------
                                                                GENWORTH PUTNAM
                                                             INTERNATIONAL CAPITAL          GENWORTH THORNBURG
                              GENWORTH PIMCO STOCKSPLUS          OPPORTUNITIES             INTERNATIONAL VALUE
                                FUND -- SERVICE SHARES       FUND -- SERVICE SHARES       FUND -- SERVICE SHARES
                             ---------------------------  ---------------------------  ---------------------------
                                            PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                              YEAR ENDED  SEPTEMBER 04 TO  YEAR ENDED  SEPTEMBER 04 TO  YEAR ENDED  SEPTEMBER 04 TO
                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                 2009          2008           2009          2008           2009          2008
                             ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   702,321       129,244       232,854         (3,327)      (21,342)          314
 Net realized gain
   (loss) on investments....     958,759         7,963       416,660          4,372       221,283         7,840
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (116,339)     (230,530)      (63,177)        73,459       131,675        53,066
 Capital gain
   distribution.............     482,094       188,762           649             --            --            --
                             -----------     ---------     ---------      ---------     ---------       -------
    Increase (decrease)
     in net assets from
     operations.............   2,026,835        95,439       586,986         74,504       331,616        61,220
                             -----------     ---------     ---------      ---------     ---------       -------
From capital
 transactions (note 4):
 Net premiums...............   4,076,051       851,947     1,078,678        233,811       988,889       186,828
 Death benefits.............      (2,807)           --          (683)            --          (677)           --
 Surrenders.................    (156,310)      (25,902)      (41,067)        (6,839)      (37,670)       (6,402)
 Administrative expenses....     (29,947)       (3,951)       (8,134)        (1,060)       (6,723)         (919)
 Capital contribution
   (withdrawal).............          --            --            --             --            --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (937,195)    3,262,917      (303,995)       822,399        (6,573)      738,679
                             -----------     ---------     ---------      ---------     ---------       -------
    Increase (decrease)
     in net assets from
     capital transactions...   2,949,792     4,085,011       724,799      1,048,311       937,246       918,186
                             -----------     ---------     ---------      ---------     ---------       -------
Increase (decrease) in
 net assets.................   4,976,627     4,180,450     1,311,785      1,122,815     1,268,862       979,406
Net assets at beginning
 of year....................   4,180,450            --     1,122,815             --       979,406            --
                             -----------     ---------     ---------      ---------     ---------       -------
Net assets at end of year... $ 9,157,077     4,180,450     2,434,600      1,122,815     2,248,268       979,406
                             ===========     =========     =========      =========     =========       =======
Change in units (note 5):
 Units purchased............   1,697,879       750,850       462,153        215,993       429,107       172,292
 Units redeemed.............  (1,418,426)     (172,983)     (400,660)       (52,622)     (334,680)      (44,124)
                             -----------     ---------     ---------      ---------     ---------       -------
 Net increase (decrease)
   in units from capital
   transactions.............     279,453       577,867        61,493        163,371        94,427       128,168
                             ===========     =========     =========      =========     =========       =======

                                          JANUS ASPEN SERIES
                             --------------------------------------------

                                   BALANCED                 FORTY
                             PORTFOLIO -- SERVICE   PORTFOLIO -- SERVICE
                                    SHARES                 SHARES
                             --------------------  ----------------------

                                        YEAR ENDED DECEMBER 31,
                             --------------------------------------------
                                2009       2008       2009        2008
                             ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    41,087     12,528     (69,742)    (48,406)
 Net realized gain
   (loss) on investments....    74,862   (212,323)    237,915    (273,273)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   529,397   (582,077)  1,335,010  (1,205,807)
 Capital gain
   distribution.............   122,559    199,270          --          --
                             ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   767,905   (582,602)  1,503,183  (1,527,486)
                             ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums............... 1,770,295    747,117   3,058,109   1,875,508
 Death benefits.............        --         --      (2,095)     (1,353)
 Surrenders.................   (92,167)   (80,903)   (130,813)    (75,481)
 Administrative expenses....   (10,249)    (3,209)    (23,106)     (7,480)
 Capital contribution
   (withdrawal).............        --         --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   328,669   (104,575)   (346,329)    844,586
                             ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 1,996,548    558,430   2,555,766   2,635,780
                             ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets................. 2,764,453    (24,172)  4,058,949   1,108,294
Net assets at beginning
 of year.................... 2,641,380  2,665,552   3,254,744   2,146,450
                             ---------  ---------  ----------  ----------
Net assets at end of year... 5,405,833  2,641,380   7,313,693   3,254,744
                             =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............   737,147    620,982   1,367,532     875,709
 Units redeemed.............  (561,994)  (570,945) (1,145,474)   (620,040)
                             ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............   175,153     50,037     222,058     255,669
                             =========  =========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                          LEGG MASON PARTNERS VARIABLE EQUITY TRUST                   MFS(R) VARIABLE INSURANCE TRUST
                     ---------------------------------------------------  ------------------------------------------------------
                        LEGG MASON                          LEGG MASON
                        CLEARBRIDGE       LEGG MASON       CLEARBRIDGE        MFS(R)
                         VARIABLE         CLEARBRIDGE        VARIABLE       INVESTORS
                        AGGRESSIVE      VARIABLE EQUITY    FUNDAMENTAL        TRUST          MFS(R) TOTAL       MFS(R) UTILITIES
                          GROWTH        INCOME BUILDER        VALUE         SERIES --      RETURN SERIES --        SERIES --
                       PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      SERVICE            SERVICE             SERVICE
                         CLASS II          CLASS II          CLASS I       CLASS SHARES      CLASS SHARES         CLASS SHARES
                     ----------------  ----------------  ---------------  -------------  --------------------  -----------------
                                                               YEAR ENDED DECEMBER 31,
                     -----------------------------------------------------------------------------------------------------------
                       2009     2008     2009     2008    2009     2008    2009   2008      2009       2008      2009     2008
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $  (423)    (457)     121       66      75      226      9     (19)    19,806     17,278    3,701    19,824
 Net realized
   gain (loss)
   on
   investments......    (544)    (177)   2,122  (10,594)   (250)    (342)  (126)    (60)   (13,322)   (73,516) (22,573)  (56,710)
 Change in
   unrealized
   appreciation
   (depreciation)
   on
   investments......  10,858  (19,452)    (416)   2,621   8,047  (16,943) 1,189  (2,639)   271,704   (360,243)  54,711   (97,253)
 Capital gain
   distribution.....      --       --       --      111      --       29     --     402         --     59,631       --    34,200
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   9,891  (20,086)   1,827   (7,796)  7,872  (17,030) 1,072  (2,316)   278,188   (356,850)  35,839   (99,939)
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
From capital
 transactions
 (note 4):
 Net premiums.......      --    8,435       --       --      --       --     --      --  1,241,759    514,640   30,820    22,975
 Death benefits.....      --       --       --       --      --       --     --      --         --     (3,228)      --        --
 Surrenders.........      --       --       --     (433)     --       --     --      --    (36,474)   (32,230)    (352)   (8,854)

   Administrative
   expenses.........    (144)    (121)      --       (5)    (60)     (83)    (5)     (5)    (6,076)    (2,210)    (443)     (247)
 Capital
   contribution
   (withdrawal).....      --       --       --       --      --       --     --      --         --         --       --        --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (170)     445     (945)  (9,775)    321     (302)  (177)   (270)   171,404    227,437   45,925  (185,381)
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...    (314)   8,759     (945) (10,213)    261     (385)  (182)   (275) 1,370,613    704,409   75,950  (171,507)
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
Increase
 (decrease) in
 net assets.........   9,577  (11,327)     882  (18,009)  8,133  (17,415)   890  (2,591) 1,648,801    347,559  111,789  (271,446)
Net assets at
 beginning of
 year...............  30,289   41,616    9,610   27,619  28,291   45,706  4,428   7,019  1,477,544  1,129,985  122,099   393,545
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
Net assets at
 end of year........ $39,866   30,289   10,492    9,610  36,424   28,291  5,318   4,428  3,126,345  1,477,544  233,888   122,099
                     =======  =======  =======  =======  ======  =======  =====  ======  =========  =========  =======  ========
Change in
 units (note
 5):
 Units
   purchased........     119      964   17,764   20,375      43       --     --      --    613,928    182,455   13,528    27,156
 Units redeemed.....    (152)     (37) (17,904) (21,634)    (10)     (61)   (22)    (25)  (476,679)  (105,599)  (7,650)  (39,625)
                     -------  -------  -------  -------  ------  -------  -----  ------  ---------  ---------  -------  --------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions.....     (33)     927     (140)  (1,259)     33      (61)   (22)    (25)   137,249     76,856    5,878   (12,469)
                     =======  =======  =======  =======  ======  =======  =====  ======  =========  =========  =======  ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             -----------------------------------------------------------------------------------
                                                     OPPENHEIMER
                                 OPPENHEIMER           CAPITAL       OPPENHEIMER GLOBAL      OPPENHEIMER MAIN
                                   BALANCED         APPRECIATION         SECURITIES               STREET
                                  FUND/VA --         FUND/VA --          FUND/VA --             FUND/VA --
                                SERVICE SHARES     SERVICE SHARES      SERVICE SHARES         SERVICE SHARES
                             -------------------  ----------------  --------------------  ---------------------
                                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                2009      2008      2009     2008      2009       2008       2009        2008
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (8,693)    6,940   (2,423)  (1,106)     3,256     (5,402)     (8,458)    (9,560)
 Net realized gain
   (loss) on investments....   (35,517)  (68,565)  30,615  (18,459)   364,675    (12,920)    666,575    (21,727)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   126,146  (220,249)  48,850  (46,158)   299,056     40,137     567,756     17,839
 Capital gain
   distribution.............        --    23,458       --       --     43,388      3,618          --     11,805
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    81,936  (258,416)  77,042  (65,723)   710,375     25,433   1,225,873     (1,643)
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............    78,686   157,627   90,390   62,588  1,824,939    410,028   3,619,042    804,594
 Death benefits.............        --        --       --       --     (1,025)        --      (2,396)        --
 Surrenders.................   (20,074)  (17,482)    (585)      --    (60,873)   (11,384)   (161,429)   (27,602)
 Administrative expenses....      (821)     (580)    (853)    (125)   (12,256)    (1,964)    (26,802)    (4,317)
 Capital contribution
   (withdrawal).............        --        --       --       --         --         --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............     8,437    58,266  (24,950)  66,666   (241,300) 1,226,215    (276,299) 2,913,403
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    66,228   197,831   64,002  129,129  1,509,485  1,622,895   3,152,116  3,686,078
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets.................   148,164   (60,585) 141,044   63,406  2,219,860  1,648,328   4,377,989  3,684,435
Net assets at beginning
 of year....................   405,862   466,447  111,034   47,628  1,691,615     43,287   3,920,074    235,639
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
Net assets at end of year... $ 554,026   405,862  252,078  111,034  3,911,475  1,691,615   8,298,063  3,920,074
                             =========  ========  =======  =======  =========  =========  ==========  =========
Change in units (note 5):
 Units purchased............   259,282   105,048   37,594   44,525    784,586    319,849   1,747,573    729,770
 Units redeemed.............  (250,323)  (78,615) (27,592) (31,536)  (636,590)   (76,923) (1,406,078)  (177,844)
                             ---------  --------  -------  -------  ---------  ---------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions.............     8,959    26,433   10,002   12,989    147,996    242,926     341,495    551,926
                             =========  ========  =======  =======  =========  =========  ==========  =========

                             ---------------------

                               OPPENHEIMER MAIN
                               STREET SMALL CAP
                                  FUND/VA --
                                SERVICE SHARES
                             --------------------

                             ---------------------
                                2009       2008
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (8,007)   (13,190)
 Net realized gain
   (loss) on investments....    24,501   (596,728)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   262,487   (172,351)
 Capital gain
   distribution.............        --     64,582
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   278,981   (717,687)
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   665,089    842,484
 Death benefits.............      (348)      (787)
 Surrenders.................   (28,452)   (38,132)
 Administrative expenses....    (4,552)    (3,033)
 Capital contribution
   (withdrawal).............        --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (145,442)  (604,457)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   486,295    196,075
                             ---------  ---------
Increase (decrease) in
 net assets.................   765,276   (521,612)
Net assets at beginning
 of year....................   710,187  1,231,799
                             ---------  ---------
Net assets at end of year... 1,475,463    710,187
                             =========  =========
Change in units (note 5):
 Units purchased............   455,781    550,846
 Units redeemed.............  (401,969)  (561,279)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions.............    53,812    (10,433)
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                     PIMCO VARIABLE INSURANCE TRUST
                             ---------------------------------------------------------------------------------------
                                                                            LONG-TERM
                                 ALL ASSET           HIGH YIELD          U.S. GOVERNMENT          LOW DURATION
                                PORTFOLIO --        PORTFOLIO --           PORTFOLIO --           PORTFOLIO --
                               ADVISOR CLASS    ADMINISTRATIVE CLASS   ADMINISTRATIVE CLASS   ADMINISTRATIVE CLASS
                                   SHARES              SHARES                 SHARES                 SHARES
                             -----------------  --------------------  ---------------------  ----------------------
                                                                        YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                               2009      2008      2009       2008       2009       2008        2009        2008
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  8,903    5,425    129,433     18,581    148,351      42,044     737,537     318,608
 Net realized gain
   (loss) on investments....    9,399  (67,835)   242,712    (11,968)   (51,683)     58,226      64,504    (383,604)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   10,027  (16,658)   227,567    (18,291)  (292,722)     58,684     158,268    (446,758)
 Capital gain
   distribution.............       --      294         --      3,582    103,987       6,049     372,162      95,620
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   28,329  (78,774)   599,712     (8,096)   (92,067)    165,003   1,332,471    (416,134)
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............   23,664   35,641  1,255,258    247,130  1,466,505   1,080,179   8,578,687   6,835,323
 Death benefits.............       --       --       (678)        --       (667)     (1,526)     (5,333)     (9,271)
 Surrenders.................     (512)      --    (62,530)    (9,589)   (50,267)   (139,759)   (416,536)   (394,898)
 Administrative expenses....     (652)      (4)   (10,135)    (1,044)    (9,988)     (4,614)    (67,148)    (27,219)
 Capital contribution
   (withdrawal).............       --       --         --         --         --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    8,526  158,997    195,316    868,521    524,502  (1,574,024)  1,992,925  (6,191,862)
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   31,026  194,634  1,377,231  1,105,018  1,930,085    (639,744) 10,082,595     212,073
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   59,355  115,860  1,976,943  1,096,922  1,838,018    (474,741) 11,415,066    (204,061)
Net assets at beginning
 of year....................  115,860       --  1,148,559     51,637  1,144,453   1,619,194   9,672,913   9,876,974
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
Net assets at end of year... $175,215  115,860  3,125,502  1,148,559  2,982,471   1,144,453  21,087,979   9,672,913
                             ========  =======  =========  =========  =========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   13,575   37,131    530,498    179,423    519,407     573,036   3,498,628   3,673,959
 Units redeemed.............  (10,365) (24,845)  (399,210)   (41,256)  (361,079)   (630,566) (2,605,180) (3,680,500)
                             --------  -------  ---------  ---------  ---------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............    3,210   12,286    131,288    138,167    158,328     (57,530)    893,448      (6,541)
                             ========  =======  =========  =========  =========  ==========  ==========  ==========

                             ----------------------

                                  TOTAL RETURN
                                  PORTFOLIO --
                              ADMINISTRATIVE CLASS
                                     SHARES
                             ---------------------

                             ----------------------
                                2009        2008
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    356,067    122,876
 Net realized gain
   (loss) on investments....     93,581    (14,938)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     19,199    (53,012)
 Capital gain
   distribution.............    160,334     30,948
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    629,181     85,874
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............  4,828,416  2,174,293
 Death benefits.............     (1,655)    (1,566)
 Surrenders.................   (188,563)   (83,788)
 Administrative expenses....    (32,795)    (8,065)
 Capital contribution
   (withdrawal).............         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,296,028    226,765
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  5,901,431  2,307,639
                             ----------  ---------
Increase (decrease) in
 net assets.................  6,530,612  2,393,513
Net assets at beginning
 of year....................  4,234,255  1,840,742
                             ----------  ---------
Net assets at end of year... 10,764,867  4,234,255
                             ==========  =========
Change in units (note 5):
 Units purchased............  1,410,549    851,042
 Units redeemed.............   (927,527)  (648,202)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions.............    483,022    202,840
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                            THE UNIVERSAL
                                                                                         INSTITUTIONAL FUNDS,
                                             THE PRUDENTIAL SERIES FUND                         INC.
                             ----------------------------------------------------------  ------------------
                              JENNISON 20/20 FOCUS     JENNISON      NATURAL RESOURCES    EQUITY AND INCOME
                                  PORTFOLIO --       PORTFOLIO --       PORTFOLIO --        PORTFOLIO --
                                CLASS II SHARES     CLASS II SHARES   CLASS II SHARES      CLASS II SHARES
                             ---------------------  --------------  -------------------  ------------------
                                                                    YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------
                                2009       2008      2009    2008      2009      2008       2009       2008
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (3,622)     97,659      (3)    (30)    77,713    74,760     18,312     1,635
 Net realized gain
   (loss) on investments....    (8,869) (1,175,723)   (979)     (2)   (24,435) (274,073)    31,395   (28,329)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   132,895     (40,042)    913  (1,241)   528,724  (405,794)   285,122   (25,211)
 Capital gain
   distribution.............        --          --      --      --         --        --         --     4,126
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
    Increase (decrease)
     in net assets from
     operations.............   120,404  (1,118,106)    (69) (1,273)   582,002  (605,107)   334,829   (47,779)
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
From capital
 transactions (note 4):
 Net premiums...............    30,189     924,726      --      --  1,853,594   570,392    102,850    91,564
 Death benefits.............        --      (1,109)     --      --       (324)     (221)        --        --
 Surrenders.................   (23,805)    (45,920)     --      --    (18,289)  (15,397)   (48,624)   (8,630)
 Administrative expenses....      (779)     (4,007)     --      (2)    (4,905)   (1,707)    (9,884)     (344)
 Capital contribution
   (withdrawal).............        --          --      --      --         --        --         --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    15,835  (1,328,656) (1,984)     (2)  (282,671)   95,097  1,164,817   (65,793)
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
    Increase (decrease)
     in net assets from
     capital transactions...    21,440    (454,966) (1,984)     (4) 1,547,405   648,164  1,209,159    16,797
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
Increase (decrease) in
 net assets.................   141,844  (1,573,072) (2,053) (1,277) 2,129,407    43,057  1,543,988   (30,982)
Net assets at beginning
 of year....................   224,327   1,797,399   2,053   3,330    670,379   627,322    116,074   147,056
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
Net assets at end of year... $ 366,171     224,327      --   2,053  2,799,786   670,379  1,660,062   116,074
                             =========  ==========  ======  ======  =========  ========  =========   =======
Change in units (note 5):
 Units purchased............   174,948     566,137      --      --    425,315   223,583    240,036    63,440
 Units redeemed.............  (173,450)   (691,265)   (275)     --   (298,439) (170,800)   (68,981)  (62,858)
                             ---------  ----------  ------  ------  ---------  --------  ---------   -------
 Net increase (decrease)
   in units from capital
   transactions.............     1,498    (125,128)   (275)     --    126,876    52,783    171,055       582
                             =========  ==========  ======  ======  =========  ========  =========   =======

                                VAN KAMPEN LIFE
                               INVESTMENT TRUST
                             --------------------
                                   COMSTOCK
                                 PORTFOLIO --
                                CLASS II SHARES
                             --------------------

                             --------------------
                               2009       2008
                             --------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    5,697      17,898
 Net realized gain
   (loss) on investments....    2,583  (1,277,445)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   47,264      36,373
 Capital gain
   distribution.............       --     101,960
                             --------  ----------
    Increase (decrease)
     in net assets from
     operations.............   55,544  (1,121,214)
                             --------  ----------
From capital
 transactions (note 4):
 Net premiums...............  165,028   1,206,410
 Death benefits.............       --      (1,449)
 Surrenders.................   (9,830)    (57,402)
 Administrative expenses....   (1,077)     (4,229)
 Capital contribution
   (withdrawal).............       --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (17,823) (1,869,275)
                             --------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  136,298    (725,945)
                             --------  ----------
Increase (decrease) in
 net assets.................  191,842  (1,847,159)
Net assets at beginning
 of year....................  124,160   1,971,319
                             --------  ----------
Net assets at end of year...  316,002     124,160
                             ========  ==========
Change in units (note 5):
 Units purchased............  294,008     807,295
 Units redeemed............. (275,788)   (984,073)
                             --------  ----------
 Net increase (decrease)
   in units from capital
   transactions.............   18,220    (176,778)
                             ========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                         Notes to Financial Statements

                               December 31, 2009

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") is a separate investment account established on June 5, 2002 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective December 9, 2009, the following Portfolios were added to the Separate Account:

Genworth Variable Insurance Trust -- Genworth 40/60 Index    Genworth Variable Insurance Trust -- Genworth Growth
  Allocation Fund -- Service Shares                            Allocation Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth 60/40 Index    Genworth Variable Insurance Trust -- Genworth Moderate
  Allocation Fund -- Service Shares                            Allocation Fund -- Service Shares

   The following Portfolios were not available as investment options for contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund    Legg Mason Partners Variable Equity Trust -- Legg Mason
  -- Series II shares                                          ClearBridge Variable Aggressive Growth Portfolio -- Class
BlackRock Variable Series Funds, Inc. -- BlackRock Large       II
  Cap Growth V.I. Fund -- Class III Shares                   Legg Mason Partners Variable Equity Trust -- Legg Mason
GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares    ClearBridge Variable Fundamental Value Portfolio -- Class
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class     I
  1 Shares                                                   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust
GE Investments Funds, Inc. -- Premier Growth Equity Fund --    Series -- Service Class Shares
  Class 1 Shares                                             Oppenheimer Variable Account Funds -- Oppenheimer MidCap
GE Investments Funds, Inc. -- S&P 500(R) Index Fund            Fund/VA -- Service Shares

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009


   As of December 31, 2009, the following Portfolios were available as investment options for contracts, but not shown on the financial statements due to not having had any activity from January 1, 2008 through December 31, 2009:

AIM Variable Insurance Funds -- AIM V.I. Capital             Oppenheimer Variable Account Funds -- Oppenheimer MidCap
  Appreciation Fund -- Series I shares                         Fund/VA -- Service Shares
GE Investments Funds, Inc. -- Premier Growth Equity Fund --  Van Kampen Life Investment Trust -- Capital Growth
  Class 1 Shares                                               Portfolio -- Class II Shares
MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth
  Stock Series -- Service Class Shares

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

  .  LEVEL 3 -- unobservable inputs

   The investments of the Separate Account are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2009.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009


  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2009 were:

                                                                                 COST OF     PROCEEDS
                                                                                  SHARES       FROM
FUND/PORTFOLIO                                                                   ACQUIRED   SHARES SOLD
--------------                                                                  ----------- -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................. $     1,814 $       199
 AIM V.I. Core Equity Fund -- Series I shares..................................      81,615      88,817
 AIM V.I. International Growth Fund -- Series II shares........................   8,212,502   6,747,541
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B...............   1,808,809   1,362,545
 AllianceBernstein Global Thematic Growth Portfolio -- Class B.................     226,427     223,350
 AllianceBernstein Growth and Income Portfolio -- Class B......................     209,213     179,487
 AllianceBernstein International Value Portfolio -- Class B....................  12,433,739  10,896,567
 AllianceBernstein Large Cap Growth Portfolio -- Class B.......................          --       2,018
 AllianceBernstein Small Cap Growth Portfolio -- Class B.......................     149,326      87,738
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II......................................  16,820,655  11,763,987
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III Shares...........................     224,223     105,853
 BlackRock Global Allocation V.I. Fund -- Class III Shares.....................  64,339,424  42,214,153
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares......................          64         240
 BlackRock Value Opportunities V.I. Fund -- Class III Shares...................     102,540      19,865
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A......................     525,131     287,761
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B.   6,526,185   5,515,393
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund..................................................   5,954,817   4,348,964
 VT Worldwide Health Sciences Fund.............................................       5,194         934

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                                                              COST OF     PROCEEDS
                                                                               SHARES       FROM
FUND/PORTFOLIO                                                                ACQUIRED   SHARES SOLD
--------------                                                               ----------- -----------
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2......................................... $    20,891 $    13,847
Federated Insurance Series
 Federated High Income Bond Fund II -- Service Shares.......................     110,196      38,968
 Federated Kaufmann Fund II -- Service Shares...............................   3,889,926   3,050,367
Fidelity(R) Variable Insurance Products Fund
 VIP Balanced Portfolio -- Service Class 2..................................   2,878,130   2,769,948
 VIP Contrafund(R) Portfolio -- Service Class 2.............................   3,680,391   3,203,362
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2..............     372,268     231,625
 VIP Equity-Income Portfolio -- Service Class 2.............................   1,465,742   1,411,036
 VIP Growth & Income Portfolio -- Service Class 2...........................      61,365      16,087
 VIP Growth Portfolio -- Service Class 2....................................     117,157     127,183
 VIP Investment Grade Bond Portfolio -- Service Class 2.....................   2,604,763   2,023,338
 VIP Mid Cap Portfolio -- Service Class 2...................................   1,791,092   1,283,552
 VIP Value Strategies Portfolio -- Service Class 2..........................     136,825      46,718
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares..........................  29,476,868  31,179,483
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares....   6,851,561   7,614,387
 Mutual Shares Securities Fund -- Class 2 Shares............................  10,268,804   7,790,624
 Templeton Growth Securities Fund -- Class 2 Shares.........................     462,560     360,157
GE Investments Funds, Inc.
 Core Value Equity Fund -- Class 1 Shares...................................      43,156      25,660
 Income Fund -- Class 1 Shares..............................................      21,064      29,820
 Mid-Cap Equity Fund -- Class 1 Shares......................................     733,435     747,219
 Money Market Fund..........................................................  48,451,068  40,856,415
 Real Estate Securities Fund -- Class 1 Shares..............................   3,065,096   2,555,317
 S&P 500(R) Index Fund......................................................   2,075,674   1,736,079
 Small-Cap Equity Fund -- Class 1 Shares....................................      82,918      54,053
 Total Return Fund -- Class 3 Shares........................................  89,807,288  72,929,988
 U.S. Equity Fund -- Class 1 Shares.........................................     194,714     139,604
Genworth Variable Insurance Trust
 Genworth 40/60 Index Allocation Fund -- Service Shares.....................     127,378          39
 Genworth 60/40 Index Allocation Fund -- Service Shares.....................     607,698      17,175
 Genworth Calamos Growth Fund -- Service Shares.............................     352,968     165,732
 Genworth Columbia Mid Cap Value Fund -- Service Shares.....................   3,803,439   3,016,868
 Genworth Davis NY Venture Fund -- Service Shares...........................     833,912     409,824
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares................   9,852,327   7,182,655
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares.....  10,646,412   7,176,177
 Genworth Growth Allocation Fund -- Service Shares..........................      99,910      10,008
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares...  11,546,761   9,104,515
 Genworth Moderate Allocation Fund -- Service Shares........................     636,273     197,458
 Genworth PIMCO StocksPLUS Fund -- Service Shares...........................  16,873,921  12,778,511
 Genworth Putnam International Capital Opportunities Fund -- Service Shares.   4,631,494   3,683,874
 Genworth Thornburg International Value Fund -- Service Shares..............   3,887,807   2,980,340
Janus Aspen Series
 Balanced Portfolio -- Service Shares.......................................   8,043,699   5,885,290
 Forty Portfolio -- Service Shares..........................................  14,051,622  11,594,625

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                                                               COST OF     PROCEEDS
                                                                                SHARES       FROM
FUND/PORTFOLIO                                                                 ACQUIRED   SHARES SOLD
--------------                                                                ----------- -----------
Legg Mason Partners Variable Equity Trust
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II..... $       756 $     1,493
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II.     121,285     122,111
 Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I......         749         414
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series -- Service Class Shares.......................          62         235
 MFS(R) Total Return Series -- Service Class Shares..........................   5,496,200   4,111,474
 MFS(R) Utilities Series -- Service Class Shares.............................     162,360      82,708
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA -- Service Shares..............................   1,557,553   1,501,423
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares..................     302,323     240,737
 Oppenheimer Global Securities Fund/VA -- Service Shares.....................   6,918,428   5,377,787
 Oppenheimer Main Street Fund/VA -- Service Shares...........................  14,182,767  11,075,892
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares.................   3,331,708   2,860,090
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares.................................     154,580     114,651
 High Yield Portfolio -- Administrative Class Shares.........................   5,484,375   3,994,763
 Long-Term U.S. Government Portfolio -- Administrative Class Shares..........   6,682,952   4,511,893
 Low Duration Portfolio -- Administrative Class Shares.......................  40,754,685  29,594,799
 Total Return Portfolio -- Administrative Class Shares.......................  17,994,623  11,602,096
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II Shares...........................   1,589,981   1,572,160
 Jennison Portfolio -- Class II Shares.......................................          --       1,989
 Natural Resources Portfolio -- Class II Shares..............................   4,693,804   3,071,897
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II Shares..............................   1,811,952     584,405
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.......................................   2,089,534   1,947,535

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Footnote (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDERS)             the assets invested in each Portfolio
 This charge is assessed through a      (fund).
   reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.00% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
   reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $25 per contract year.
 This charge is assessed through a
   redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
   redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust.

  (D) BONUS CREDIT

   For contract P1165, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.10% for the Genworth 40/60 Index Allocation Fund -- Service Shares, 0.10% for the Genworth 60/40 Index Allocation Fund -- Service Shares, 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.60% for the Genworth Columbia Mid Cap Value Fund -- Service Shares, 0.50% for the

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.05% for the Genworth Growth Allocation Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.05% for the Genworth Moderate Allocation Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares, 0.70% for the Genworth Putnam International Capital Opportunities Fund -- Service Shares and 0.65% for the Genworth Thornburg International Value Fund -- Service Shares.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2009 and 2008 are reflected in the Statements of Changes in Net Assets. Due to a recalculation of units during 2009, the units purchased and units redeemed balances for 2008 in this year's Statements of Changes in Net Assets are different for certain subaccounts than the balances reported in last year's Statements of Changes in Net Assets. The recalculation of units was driven by a change in unit values that resulted from a reclassification of accumulation units into existing classes based on the asset based charges for those accumulation units. However, the recalculation of the units did not impact any of the subaccount net asset values for 2008.

(6)FINANCIAL HIGHLIGHTS

   GLAIC offers several variable annuity products through the subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2009, 2008, 2007 and 2006 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2009 and were available to contract owners during 2009.

                                EXPENSES AS A                            NET   INVESTMENT
                                 % OF AVERAGE                           ASSETS   INCOME
                                NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2009........................ 1.15% to 1.15%    2,323   7.89 to  7.89    18    1.29%      46.04% to   46.04%
   2008........................ 1.15% to 1.15%    2,027   5.40 to  5.40    11    2.36%    (52.46)% to (52.46)%
   2007........................ 1.15% to 1.15%    1,754  11.36 to 11.36    20    0.53%       0.19% to    0.19%
 AIM V.I. Core Equity
   Fund -- Series I shares
   2009........................ 1.65% to 1.95%   11,535  10.38 to 11.70   120    1.80%      26.18% to   31.14%
   2008........................ 1.35% to 1.65%   12,420   6.68 to  8.23   102    2.67%    (31.09)% to (31.30)%
 AIM V.I. International Growth
   Fund -- Series II shares
   2009........................ 1.15% to 2.70%  381,264  10.90 to  7.84 3,959    1.69%      33.36% to   31.27%
   2008........................ 1.15% to 2.70%  238,137   8.18 to  5.98 1,801    0.47%    (41.22)% to (42.14)%
   2007........................ 1.15% to 2.70%  228,655  13.91 to 10.33 2,863    0.55%      13.09% to    4.91%
   2006........................ 1.15% to 2.10%   44,786  12.30 to 12.24   550    1.25%      15.64% to   15.17%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                        EXPENSES AS A                            NET   INVESTMENT
                                         % OF AVERAGE                           ASSETS   INCOME
                                        NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                        -------------- --------- -------------- ------ ---------- --------------------
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2009................................ 1.15% to 2.40%  239,572   8.66 to  8.29 2,049    0.87%      23.02% to   21.46%
   2008................................ 1.15% to 2.40%  183,436   7.04 to  6.82 1,277    3.02%    (31.01)% to (31.88)%
   2007................................ 1.15% to 2.40%   83,029  10.20 to 10.01   843    0.00%       6.19% to    0.44%
 AllianceBernstein Global Thematic
   Growth Portfolio -- Class B
   2009................................ 1.15% to 1.85%    3,612  10.68 to 10.41    38    0.00%      51.38% to   50.31%
   2008................................ 1.85% to 1.85%      605   6.93 to  6.93     4    0.00%    (48.44)% to (48.44)%
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2009................................ 1.15% to 1.15%    6,709   8.42 to  8.42    56    3.35%      18.97% to   18.97%
   2008................................ 1.15% to 1.15%    3,114   7.07 to  5.70    22    3.98%    (41.38)% to (41.38)%
   2007................................ 1.15% to 1.15%    2,323  12.07 to 12.07    28    0.69%       3.65% to    3.65%
 AllianceBernstein International Value
   Portfolio -- Class B
   2009................................ 1.15% to 2.70%  647,852   7.90 to  5.83 5,014    1.40%      32.81% to   30.73%
   2008................................ 1.15% to 2.70%  458,089   5.95 to  4.46 2,543    2.06%    (53.82)% to (54.55)%
   2007................................ 1.15% to 2.70%  543,187  12.88 to  9.82 6,325    1.44%       4.38% to  (2.74)%
   2006................................ 1.15% to 2.10%   85,282  12.34 to 12.28 1,050    0.00%      16.08% to   15.61%
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2009................................ 1.15% to 1.15%   16,149   9.84 to  9.84   159    0.00%      35.53% to   35.53%
   2008................................ 1.15% to 1.15%   16,201   7.26 to  7.26   118    0.00%    (40.52)% to (40.52)%
   2007................................ 1.15% to 1.15%   10,348  12.21 to 12.21   126    0.00%      12.30% to   12.30%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2009................................ 1.15% to 1.90%    7,996   9.21 to  8.97    75    0.00%      39.66% to   33.42%
   2008................................ 1.35% to 1.35%      145   6.56 to  6.56     1    0.00%    (46.36)% to (46.36)%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
    Class II
   2009................................ 1.15% to 2.70%  856,164  11.72 to 10.11 9,638    1.82%       8.97% to    7.26%
   2008................................ 1.15% to 2.70%  397,290  10.75 to  9.43 4,114    0.28%     (2.74)% to  (8.42)%
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund --
   Class III Shares
   2009................................ 1.15% to 1.95%   29,385   9.50 to 12.08   300    1.81%      29.36% to   38.72%
   2008................................ 1.15% to 1.65%   18,398   7.34 to  7.25   135    2.12%    (37.64)% to (37.95)%
   2007................................ 1.15% to 1.15%   15,320  11.77 to 11.77   180    1.86%       0.36% to    0.36%
   2006................................ 1.15% to 2.10%   16,708  11.73 to 11.67   196    3.37%      13.47% to   13.01%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                   -------------- --------- -------------- ------ ---------- --------------------
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2009........................... 1.15% to 2.70% 5,636,623 12.20 to 10.04 62,536    2.20%     19.53% to   17.65%
   2008........................... 1.15% to 2.70% 3,596,876 10.21 to  8.53 33,457    2.68%   (20.60)% to (21.84)%
   2007........................... 1.15% to 2.70% 1,913,950 12.86 to 10.91 21,745    7.83%     15.44% to   13.92%
   2006........................... 1.15% to 2.10%   105,358 11.14 to 11.08  1,169    5.02%      7.95% to    7.51%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   2009........................... 1.35% to 1.35%     2,441  8.44 to  8.44     21    0.36%     24.92% to   24.92%
   2008........................... 1.35% to 1.35%     2,441  6.76 to  6.76     16    0.24%   (41.69)% to (41.69)%
   2007........................... 1.35% to 1.35%     2,441 11.59 to 11.59     28    0.06%      6.60% to    6.60%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2009........................... 1.15% to 1.85%    16,939  7.98 to  7.78    135    0.88%     26.59% to   25.69%
   2008........................... 1.15% to 1.85%     5,696  6.30 to  6.19     36   25.68%   (40.90)% to (41.32)%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2009........................... 1.15% to 1.95%    52,966  9.47 to 11.54    523    0.70%     25.21% to   28.07%
   2008........................... 1.15% to 1.65%    28,294  7.56 to  7.47    213    0.23%   (40.15)% to (40.45)%
   2007........................... 1.15% to 1.15%    12,727 12.63 to 12.63    161    0.09%     16.12% to   16.12%
   2006........................... 1.15% to 2.10%     3,264 10.88 to 10.83     36    0.00%     10.07% to    9.62%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2009........................... 1.15% to 2.70%   303,930  9.86 to  7.59  2,905    1.79%     36.36% to   34.22%
   2008........................... 1.15% to 2.70%   201,048  7.23 to  5.65  1,377   11.35%   (49.08)% to (49.88)%
   2007........................... 1.15% to 2.70%   223,998 14.20 to 11.28  2,941    1.32%     18.23% to   19.62%
   2006........................... 1.15% to 2.10%    38,370 12.01 to 11.95    459    1.12%     15.25% to   14.78%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2009........................... 1.15% to 2.70%   312,907 10.59 to  9.71  3,283    4.48%     42.65% to   40.42%
   2008........................... 1.15% to 2.70%   161,494  7.43 to  6.92  1,175    5.59%   (27.98)% to (29.10)%
   2007........................... 1.15% to 2.70%   155,091 10.31 to  9.76  1,560    3.18%      0.39% to  (3.61)%
   2006........................... 1.15% to 2.10%     1,054 10.27 to 10.21     11    0.46%      2.25% to    1.83%
 VT Worldwide Health Sciences
   Fund
   2009........................... 1.15% to 1.15%     5,735 11.33 to 11.33     65    2.30%      9.14% to    9.14%
   2008........................... 1.15% to 1.15%     5,756 10.38 to 10.38     60    0.00%    (8.16)% to  (8.16)%
   2007........................... 1.15% to 1.15%     3,782 11.31 to 11.31     43    0.00%      4.94% to    4.94%
Evergreen Variable Annuity Trust
 Evergreen VA Omega
   Fund -- Class 2
   2009........................... 1.15% to 1.35%       728 12.30 to 12.22      9    0.00%     41.93% to   41.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                         EXPENSES AS A                            NET   INVESTMENT
                                          % OF AVERAGE                           ASSETS   INCOME
                                         NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                         -------------- --------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated High Income Bond Fund
   II -- Service Shares
   2009................................. 1.15% to 1.35%    6,507  12.06 to 11.97    78    0.00%      50.72% to   50.42%
 Federated Kaufmann
   Fund II -- Service Shares
   2009................................. 1.15% to 2.70%  226,286   9.94 to  7.81 2,224    0.00%      27.62% to   25.62%
   2008................................. 1.15% to 2.70%  138,780   7.79 to  6.21 1,012    0.06%    (42.58)% to (50.87)%
   2007................................. 1.15% to 1.15%    1,044  13.56 to 13.56    14    0.00%      19.23% to   19.23%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Balanced Portfolio -- Service
   Class 2
   2009................................. 1.15% to 2.40%  243,178  10.49 to  8.73 2,462    2.14%      36.73% to   35.00%
   2008................................. 1.15% to 2.40%  235,513   7.67 to  6.46 1,724    2.89%    (34.91)% to (35.73)%
   2007................................. 1.15% to 2.40%  172,750  11.79 to 10.06 1,938    3.53%       7.46% to    0.86%
   2006................................. 1.15% to 2.10%   22,871  10.97 to 10.91   250    0.00%       7.81% to    7.37%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2009................................. 1.15% to 2.40%  165,915   9.65 to  8.12 1,589    1.43%      33.91% to   32.22%
   2008................................. 1.15% to 2.40%  109,812   7.21 to  6.14   785    0.41%    (43.35)% to (44.07)%
   2007................................. 1.15% to 2.70%  245,619  12.73 to 10.96 2,994    8.89%      15.94% to   14.58%
   2006................................. 1.15% to 2.10%   24,607  10.98 to 10.92   269    0.85%       8.30% to    7.86%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2009................................. 1.65% to 1.65%   22,125   8.85 to  8.85   196    0.02%      33.55% to   33.55%
 VIP Equity-Income Portfolio --
   Service Class 2
   2009................................. 1.15% to 2.40%   22,525   8.42 to  6.64   188    2.74%      28.39% to   26.77%
   2008................................. 1.15% to 2.40%   16,339   6.56 to  5.24   106    0.25%    (43.47)% to (44.19)%
   2007................................. 1.15% to 2.70%  158,727  11.60 to  9.37 1,695    3.44%       0.09% to  (9.28)%
 VIP Growth & Income Portfolio --
   Service Class 2
   2009................................. 1.15% to 1.15%    5,141   8.96 to  8.96    46    1.08%      25.55% to   25.55%
 VIP Growth Portfolio -- Service
   Class 2
   2009................................. 1.15% to 1.65%    7,712   8.90 to  8.74    68    0.30%      26.49% to   25.85%
   2008................................. 1.15% to 1.65%    7,726   7.03 to  6.94    54    0.53%    (47.92)% to (48.18)%
   2007................................. 1.15% to 1.15%   17,989  13.50 to 13.50   243    0.10%      25.20% to   25.20%
 VIP Investment Grade Bond Portfolio
   -- Service Class 2
   2009................................. 1.15% to 2.40%   67,752  11.04 to 10.67   742    7.61%      14.14% to   12.70%
   2008................................. 1.15% to 2.40%   14,092   9.67 to  9.47   136    3.89%     (4.57)% to  (5.78)%
   2007................................. 1.15% to 2.70%  155,966  10.13 to 10.03 1,572    0.06%       1.94% to    0.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                     -------------- --------- -------------- ------ ---------- --------------------
 VIP Mid Cap Portfolio -- Service
   Class 2
   2009............................. 1.15% to 2.40%    69,626 10.27 to  8.49    713    1.41%     38.15% to   36.40%
   2008............................. 1.15% to 2.40%    16,805  7.44 to  6.22    124    4.27%   (40.30)% to (41.06)%
   2007............................. 1.15% to 2.70%    81,675 12.46 to 10.54    961    0.44%     14.00% to    8.08%
   2006............................. 1.15% to 2.10%     3,034 10.93 to 10.87     33    0.00%      6.98% to    6.54%
 VIP Value Strategies Portfolio --
   Service Class 2
   2009............................. 1.15% to 1.15%    16,949  8.87 to  8.87    150    0.42%     55.35% to   55.35%
   2008............................. 1.15% to 1.15%     5,251  5.71 to  5.71     30   15.93%   (51.85)% to (51.85)%
   2007............................. 1.15% to 1.15%     5,262 11.85 to 11.85     62    0.15%      4.22% to    4.22%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities Fund --
   Class 2 Shares
   2009............................. 1.15% to 2.70% 2,104,428 10.75 to  8.68 21,371    8.17%     34.04% to   31.94%
   2008............................. 1.15% to 2.70% 2,464,154  8.02 to  6.58 18,771    6.17%   (30.47)% to (31.56)%
   2007............................. 1.15% to 2.70% 1,680,403 11.54 to  9.62 18,227    2.79%      2.56% to  (5.65)%
   2006............................. 1.15% to 2.10%   237,842 11.25 to 11.19  2,667    0.00%      7.97% to    7.53%
 Franklin Templeton VIP Founding
   Funds Allocation Fund --
   Class 2 Shares
   2009............................. 1.15% to 2.70%   922,700  8.10 to  7.78  7,353    2.56%     28.75% to   26.74%
   2008............................. 1.15% to 2.70% 1,048,918  6.29 to  6.14  6,534    2.50%   (36.61)% to (37.60)%
   2007............................. 1.15% to 2.70%   664,282  9.93 to  9.84  6,559    0.00%    (2.17)% to  (4.89)%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2009............................. 1.15% to 2.70%   737,126  9.02 to  7.17  6,546    1.82%     24.60% to   22.65%
   2008............................. 1.15% to 2.70%   455,240  7.24 to  5.85  3,135    1.59%   (37.83)% to (38.81)%
   2007............................. 1.15% to 2.00%    87,552 11.65 to 11.49  1,016    1.96%      2.28% to    1.40%
   2006............................. 1.15% to 2.10%    30,331 11.39 to 11.33    345    0.00%     10.71% to   10.26%
 Templeton Growth Securities Fund
   -- Class 2 Shares
   2009............................. 1.15% to 1.65%    48,606  8.72 to  8.57    423    3.46%     29.60% to   28.94%
   2008............................. 1.15% to 1.65%    33,141  6.73 to  5.47    222    2.05%   (42.99)% to (43.28)%
   2007............................. 1.15% to 1.65%    29,630 11.80 to  9.64    349    1.82%      1.16% to  (5.27)%
   2006............................. 1.15% to 2.10%     8,062 11.67 to 11.61     94    0.00%     12.43% to   11.97%
GE Investments Funds, Inc.
 Core Value Equity Fund -- Class 1
   Shares
   2009............................. 1.15% to 1.65%     2,284 10.26 to 10.08     23    1.11%     23.96% to   23.33%
   2008............................. 1.65% to 1.65%       466  8.17 to  8.17      4    1.60%   (34.05)% to (34.05)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                     -------------- --------- -------------- ------ ---------- --------------------
 Income Fund -- Class 1 Shares
   2009............................. 1.15% to 1.75%    14,110 10.82 to 10.59    151    4.31%      6.64% to    6.00%
   2008............................. 1.15% to 2.00%    15,411 10.14 to  9.92    155    5.50%    (6.21)% to  (7.01)%
   2007............................. 1.15% to 2.00%    12,271 10.81 to 10.67    132    1.66%      3.62% to    2.72%
   2006............................. 1.15% to 2.10%    59,519 10.44 to 10.38    619    6.17%      3.17% to    2.75%
 Mid-Cap Equity Fund -- Class 1
   Shares
   2009............................. 1.15% to 2.40%     9,190 10.35 to  8.56     93    0.24%     39.82% to   38.05%
   2008............................. 1.15% to 2.40%    10,659  7.40 to  6.20     78    0.06%   (38.54)% to (39.31)%
   2007............................. 1.15% to 2.70%    71,762 12.04 to 10.20    808    3.73%     11.28% to    2.97%
 Money Market Fund
   2009............................. 1.15% to 2.40% 1,467,836 10.59 to  9.92 14,834    0.17%    (0.88)% to  (2.13)%
   2008............................. 1.15% to 2.10%   701,120 10.69 to 10.43  7,301    1.53%      1.06% to    0.10%
   2007............................. 1.15% to 2.00%   276,847 10.58 to 10.44  2,909    2.13%      3.71% to    2.81%
   2006............................. 1.15% to 2.10%    47,346 10.20 to 10.15    482    1.78%      1.58% to    1.16%
 Real Estate Securities Fund --
   Class 1 Shares
   2009............................. 1.15% to 2.70%   179,540  8.76 to  7.42  1,609    6.67%     34.21% to   32.10%
   2008............................. 1.15% to 2.70%   119,904  6.53 to  5.61    758   10.13%   (36.77)% to (57.80)%
   2007............................. 1.15% to 1.35%    15,847 10.33 to 10.29    164    9.60%   (15.84)% to (16.02)%
   2006............................. 1.15% to 2.10%    15,003 12.27 to 12.21    184    3.41%     14.08% to   13.62%
 S&P 500(R) Index Fund
   2009............................. 1.15% to 2.40%   112,354  9.11 to  7.40  1,014    2.70%     24.85% to   23.27%
   2008............................. 1.15% to 2.40%    66,627  7.30 to  6.00    480    0.97%   (38.13)% to (38.91)%
   2007............................. 1.15% to 2.70%   173,698 11.80 to  9.81  1,950    2.76%      3.96% to  (2.86)%
 Small-Cap Equity Fund -- Class 1
   Shares
   2009............................. 1.15% to 1.35%    16,086  9.04 to  8.98    145    0.00%     29.38% to   29.12%
   2008............................. 1.15% to 1.35%    12,369  6.99 to  5.92     86    0.51%   (38.31)% to (38.44)%
   2007............................. 1.15% to 1.35%    11,851 11.33 to 11.30    134    4.02%      1.21% to    1.00%
   2006............................. 1.15% to 2.10%     1,696 11.20 to 11.14     19    0.76%     11.94% to   11.49%
 Total Return Fund --
   Class 3 Shares
   2009............................. 1.00% to 2.70% 7,763,389 10.05 to  8.39 74,458    1.69%     19.36% to   17.31%
   2008............................. 1.15% to 2.70% 6,026,413  8.65 to  7.16 47,859    2.24%   (30.18)% to (31.28)%
   2007............................. 1.15% to 2.70% 4,204,581 12.39 to 10.41 46,966    4.26%     10.27% to    6.20%
   2006............................. 1.15% to 2.10%   284,399 11.23 to 11.18  3,184    4.24%      9.28% to    8.84%
 U.S. Equity Fund -- Class 1 Shares
   2009............................. 1.15% to 1.35%     7,798  9.96 to  9.89     78    1.07%     30.11% to   29.85%
   2008............................. 1.15% to 1.15%     2,463  7.66 to  7.66     19    1.70%   (36.79)% to (36.79)%
   2007............................. 1.15% to 1.15%     2,566 12.11 to 12.11     31    1.51%      6.76% to    6.76%
Genworth Variable Insurance Trust
 Genworth 40/60 Index Allocation
   Fund -- Service Shares
   2009............................. 1.45% to 1.90%    11,124 10.06 to 10.06    112    0.00%     13.16% to   12.67%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                     -------------- --------- -------------- ------ ---------- --------------------
 Genworth 60/40 Index Allocation
   Fund -- Service Shares
   2009............................. 1.45% to 1.70%   57,957   9.95 to  9.95   577     0.00%    (8.88)% to  (9.10)%
 Genworth Calamos Growth Fund --
   Service Shares
   2009............................. 1.15% to 1.90%   21,183   9.57 to  9.47   209     0.00%     48.62% to   37.00%
 Genworth Columbia Mid Cap Value
   Fund -- Service Shares
   2009............................. 1.15% to 2.70%  244,389   8.60 to  8.42 2,191     1.06%     30.66% to   28.61%
   2008............................. 1.15% to 2.70%  153,373   6.58 to  6.55 1,008     0.72%   (73.59)% to (74.00)%
 Genworth Davis NY Venture Fund --
   Service Shares
   2009............................. 1.15% to 1.90%   52,039   9.08 to  8.99   497     0.31%     29.27% to   34.95%
   2008............................. 1.15% to 1.35%    1,200   7.03 to  7.02     8     0.27%   (67.47)% to (67.53)%
 Genworth Eaton Vance Large Cap
   Value Fund -- Service Shares
   2009............................. 1.15% to 2.70%  646,717   8.73 to  8.55 5,855     1.74%     14.81% to   13.01%
   2008............................. 1.15% to 2.70%  341,414   7.60 to  7.56 2,591     0.60%   (58.22)% to (58.88)%
 Genworth Goldman Sachs Enhanced
   Core Bond Index Fund -- Service
   Shares
   2009............................. 1.15% to 2.70%  534,744  11.37 to 11.14 5,970     7.90%      7.33% to    5.65%
   2008............................. 1.15% to 2.70%  240,201  10.59 to 10.54 2,540     0.90%     20.16% to   18.30%
 Genworth Growth Allocation Fund --
   Service Shares
   2009............................. 1.45% to 1.65%    8,856  10.12 to 10.12    90     0.00%     27.33% to   27.09%
 Genworth Legg Mason ClearBridge
   Aggressive Growth Fund --
   Service Shares
   2009............................. 1.15% to 2.70%  679,128   9.86 to  9.66 6,845     0.03%     31.95% to   29.88%
   2008............................. 1.15% to 2.70%  418,338   7.48 to  7.44 3,122     0.07%   (60.39)% to (61.01)%
 Genworth Moderate Allocation Fund
   -- Service Shares
   2009............................. 1.65% to 1.90%   42,612  10.07 to 10.07   429     2.80%     15.22% to   14.95%
 Genworth PIMCO StocksPLUS Fund
   -- Service Shares
   2009............................. 1.15% to 2.70%  857,320  10.44 to 10.22 9,157    13.49%     44.02% to   41.76%
   2008............................. 1.15% to 2.70%  577,867   7.25 to  7.21 4,180     4.66%   (64.12)% to (64.68)%
 Genworth Putnam International
   Capital Opportunities Fund --
   Service Shares
   2009............................. 1.15% to 2.70%  224,864  10.66 to 10.44 2,435    16.45%     54.85% to   52.42%
   2008............................. 1.15% to 2.70%  163,371   6.88 to  6.85 1,123     0.00%   (69.53)% to (70.00)%
 Genworth Thornburg International
   Value Fund -- Service Shares
   2009............................. 1.15% to 2.70%  222,595   9.91 to  9.71 2,248     0.00%     29.46% to   27.43%
   2008............................. 1.15% to 2.70%  128,168   7.66 to  7.62   979     0.46%   (57.28)% to (57.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                           EXPENSES AS A                            NET   INVESTMENT
                                            % OF AVERAGE                           ASSETS   INCOME
                                           NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                           -------------- --------- -------------- ------ ---------- --------------------
Janus Aspen Series
 Balanced Portfolio -- Service Shares
   2009................................... 1.15% to 2.50%  464,612  12.36 to 10.33 5,406    3.02%      24.14% to   22.44%
   2008................................... 1.15% to 2.50%  289,459   9.96 to  8.43 2,641    2.43%    (17.03)% to (18.16)%
   2007................................... 1.15% to 2.50%  239,422  12.00 to 10.30 2,666    1.91%       9.01% to    4.56%
   2006................................... 1.15% to 2.10%   18,937  11.01 to 10.96   208    1.75%       8.37% to    7.93%
 Forty Portfolio -- Service Shares
   2009................................... 1.15% to 2.70%  628,284  12.28 to  9.66 7,314    0.01%      44.34% to   42.07%
   2008................................... 1.15% to 2.70%  406,226   8.51 to  6.80 3,255    0.01%    (44.95)% to (45.82)%
   2007................................... 1.15% to 2.70%  150,557  15.46 to 12.54 2,146    0.21%      35.02% to   40.16%
   2006................................... 1.15% to 2.10%   26,987  11.45 to 11.39   308    0.10%      11.39% to   10.94%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2009................................... 1.15% to 1.65%    4,718   8.48 to  8.33    40    0.00%      32.65% to   31.98%
   2008................................... 1.15% to 1.65%    4,751   6.39 to  6.31    30    0.00%    (41.26)% to (41.56)%
   2007................................... 1.15% to 1.15%    3,824  10.88 to 10.88    42    0.00%     (0.80)% to  (0.80)%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio --
   Class II
   2009................................... 1.80% to 1.80%    1,369   7.67 to  7.67    10    3.07%      20.43% to   20.43%
   2008................................... 1.80% to 1.80%    1,509   6.37 to  6.37    10    2.59%    (36.13)% to (36.13)%
   2007................................... 1.75% to 1.80%    2,768   9.98 to  9.98    28    5.07%     (0.28)% to  (0.33)%
   2006................................... 1.15% to 2.10%    1,193  11.08 to 11.03    13    1.85%       8.77% to    8.33%
 Legg Mason ClearBridge Variable
   Fundamental Value Portfolio --
   Class I
   2009................................... 1.15% to 1.15%    4,772   7.63 to  7.63    36    1.40%      27.87% to   27.87%
   2008................................... 1.15% to 1.15%    4,739   5.97 to  5.97    28    1.75%    (37.31)% to (37.31)%
   2007................................... 1.15% to 1.15%    4,800   9.52 to  9.52    46    6.75%     (6.93)% to  (6.93)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series -- Service
   Class Shares
   2009................................... 1.15% to 1.15%      523  10.16 to 10.16     5    1.33%      25.10% to   25.10%
   2008................................... 1.15% to 1.15%      545   8.12 to  8.12     4    0.84%    (34.02)% to (34.02)%
   2007................................... 1.15% to 1.15%      570  12.31 to 12.31     7    0.00%       8.76% to    8.76%
 MFS(R) Total Return Series -- Service
   Class Shares
   2009................................... 1.15% to 2.40%  320,833  10.16 to  8.49 3,126    2.84%      16.37% to   14.90%
   2008................................... 1.15% to 2.40%  183,584   8.73 to  7.39 1,478    3.21%    (23.22)% to (24.19)%
   2007................................... 1.15% to 2.40%  106,728  11.37 to  9.74 1,130    1.65%       2.73% to  (3.80)%
   2006................................... 1.15% to 2.10%   26,703  11.06 to 11.01   295    0.00%       7.93% to    7.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                           EXPENSES AS A                            NET   INVESTMENT
                                            % OF AVERAGE                           ASSETS   INCOME
                                           NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                           -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Utilities Series -- Service Class
   Shares
   2009................................... 1.15% to 1.65%   18,620  12.60 to 12.38   234    3.83%      31.34% to   30.68%
   2008................................... 1.15% to 1.65%   12,742   9.60 to  9.47   122    9.17%    (38.53)% to (38.84)%
   2007................................... 1.15% to 1.65%   25,211  15.61 to 15.49   394    3.71%      26.08% to   25.44%
   2006................................... 1.15% to 2.10%   15,439  12.38 to 12.32   191    0.00%      16.13% to   15.65%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA --
   Service Shares
   2009................................... 1.15% to 2.40%   78,984   7.64 to  6.34   554    0.00%      20.20% to   18.68%
   2008................................... 1.15% to 2.40%   70,025   6.35 to  5.34   406    2.98%    (44.27)% to (44.97)%
   2007................................... 1.15% to 2.40%   43,592  11.40 to  9.70   466    1.98%       2.29% to  (4.41)%
   2006................................... 1.15% to 2.10%   18,010  11.14 to 11.09   200    0.00%      10.38% to    9.93%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2009................................... 1.15% to 1.85%   26,861   9.42 to  9.19   252    0.01%      42.49% to   41.49%
   2008................................... 1.15% to 1.85%   16,859   6.61 to  5.53   111    0.00%    (46.29)% to (58.69)%
   2007................................... 1.15% to 1.15%    3,870  12.31 to 12.31    48    0.00%      12.54% to   12.54%
   2006................................... 1.15% to 2.10%      737  10.94 to 10.88     8    0.00%      10.66% to   10.21%
 Oppenheimer Global Securities Fund/
   VA -- Service Shares
   2009................................... 1.15% to 2.70%  394,485   9.87 to  8.30 3,911    1.63%      37.75% to   35.59%
   2008................................... 1.15% to 2.70%  246,489   7.16 to  6.12 1,692    0.08%    (41.02)% to (52.00)%
   2007................................... 1.15% to 1.15%    3,563  12.15 to 12.15    43    0.00%       4.85% to    4.85%
 Oppenheimer Main Street Fund/VA --
   Service Shares
   2009................................... 1.15% to 2.70%  913,717   8.95 to  7.89 8,298    1.34%      26.52% to   24.54%
   2008................................... 1.15% to 2.70%  572,222   7.07 to  6.33 3,920    0.24%    (39.33)% to (49.44)%
   2007................................... 1.15% to 2.00%   20,296  11.66 to 11.50   236    0.92%       2.95% to    2.06%
   2006................................... 1.15% to 2.10%   49,478  11.32 to 11.26   559    0.00%       9.98% to    9.54%
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2009................................... 1.15% to 2.70%  166,384   8.91 to  7.22 1,475    0.59%      35.31% to   33.19%
   2008................................... 1.15% to 2.70%  112,572   6.59 to  5.42   710    0.81%    (38.72)% to (39.68)%
   2007................................... 1.15% to 2.70%  123,005  10.75 to  8.99 1,232    0.01%     (2.54)% to (14.66)%
   2006................................... 1.15% to 2.10%      346  11.03 to 10.97     4    0.00%      10.84% to   10.39%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class
   Shares
   2009................................... 1.15% to 1.65%   15,496  11.32 to 11.12   175    7.33%      20.03% to   19.42%
   2008................................... 1.15% to 1.65%   12,286   9.43 to  9.31   116    2.58%    (16.88)% to (17.30)%
 High Yield Portfolio --
   Administrative Class Shares
   2009................................... 1.15% to 2.70%  274,164  11.53 to 10.07 3,126    7.94%      38.65% to   36.48%
   2008................................... 1.15% to 2.70%  142,876   8.32 to  7.38 1,149    3.18%    (24.39)% to (36.48)%
   2007................................... 1.15% to 2.00%    4,709  11.00 to 10.85    52    7.01%       2.31% to    1.42%
   2006................................... 1.15% to 2.10%   23,062  10.75 to 10.70   247    2.48%       6.04% to    5.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2009............................ 1.15% to 2.70%   246,294 12.65 to 11.23  2,982    8.51%    (5.49)% to  (6.97)%
   2008............................ 1.15% to 2.70%    87,966 13.39 to 12.07  1,144    4.05%     15.94% to   14.13%
   2007............................ 1.15% to 2.70%   145,496 11.55 to 10.57  1,619    3.51%      8.55% to    8.66%
   2006............................ 1.15% to 2.10%    23,437 10.64 to 10.59    249    3.09%      3.99% to    3.57%
 Low Duration Portfolio --
   Administrative Class Shares
   2009............................ 1.15% to 2.70% 1,812,717 12.03 to 11.09 21,088    6.82%     12.02% to   10.26%
   2008............................ 1.15% to 2.70%   919,269 10.74 to 10.05  9,673    4.50%    (1.57)% to  (3.11)%
   2007............................ 1.15% to 2.70%   925,810 10.91 to 10.38  9,877    2.20%      6.13% to    5.66%
 Total Return Portfolio --
   Administrative Class Shares
   2009............................ 1.15% to 2.70%   854,247 13.09 to 11.88 10,765    6.78%     12.73% to   10.96%
   2008............................ 1.15% to 2.70%   371,225 11.62 to 10.71  4,234    6.01%      3.59% to    1.97%
   2007............................ 1.15% to 2.70%   168,385 11.21 to 10.50  1,841    4.28%      7.55% to    7.48%
   2006............................ 1.15% to 2.10%   118,938 10.43 to 10.38  1,237    2.40%      2.63% to    2.21%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2009............................ 1.15% to 2.40%    31,984 11.54 to  9.31    366    0.00%     55.59% to   53.63%
   2008............................ 1.15% to 2.40%    30,486  7.42 to  6.06    224    7.10%   (40.10)% to (40.86)%
   2007............................ 1.15% to 2.70%   155,614 12.39 to 10.23  1,797   11.87%      8.88% to    3.44%
   2006............................ 1.15% to 2.10%    48,995 11.38 to 11.32    556    0.00%     12.54% to   12.08%
 Natural Resources Portfolio --
   Class II Shares
   2009............................ 1.15% to 2.70%   220,514 13.24 to 10.08  2,800    7.70%     74.38% to   71.65%
   2008............................ 1.15% to 2.70%    93,638  7.59 to  5.87    670   11.42%   (53.73)% to (54.45)%
   2007............................ 1.15% to 2.70%    40,855 16.41 to 12.89    627   29.23%     46.00% to   46.00%
   2006............................ 1.15% to 2.10%       676 11.24 to 11.19      8    0.00%      5.64% to    5.21%
The Universal Institutional
  Funds, Inc.
 Equity and Income Portfolio --
   Class II Shares
   2009............................ 1.15% to 2.40%   186,798  9.05 to  8.75  1,660    2.86%     21.08% to   19.55%
   2008............................ 1.15% to 2.40%    15,743  7.47 to  7.32    116    2.93%   (23.57)% to (24.54)%
   2007............................ 1.15% to 2.40%    15,161  9.78 to  9.69    147    0.52%    (3.30)% to  (4.52)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2009

                                        EXPENSES AS A                            NET   INVESTMENT
                                         % OF AVERAGE                           ASSETS   INCOME
                                        NET ASSETS (1) UNITS (2)   UNIT VALUE    000S  RATIO (3)    TOTAL RETURN (4)
                                        -------------- --------- -------------- ------ ---------- --------------------
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares
   2009................................ 1.15% to 2.40%   36,519   8.75 to  7.17   316    4.49%      26.93% to   25.33%
   2008................................ 1.15% to 2.40%   18,299   6.89 to  5.72   124    2.65%    (36.54)% to (37.35)%
   2007................................ 1.15% to 2.70%  195,077  10.86 to  9.11 1,971    0.35%     (3.47)% to (13.01)%
   2006................................ 1.15% to 2.10%   11,716  11.25 to 11.19   131    0.00%       9.49% to    9.05%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)Due to a recalculation of units during 2009, the units purchased and redeemed balances for 2007 and 2008 in this year's financial highlights are different for certain subaccounts than the balances reported in last year's financial highlights. The recalculation of units was driven by a change in unit values that resulted from a reclassification of accumulation units into existing classes based on the asset based charges for those accumulation units. However, the recalculation of the units did not impact any of the subaccount net asset values of prior years.
(3)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(4)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

      Consolidated Financial Statements and Financial Statement Schedules

                         Year ended December 31, 2009

    (With Reports of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                       Page
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm..................................  F-1
   Consolidated Statements of Income for the years ended December 31, 2009, 2008 and 2007.............  F-2
   Consolidated Balance Sheets as of December 31, 2009 and 2008.......................................  F-3
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2009,
     2008 and 2007....................................................................................  F-4
   Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.........  F-5
   Notes to Consolidated Financial Statements.........................................................  F-6
   Report of KPMG LLP, Independent Registered Public Accounting Firm, on Financial Statement
     Schedules........................................................................................ F-64
   Schedule I, Summary of investments-other than investments in related parties....................... F-65
   Schedule III, Supplemental Insurance Information................................................... F-66

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments in 2009.

/s/ KPMG LLP

Richmond, Virginia
April 13, 2010

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                               Years ended December 31,
                                     -                                       ----------------------------
                                                                               2009      2008      2007
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  982.4  $1,068.5  $1,063.2
Net investment income.......................................................    644.7     948.3   1,189.9
Net investment gains (losses)...............................................   (315.9)   (936.7)    (91.1)
Policy fees and other income................................................    599.2     607.7     491.3
                                                                             --------  --------  --------
   Total revenues...........................................................  1,910.4   1,687.8   2,653.3
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,032.7   1,138.8   1,105.4
Interest credited...........................................................    339.7     450.7     541.3
Acquisition and operating expenses, net of deferrals........................    247.0     270.2     244.2
Amortization of deferred acquisition costs and intangibles..................    241.0     244.0     151.4
Interest expense............................................................     91.7     168.1     205.1
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  1,952.1   2,271.8   2,247.4
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................    (41.7)   (584.0)    405.9
Provision (benefit) for income taxes........................................    (36.0)   (212.3)    101.3
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................     (5.7)   (371.7)    304.6
Equity in net income (loss) of unconsolidated subsidiary....................      4.4     (37.6)     19.1
                                                                             --------  --------  --------
Net income (loss)........................................................... $   (1.3) $ (409.3) $  323.7
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $ (592.1) $ (820.7) $  (62.4)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    226.6        --        --
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................   (365.5)   (820.7)    (62.4)
Other investment gains (losses).............................................     49.6    (116.0)    (28.7)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $ (315.9) $ (936.7) $  (91.1)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                                December 31,
                                                                                            --------------------
                                                                                               2009       2008
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $11,248.8  $10,771.7
       Equity securities available-for-sale, at fair value.................................     101.3       90.0
       Commercial mortgage loans...........................................................   2,363.3    2,704.1
       Policy loans........................................................................     515.7      505.8
       Other invested assets ($297.6 and $338.9 restricted)................................   2,607.4    2,991.8
                                                                                            ---------  ---------
              Total investments............................................................  16,836.5   17,063.4
   Cash and cash equivalents...............................................................   1,279.8    2,120.2
   Accrued investment income...............................................................     152.8      158.7
   Deferred acquisition costs..............................................................   3,180.1    3,294.8
   Intangible assets.......................................................................     491.8      641.5
   Goodwill................................................................................     450.9      450.9
   Reinsurance recoverable.................................................................   8,216.0    8,490.7
   Other assets............................................................................     491.2      648.7
   Separate account assets.................................................................  10,086.3    8,501.9
                                                                                            ---------  ---------
              Total assets................................................................. $41,185.4  $41,370.8
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,885.1  $ 9,936.2
       Policyholder account balances.......................................................  11,362.5   14,017.3
       Liability for policy and contract claims............................................     294.9      280.9
       Unearned premiums...................................................................      17.2       19.2
       Other liabilities ($299.4 and $396.5 restricted)....................................   1,082.3    1,519.5
       Non-recourse funding obligations....................................................   3,543.0    3,555.0
       Deferred income tax liability.......................................................     586.4      323.8
       Separate account liabilities........................................................  10,086.3    8,501.9
                                                                                            ---------  ---------
              Total liabilities............................................................  36,857.7   38,153.8
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,686.7    4,686.7
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................    (546.7)  (1,649.7)
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................    (129.8)        --
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................    (676.5)  (1,649.7)
          Derivatives qualifying as hedges.................................................      12.4       46.1
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................    (664.1)  (1,603.6)
       Retained earnings...................................................................     279.5      108.3
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,327.7    3,217.0
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $41,185.4  $41,370.8
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                                              Accumulated
                                                                  Additional     other                  Total
                                                 Preferred Common  paid-in   comprehensive Retained stockholder's
                                                   stock   stock   capital   income (loss) earnings    equity
                                                 --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2006................  $ 110.0  $25.6   $4,025.3    $    22.0   $ 260.8    $ 4,443.7
                                                                                                      ---------
Comprehensive income (loss):
   Net income...................................       --     --         --           --     323.7        323.7
   Net unrealized gains (losses) on investment
     securities.................................       --     --         --       (359.9)       --       (359.9)
   Derivatives qualifying as hedges.............       --     --         --          4.6        --          4.6
                                                                                                      ---------
Total comprehensive income (loss)...............                                                          (31.6)
Redemption of preferred stock...................   (110.0)    --         --           --        --       (110.0)
Dividends and other transactions with
  stockholder...................................       --     --       46.3           --     (62.0)       (15.7)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2007................       --   25.6    4,071.6       (333.3)    522.5      4,286.4
                                                                                                      ---------
Comprehensive income (loss):
   Net loss.....................................       --     --         --           --    (409.3)      (409.3)
   Net unrealized gains (losses) on investment
     securities.................................       --     --         --     (1,311.5)       --     (1,311.5)
   Derivatives qualifying as hedges.............       --     --         --         41.2        --         41.2
                                                                                                      ---------
Total comprehensive income (loss)...............                                                       (1,679.6)
Capital contribution............................       --     --      610.9           --        --        610.9
Other transactions with stockholder.............       --     --        4.2           --      (4.9)        (0.7)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2008................       --   25.6    4,686.7     (1,603.6)    108.3      3,217.0
                                                                                                      ---------
Cumulative effect of change in accounting, net
  of taxes and other adjustments................       --     --         --       (188.4)    188.5          0.1
Comprehensive income (loss):
   Net loss.....................................       --     --         --           --      (1.3)        (1.3)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........       --     --         --      1,143.9        --      1,143.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............       --     --         --         17.7        --         17.7
   Derivatives qualifying as hedges.............       --     --         --        (33.7)       --        (33.7)
                                                                                                      ---------
Total comprehensive income (loss)...............                                                        1,126.6
Other transactions with stockholder.............       --     --         --           --     (16.0)       (16.0)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2009................  $    --  $25.6   $4,686.7    $  (664.1)  $ 279.5    $ 4,327.7
                                                  =======  =====   ========    =========   =======    =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                                         Years ended December 31,
                                                                                     -------------------------------
                                                                                        2009       2008       2007
                                                                                     ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)................................................................ $    (1.3) $  (409.3) $   323.7
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Net investment losses (gains)................................................     315.9      936.7       91.1
       Equity in net (income) loss of unconsolidated subsidiary.....................      (4.4)      37.6      (19.1)
       Charges assessed to policyholders............................................    (394.2)    (364.3)    (349.5)
       Net increase (decrease) in trading securities and derivative instruments.....    (149.8)     199.8      (94.9)
       Amortization of fixed maturity discounts and premiums........................      60.0       36.7       (7.4)
       Acquisition costs deferred...................................................    (185.6)    (399.9)    (488.3)
       Amortization of deferred acquisition costs and intangibles...................     241.0      244.0      151.4
       Deferred income taxes........................................................    (289.7)    (108.4)     215.7
   Change in certain assets and liabilities:
       Accrued investment income and other assets...................................      43.0     (105.3)    (139.6)
       Insurance reserves...........................................................     699.6      819.2      707.5
       Other liabilities and other policy-related balances..........................      58.9      (96.5)     (48.4)
                                                                                     ---------  ---------  ---------
   Net cash from operating activities...............................................     393.4      790.3      342.2
                                                                                     ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities....................................................   1,605.4    1,812.5    2,419.7
       Commercial mortgage loans....................................................     247.2      297.1      505.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities.........................................   1,586.6    1,152.1    1,477.1
   Purchases and originations of investments:
       Fixed maturity and equity securities.........................................  (2,336.2)  (1,305.4)  (4,477.9)
       Commercial mortgage loans....................................................        --      (31.4)    (692.1)
   Other invested assets, net.......................................................    (253.2)  (1,026.0)    (148.2)
   Cash related to transfer of subsidiary to an affiliate...........................        --         --      (27.0)
   Policy loans, net................................................................      (9.9)     (39.0)     (11.2)
                                                                                     ---------  ---------  ---------
   Net cash from investing activities...............................................     839.9      859.9     (954.0)
                                                                                     ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts..............................   1,421.8    3,999.4    4,582.0
   Withdrawals from universal life and investment contracts.........................  (3,448.7)  (4,746.8)  (4,450.9)
   Proceeds from short-term borrowings and other, net...............................     (34.7)     272.8      518.2
   Payments on short-term borrowings................................................        --     (271.8)    (522.4)
   Proceeds from issuance of non-recourse funding obligations.......................        --         --      790.0
   Redemption of non-recourse funding obligations...................................     (12.0)        --         --
   Capital contribution from parent.................................................        --      600.0         --
   Capital contribution to unconsolidated subsidiary................................      (0.1)        --         --
   Redemption of preferred stock....................................................        --         --     (110.0)
   Dividends paid to stockholders...................................................        --         --       (2.5)
                                                                                     ---------  ---------  ---------
   Net cash from financing activities...............................................  (2,073.7)    (146.4)     804.4
                                                                                     ---------  ---------  ---------
   Net change in cash and cash equivalents..........................................    (840.4)   1,503.8      192.6
Cash and cash equivalents at beginning of year......................................   2,120.2      616.4      423.8
                                                                                     ---------  ---------  ---------
Cash and cash equivalents at end of year............................................ $ 1,279.8  $ 2,120.2  $   616.4
                                                                                     =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2009, 2008 and 2007

(1) Formation and Nature of Business

   (a) Formation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited ("BLAC"). On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

   On January 1, 2007, we transferred assets of $1,377.2 million, including cash and cash equivalents of $27.0 million and liabilities of $1,091.2 million of AML to GLICNY in exchange for an investment in GLICNY of $334.4 million, representing a 34.5% investment in GLICNY. Additionally, $2.1 million was recorded related to net unrealized investment gains and derivative items in equity related to the transfer. The transfer was recorded at book value as the entities were under common control, and accordingly, the difference of $46.3 million between the book value of AML and the investment in GLICNY was recorded as additional paid-in capital. Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2009 and 2008, the carrying value of our investment in GLICNY was $381.4 million and $219.1 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include: Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V"), LLC, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

   (b) Nature of Business

   We have two segments: (i) Protection; and (ii) Retirement Income, formerly known as Retirement Income and Institutional.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance and Medicare supplement insurance.

   Retirement income products include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies. In 2006, we discontinued the sale of structured settlement annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include unallocated corporate income and expenses and non-strategic products that are managed outside of our operating segments. Our non-strategic products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

   In December 2009, we began reporting our institutional and corporate-owned life insurance products, previously included in our Retirement Income and Protection segments, respectively, in Corporate and Other activities, as they were deemed non-strategic. All prior period amounts have been re-presented.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through April 13, 2010, which is the date the financial statements were issued.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. For universal life insurance contracts, charges to contractholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities. The liabilities recorded at fair value include derivative and guaranteed minimum withdrawal benefits ("GMWB") liabilities.

   We continually assess the non-performance risk on our liabilities recorded at fair value and will make adjustments in future periods as additional information is obtained that would indicate such an adjustment is necessary to accurately present the fair value measurement in accordance with U.S. GAAP.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities, all of which have scheduled maturities of less than three years. As of December 31, 2009 and 2008, the fair value of securities loaned under the securities lending program was $170.6 million and $121.0 million, respectively. As of December 31, 2009 and 2008, the fair value of collateral held under the securities lending program was $175.8 million and $128.0 million, respectively, and the obligation to return collateral of $176.0 million and $128.2 million, respectively, was included in other liabilities in the consolidated balance sheets. We had no non-cash collateral as of December 31, 2009 and 2008.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2009 and 2008, we recorded a charge to DAC as a result of our loss recognition and DAC recoverability testing of $49.0 million and $46.1 million, respectively. For the year ended December 31, 2007, there were no charges to income recorded as a result of our DAC recoverability or loss recognition testing.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2009, 2008 and 2007, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   For the years ended December 31, 2009, 2008 and 2007, no charges were recorded as a result of our goodwill impairment testing. See note 6 for additional information related to goodwill.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (m) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled, if there is no change in the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (r) Variable Interest Entities

   We are involved in certain entities that are considered variable interest entities ("VIEs") as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders.

   Our primary involvement related to VIEs includes securitization transactions and certain investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We have retained interests in VIEs where we are the servicer and transferor of certain assets that were sold to a newly created VIE. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

   As of December 31, 2009 and 2008, we were not required to consolidate any VIEs where there are third-party beneficial interest holders.

   (s) Accounting Changes

   Fair Value Measurements and Disclosures--Measuring Liabilities At Fair Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the U.S. Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Subsequent Events

   On June 30, 2009, we adopted new accounting guidance related to accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This accounting guidance required the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. On April 1, 2009, we recorded a net cumulative effect adjustment of $188.5 million to retained earnings with an offset to accumulated other comprehensive income (loss) of $188.4 million related to the adoption of this new accounting guidance. The following summarizes the components for the cumulative effect adjustment:

                                        Accumulated other
                                          comprehensive                     Total stockholder's
(Amounts in millions)                     income (loss)   Retained earnings       equity
---------------------                   ----------------- ----------------- -------------------
Investment securities..................      $(301.6)          $ 301.6             $  --
Adjustment to DAC......................          3.6              (4.5)             (0.9)
Adjustment to PVFP.....................          5.9              (5.8)              0.1
Adjustment to certain benefit reserves.           --               0.6               0.6
Provision for income taxes.............        103.7            (103.4)              0.3
                                             -------           -------             -----
Net cumulative effect adjustment.......      $(188.4)          $ 188.5             $ 0.1
                                             =======           =======             =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in VIEs. This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the SEC, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for that asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

   Amendment to Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   Accounting For Uncertainty In Income Taxes

   On January 1, 2007, we adopted new accounting guidance related to accounting for uncertainty in income taxes. This accounting guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of this new accounting guidance on January 1, 2007, the total amount of unrecognized tax benefits was $74.3 million, of which, $53.3 million, if recognized, would affect the effective tax rate.

   Accounting By Insurance Enterprises For DAC In Connection With Modifications Or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted new accounting guidance related to accounting by insurance enterprises for DAC in connection with modifications or exchanges of insurance contracts. This accounting guidance provides

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

guidance on accounting for DAC and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this new accounting guidance had no impact on our consolidated financial statements.

   (t) Accounting Pronouncements Not Yet Adopted

   In March 2010, the FASB issued new accounting guidance clarifying the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, entities will be required to bifurcate any embedded credit derivative features that no longer qualify under the amended scope exception, or, for certain investments, an entity can elect fair value option and record the entire investment at fair value. This accounting guidance will be effective for us on July 1, 2010. Upon adoption, any changes in the carrying value of impacted items will be recorded directly in retained earnings. We have not yet determined the impact this accounting guidance will have on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require additional disclosures about purchases, sales, issuances, and settlements in the rollforward of Level 3 fair value measurements. This new accounting guidance will be effective for us on January 1, 2011. We do not expect the adoption of this new accounting guidance to have a material impact on our consolidated financial statements.

   In June 2009, the FASB issued new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. This accounting guidance will be effective for us on January 1, 2010 and shall apply to transfers that occur on or after the effective date. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. However, the elimination of the qualifying special purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   In June 2009, the FASB issued new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise which has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. This accounting guidance will be effective for us on January 1, 2010. Upon adoption of this new accounting guidance, we will be required to consolidate certain VIEs, including previously qualified special-purpose entities and investment structures. We will record a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. We anticipate the impact upon adoption of this new accounting guidance will not be material to retained earnings on January 1, 2010, but will increase total assets and total liabilities approximately $100.0 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(3) Investments

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

 (Amounts in millions)                                 2009    2008     2007
 ---------------------                                ------  ------  --------
 Fixed maturity securities--taxable.................. $567.0  $773.6  $  928.0
 Commercial mortgage loans...........................  136.7   168.4     183.8
 Equity securities...................................    1.8     3.5       3.9
 Other invested assets...............................  (77.8)  (27.5)     40.7
 Policy loans........................................   31.8    29.7      28.2
 Cash, cash equivalents and short-term investments...    8.8    26.1      30.3
                                                      ------  ------  --------
    Gross investment income before expenses and fees.  668.3   973.8   1,214.9
 Expenses and fees...................................  (23.6)  (25.5)    (25.0)
                                                      ------  ------  --------
    Net investment income............................ $644.7  $948.3  $1,189.9
                                                      ======  ======  ========

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) were as follows for the years ended
December 31:

(Amounts in millions)                                             2009     2008    2007
---------------------                                           -------  -------  ------
Available-for-sale securities:
   Realized gains on sale...................................... $  28.5  $  31.7  $  9.8
   Realized losses on sale.....................................   (70.1)   (56.2)  (30.2)
Impairments:
   Total other-than-temporary impairments......................  (592.1)  (820.7)  (62.4)
   Portion of other-than-temporary impairments included in OCI.   226.6       --      --
                                                                -------  -------  ------
   Net other-than-temporary impairments........................  (365.5)  (820.7)  (62.4)
                                                                -------  -------  ------
Derivative instruments.........................................   112.1    (87.9)   (3.7)
Commercial mortgage loans......................................   (10.3)    (0.5)   (1.9)
Trading securities.............................................    (1.5)     2.6    (2.6)
Other..........................................................    (9.1)    (5.7)   (0.1)
                                                                -------  -------  ------
   Net investments gains (losses).............................. $(315.9) $(936.7) $(91.1)
                                                                =======  =======  ======

   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2009, 2008 and 2007 was $483.0 million, $443.9 million and $1,334.6 million, respectively, which was approximately 87.9%, 88.8% and 97.5%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

 (Amounts in millions)                                                   2009
 ---------------------                                                 -------
 Cumulative credit losses, beginning balance.......................... $    --
 Adoption of new accounting guidance related to other-than-temporary
   impairments........................................................   456.2
 Additions:
    Other-than-temporary impairments not previously recognized........    48.7
    Increases related to other-than-temporary impairments previously
      recognized......................................................    86.1
 Reductions:
    Securities sold, paid down or disposed............................  (213.8)
    Securities where there is intent to sell..........................    (3.9)
                                                                       -------
 Cumulative credit losses, ending balance............................. $ 373.3
                                                                       =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to DAC and PVFP that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) were as follows as of December 31:

(Amounts in millions)                                       2009       2008      2007
---------------------                                    ---------  ---------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $(1,080.2) $(2,565.1) $(508.1)
   Equity securities....................................      10.8       (9.6)     3.5
   Restricted other invested assets.....................      (1.7)     (57.6)   (15.3)
   Investment in unconsolidated subsidiary..............     (28.5)    (152.5)   (10.5)
   Other invested assets................................      (0.1)       0.7       --
                                                         ---------  ---------  -------
       Subtotal.........................................  (1,099.7)  (2,784.1)  (530.4)
                                                         ---------  ---------  -------
Adjustments to DAC and PVFP.............................      63.5      311.4     12.3
Deferred income taxes, net..............................     359.7      823.0    179.9
                                                         ---------  ---------  -------
Net unrealized investment gains (losses)................ $  (676.5) $(1,649.7) $(338.2)
                                                         =========  =========  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)                                                              2009       2008      2007
---------------------                                                           ---------  ---------  -------
Beginning balance.............................................................. $(1,649.7) $  (338.2) $  21.7
Cumulative effect of change in accounting......................................    (188.4)        --       --
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   1,567.5   (3,097.8)  (673.8)
   Adjustment to DAC...........................................................    (131.8)     150.8     14.8
   Adjustment to PVFP..........................................................    (125.6)     148.3     27.7
   Provision for deferred income taxes.........................................    (420.5)     938.5    219.4
                                                                                ---------  ---------  -------
       Change in unrealized gains (losses) on investment securities............     889.6   (1,860.2)  (411.9)
Reclassification adjustments to net investment (gains) losses, net of deferred
  taxes of $(146.5), $(295.4) and $(28.0)......................................     272.0      548.7     52.0
                                                                                ---------  ---------  -------
Ending balance................................................................. $  (676.5) $(1,649.7) $(338.2)
                                                                                =========  =========  =======

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  Gross unrealized gains      Gross unrealized losses
                                                --------------------------- --------------------------
                                      Amortized Not other-than- Other-than- Not other-than- Other-than-
                                       cost or    temporarily   temporarily   temporarily   temporarily   Fair
(Amounts in millions)                   cost       impaired      impaired      impaired      impaired     value
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $   649.7     $ 11.5         $  --       $    (6.7)     $    --   $   654.5
   Government--non-U.S...............     148.9       12.2            --            (6.5)          --       154.6
   U.S. corporate....................   5,551.7      122.9            --          (200.7)          --     5,473.9
   Corporate--non-U.S................   1,616.1       40.4          11.0          (142.3)          --     1,525.2
   Residential mortgage-backed.......   1,555.9       19.2           1.3          (243.3)      (175.7)    1,157.4
   Commercial mortgage-backed........   1,125.5        6.2           0.8          (311.3)       (34.5)      786.7
   Other asset-backed................   1,681.2        5.4            --          (179.1)       (11.0)    1,496.5
                                      ---------     ------         -----       ---------      -------   ---------
       Total fixed maturity
         securities..................  12,329.0      217.8          13.1        (1,089.9)      (221.2)   11,248.8
Equity securities....................      90.5       10.9            --            (0.1)          --       101.3
                                      ---------     ------         -----       ---------      -------   ---------
       Total available-for-sale
         securities.................. $12,419.5     $228.7         $13.1       $(1,090.0)     $(221.2)  $11,350.1
                                      =========     ======         =====       =========      =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                       Gross      Gross
                                                         Amortized   unrealized unrealized
(Amounts in millions)                                   cost or cost   gains      losses   Fair value
---------------------                                   ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government-sponsored
     entities..........................................  $   158.3     $15.9    $      --  $   174.2
   Government--non-U.S.................................      178.7       3.9        (20.4)     162.2
   U.S. corporate......................................    6,209.1      30.7       (856.5)   5,383.3
   Corporate--non-U.S..................................    1,815.1       3.7       (481.7)   1,337.1
   Residential mortgage-backed.........................    1,688.6      17.1       (427.2)   1,278.5
   Commercial mortgage-backed..........................    1,425.1       5.6       (577.9)     852.8
   Other asset-backed..................................    1,861.9       3.9       (282.2)   1,583.6
                                                         ---------     -----    ---------  ---------
       Total fixed maturity securities.................   13,336.8      80.8     (2,645.9)  10,771.7
Equity securities......................................       99.6       0.9        (10.5)      90.0
                                                         ---------     -----    ---------  ---------
       Total available-for-sale securities.............  $13,436.4     $81.7    $(2,656.4) $10,861.7
                                                         =========     =====    =========  =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                                                    Less than 12 months               12 months or more
                                              -------------------------------- --------------------------------
                                                           Gross                            Gross
                                                         unrealized Number of             unrealized Number of
(Dollar amounts in millions)                  Fair value   losses   securities Fair value   losses   securities
----------------------------                  ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and government-
     sponsored enterprises...................  $  319.5   $  (6.1)      30      $    6.2  $    (0.6)      2
   Government--non-U.S.......................        --        --       --          31.8       (6.5)     11
   U.S. corporate............................     781.3     (16.0)     117       1,558.3     (184.7)    256
   Corporate--non-U.S........................     106.7      (4.6)      22         696.3     (137.7)     78
   Residential mortgage-backed...............     248.8    (132.7)     101         508.2     (286.3)    205
   Commercial mortgage-backed................      81.6     (16.3)      29         585.7     (329.5)    193
   Other asset-backed........................     193.6      (0.7)      21         981.2     (189.4)    140
                                               --------   -------      ---      --------  ---------     ---
   Subtotal, fixed maturity securities.......   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
Equity securities............................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost.................  $1,569.6   $ (32.1)     232      $3,207.4  $  (237.0)    466
   20-50% Below cost.........................     120.9     (67.7)      41         912.4     (442.9)    228
   (greater than)50% Below cost..............      41.0     (76.6)      47         247.9     (454.8)    191
                                               --------   -------      ---      --------  ---------     ---
   Total fixed maturity securities...........   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
                                               --------   -------      ---      --------  ---------     ---
% Below cost--equity securities:
   (less than)20% Below cost.................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
   Total equity securities...................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===

Investment grade.............................  $1,559.4   $ (50.5)     216      $3,766.1  $  (748.2)    649
Below investment grade.......................     172.1    (125.9)     104         601.6     (386.6)    237
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===

   The investment securities in an unrealized loss position as of December 31, 2009 consisted of 1,206 securities and accounted for unrealized losses of $1,311.2 million. Of these unrealized losses of $1,311.2 million, 60.9% were investment grade (rated "AAA" through "BBB-") and 20.5% were less than 20% below cost. The securities less than 20% below cost were primarily attributable to widening credit spreads and a depressed market for certain structured mortgage securities. Included in these unrealized losses as of December 31, 2009 was $221.2 million of unrealized losses on other-than-temporarily impaired securities. Of the total unrealized losses on other-than-temporarily impaired securities, $81.8 million have been in an unrealized loss position for more

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

than 12 months. Of the unrealized losses of $1,311.2 million, $954.9 million were related to structured securities and $232.9 million were related to corporate securities primarily in the finance and insurance sector. The remaining amount of $123.4 million was spread evenly across all other sectors. Of the $954.9 million unrealized losses in structured securities, 36.2% were in commercial mortgage-backed securities and 43.9% were in residential mortgage-backed securities with the remainder in other asset-backed securities. Approximately 52.9% of the total unrealized losses in structured securities were on securities that have retained investment grade ratings. Most of these securities have been in an unrealized loss position for 12 months or more. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2009.

   Of the $232.9 million unrealized losses in the finance and insurance sector, most have been in an unrealized loss position for 12 months or more. Most of these securities have retained a credit rating of investment grade. None of these unrealized losses included securities where an other-than-temporary impairment was recorded in OCI. The remaining unrealized losses in our U.S. and non-U.S. corporate securities were evenly distributed across all other major industry types that comprise our corporate bond holdings. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these securities has declined due to widening credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. Most of these securities retain a credit rating of investment grade. About half of these securities were issued by foreign financial institutions. The fair value of these securities has been impacted by widening credit spreads which reflect current financial industry events including uncertainty surrounding the level and type of government support of European financial institutions, potential capital restructuring of these institutions, the risk that income payments may be deferred and the risk that these institutions could be nationalized. Based on this evaluation, we determined that the unrealized losses on these securities represented temporary impairments as of December 31, 2009.

   Of the investment securities in an unrealized loss position for 12 months or more as of December 31, 2009, 419 securities were 20% or more below cost, of which 169 securities were also below investment grade (rated "BB+" and below) and accounted for unrealized losses of $363.3 million. These securities were primarily structured securities or securities issued by corporations in the finance and insurance sector. Included in this amount are other-than-temporarily impaired securities where the non-credit loss of $47.2 million was recorded in OCI.

   As of December 31, 2009, we expect to recover our amortized cost on the securities included in the chart above and do not intend to sell, or it is not more likely than not that we will be required to sell, these securities prior to recovering our amortized cost.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. While we expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                                  Less than 12 months               12 months or more
                                            -------------------------------- --------------------------------
                                                         Gross                            Gross
                                                       unrealized Number of             unrealized Number of
(Dollar amounts in millions)                Fair value   losses   securities Fair value   losses   securities
----------------------------                ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   Government--non-U.S.....................  $  105.9   $ (14.9)      51      $    8.3  $    (5.5)      12
   U.S. corporate..........................   2,357.5    (264.7)     428       2,115.4     (591.8)     367
   Corporate--non-U.S......................     561.9    (118.3)     148         675.4     (363.4)     109
   Residential mortgage-backed.............     170.3     (36.8)      62         623.7     (389.7)     200
   Commercial mortgage-backed..............     163.1     (38.3)      82         673.0     (540.0)     260
   Other asset-backed......................     171.0     (12.4)      28       1,420.1     (270.1)     130
                                             --------   -------      ---      --------  ---------    -----
   Subtotal, fixed maturity securities.....   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
Equity securities..........................      25.3     (10.1)       3           1.7       (0.4)       4
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====
% Below cost--fixed maturity securities:
   (less than)20% Below cost...............  $3,016.3   $(241.1)     595      $2,957.6  $  (326.2)     436
   20-50% Below cost.......................     494.0    (222.7)     175       2,079.2   (1,030.9)     433
   (greater than)50% Below cost............      19.4     (21.6)      29         479.1     (803.4)     209
                                             --------   -------      ---      --------  ---------    -----
   Total fixed maturity securities.........   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
                                             --------   -------      ---      --------  ---------    -----
% Below cost--equity securities:
   (less than)20% Below cost...............       1.9      (0.4)       1           1.0       (0.2)       1
   20-50% Below cost.......................      23.4      (9.7)       2           0.7       (0.2)       3
                                             --------   -------      ---      --------  ---------    -----
   Total equity securities.................      25.3     (10.1)       3           1.7       (0.4)       4
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====

Investment grade...........................  $3,269.5   $(436.1)     625      $5,251.9  $(2,021.8)     969
Below investment grade.....................     285.5     (59.4)     177         265.7     (139.1)     113
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2009 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due one year or less...................   $   335.9    $   341.7
       Due after one year through five years..     2,777.6      2,770.4
       Due after five years through ten years.     1,551.8      1,544.2
       Due after ten years....................     3,301.1      3,151.9
                                                 ---------    ---------
          Subtotal............................     7,966.4      7,808.2
       Residential mortgage-backed............     1,555.9      1,157.4
       Commercial mortgage-backed.............     1,125.5        786.7
       Other asset-backed.....................     1,681.2      1,496.5
                                                 ---------    ---------
          Total...............................   $12,329.0    $11,248.8
                                                 =========    =========

   As of December 31, 2009, $1,398.0 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2009, securities issued by finance and insurance, utilities and energy, and consumer--non-cyclical industry groups represented approximately 26.6%, 21.6% and 10.8% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2009, we did not hold any fixed maturity securities which individually exceeded 10% of stockholder's equity.

   As of December 31, 2009 and 2008, $8.5 million and $8.8 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2009                      2008
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property Type
Office...............................................    $  677.5       28.5%      $  729.4       26.9%
Industrial...........................................       659.1       27.7          709.7       26.2
Retail...............................................       544.5       22.9          711.9       26.3
Hotel................................................       253.8       10.7          254.7        9.4
Apartments...........................................       225.5        9.5          277.0       10.2
Mixed use/other......................................        15.9        0.7           26.6        1.0
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,376.3      100.0%       2,709.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.0                       2.2
   Allowance for losses..............................       (15.0)                     (7.4)
                                                         --------                  --------
   Total.............................................    $2,363.3                  $2,704.1
                                                         ========                  ========

                                                                2009                      2008
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic Region
Pacific..............................................    $  654.1       27.5%      $  690.7       25.5%
South Atlantic.......................................       653.0       27.5          801.5       29.6
Middle Atlantic......................................       291.5       12.3          347.4       12.8
East North Central...................................       240.2       10.1          268.0        9.9
Mountain.............................................       138.4        5.8          171.3        6.3
West North Central...................................       116.4        4.9          128.9        4.8
New England..........................................       115.4        4.9          117.5        4.3
East South Central...................................        90.2        3.8           98.5        3.6
West South Central...................................        77.1        3.2           85.5        3.2
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,376.3      100.0%       2,709.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.0                       2.2
   Allowance for losses..............................       (15.0)                     (7.4)
                                                         --------                  --------
   Total.............................................    $2,363.3                  $2,704.1
                                                         ========                  ========

   For the years ended December 31, 2009 and 2008, there were no mortgage originations. As of December 31, 2009 and 2008, our total mortgage holdings secured by real estate in California was $468.2 million and $490.6 million, respectively, which was 19.7% and 18.1%, respectively, of our total mortgage holdings.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses ($1.9 million as of December 31, 2009) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2009). There were no impaired loans as of December 31, 2008.

   Average investment in specifically impaired loans was $1.7 million for the year ended December 31, 2009 and there was no interest income recognized on these loans while they were considered impaired. There were no non-income producing commercial mortgage loans as of December 31, 2008 or 2007.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                  (Amounts in millions)      2009  2008  2007
                  ---------------------      ----- ---- -----
                  Balance as of January 1... $ 7.4 $6.9 $ 5.3
                  Provision.................   7.6  0.5   1.9
                  Transfer of AML...........    --   --  (0.3)
                                             ----- ---- -----
                  Balance as of December 31. $15.0 $7.4 $ 6.9
                                             ===== ==== =====

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2009                      2008
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Short-term investments..................    $1,247.6       47.8%      $  924.5       30.9%
Investment in unconsolidated subsidiary.       381.4       14.7          219.1        7.3
Restricted other invested assets........       297.6       11.4          338.9       11.3
Derivatives.............................       196.8        7.5          620.7       20.7
Securities lending collateral...........       175.8        6.7          128.0        4.3
Limited partnerships....................       153.5        5.9          286.5        9.6
Derivatives counterparty collateral.....       112.0        4.3          384.9       12.9
Trading securities......................        33.5        1.3           62.1        2.1
Other investments.......................         9.2        0.4           27.1        0.9
                                            --------      -----       --------      -----
   Total other invested assets..........    $2,607.4      100.0%      $2,991.8      100.0%
                                            ========      =====       ========      =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special-purpose entity ("SPE") whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $269.2      $2.1      $(4.1)     $267.2
U.S. corporate............................    30.1       0.5       (0.2)       30.4
                                            ------      ----      -----      ------
   Total restricted other invested assets.  $299.3      $2.6      $(4.3)     $297.6
                                            ======      ====      =====      ======

   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $361.5      $0.9      $(56.3)    $306.1
U.S. corporate............................    35.0       0.9        (3.1)      32.8
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $396.5      $1.8      $(59.4)    $338.9
                                            ======      ====      ======     ======

   Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. The scheduled maturity distribution of the restricted other invested assets was as follows as of December 31, 2009:

                                                   Amortized
                                                     cost
        (Amounts in millions)                       or cost  Fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $ 70.7     $ 70.7
        Due after one year through five years.....   116.4      116.9
        Due after five years through ten years....    74.5       74.5
        Due after ten years.......................    37.7       35.5
                                                    ------     ------
           Total restricted other invested assets.  $299.3     $297.6
                                                    ======     ======

   As of December 31, 2009, $54.2 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2009, we did not hold any restricted other invested assets which individually exceeded 10% of stockholder's equity.

(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates, equity prices and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                Derivative assets           Derivative liabilities
                                         -------------------------------- ----------------------------
                                             Balance         Fair value      Balance       Fair value
                                              sheet        --------------     sheet       -------------
(Amounts in millions)                     classification    2009    2008  classification   2009   2008
---------------------                    ----------------- ------  ------ --------------  ------ ------
Derivatives designated as hedges
Fair value hedges:
                                          Other invested                      Other
   Interest rate swaps..................      assets       $ 99.9  $178.0  liabilities    $  6.8 $ 19.3
                                                           ------  ------                 ------ ------
   Total fair value hedges..............                     99.9   178.0                    6.8   19.3
                                                           ------  ------                 ------ ------
   Total derivatives designated as
     hedges.............................                     99.9   178.0                    6.8   19.3
                                                           ------  ------                 ------ ------
Derivatives not designated as hedges
                                          Other invested                      Other
Interest rate swaps.....................      assets         34.1   332.4  liabilities      32.2   42.8
                                          Other invested                      Other
Credit default swaps....................      assets          0.7      --  liabilities        --    5.1
                                          Other invested                      Other
Equity index options....................      assets         32.2   104.9  liabilities       2.4     --
                                          Other invested                      Other
Financial futures.......................      assets           --      --  liabilities        --     --
                                          Other invested                      Other
Limited guarantee.......................      assets         29.9     5.4  liabilities        --     --
                                                                          Policyholder
                                           Reinsurance                       account
GMWB embedded derivatives............... recoverable/(1)/    (3.7)   14.9 balances/(2)/    156.6  784.8
                                                           ------  ------                 ------ ------
   Total derivatives not designated as
     hedges.............................                     93.2   457.6                  191.2  832.7
                                                           ------  ------                 ------ ------
   Total derivatives....................                   $193.1  $635.6                 $198.0 $852.0
                                                           ======  ======                 ====== ======

--------
/(1)/Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for equity index options, the change between periods is best illustrated by the number of contracts, and for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                  Maturities/
(Notional in millions)                   Measurement  December 31, 2008 Additions terminations December 31, 2009
----------------------                   -----------  ----------------- --------- ------------ -----------------
Derivatives designated as hedges
Fair value hedges:
   Interest rate swaps..................  Notional        $2,228.2      $     --   $  (589.9)      $1,638.3
                                                          --------      --------   ---------       --------
   Total fair value hedges..............                   2,228.2            --      (589.9)       1,638.3
                                                          --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                   2,228.2            --      (589.9)       1,638.3
                                                          --------      --------   ---------       --------
Derivatives not designated as hedges
Interest rate swaps.....................  Notional         2,232.0         570.5      (651.5)       2,151.0
Credit default swaps....................  Notional            56.1            --          --           56.1
Financial futures.......................  Notional         1,278.8       4,304.0    (1,278.8)       4,304.0
Limited guarantee.......................  Notional           250.0            --          --          250.0
                                                          --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                   3,816.9       4,874.5    (1,930.3)       6,761.1
                                                          --------      --------   ---------       --------
   Total derivatives....................                  $6,045.1      $4,874.5   $(2,520.2)      $8,399.4
                                                          ========      ========   =========       ========

(Number of contracts or policies)     Measurement  December 31, 2008 Additions Terminations December 31, 2009
---------------------------------     -----------  ----------------- --------- ------------ -----------------
Derivatives not designated as hedges
Equity index options................. Contracts         422,000       595,000    (220,000)       797,000
GMWB embedded derivatives............ Policies           38,069         4,531      (1,289)        41,311

   As a result of rating agency actions taken in April 2009, credit downgrade provisions were triggered in our master swap agreements with certain derivative counterparties and we terminated $883.0 million notional value, of which $812.0 million was replaced or renegotiated. Approximately $125.0 million of notional value remained with counterparties that can be terminated at the option of the derivative counterparty and represented a net fair value asset of $9.8 million as of December 31, 2009.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                   2009   2008   2007
---------------------                                                  ------  ----- -----
Derivatives qualifying as effective accounting hedges as of January 1. $ 46.1  $ 4.9 $ 0.3
Current period increases (decreases) in fair value....................  (33.7)  41.1   4.7
Reclassification to net (income) loss.................................     --    0.1  (0.1)
                                                                       ------  ----- -----
Derivatives qualifying as effective accounting hedges as of
  December 31......................................................... $ 12.4  $46.1 $ 4.9
                                                                       ======  ===== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Derivatives qualifying as effective accounting hedges contain $11.9 million and $45.7 million, net of taxes, as of December 31, 2009 and 2008, respectively, from our investment in GLICNY. The $11.9 million, net of taxes, recorded in stockholder's equity as of December 31, 2009 is expected to be reclassified to future income through our equity in income of unconsolidated subsidiary. The remaining $0.5 million, net of taxes, is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts were reclassified to income during the years ended December 31, 2009, 2008 or 2007 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

                                            Derivative instrument                                  Hedged item
                       ----------------------------------------------------------------  -------------------------------
                        Gain (loss)   Classification                   Classification     Gain (loss)   Classification
                       recognized in  of gain (loss)    Other impacts     of other       recognized in  of gain (loss)
                        net income    recognized in        to net        impacts to       net income    recognized in
(Amounts in millions)     (loss)     net income (loss)  income (loss) net income (loss)     (loss)     net income (loss)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  5.3      gains (losses)        $(8.9)         income            $(5.6)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (46.6)     gains (losses)         75.3     Interest credited       44.5      gains (losses)
                          ------                            -----                            -----
   Total..............    $(41.3)                           $66.4                            $38.9
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   For the years ended December 31, 2008 and 2007, the ineffectiveness related to our fair value hedges was immaterial. There were no amounts excluded from the measure of effectiveness in either year.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                   Classification of gain (loss) recognized
(Amounts in millions)                      2009     2008    2007            in net income (loss)
---------------------                    -------  -------  ------  ----------------------------------------
Interest rate swaps..................... $(238.2) $ 312.4  $  1.9       Net investment gains (losses)
Credit default swaps....................     6.5     (6.5)     --       Net investment gains (losses)
Equity index options....................  (114.1)   269.7    21.9       Net investment gains (losses)
Financial futures.......................  (199.7)    83.7    (2.5)      Net investment gains (losses)
Limited guarantee.......................    24.5    (18.5)    8.9       Net investment gains (losses)
GMWB embedded derivatives...............   635.5   (727.5)  (34.7)      Net investment gains (losses)
                                         -------  -------  ------
   Total derivatives not designated as
     hedges............................. $ 114.5  $ (86.7) $ (4.5)
                                         =======  =======  ======

   Derivative Counterparty Credit Risk

   As of December 31, 2009 and 2008, net fair value assets by counterparty totaled $126.0 million and $554.4 million, respectively. As of December 31, 2009 and 2008, net fair value liabilities by counterparty totaled $0.5 million and $0.8 million, respectively. As of December 31, 2009 and 2008, we retained collateral of $112.0 million and $384.9 million, respectively, related to these agreements, including over collateralization of $9.8 million and $30.1 million, respectively, from certain counterparties. As of December 31, 2009 and 2008, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2009 and 2008, we could have been allowed to claim up to $23.8 million and $199.5 million, respectively, from counterparties and required to disburse up to $0.5 million and $0.8 million, respectively. This represents the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. If a credit event occurs, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2009                        2008
                                               --------------------------- ---------------------------
                                               Notional                    Notional
(Amounts in millions)                           value   Assets Liabilities  value   Assets Liabilities
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $ 6.0    $ --      $--      $ 6.0    $--      $0.5
A
   Matures after one year through five years..   16.5     0.1       --       16.5     --       1.4
   Matures after five years through ten years.    5.0      --       --        5.0     --       0.3
BBB
   Matures after one year through five years..   23.6     0.6       --       23.6     --       2.8
   Matures after five years through ten years.    5.0      --       --        5.0     --       0.1
                                                -----    ----      ---      -----    ---      ----
   Total credit default swaps on single name
     reference entities.......................  $56.1    $0.7      $--      $56.1    $--      $5.1
                                                =====    ====      ===      =====    ===      ====

(5) Deferred Acquisition Costs

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(Amounts in millions)                                                2009      2008      2007
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $3,137.3  $2,955.5  $2,668.1
   Costs deferred.................................................    185.6     399.9     488.3
   Amortization, net of interest accretion........................   (203.0)   (202.0)    (97.8)
   Transfer of AML................................................       --        --    (103.1)
   Cumulative effect adjustment/(1)/..............................     (4.5)       --        --
   Reinsurance transactions with an affiliate/(2)/................     35.4     (16.1)       --
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,150.8   3,137.3   2,955.5
   Accumulated effect of net unrealized investment (gains) losses.     29.3     157.5       6.7
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,180.1  $3,294.8  $2,962.2
                                                                   ========  ========  ========

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net unfavorable impact of $0.9 million on DAC.
/(2)/See note 7 for a discussion of reinsurance transactions with an affiliate.

   We regularly review DAC to determine if it is recoverable from future income. Loss recognition testing of our fee-based products in our Retirement Income segment resulted in an increase in amortization of DAC of $49.0 million and $46.1 million in 2009 and 2008, respectively, reflecting unfavorable equity market performance. As of December 31, 2009, we believe all of our other businesses have sufficient future income where the related DAC is recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                       2009                  2008
                                               --------------------  --------------------
                                                Gross                 Gross
                                               carrying Accumulated  carrying Accumulated
(Amounts in millions)                           amount  amortization  amount  amortization
---------------------                          -------- ------------ -------- ------------
PVFP..........................................  $725.3    $(316.0)   $  850.8   $(290.5)
Capitalized software..........................   159.3     (101.9)      139.5     (89.4)
Deferred sales inducements to contractholders.    42.6      (17.5)       41.6     (10.5)
Other.........................................     2.5       (2.5)        2.5      (2.5)
                                                ------    -------    --------   -------
   Total......................................  $929.7    $(437.9)   $1,034.4   $(392.9)
                                                ======    =======    ========   =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2009, 2008 and 2007 was $38.0 million, $42.0 million and $53.6 million, respectively. Amortization expense related to deferred sales inducements of $7.0 million, $6.9 million and $1.8 million for the years ended December 31, 2009, 2008 and 2007, respectively, was included in benefits and other changes in policy reserves.

   (a) Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)                                               2009    2008    2007
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $406.4  $438.0  $512.6
   Amortization...................................................  (47.8)  (55.9)  (75.2)
   Interest accreted at 5.7%, 5.8% and 5.6%.......................   22.3    24.3    26.5
   Cumulative effect adjustment/(1)/..............................   (5.8)     --      --
   Transfer of AML................................................     --      --   (25.5)
   Amount transferred due to a reinsurance transaction............     --      --    (0.4)
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  375.1   406.4   438.0
   Accumulated effect of net unrealized investment (gains) losses.   34.2   153.9     5.6
                                                                   ------  ------  ------
Balance as of December 31......................................... $409.3  $560.3  $443.6
                                                                   ======  ======  ======

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.1 million on PVFP.

   The percentage of the December 31, 2009 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2010. 8.6%
                                   2011. 8.2%
                                   2012. 6.9%
                                   2013. 5.2%
                                   2014. 4.6%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million as of December 31, 2009 and 2008.

   Goodwill impairment losses

   There were no goodwill impairment charges recorded in 2009, 2008 or 2007. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we also have significant concentrations of reinsurance with reinsurers that could have a material impact on our financial position. As of December 31, 2009, approximately 25.8% of our reinsured life insurance was ceded to two other companies.

   As of December 31, 2009, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2009 and 2008, we had $3.1 billion and $3.0 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2009 and 2008, we had a reinsurance recoverable of $7,193.3 million and $7,389.7 million, respectively associated with UFLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also have reinsurance ceded to BLAC. In 2009, we ceded to BLAC $64,274.2 million of term life insurance in a transaction that did not qualify for reinsurance accounting and as such was accounted for under the deposit method of accounting. As part of this reinsurance transaction, we receive a ceding commission of $35.0 million which was accounted for as a deposit liability. In 2009, we ceded to BLAC $2,902.9 million of universal life insurance. As part of this reinsurance transaction, we transferred DAC of $31.4 million. In the fourth quarter of 2008, we ceded to BLAC $11,433.3 of term life insurance and transferred DAC of $16.1 million; however, in 2009, we recaptured all of the term life insurance that had been ceded to BLAC in the fourth quarter of 2008 and the DAC recapture associated with this transaction was $35.4 million. As of December 31, 2009 and 2008, total life insurance ceded to BLAC was $67,177.1 million and $24,846.0 million, respectively.

   We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2009, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations.

   The following table sets forth net life insurance in-force as of December 31:

 (Amounts in millions)                      2009         2008         2007
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 552,476.5  $ 561,124.7  $ 563,131.3
 Amounts assumed from other companies..    97,649.3     90,883.2     80,205.1
 Amounts ceded to other companies/(1)/.  (293,873.7)  (303,820.9)  (226,524.7)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 356,252.1  $ 348,187.0  $ 416,811.7
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        27.4%        26.1%        19.2%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                Written                       Earned
                                     ----------------------------  ----------------------------
(Amounts in millions)                  2009      2008      2007      2009      2008      2007
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,126.9  $1,240.6  $1,267.1  $1,128.8  $1,242.8  $1,269.9
Assumed.............................    172.8     254.3     148.5     172.8     249.3      58.8
Ceded...............................   (338.3)   (438.1)   (375.2)   (319.2)   (423.6)   (265.5)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $  961.4  $1,056.8  $1,040.4  $  982.4  $1,068.5  $1,063.2
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   17.6%     23.3%      5.5%
                                                                   ========  ========  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,039.1 million, $1,135.4 million and $1,098.5 million during 2009, 2008 and 2007, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption      2009     2008
---------------------                            ---------- -------------  -------- --------
Structured settlements with life contingencies..    /(1)/   4.0% - 9.25%   $5,408.7 $5,459.6
Traditional life insurance contracts............    /(2)/   2.5% - 7.5%     2,348.8  2,245.1
Annuity contracts with life contingencies.......    /(1)/   4.0% - 9.25%    1,993.1  2,092.5
Supplementary contracts with life contingencies.    /(1)/   4.0% - 9.25%       52.9     54.6
Accident and health insurance contracts.........    /(3)/   4.5% - 7.0%        81.6     84.4
                                                                           -------- --------
   Total future policy benefits.................                           $9,885.1 $9,936.2
                                                                           ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the United
     States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 & 1980 Commissioner's Standard Ordinary Tables and the 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (Amounts in millions)                                 2009      2008
    ---------------------                               --------- ---------
    FABNs, funding agreements and GICs................. $ 2,638.5 $ 4,328.4
    Annuity contracts..................................   2,320.4   3,240.7
    Structured settlements without life contingencies..   1,377.3   1,441.2
    Supplementary contracts without life contingencies.     240.3     239.7
    Variable universal life insurance contracts........      22.0      25.5
                                                        --------- ---------
       Total investment contracts......................   6,598.5   9,275.5
    Universal life insurance contracts.................   4,764.0   4,741.8
                                                        --------- ---------
       Total policyholder account balances............. $11,362.5 $14,017.3
                                                        ========= =========

   Certain Nontraditional Long-Duration Contracts

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB") which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits, but we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2009 and 2008, our liability associated with certain nontraditional long-duration contracts was approximately $7,120.3 million and $6,253.7 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                                  2009     2008
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,431.8 $3,275.4
   Net amount at risk...................................................... $   98.7 $  764.8
   Average attained age of contractholders.................................       69       69

   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,916.6 $1,955.0
   Net amount at risk...................................................... $  511.5 $  750.6
   Average attained age of contractholders.................................       69       69

Account values with living benefit guarantees:
   GMWBs................................................................... $5,100.7 $2,734.7
   Guaranteed annuitization benefits....................................... $  818.8 $1,129.7

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $11.5 million and $31.3 million as of December 31, 2009 and 2008, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2009 and 2008, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $682.9 million and $1,092.2 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (Amounts in millions)    2009     2008
                    ---------------------  -------- --------
                     Balanced funds....... $3,371.5 $2,681.3
                     Equity funds.........  1,420.6    502.3
                     Bond funds...........    852.8    588.8
                     Money market funds...    129.6     72.4
                     Other................    145.0     19.6
                                           -------- --------
                        Total............. $5,919.5 $3,864.4
                                           ======== ========

(9) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2009     2008     2007
       ---------------------                   -------  -------  -------
       Balance as of January 1................ $ 280.9  $ 263.1  $ 279.3
       Less reinsurance recoverables..........  (112.0)  (113.6)  (119.4)
                                               -------  -------  -------
          Net balance as of January 1.........   168.9    149.5    159.9
                                               -------  -------  -------
       Amounts related to transfer of AML.....      --       --     (3.2)

       Incurred related to insured events of:
          Current year........................   565.3    365.5    449.2
          Prior years.........................    29.6     36.6    (80.0)
                                               -------  -------  -------
              Total incurred..................   594.9    402.1    369.2
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (548.6)  (345.1)  (309.9)
          Prior years.........................   (45.1)   (37.6)   (66.5)
                                               -------  -------  -------
              Total paid......................  (593.7)  (382.7)  (376.4)
                                               -------  -------  -------
          Net balance as of December 31.......   170.1    168.9    149.5
                                               -------  -------  -------
       Add reinsurance recoverables...........   124.8    112.0    113.6
                                               -------  -------  -------
       Balance as of December 31.............. $ 294.9  $ 280.9  $ 263.1
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2009, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from an increase in average policy claim amounts as compared to 2008.

   During 2009, 2008 and 2007, we strengthened (reduced) reserves by $29.6 million, $36.6 million and $(80.0) million, respectively, as a result of changes in estimates related to prior year insured events and the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

development of information and trends not previously known when establishing the reserves in prior periods. In 2009, we strengthened claim reserves related to our life insurance by $31.6 million from $213.4 million as of December 31, 2008. In 2008, we strengthened claim reserves related to our life insurance by $36.0 million from $187.8 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing, amount and duration of claims associated with observed loss development. For our other businesses, the remaining development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) Non-Recourse Funding Obligations

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special-purpose consolidated captive insurance subsidiaries as of December 31:

                (Amounts in millions)
                ---------------------
                Issuance                         2009     2008
                --------                       -------- --------
                River Lake I/(1)/, due 2033... $  600.0 $  600.0
                River Lake I/(2)/, due 2033...    500.0    500.0
                River Lake II/(1)/, due 2035..    300.0    300.0
                River Lake II/(2)/, due 2035..    550.0    550.0
                River Lake III/(1)/, due 2036.    500.0    500.0
                River Lake III/(2)/, due 2036.    250.0    250.0
                River Lake IV/(2)/, due 2028..    528.0    540.0
                Rivermont I/(1)/, due 2050....    315.0    315.0
                                               -------- --------
                   Total...................... $3,543.0 $3,555.0
                                               ======== ========

--------
/(1)/Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin. However, in the fourth quarter of 2008, the accrual of interest was based on a fixed rate. Beginning in January 2009, the accrual of interest was based on one-month LIBOR that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the state of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval. On March 25, 2009, River Lake IV repaid $12.0 million of its total outstanding $40.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   Of these obligations, $1.7 billion were guaranteed by third-party financial guaranty insurance companies and the interest rates on these obligations are subject to rate resets triggered by negative rating agency actions on the third-party financial guaranty insurance companies that guarantee these obligations. During 2008, the rates on those $1.7 billion of non-recourse funding obligations were contractually reset to the highest margin to the related underlying index rates.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2009 and 2008 was 1.5% and 3.8%, respectively, reflecting the decline in the underlying index rate.

(11) Income Taxes

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

   (Amounts in millions)                            2009     2008     2007
   ---------------------                          -------  -------  -------
   Current federal income tax.................... $ 257.0  $(107.7) $(107.6)
   Deferred federal income tax...................  (289.2)  (101.9)   213.2
                                                  -------  -------  -------
      Total federal income tax...................   (32.2)  (209.6)   105.6
                                                  -------  -------  -------
   Current state income tax......................    (3.3)     3.8     (6.8)
   Deferred state income tax.....................    (0.5)    (6.5)     2.5
                                                  -------  -------  -------
      Total state income tax.....................    (3.8)    (2.7)    (4.3)
                                                  -------  -------  -------
      Total provision (benefit) for income taxes. $ (36.0) $(212.3) $ 101.3
                                                  =======  =======  =======

   The current federal income tax (payable) receivable was $(59.2) million and $160.9 million and the current state income tax receivable (payable) was $6.0 million and $2.9 million as of December 31, 2009 and 2008, respectively, and was included in other assets and other liabilities in the consolidated balance sheets.

   In 2009, we recorded $5.8 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves from our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. In 2008, we recorded $4.2 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity. In 2007, we recorded $9.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves from our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. Additionally, in 2007, we recorded $52.7 million in retained earnings related to deferred taxes on prior year ceding commissions.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                                                           2009  2008  2007
                                                           ----  ----  ----
    Statutory U.S. federal income tax rate................ 35.0% 35.0% 35.0%
    Increase (reduction) in rate resulting from:
       State income tax, net of federal income tax effect.  6.0   0.4  (0.3)
       Benefit on tax favored investments................. 42.2   1.0  (8.8)
       Interest on uncertain tax positions................  2.7   0.2  (1.0)
       Other, net.........................................  0.4  (0.2)  0.1
                                                           ----  ----  ----
    Effective rate........................................ 86.3% 36.4% 25.0%
                                                           ====  ====  ====

   The components of the net deferred income tax liability were as follows as of December 31:

      (Amounts in millions)                                2009     2008
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  108.0 $  183.2
         Net unrealized losses on investment securities.    359.7    823.0
         Accrued expenses...............................      0.6      8.5
         Net operating loss carryforwards...............    454.3    136.0
         Other..........................................     76.3     52.4
                                                         -------- --------
             Total deferred income tax assets...........    998.9  1,203.1
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    542.2    422.8
         Net unrealized gains on derivatives............      0.2      0.1
         PVFP...........................................    125.2    139.3
         DAC............................................    869.1    876.9
         Other..........................................     48.6     87.8
                                                         -------- --------
             Total deferred income tax liabilities......  1,585.3  1,526.9
                                                         -------- --------
             Net deferred income tax liability.......... $  586.4 $  323.8
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $1,298.0 million as of December 31, 2009, and if unused, will expire beginning in 2022.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

      (Amounts in millions)                          2009    2008   2007
      ---------------------                         ------  -----  ------
      Balance as of January 1...................... $ 67.8  $51.0  $ 74.3
      Tax positions related to the current period:
         Gross additions...........................   54.3    1.7     0.5
         Gross reductions..........................   (1.7)  (1.7)     --
      Tax positions related to the prior years:
         Gross additions...........................    0.3   19.8     0.5
         Gross reductions..........................  (12.8)  (2.4)  (24.0)
      Settlements..................................     --   (0.6)   (0.3)
                                                    ------  -----  ------
      Balance as of December 31.................... $107.9  $67.8  $ 51.0
                                                    ======  =====  ======

   The total amount of unrecognized tax benefits was $107.9 million as of December 31, 2009, of which $40.8 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2009, 2008 and 2007, we incurred approximately $(1.8) million, $0.4 million and $(3.4) million, respectively, of interest and penalties. We had approximately $0.9 million and $2.7 million, respectively, of interest and penalties accrued as of December 31, 2009 and 2008.

   We file U.S. federal income tax returns and various state income tax returns. With few exceptions, we are no longer subject to U.S. federal income tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service ("IRS") is currently reviewing our U.S. income tax returns for the 2007 and 2008 tax years. Certain issues from the 2005 and 2006 audit cycle have been timely protested and will be subject to review by the IRS appeals division. For those companies that filed consolidated returns with our former parent, GE, in 2003 and 2004 before Genworth's initial public offering ("IPO") (which included the pre-IPO related transactions), the portion of the GE consolidated return allocated to such companies is still subject to IRS examination. Certain issues from the 2000 through 2004 audit cycle are agreed upon with the IRS appeals division and are in the process of being prepared for review by the Joint Committee of Taxation.

   We believe it is reasonably possible that in 2010, as a result of our open audits and appeals, up to $84.7 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) Supplemental Cash Flow Information

   Net cash (paid) received for taxes was $(51.3) million, $56.7 million and $213.3 million for the years ended December 31, 2009, 2008 and 2007, respectively. Cash paid for interest related to our non-recourse funding obligations was $72.6 million, $162.4 million and $177.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

   For a discussion of capital contributions paid to our unconsolidated subsidiary and capital contributions received from our parent, see note 17.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table details these transactions as well as other non-cash items for the years ended December 31:

(Amounts in millions)                                                  2009   2008  2007
---------------------                                                  ----- -----  ----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution from parent................................... $  -- $10.9  $ --
   Capital contribution to unconsolidated subsidiary..................  51.7    --    --
   Tax contingencies and other tax related items......................   5.8  (4.2)  9.1
                                                                       ----- -----  ----
   Total non-cash transactions........................................ $57.5 $ 6.7  $9.1
                                                                       ===== =====  ====

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $171.7 million, $268.8 million and $326.0 million for the years ended December 31, 2009, 2008 and 2007, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $26.7 million, $118.1 million and $115.3 million for the years ended December 31, 2009, 2008 and 2007, respectively.

   We pay Genworth, our ultimate parent, for investment related services. We paid $18.6 million, $20.5 million and $15.7 million to Genworth in 2009, 2008 and 2007, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2009 and 2008, we incurred no interest expense under this agreement. Interest expense under this agreement was $0.5 million for the year ended December 31, 2007. We pay interest at the cost of funds of GNA, which was 0.2%, 1.5% and 4.4%, for the years ended December 31, 2009, 2008 and 2007, respectively. GNA owed us $0.5 million as of December 31, 2009 and 2008, which was included in other assets in the consolidated balance sheets. During 2009, there were no borrowings. During 2008, we borrowed and then repaid $271.8 million to GNA and as of December 31, 2008, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2009, 2008 and 2007, we recorded $10.2 million, $4.9 million and $50.4 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative financial instruments. Other

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments, limited partnerships accounted for under the cost method and bank loans.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                               2009                             2008
                                                  ------------------------------- --------------------------------
                                                   Notional   Carrying             Notional    Carrying
(Amounts in millions)                               amount     amount  Fair value   amount      amount  Fair value
---------------------                             --------    -------- ---------- --------     -------- ----------
Assets:
   Commercial mortgage loans.....................  $    /(1)/ $2,363.3  $2,291.8   $     /(1)/ $2,704.1  $2,501.2
   Other invested assets.........................       /(1)/  1,298.6   1,305.1         /(1)/    992.9   1,006.6
Liabilities:
   Borrowings and related instruments:...........
       Non-recourse funding obligations/(2)/.....       /(1)/  3,543.0   1,720.8         /(1)/  3,555.0   2,757.0
   Investment contracts..........................       /(1)/  6,598.5   6,885.3         /(1)/  9,275.5   8,340.6
Other firm commitments:
   Commitments to fund limited
     partnerships................................   63.0            --        --    111.4            --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   For derivative liabilities, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to the derivative liabilities of $41.4 million and $67.2 million as of December 31, 2009 and 2008, respectively.

   For GMWB liabilities recorded at fair value of $156.6 million and $784.8 million as of December 31, 2009 and 2008, respectively, non-performance risk is integrated into the discount rate. The discount rate utilized in our valuation was based on the swap curve, which included the credit risk of an instrument rated "AA" and incorporated the non-performance risk of our GMWB liabilities. The impact of non-performance risk on our GMWB valuation was $1.0 million and $24.8 million as of December 31, 2009 and 2008, respectively, as a result of our discount rate being higher than the U.S. Treasury curve.

   To determine whether the use of the swap curve was the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. After considering all relevant factors in assessing whether any additional adjustment to the discount rate for non-performance risk was necessary, including assumptions we expect market participants would utilize in a hypothetical exit market transaction, we determined that no incremental adjustment to the discount rate was necessary for our GMWB liabilities that are recorded at fair value. We believe that a hypothetical exit market participant would use a similar discount rate to value the liabilities and would not incorporate changes in non-performance risk in the discount rate other than the implied credit spread incorporated in the swap curve.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables set forth our assets and liabilities that were measured at fair value on a recurring basis as of December 31:

                                                                             2009
                                                            --------------------------------------
(Amounts in millions)                                         Total     Level 1  Level 2   Level 3
---------------------                                       ---------  --------- -------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises.......................... $   654.5  $      -- $  644.3 $   10.2
          Government--non-U.S..............................     154.6         --    154.6       --
          U.S. corporate...................................   5,473.9         --  5,164.8    309.1
          Corporate--non-U.S...............................   1,525.2         --  1,336.6    188.6
          Residential mortgage-backed......................   1,157.4         --    507.8    649.6
          Commercial mortgage-backed.......................     786.7         --     10.8    775.9
          Other asset-backed...............................   1,496.5         --    679.9    816.6
                                                            ---------  --------- -------- --------
          Total fixed maturity securities..................  11,248.8         --  8,498.8  2,750.0
                                                            ---------  --------- -------- --------
       Equity securities...................................     101.3       31.4     64.8      5.1
                                                            ---------  --------- -------- --------
       Other invested assets:
          Trading securities...............................      33.5         --     12.0     21.5
          Restricted other invested assets.................     297.6         --    271.1     26.5
          Derivative assets................................     196.8         --    132.3     64.5
          Securities lending collateral....................     175.8         --    175.8       --
          Derivatives counterparty collateral..............      13.6         --     13.6       --
                                                            ---------  --------- -------- --------
          Total other invested assets......................     717.3         --    604.8    112.5
                                                            ---------  --------- -------- --------
   Reinsurance recoverable/(1)/............................      (3.7)        --       --     (3.7)
   Separate account assets.................................  10,086.3   10,086.3       --       --
                                                            ---------  --------- -------- --------
          Total assets..................................... $22,150.0  $10,117.7 $9,168.4 $2,863.9
                                                            =========  ========= ======== ========
Liabilities
   Policyholder account balances/(2)/...................... $   156.6  $      -- $     -- $  156.6
   Derivative liabilities..................................      41.4         --     38.1      3.3
                                                            ---------  --------- -------- --------
          Total liabilities................................ $   198.0  $      -- $   38.1 $  159.9
                                                            =========  ========= ======== ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                                                            2008
                                                            ------------------------------------
(Amounts in millions)                                         Total   Level 1  Level 2  Level 3
---------------------                                       --------- -------- -------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises.......................... $   174.2 $     -- $  167.2 $    7.0
          Government--non-U.S..............................     162.2       --    143.8     18.4
          U.S. corporate...................................   5,383.3       --  4,346.3  1,037.0
          Corporate--non-U.S...............................   1,337.1       --    895.6    441.5
          Residential mortgage-backed......................   1,278.5       --    447.8    830.7
          Commercial mortgage-backed.......................     852.8       --     36.0    816.8
          Other asset-backed...............................   1,583.6       --    829.4    754.2
                                                            --------- -------- -------- --------
          Total fixed maturity securities..................  10,771.7       --  6,866.1  3,905.6
                                                            --------- -------- -------- --------
       Equity securities...................................      90.0     22.9     12.2     54.9
                                                            --------- -------- -------- --------
       Other invested assets:
          Trading securities...............................      62.1       --     23.6     38.5
          Restricted other invested assets.................     338.9       --    167.1    171.8
          Derivative assets................................     620.7       --    510.4    110.3
          Securities lending collateral....................     128.0       --    128.0       --
          Derivatives counterparty collateral..............     176.3       --    176.3       --
                                                            --------- -------- -------- --------
          Total other invested assets......................   1,326.0       --  1,005.4    320.6
                                                            --------- -------- -------- --------
   Reinsurance recoverable/(1)/............................      14.9       --       --     14.9
   Separate account assets.................................   8,501.9  8,501.9       --       --
                                                            --------- -------- -------- --------
          Total assets/(2)/................................ $20,704.5 $8,524.8 $7,883.7 $4,296.0
                                                            ========= ======== ======== ========
Liabilities
   Policyholder account balances/(3)/...................... $   784.8 $     -- $     -- $  784.8
   Derivative liabilities..................................      67.2       --     67.2       --
                                                            --------- -------- -------- --------
          Total liabilities/(4)/........................... $   852.0 $     -- $   67.2 $  784.8
                                                            ========= ======== ======== ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.
/(2)/Total assets have been revised to include the reinsured portion of our
     GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of December 31, 2008 has been revised to exclude the impact of reinsurance.
/(4)/Total liabilities have been revised to exclude the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                                                                          Total gains
                                      Total realized and                                                    (losses)
                                       unrealized gains    Purchases,                                     included in
                          Beginning        (losses)          sales                              Ending     net income
           -               balance   -------------------   issuances                           balance       (loss)
                            as of    Included in              and                  Transfer     as of     attributable
                          January 1, net income  Included settlements,  Transfer    out of   December 31,  to assets
(Amounts in millions)        2009      (loss)     in OCI      net      in Level 3  Level 3       2009      still held
---------------------     ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.........  $    7.0    $    --    $ (0.2)   $   3.4      $   --   $      --    $   10.2      $   --
   Government--
     non-U.S.............      18.4         --        --         --          --       (18.4)         --          --
   U.S. corporate........   1,037.0       26.4      92.6     (315.9)       66.9      (597.9)      309.1         1.2
   Corporate--non-U.S....     441.5       (9.4)     55.0      (63.2)      103.8      (339.1)      188.6          --
   Residential mortgage-
     backed..............     830.7       23.6       3.3     (206.3)        2.9        (4.6)      649.6        20.1
   Commercial mortgage-
     backed..............     816.8       (1.4)     94.6      (47.3)       29.0      (115.8)      775.9        (1.5)
   Other asset-backed....     754.2        1.4     171.7     (269.1)      203.3       (44.9)      816.6         4.1
                           --------    -------    ------    -------      ------   ---------    --------      ------
   Total fixed maturity
     securities..........   3,905.6       40.6     417.0     (898.4)      405.9    (1,120.7)    2,750.0        23.9
                           --------    -------    ------    -------      ------   ---------    --------      ------
Equity securities........      54.9       (0.1)      1.9       (0.5)         --       (51.1)        5.1        (0.2)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Other invested assets:
   Trading securities....      38.5        0.9        --      (21.6)        3.7          --        21.5         0.4
   Restricted other
     invested assets.....     171.8       (0.4)     14.2      (52.6)         --      (106.5)       26.5          --
   Derivative assets.....     110.3     (104.5)       --       36.8        21.9          --        64.5       (96.6)
                           --------    -------    ------    -------      ------   ---------    --------      ------
   Total other invested
     assets..............     320.6     (104.0)     14.2      (37.4)       25.6      (106.5)      112.5       (96.2)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Reinsurance
  recoverable/(1)/.......      14.9      (19.3)       --        0.7          --          --        (3.7)      (19.3)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Total Level 3 assets.....  $4,296.0    $ (82.8)   $433.1    $(935.6)     $431.5   $(1,278.3)   $2,863.9      $(91.8)
                           ========    =======    ======    =======      ======   =========    ========      ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of January 1, 2009 has been revised to include this amount.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                                                                                            Total gains
                                        Total realized and                                                    (losses)
                                         unrealized gains    Purchases,                                     included in
                            Beginning        (losses)          sales                              Ending     net income
             -               balance   -------------------   issuances                           balance       (loss)
                              as of    Included in              and                  Transfer     as of     attributable
                            January 1, net income  Included settlements,  Transfer    out of   December 31,  to assets
(Amounts in millions)          2008      (loss)     in OCI      net      in Level 3  Level 3       2008      still held
---------------------       ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities..  $2,044.2    $(618.8)  $(682.8)   $(392.4)    $4,793.8  $(1,238.4)   $3,905.6     $(607.2)
Equity securities..........       5.1        0.8      (0.7)      24.7         25.0         --        54.9          --
Other invested assets/(1)/.     227.2      247.4     (14.8)    (271.7)       231.6      (99.1)      320.6       248.8
Reinsurance
  recoverable/(2)/.........        --         --        --       14.9           --         --        14.9          --
                             --------    -------   -------    -------     --------  ---------    --------     -------
Total Level 3 assets.......  $2,276.5    $(370.6)  $(698.3)   $(624.5)    $5,050.4  $(1,337.5)   $4,296.0     $(358.4)
                             ========    =======   =======    =======     ========  =========    ========     =======

--------
/(1)/Includes certain trading securities, restricted other invested assets and derivatives.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.

   The following table presents additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the dates indicated:

                                                                                                          Total (gains)
                                       Total realized and                                                     losses
                                       unrealized (gains)    Purchases,                                    included in
                           Beginning         losses            sales                            Ending     net (income)
                            balance   ---------------------  issuances                         balance         loss
                             as of    Included in               and                 Transfer    as of      attributable
                           January 1, net (income) Included settlements,  Transfer   out of  December 31, to liabilities
(Amounts in millions)         2009        loss      in OCI      net      in Level 3 Level 3      2009       still held
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(1)/...........   $784.8     $(654.8)     $--       $26.6        $--       $--       $156.6       $(640.7)
Other liabilities/(2)/....       --         4.3       --        (1.0)        --        --          3.3           4.3
                             ------     -------      ---       -----        ---       ---       ------       -------
Total Level 3 liabilities.   $784.8     $(650.5)     $--       $25.6        $--       $--       $159.9       $(636.4)
                             ======     =======      ===       =====        ===       ===       ======       =======

                                                                                                          Total (gains)
                                       Total realized and                                                     losses
                                       unrealized (gains)    Purchases,                                    included in
                           Beginning         losses            sales                            Ending     net (income)
                            balance   ---------------------  issuances                         balance         loss
                             as of    Included in               and                 Transfer    as of      attributable
                           January 1, net (income) Included settlements,  Transfer   out of  December 31, to liabilities
(Amounts in millions)         2008        loss      in OCI      net      in Level 3 Level 3      2008       still held
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(3)/...........   $30.3       $725.1      $--       $29.4        $--       $--       $784.8        $728.1
                             -----       ------      ---       -----        ---       ---       ------        ------
Total Level 3 liabilities.   $30.3       $725.1      $--       $29.4        $--       $--       $784.8        $728.1
                             =====       ======      ===       =====        ===       ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of January 1, 2009 has been revised to exclude the impact of reinsurance.
/(2)/Represents derivative liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of December 31, 2008 has been revised to exclude the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, accretion on certain fixed maturity securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses).

   Non-Recurring Fair Value Measurements

   We hold investments in bank loans that are recorded at the lower of cost or fair value and are recorded in other invested assets. As of December 31, 2009, no bank loans were recorded at fair value as cost was lower than their respective fair values, and therefore, there were no fair value loss adjustments for the year ended December 31, 2009. As of December 31, 2008, all bank loans were recorded at fair value, which was lower than their respective cost. Accordingly, for the year ended December 31, 2008, we recorded $5.7 million of fair value loss adjustments which were included in net investment gains (losses) in the consolidated statement of income. Fair value for bank loans was determined using inputs based on market observable information and was classified as Level 2.

(15) Non-Controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Total securitized assets were as follows as of December 31:

                   (Amounts in millions)         2009   2008
                   ---------------------        ------ ------
                   Assets secured by:
                   Commercial mortgage loans... $ 83.6 $ 92.3
                   Fixed maturity securities...   53.3   62.9
                   Other receivables...........   71.2   86.8
                                                ------ ------
                      Total securitized assets. $208.1 $242.0
                                                ====== ======

   We evaluated the economic, liquidity and credit risk related to the above Qualified Special Purpose Entities ("QSPEs") and believed that the likelihood was remote that any such arrangements could have had a significant adverse effect on our results of operations, liquidity or financial position. Financial support for certain QSPEs was provided under credit support agreements in which Genworth provided limited recourse for a maximum of $117.4 million of credit losses as of December 31, 2008. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third-party. In 2009, Genworth paid $0.9 million associated with one of these arrangements. The related securitization structure terminated in the fourth quarter of 2009 upon final payments made by the structure. As of December 31, 2009, Genworth has not been required to make any payments under the credit support agreements for the two remaining arrangements. These agreements will remain in place throughout the life of the related entities.

   Sales of securitized assets to QSPEs typically result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2009, 2008 and 2007.

   Amounts recognized in our consolidated financial statements related to our historical securitization activity with QSPEs were as follows as of December 31:

                                              2009       2008
                                           ---------- ----------
                                                Fair       Fair
               (Amounts in millions)       Cost value Cost value
               ---------------------       ---- ----- ---- -----
               Retained interests--assets. $2.0 $5.5  $6.3 $14.5
               Servicing assets...........   --   --    --    --
               Recourse liability.........   --   --    --    --
                                           ---- ----  ---- -----
                  Total................... $2.0 $5.5  $6.3 $14.5
                                           ==== ====  ==== =====

   Retained interests. In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit, prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Our retained interests are reflected as available-for-sale fixed maturity securities.

   Servicing assets. Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Recourse liability. As described previously, under credit support agreements, we provided recourse for credit losses in special purpose entities. We provided for expected credit losses under these agreements and such amounts approximated fair value.

   As a result of the entities being considered QSPEs, we do not currently evaluate these entities for consolidation. However, these entities will be considered for consolidation as a result of new accounting guidance for consolidation of VIEs. See note 2 for more information related to the new accounting guidance and expected impact upon adoption.

(16) Restrictions on Dividends

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Based on statutory results as of December 31, 2009, we are able to distribute $403.3 million in dividends in 2010 without obtaining regulatory approval. Based on statutory results as of December 31, 2009, we estimate our insurance subsidiaries could pay dividends of approximately $7.4 million to us in 2010 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2010 at this level as they retain capital for growth and to meet capital requirements.

   There were no common stock dividends declared in 2009, 2008 or 2007.

   In addition to the common stock dividends, we declared and paid preferred stock dividends. Dividends on the Series A Preferred Stock were cumulative and payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On January 22, 2007, the Board of Directors authorized the redemption of the 110,000 outstanding shares of Series A Preferred Stock for par value of $110.0 million and $2.2 million in accrued dividends on the redeemed shares. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake V, River Lake VI and River Lake
VII. River Lake V and River Lake VII were granted permitted accounting practices from the state of Vermont to carry their reserves on a U.S. GAAP basis. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    Years ended December 31,
                                                                   -------------------------
(Amounts in millions)                                                2009     2008     2007
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 260.5  $(245.7) $ 325.1
Captive life reinsurance subsidiaries combined statutory net loss.  (154.2)  (330.2)  (413.3)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $ 106.3  $(575.9) $ (88.2)
                                                                   =======  =======  =======

                                                   As of December 31,
                                                   -----------------
           (Amounts in millions)                     2009      2008
           ---------------------                   --------  --------
           Combined statutory capital and surplus. $1,983.0  $1,971.0

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net loss of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,724.9 million and $1,313.5 million as of December 31, 2009 and 2008, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V, River Lake VI and River Lake VII, includes surplus notes (non-recourse funding obligations) as further described in note 10.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million, of which, $51.7 million consisted of securities. On December 30, 2008, GLIC delivered to GLICNY a capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $10.9 million.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and market risk; and (iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2009 and 2008, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels.

(18) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term and universal life insurance and Medicare supplement insurance; and (2) Retirement Income, which principally includes fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We allocate net investment gains (losses) from Corporate and Other activities to our Protection and Retirement Income segments using an approach based principally upon the investment portfolios established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy-related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                                                                       Retirement Corporate
(Amounts in millions)                                       Protection   Income   and Other Consolidated
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   933.0  $    49.1  $    0.3   $   982.4
Net investment income......................................     371.7      216.6      56.4       644.7
Net investment gains (losses)..............................    (258.0)      17.7     (75.6)     (315.9)
Policy fees and other income...............................     365.4      160.3      73.5       599.2
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,412.1      443.7      54.6     1,910.4
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     798.8      233.7       0.2     1,032.7
Interest credited..........................................     222.2       67.2      50.3       339.7
Acquisition and operating expenses, net of deferrals.......     160.9       75.5      10.6       247.0
Amortization of deferred acquisition costs and intangibles.     102.9      134.3       3.8       241.0
Interest expense...........................................      92.5         --      (0.8)       91.7
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,377.3      510.7      64.1     1,952.1
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................      34.8      (67.0)     (9.5)      (41.7)
Provision (benefit) for income taxes.......................       7.6      (35.9)     (7.7)      (36.0)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................      27.2      (31.1)     (1.8)       (5.7)
Equity in net income (loss) of unconsolidated subsidiary...        --         --       4.4         4.4
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $    27.2  $   (31.1) $    2.6   $    (1.3)
                                                            =========  =========  ========   =========

Total assets............................................... $15,299.1  $22,404.9  $3,481.4   $41,185.4
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                                                                       Retirement Corporate
(Amounts in millions)                                       Protection   Income   and Other Consolidated
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   919.9  $   148.2  $    0.4   $ 1,068.5
Net investment income......................................     522.0      245.8     180.5       948.3
Net investment gains (losses)..............................    (424.9)    (154.1)   (357.7)     (936.7)
Policy fees and other income...............................     345.1      167.7      94.9       607.7
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,362.1      407.6     (81.9)    1,687.8
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     773.4      365.2       0.2     1,138.8
Interest credited..........................................     219.2       77.1     154.4       450.7
Acquisition and operating expenses, net of deferrals.......     163.2       85.7      21.3       270.2
Amortization of deferred acquisition costs and intangibles.     116.4      124.2       3.4       244.0
Interest expense...........................................     168.1         --        --       168.1
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,440.3      652.2     179.3     2,271.8
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................     (78.2)    (244.6)   (261.2)     (584.0)
Provision (benefit) for income taxes.......................     (26.5)     (91.8)    (94.0)     (212.3)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................     (51.7)    (152.8)   (167.2)     (371.7)
Equity in net income (loss) of unconsolidated subsidiary...        --         --     (37.6)      (37.6)
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $   (51.7) $  (152.8) $ (204.8)  $  (409.3)
                                                            =========  =========  ========   =========

Total assets............................................... $14,926.2  $21,357.2  $5,087.4   $41,370.8
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2007:

                                                                        Retirement Corporate
(Amounts in millions)                                        Protection   Income   and Other Consolidated
---------------------                                        ---------- ---------- --------- ------------
Premiums....................................................  $  891.5    $171.3    $  0.4     $1,063.2
Net investment income.......................................     609.3     305.9     274.7      1,189.9
Net investment gains (losses)...............................     (26.6)    (30.1)    (34.4)       (91.1)
Policy fees and other income................................     346.6     144.5       0.2        491.3
                                                              --------    ------    ------     --------
   Total revenues...........................................   1,820.8     591.6     240.9      2,653.3
                                                              --------    ------    ------     --------
Benefits and other changes in policy reserves...............     780.5     324.8       0.1      1,105.4
Interest credited...........................................     217.4      90.9     233.0        541.3
Acquisition and operating expenses, net of deferrals........     145.6      75.6      23.0        244.2
Amortization of deferred acquisition costs and intangibles..     106.8      43.3       1.3        151.4
Interest expense............................................     204.6        --       0.5        205.1
                                                              --------    ------    ------     --------
   Total benefits and expenses..............................   1,454.9     534.6     257.9      2,247.4
                                                              --------    ------    ------     --------
Income before income taxes and equity in net income of
  unconsolidated subsidiary.................................     365.9      57.0     (17.0)       405.9
Provision (benefit) for income taxes........................     125.7     (18.9)     (5.5)       101.3
                                                              --------    ------    ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary................................................     240.2      75.9     (11.5)       304.6
                                                              --------    ------    ------     --------
Equity in net income of unconsolidated subsidiary...........        --        --      19.1         19.1
                                                              --------    ------    ------     --------
Net income..................................................  $  240.2    $ 75.9    $  7.6     $  323.7
                                                              ========    ======    ======     ========

(19) Commitments and Contingencies

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2009, we were committed to fund $63.0 million in limited partnership investments.

   In December 2007, GLAIC entered into a $550.0 million Letter of Credit and Reimbursement Agreement (the "LOC Agreement") as guarantor with River Lake V, a direct subsidiary, and a third-party bank that served as the administrative agent. Genworth, our ultimate parent, guaranteed the complete and timely performance of all

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

of River Lake V's obligations under the LOC Agreement, which was terminated on September 11, 2008. It was replaced with letters of credit issued by other third-party banks that required Genworth to provide parental support under certain circumstances in an amount up to $100.0 million. After the downgrade of its holding company, Genworth fully satisfied this obligation in December 2008. Therefore, there was no outstanding commitment as of December 31, 2009.

   On April 7, 2009, GLAIC entered into a reinsurance treaty with River Lake VII, a subsidiary of GLAIC, effective January 1, 2009 (the "Reinsurance Treaty I"). In conjunction with the Reinsurance Treaty I, on April 7, 2009, River Lake VII delivered to GLAIC a $580.0 million conditional letter of credit issued by a third-party bank.

   On December 30, 2008, GLAIC entered into a reinsurance treaty with River Lake VI, a subsidiary of GLAIC, effective October 1, 2008 (the "Reinsurance Treaty"). In conjunction with the Reinsurance Treaty, on December 30, 2008, River Lake VI delivered to GLAIC a $200.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $274.1 million as of December 31, 2009.

(20) Investment in Unconsolidated Subsidiary

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2009 and 2008, the carrying value of our investment in GLICNY was $381.4 million and $219.1 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY as of or for the years ended December 31:

                                        Years ended December 31,
                                        ----------------------
                 (Amounts in millions)   2009      2008    2007
                 ---------------------  ------   -------  ------
                 Net investment income. $298.4   $ 314.1  $301.4
                 Total revenues........ $411.1   $ 325.0  $511.3
                 Net income (loss)..... $ 12.8   $(108.9) $ 54.4

                                             As of December 31,
                                             -----------------
                 (Amounts in millions)         2009      2008
                 ---------------------       --------  --------
                 Total assets............... $9,686.7  $9,128.0
                 Total liabilities.......... $8,581.1  $8,493.1
                 Total stockholders' equity. $1,105.6  $  634.9

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under date of April 13, 2010, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2009, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments in 2009.

/s/ KPMG LLP

Richmond, Virginia
April 13, 2010

                                  Schedule I

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

       Summary of investments--other than investments in related parties
                             (Amounts in millions)

   As of December 31, 2009, the amortized cost or cost, fair value and carrying value of our invested assets were as follows:

                                                      Amortized
                                                       cost or             Carrying
Type of Investment                                      cost    Fair value  value
------------------                                    --------- ---------- ---------
Fixed maturity securities:
   Bonds:
       U.S. government, agencies and authorities..... $   649.7 $   654.5  $   654.5
       Government--non-U.S...........................     148.9     154.6      154.6
       Public utilities..............................     747.3     758.1      758.1
       All other corporate bonds.....................  10,535.9   9,430.5    9,430.5
                                                      --------- ---------  ---------
          Total fixed maturity securities............  12,081.8  10,997.7   10,997.7
Equity securities....................................      90.5     101.3      101.3
Commercial mortgage loans............................   2,363.3     xxxxx    2,363.3
Policy loans.........................................     515.7     xxxxx      515.7
Other invested assets/(1)/...........................   2,261.1     xxxxx    2,226.0
                                                      --------- ---------  ---------
          Total investments.......................... $17,312.4     xxxxx  $16,204.0
                                                      ========= =========  =========

--------
/(1)/The amount shown in the consolidated balance sheet for other invested assets differs from amortized cost or cost presented, as other invested assets include certain assets with a carrying amount that differs from amortized cost or cost.

   See Accompanying Report of Independent Registered Public Accounting Firm

                                 Schedule III

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                      Supplemental Insurance Information
                             (Amounts in millions)

                         Deferred                 Policyholder  Liability for
                        Acquisition Future Policy   Account      Policy and    Unearned
Segment                    Costs      Benefits      Balances   Contract Claims Premiums
-------                 ----------- ------------- ------------ --------------- --------
December 31, 2009
   Protection..........  $2,698.2     $2,430.5     $ 4,901.6       $283.1       $17.2
   Retirement Income...     477.6      7,454.6       3,822.4         11.8          --
   Corporate and Other.       4.3           --       2,638.5           --          --
                         --------     --------     ---------       ------       -----
       Total...........  $3,180.1     $9,885.1     $11,362.5       $294.9       $17.2
                         ========     ========     =========       ======       =====
December 31, 2008
   Protection..........  $2,675.1     $2,329.6     $ 4,865.8       $264.8       $19.2
   Retirement Income...     611.7      7,606.6       4,823.1         16.1          --
   Corporate and Other.       8.0           --       4,328.4           --          --
                         --------     --------     ---------       ------       -----
       Total...........  $3,294.8     $9,936.2     $14,017.3       $280.9       $19.2
                         ========     ========     =========       ======       =====

                                                Interest                   Amortization
                                              Credited and    Acquisition  of Deferred
                                    Net       Benefits and   and Operating Acquisition
                        Premium  Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                 Revenue    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                 -------- ---------- ---------------- ------------- ------------ --------
December 31, 2009
   Protection.......... $  933.0  $  371.7      $1,021.0        $160.9        $102.9    $  912.0
   Retirement Income...     49.1     216.6         300.9          75.5         134.3        49.1
   Corporate and Other.      0.3      56.4          50.5          10.6           3.8         0.3
                        --------  --------      --------        ------        ------    --------
       Total........... $  982.4  $  644.7      $1,372.4        $247.0        $241.0    $  961.4
                        ========  ========      ========        ======        ======    ========
December 31, 2008
   Protection.......... $  919.9  $  522.0      $  992.6        $163.2        $116.4    $  908.2
   Retirement Income...    148.2     245.8         442.3          85.7         124.2       148.2
   Corporate and Other.      0.4     180.5         154.6          21.3           3.4         0.4
                        --------  --------      --------        ------        ------    --------
       Total........... $1,068.5  $  948.3      $1,589.5        $270.2        $244.0    $1,056.8
                        ========  ========      ========        ======        ======    ========
December 31, 2007
   Protection.......... $  891.5  $  609.3      $  997.9        $145.6        $106.8    $  868.8
   Retirement Income...    171.3     305.9         415.7          75.6          43.3       171.2
   Corporate and Other.      0.4     274.7         233.1          23.0           1.3         0.4
                        --------  --------      --------        ------        ------    --------
       Total........... $1,063.2  $1,189.9      $1,646.7        $244.2        $151.4    $1,040.4
                        ========  ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
             Company authorizing the establishment of GE Life & Annuity Separate
             Account 7. Previously filed on April 20, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity
             Separate Account 2, Registration No. 333-133425.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on April 20, 2006 with the Initial Registration
             Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
             Registration No. 333-133425.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
             Company and Capital Brokerage Corporation. Previously filed on
             September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
             Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)   Form of contract. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
             Endorsement. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)  Waiver of Surrender Charge Endorsement. Previously filed on May 25,
             2006 with the Initial Registration Statement on Form N-4 for Genworth
             Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
             & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 7 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vii) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 7 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(i)   Payment Protection with Commutation Immediate and Deferred Variable
             Annuity Rider. Previously filed on September 1, 2006 with
             Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-133425.


 (4)(b)(ii)     Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on May
                25, 2006 with the Initial Registration Statement on Form N-4 for
                Genworth Life & Annuity VA Separate Account 2, Registration
                No. 333-134457.

 (4)(b)(iii)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                filed on September 1, 2006 with Post-Effective Amendment No. 2 to
                Form N-4 for Genworth Life & Annuity VA Separate Account 2,
                Registration No. 333-133425.

 (4)(b)(iii)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                filed on April 23, 2007 with Post-Effective Amendment No. 5 to Form
                N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
                No. 333-134457.

 (4)(b)(iii)(c) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                filed on November 27, 2007 with Post-Effective Amendment No. 7 to
                Form N-4 for Genworth Life & Annuity VA Separate Account 2,
                Registration No. 333-134457.

 (4)(b)(iii)(d) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                No. 333-47732.

 (4)(b)(iv)(a)  Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
                & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(iv)(b)  Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
                2006 with the Initial Registration Statement on Form N-4 for Genworth
                Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)      Annual Step-Up Benefit Rider P5222 1/06. Previously filed on May 25,
                2006 with the Initial Registration Statement on Form N-4 for Genworth
                Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(ii)     Rollup Death Benefit Rider P5223 1/03. Previously filed on May 25,
                2006 with the Initial Registration Statement on Form N-4 for Genworth
                Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(iii)    Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
                No. 333-134457.

 (4)(c)(iv)     Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
                Previously filed on May 25, 2006 with the Initial Registration
                Statement on Form N-4 for Genworth Life & Annuity VA Separate Account
                2, Registration No. 333-134457.

 (5)            Form of Application. Previously filed on July 26, 2006 with
                Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
                VA Separate Account 2, Registration No. 333-134457.

 (6)(a)         Amended and Restated Articles of Incorporation of Genworth Life and
                Annuity Insurance Company. Previously filed on January 3, 2006 with
                Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)         By-Laws of Genworth Life and Annuity Insurance Company. Previously
                filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                No. 333-31172.

 (7)            Not Applicable.

 (8)(a)(i)      Amended and Restated Fund Participation Agreement among Variable
                Insurance Products Funds, Fidelity Distributors Corporation and
                Genworth Life and Annuity Insurance Company. Previously filed on
                April 25, 2008 with Post-Effective Amendment No. 8 to Form N-4 for
                Genworth Life & Annuity VA Separate Account 1, Registration
                No. 333-134457.


 (8)(a)(ii) First Amendment to Amended and Restated Fund Participation Agreement
            among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company.
            Previously filed on April 25, 2008 with Post-Effective Amendment
            No. 8 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-134457.

 (8)(b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and GE Life and Annuity Assurance
            Company. Previously filed with Post-Effective Amendment No. 9 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 033-76334.

 (8)(c)     [Reserved.]

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
            Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
            4, Registration No. 333-31172.

 (8)(e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 5 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 2, Registration No.
            333-134457.

 (8)(f)     [Reserved.]

 (8)(g)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Legg Mason Partners Variable Equity Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment No.
            5 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
            Registration No. 333-134457.

 (8)(h)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 2, Registration No.
            333-133425.

 (8)(i)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed with
            Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

 (8)(i)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment No.
            5 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
            Registration No. 333-134457.

 (8)(j)     Participation Agreement between AllianceBernstein Variable Products
            Series Fund, Inc. and GE Life and Annuity Assurance Company.
            Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(j)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on April 23, 2007 with
            Post-Effective Amendment No. 5 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 2, Registration No. 333-134457.

 (8)(k)     Participation Agreement between MFS Variable Insurance Trust and GE
            Life and Annuity Assurance Company. Previously filed with
            Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.


 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           5 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-134457.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 5 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-134457.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 5 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-134457.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 5 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-134457.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 8 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-134457.

 (8)(s) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.


 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 5 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-134457.

 (8)(w)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment
           No. 5 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-134457.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 11 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-134457.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

 (10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)      Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer

Paul A. Haley           Director, Senior Vice President and Chief Actuary

Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer

Leon E. Roday(1)        Director and Senior Vice President

Geoffrey S. Stiff       Director and Senior Vice President

John G. Apostle, II(1)  Senior Vice President and Chief Compliance Officer

Thomas E. Duffy         Senior Vice President, General Counsel and Secretary

Kelly L. Groh           Senior Vice President and Chief Financial Officer

Christopher J. Grady    Senior Vice President

James H. Reinhart       Senior Vice President

Patrick B. Kelleher(1)  Senior Vice President

Thomas M. Stinson       Senior Vice President

Jac J. Amerell          Vice President and Controller

Gary T. Prizzia(1)      Treasurer

Matthew P. Sharpe       Vice President

Michael P. Cogswell     Vice President


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 761 owners of Qualified Contracts and 724 owners of Non-Qualified Contracts as of March 10, 2010.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)


         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6620 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230

         NAME                 ADDRESS         POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------        --------------------------------------
Gary T. Prizzia........ 6620 W. Broad Street    Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.       Financial & Operations Principal
                        Richmond, VA 23230

   (c)


                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     11%     $3.4 million


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April, 2010.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -----------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -----------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             NAME                        TITLE                   DATE
              ----                       -----                   ----

    /s/  PAMELA S. SCHUTZ*   Chairperson of the Board,      April 26, 2010
    ------------------------   President and Chief
       PAMELA S. SCHUTZ        Executive Officer

    /s/  RONALD P. JOELSON*  Director, Senior Vice          April 26, 2010
    ------------------------   President and Chief
       RONALD P. JOELSON       Investment Officer

      /s/  PAUL A. HALEY*    Director, Senior Vice          April 26, 2010
    ------------------------   President and Chief Actuary
         PAUL A. HALEY

      /s/  LEON E. RODAY*    Director and Senior Vice       April 26, 2010
    ------------------------   President
         LEON E. RODAY

    /s/  GEOFFREY S. STIFF*  Director and Senior Vice       April 26, 2010
    ------------------------   President
       GEOFFREY S. STIFF

      /s/  KELLY L. GROH*    Senior Vice President and      April 26, 2010
    ------------------------   Chief Financial Officer
         KELLY L. GROH

     /s/  JAC J. AMERELL*    Vice President and Controller  April 26, 2010
    ------------------------
        JAC J. AMERELL



*By:  /s/  MICHAEL P. COGSWELL  , pursuant to Power of         April 26, 2010
      -------------------------   Attorney executed on
        MICHAEL P. COGSWELL       December 16, 2009.